    As filed with the Securities and Exchange Commission on December 31, 2002

                          Registration No. 333-________

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                       Pre-Effective Amendment No. ___                [ ]

                       Post-Effective Amendment No. ___               [ ]

                        (Check appropriate box or boxes)

                                   ----------

                Exact Name of Registrant as Specified in Charter:

                             WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 552-9612

           Address of Principal Executive Offices, including Zip Code:
                                525 Market Street
                         San Francisco, California 94163

                                   ----------

                     Name and Address of Agent for Service:

                                C. David Messman
                      c/o Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                         San Francisco, California 94105

                                 With copies to:

                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006

                                   ----------

It is proposed that this filing will become automatically effective on January 30, 2003 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                             WELLS FARGO FUNDS TRUST
                              CROSS-REFERENCE SHEET

                           ITEMS REQUIRED BY FORM N-14

LETTER TO SHAREHOLDERS

NOTICE OF SPECIAL MEETING


ITEM NO.        PROSPECTUS CAPTION
--------        ------------------
PART A

    1           Cover Page
                Cross-Reference Sheet
                Front Cover Page of Combined Prospectus/Proxy Statement

    2           Table of Contents

    3           Summary

    4           Summary
                Terms of the Reorganization
                Board Consideration of the Reorganization
                Material Federal Income Tax and Federal Income Tax Opinions
                Existing and Pro Forma Capitalizations

    5           Summary
                Terms of the Reorganization

    6           Summary
                Terms of the Reorganization

    7           Information on Voting

    8           Not Applicable

    9           Not Applicable

PART B

                STATEMENT OF ADDITIONAL
ITEM NO.        INFORMATION CAPTION
--------        -----------------------

   10           Cover Page

   11           Table of Contents

   12           Incorporation of Documents by Reference in Statement of Additional Information

   13           Incorporation of Documents by Reference in Statement of Additional Information

   14           Incorporation of Documents by Reference in Statement of Additional Information
                Pro-Forma Financial Statements and Schedules

PART C

ITEM NOS.
15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement

THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

(A) From Post-Effective Amendment No. 31 of Wells Fargo Funds Trust, filed January 30, 2002 (SEC File No. 333-74295; 811-9253): the Retail
     Prospectuses dated February 1, 2002, as supplemented on May 13, 2002, August 23, 2002 and August 30, 2002, and Statement of Additional Information dated February 1, 2002, as supplemented on June 12, 2002, August 23, 2002 and September 6, 2002, describing the Wells Fargo Mid Cap Growth Fund, Large Company Growth Fund, International Equity Fund and Specialized Technology Fund;

(B) From Post-Effective Amendment No. 40 of Wells Fargo Funds Trust, filed August 1, 2002 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated August 1, 2002, describing the Wells Fargo Government Money Market Fund;

(C) From Post-Effective Amendment No. 54 of Wells Fargo Funds Trust, filed December [31], 2002, (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated January 31, 2003, describing the Wells Fargo Montgomery Emerging Markets Focus Fund, Wells Fargo Montgomery Institutional Emerging Markets Fund, Total Return Bond Fund and Short Duration Government Bond Fund;

(D) From Post-Effective Amendment No. 87 of The Montgomery Funds, filed October 31, 2002 (SEC File No. 33-34841; 811-6011): the Prospectuses and Statement of Additional Information dated October 31, 2002, describing the Montgomery Mid Cap Fund, Small Cap Fund, Growth Fund, International Growth Fund, Global Tech, Telecom and Media Fund, Emerging Markets Fund, Government Money Market Fund, Total Return Bond Fund and Short Duration Government Bond Fund;

(E) From Post-Effective Amendment No. 61 of The Montgomery Funds II, filed October 31, 2002 (SEC File No. 333-69686; 811-8064): the Prospectuses and Statement of Additional Information dated October 31, 2002, describing the Montgomery Emerging Markets Portfolio and the Montgomery Emerging Markets Focus Fund;

(F) The audited financial statements and related independent auditors' reports for the Wells Fargo International Equity Fund, Large Company Growth Fund, Mid Cap Growth Fund, and the Specialized Technology Fund, contained in the Annual Reports for the fiscal year ended September 30, 2002, as filed with the SEC on November 28, 2002.

(G) The audited financial statements and related independent auditors' reports for the Wells Fargo Government Money Market Fund, contained in the Annual Reports for the fiscal year ended March 31, 2002, as filed with the SEC on May 29, 2002.

(H) The unaudited financial statements for the Wells Fargo Government Money Market Fund, contained in the Semi-Annual Report for the semi-annual period ended September 30, 2002, as filed with the SEC on November 27, 2002.

(I) The audited financial statements and related independent auditors' report for the Emerging Markets Portfolio and the Emerging Markets Focus Fund of The Montgomery Funds II, contained in the Annual Reports for the fiscal year ended June 30, 2002, as filed with the SEC on August 30, 2002;

(J) The audited financial statements and related independent auditors' report for the Montgomery Mid Cap Fund, Small Cap Fund, Growth Fund, International Growth Fund, Global Tech, Telecom and Media Fund, Emerging Markets Fund, Total Return Bond Fund, Short Duration Government Bond Fund and Government Money Market Fund of The Montgomery Funds, contained in the Annual Reports for the fiscal year ended June 30, 2002, as filed with the SEC on August 30, 2002.

                           NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
         FOR YOUR CONVENIENCE YOU MAY VOTE BY MAIL, BY CALLING THE TOLL-
         FREE TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT, OR VIA THE
                         INTERNET AT WWW.PROXYVOTE.COM.

                              THE MONTGOMERY FUNDS
                             THE MONTGOMERY FUNDS II
                        101 CALIFORNIA STREET, 35TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94111

                                                               FEBRUARY __, 2003

Dear Valued Shareholder:

          We are seeking your approval of a proposed reorganization of eleven Funds of The Montgomery Funds and The Montgomery Funds II into ten Funds of Wells Fargo Funds Trust (the "Reorganization"), as described in the chart below. We refer to The Montgomery Funds and The Montgomery Funds II as the "Trusts" or the Montgomery Funds, and Wells Fargo Funds Trust as Wells Fargo Funds. We refer to the Montgomery Funds and the Wells Fargo Funds together as the Funds. We refer to the eleven Funds that are proposed to be reorganized as the Target Funds, and we refer to the ten Funds into which the Target Funds will be reorganized as the Acquiring Funds.

--------------------------------------------------------------------------------------------------------------------
MONTGOMERY FUNDS                                               WELLS FARGO FUNDS
--------------------------------------------------------------------------------------------------------------------
                        TARGET FUNDS                                              ACQUIRING FUNDS
--------------------------------------------------------------------------------------------------------------------
Montgomery Global Tech, Telecom and Media Fund                 WF Specialized Technology Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Government Money Market Fund                        WF Government Money Market Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                         WF Large Company Growth Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                           WF International Equity Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Fund                                        WF Montgomery Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund                         WF Montgomery Emerging Market Focus Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                               WF Montgomery Emerging Markets Focus Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Institutional Series: Emerging Markets Portfolio    WF Montgomery Institutional Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Short Duration Government Bond Fund                 WF Montgomery Short Duration Government Bond Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                      WF Montgomery Small Cap Fund
--------------------------------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                              WF Montgomery Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------------

          We also are asking you to approve an interim investment advisory agreement (the "Interim Agreement") for each of the Target Funds covering the period from January [15], 2003 until the Reorganization occurs.

          Wells Fargo Funds Management, LLC has agreed to pay all expenses of the Reorganization including proxy solicitation costs, so Montgomery Funds shareholders will not bear these costs.

          The Boards of Trustees of the Montgomery Funds have unanimously approved the Reorganization and the Interim Agreement. They believe that each proposal is in the best interests of shareholders, and recommend that you vote in favor of both proposals.

          THE PROPOSED REORGANIZATION

          The proposed Reorganization arises out of the recent purchase by Wells Fargo & Company of certain business lines of Montgomery Asset Management, LLC ("MAM"), the investment adviser to the Montgomery Funds. By reorganizing the Target Funds into Wells Fargo Funds, we expect to achieve operational and administrative efficiencies. We also expect to achieve increased investment leverage and market presence for the Funds, which in most cases will result in the same or lower fees to shareholders, and provide a more expansive product array within a much larger fund family with significantly greater distribution capabilities. We believe the Reorganization will be advantageous for shareholders of the Target Funds.

          In the Reorganization, each of the Target Funds will transfer all of its assets and liabilities to a corresponding Wells Fargo Fund. Target Fund shareholders will receive shares of the same or a comparable class of the corresponding Acquiring Fund equal in value to the Target Fund shares. The Reorganization is expected to be a tax-free exchange for federal income tax purposes. Five of the Target Funds will be merged into existing Wells Fargo Funds. The Montgomery Emerging Markets Focus Fund and Montgomery Emerging Markets Fund will be reorganized into one newly created Wells Fargo Fund with investment objectives and principal investment strategies that are substantially similar to those of the current Montgomery Emerging Markets Focus Fund. Each of the Montgomery Short Duration Government Bond Fund, Montgomery Small Cap Fund, Montgomery Total Return Bond Fund, and the Montgomery Institutional Series:
Emerging Markets Portfolio will be reorganized into a newly created Wells Fargo Fund with investment objectives and principal investment strategies that are substantially similar to those of the current Montgomery Funds.

     Some of the potential benefits of the proposed Reorganization are:

..    The broader product array of the Wells Fargo Funds, and the expanded range of investment options and shareholder services available to shareholders of the Wells Fargo Funds, consisting of more than 70 retail mutual funds.

..    The enhanced viability of the combined Funds due to larger asset size and multiple channels of distribution for the Wells Fargo Funds.

..    The lower net operating expense ratios of most classes of the Wells Fargo
     Funds into which the Target Funds will be reorganized.

..    The expected tax-free nature of the Reorganization for federal income tax purposes.

..    The greater breadth, depth and varied expertise of the investment management personnel employed by the investment adviser and sub-advisers to the Wells Fargo Funds.

..    The potential greater purchasing power, analyst coverage and market presence of the Wells Fargo Funds into which the Target Funds will be reorganized.

..    The potential improved operating efficiencies of the Wells Fargo Funds into which the Target Funds will be reorganized.

..    The undertaking by Wells Fargo Funds Management, LLC to pay all of the
     expenses of the Reorganization.

          The Montgomery Funds' Boards of Trustees unanimously recommend that you vote in favor of the Reorganization.

     THE INTERIM AGREEMENT

          On January [15], 2003, Wells Fargo & Company acquired certain assets associated with MAM's business as an investment adviser, including the advisory agreements with the Montgomery Funds. We refer to this transaction as the Acquisition. As part of the Acquisition, most of MAM's investment professionals, including the portfolio managers of certain Montgomery Funds became employees of Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Wells Fargo Funds Management, LLC ("Funds Management"), the investment adviser to the Wells Fargo Funds. The purchase agreement requires MAM to use commercially reasonable efforts to obtain the Montgomery Funds' Boards of Trustees approval and shareholder approval of the Reorganization.

          Under the federal securities laws, the purchase by Wells Fargo of the Montgomery Funds' advisory agreements with MAM terminated those agreements. On December 16, 2002, in anticipation of this event and the personnel changes at MAM, the Boards of Trustees approved an Interim Agreement with Wells Capital to manage the Montgomery Funds during the interim period from the closing of the Acquisition to the closing of the Reorganization. The substantive terms of the Interim Agreement are identical to the previous MAM advisory agreements except for the date of the agreement and the identity of the interim investment adviser. The Boards approved the Interim Agreement with Wells Capital, rather than MAM, because many of MAM's former investment professionals are now employees of Wells Capital, and MAM was not in a position to continue to provide advisory services to the Target Funds during this interim period. Pursuant to the Interim Agreement, the Montgomery Funds will continue to be managed by the same portfolio managers as employees of Wells Capital, or different portfolio managers who already manage similar Wells Fargo Funds during this interim time period. MAM, however, will continue to provide critical administrative and operational services to the Target Funds to ensure continuity during this interim period.

          Approval of the Interim Agreement will not result in an increase in the fee level of any Montgomery Fund during the interim period. If you approve the Interim Agreement, Wells Capital will receive the same fees that MAM would have received. By law, if shareholders of the Target Funds do not approve the Interim Agreement, Wells Capital may only be able to collect part of its regular fees for providing advisory services to such Target Funds during the interim period between January [15], 2003 and the closing of the Reorganization.

          The Montgomery Funds' Boards of Trustees unanimously recommend that you vote in favor of the Interim Agreement between Wells Capital and each of the Montgomery Funds.

          Please read the enclosed proxy materials and consider the information provided. Your vote is very important to us. We encourage you to complete and mail your proxy ballot promptly. No postage is necessary if you mail it in the United States. Alternatively, you may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at www.proxyvote.com. If you have any questions about the proxy materials, or the proposed Fund Reorganizations, please call your investment professional, or D.F. King, Inc., the Montgomery Funds' proxy solicitation firm at 1-800-290-6424.

                                           Very truly yours,


                                           F. Scott Tuck
                                           Chairman and Chief Executive Officer
                                           Montgomery Asset Management, LLC

Important Information to Help You Understand the Proposals on Which You Are Being Asked to Vote.

          Please read the full text of this proxy statement. Below is a brief overview of the proposals. Your vote is important. If you have questions regarding the proposals please call the Montgomery Funds' proxy solicitation firm, D.F. King, Inc. toll-free at 1-800-290-6424. We appreciate you placing your confidence in us and look forward to helping you achieve your financial goals.

What is the first proposal that I am being asked to vote on?

          You are being asked to vote to approve an Agreement and Plan of Reorganization providing for the transfer of assets of each Montgomery Fund into a Wells Fargo Fund, as detailed in the chart below. We also refer to the Montgomery Funds as Target Funds and the Wells Fargo Funds as Acquiring Funds.

          MONTGOMERY FUNDS REORGANIZING INTO EXISTING WELLS FARGO FUNDS

    ----------------------------------------------------------------------------------------------
    OLD MONTGOMERY FUND                                    EXISTING WELLS FARGO FUND
    ----------------------------------------------------------------------------------------------
    Montgomery Global Tech, Telecom and Media Fund         WF Specialized Technology Fund
    ----------------------------------------------------------------------------------------------
    Montgomery Government Money Market Fund                WF Government Money Market Fund
    ----------------------------------------------------------------------------------------------
    Montgomery Growth Fund                                 WF Large Company Growth Fund
    ----------------------------------------------------------------------------------------------
    Montgomery International Growth Fund                   WF International Equity Fund
    ----------------------------------------------------------------------------------------------
    Montgomery Mid Cap Fund                                WF Montgomery Mid Cap Growth Fund
    ----------------------------------------------------------------------------------------------

          MONTGOMERY FUNDS REORGANIZING INTO NEW WELLS FARGO FUNDS

    ----------------------------------------------------------------------------------------------
    OLD MONTGOMERY FUND                                    NEW WELLS FARGO FUND
    ----------------------------------------------------------------------------------------------
    Montgomery Emerging Markets Focus Fund                 WF Montgomery Emerging Markets Focus Fund
    ----------------------------------------------------------------------------------------------
    Montgomery Emerging Markets Fund                       WF Montgomery Emerging Markets Focus Fund
    ----------------------------------------------------------------------------------------------
    Montgomery Institutional Series: Emerging Markets      WF Montgomery Institutional Emerging Markets Fund
    Portfolio
    ----------------------------------------------------------------------------------------------
    Montgomery Short Duration Government Bond Fund         WF Montgomery Short Duration Government Bond Fund
    ----------------------------------------------------------------------------------------------
    Montgomery Small Cap Fund                              WF Montgomery Small Cap Fund
    ----------------------------------------------------------------------------------------------
    Montgomery Total Return Bond Fund                      WF Montgomery Total Return Bond Fund
    ----------------------------------------------------------------------------------------------

Has my Fund's Board of Trustees approved the Reorganization?

          Yes. The Boards of the Montgomery Funds have unanimously approved the Reorganization, and recommend that you vote to approve it.

Why is the Reorganization being recommended?

          To achieve operational and administrative efficiencies arising out of a recent purchase by Wells Fargo & Company of certain business lines of MAM. The Reorganization of certain Montgomery Funds into Wells Fargo Funds is also expected to achieve increased investment leverage and market presence for the Target Funds, and provide a more expansive product array within a much larger fund family with significantly greater distribution capabilities.

Are there other potential benefits of the Reorganization?

          Yes. The Reorganization would increase the assets of certain Wells Fargo Funds, which can lead to greater purchasing power and increased diversification, and operating efficiencies. The Wells Fargo Funds' investment adviser and sub-advisers offer breadth, depth and varied expertise of investment management personnel, which will be further enhanced by the addition of the MAM small cap, mid cap, emerging markets and fixed income investment professionals as employees of Wells Capital. In addition, a larger fund group offers a broader product array and an expanded range of investment options and exchange opportunities for you.

Who will advise my Fund once the merger is completed?

          Funds Management and various sub-advisers that run the day-to-day operation of the Wells Fargo Funds will manage your Fund. Also, Wells Capital has hired the small cap, mid cap emerging markets and fixed income portfolio management teams from MAM, and they will continue to manage certain successor Wells Fargo Funds where appropriate.

Will the fees and expenses of my Fund increase?

          Generally, no. For share class pairings except Class B of the Montgomery Emerging Markets Focus Fund, Class C of the Montgomery Emerging Markets Fund and Class A, Class B and Class C of the Montgomery Total Return Bond Fund, the Acquiring Fund has the same or a lower pro forma net operating expense ratio than the Target Fund. Thus, with these very limited exceptions, you will pay the same or lower fees as a result of the Reorganization.

Will I, or my Fund have to pay taxes or other fees as a result of the Reorganization?

          No. The Reorganization will not trigger any sales commission or other fees for shareholders. Also, the Reorganization is expected to be a tax-free transaction for shareholders and the Target Funds and the Acquiring Funds for U.S. federal income tax purposes.

What is the second proposal that I am being asked to vote on?

          You are being asked to approve an Interim Advisory Agreement between Wells Capital and each Montgomery Fund.

Why is an Interim Agreement being proposed to cover the time period from January [15], 2003 to the closing of the Reorganization?

          Commerzbank AG, MAM's parent company, decided to concentrate its investment advisory business in Europe and decided to sell most of MAM's advisory business lines. On January [15], 2003, Wells Fargo & Company purchased certain of MAM's assets, and in connection with this purchase, most of MAM's investment professionals became employees of Wells Capital. Thus, MAM was not in a position to continue to provide high quality advisory services to the Montgomery Funds during the interim period between January [15], 2003 and the closing of the Reorganization. Also, the purchase by Wells Fargo & Company terminated the existing advisory agreements between MAM and each Montgomery Fund. In anticipation of the termination of the agreements with MAM and the personnel changes at MAM and Wells Capital, the Boards of Trustees approved an Interim Agreement with Wells Capital, rather than MAM, to manage the Montgomery Funds during the interim period until the closing of the Reorganization. MAM will continue to provide critical administrative and operational services to the Target Funds to ensure continuity during this interim period.

Does the Interim Agreement differ substantively from the previous MAM Agreement?

          No. The Interim Agreement is identical to the previous MAM advisory agreements except for the date of the agreement and the identity of the interim investment adviser.

Will approval of the Interim Agreement result in any increase in the fees that would be paid by any Montgomery Fund during the interim period?

          No. Wells Capital will receive the same fees that MAM would have received for managing the Montgomery Funds during the interim period.

After the Reorganization, will I be able to exchange my investment into other Funds of the Wells Fargo Funds?

          Yes. Shareholders will be able to exchange Wells Fargo Fund shares received in the Reorganization for shares in the same class of other Wells Fargo Funds without additional charge anytime after the Reorganization.

What happens if I do not wish to participate in the Reorganization of the Montgomery Fund in which I own shares, or what if I do not wish to own shares of the Wells Fargo Fund?

          You may redeem your shares any time before the last business day prior to the closing date of the Reorganization. The closing date for the Reorganization is June [6], 2003.

When will the Reorganization occur?

          A Shareholder Meeting will be held on April 25, 2003. The approval of the Reorganization and the Interim Agreement by each Montgomery Fund will require the votes of the lesser of: (1) 67% of the shares present at the meeting, provided at least a majority of the shares are present at the meeting; or (2) a majority of the outstanding shares. We expect the Reorganization, if approved, to be completed by June [6], 2003.

What happens if shareholders of a Montgomery Fund do not approve the Reorganization?

          In that event, the Montgomery Fund will not participate in the Reorganization and the appropriate Montgomery Funds' Board of Trustees will determine what further action is appropriate, including the possible liquidation of the Fund.

How do I vote my shares?

          You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. You may also vote your shares by calling the toll-free number on your ballot card or via the Internet at www.proxyvote.com. If you have any questions regarding the proposals or how to vote your shares, please call the Montgomery Funds' proxy solicitation firm, D.F. King, Inc. at 1-800-290-6424.

                        MONTGOMERY EMERGING MARKETS FUND
                 MONTGOMERY GLOBAL TECH, TELECOM AND MEDIA FUND
                     MONTGOMERY GOVERNMENT MONEY MARKET FUND
                             MONTGOMERY GROWTH FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                             MONTGOMERY MID CAP FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                            MONTGOMERY SMALL CAP FUND
                        MONTGOMERY TOTAL RETURN BOND FUND
                                    SERIES OF
                              THE MONTGOMERY FUNDS
                        101 CALIFORNIA STREET, 35TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94111

                                        &

                     MONTGOMERY EMERGING MARKETS FOCUS FUND
           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
                                    SERIES OF
                             THE MONTGOMERY FUNDS II
                        101 CALIFORNIA STREET, 35TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94111

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR APRIL 25, 2003

This is the formal notice and agenda for the special shareholder meeting of eleven Funds of The Montgomery Funds and The Montgomery Funds II, which we refer to collectively as the Montgomery Funds. It tells shareholders what proposals will be voted on and the time and place of the meeting. We refer to these eleven Montgomery Funds as the Target Funds, and the ten Wells Fargo Funds listed in the attached proxy/prospectus as the Acquiring Funds. We refer to all of them together as the Funds.

To the Shareholders of the Montgomery Funds:

          A special meeting of shareholders of each of the Montgomery Funds will be held on Friday, April 25, 2003, at 10:00 a.m. (Pacific Time) at 101 California Street, 35th Floor, San Francisco, California, 94111 (the "Meeting"). At the Meeting, we will ask you to vote on:

         1. A proposal to approve an Agreement and Plan of Reorganization. Under this Agreement, each Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund in exchange for shares of the same or a comparable class of the corresponding Wells Fargo Fund having equal value, which will be distributed proportionately to the shareholders of the Target Fund (the "Reorganization"). Upon completion of the transactions contemplated by the Agreement, the Target Funds will be liquidated and terminated as series of the Montgomery Funds.

         2. A proposal to approve an interim investment management agreement between Wells Capital Management Incorporated and each of the Target Funds covering the time period from January [15], 2003 to the closing of the Reorganization.

         3.   Any other business that properly comes before the meeting.

          Only shareholders of record as of the close of business on January 27, 2003 are entitled to receive this notice and vote at the Meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy ballot (voting instruction card).

                    By Order of the Board of Trustees of The Montgomery Funds
                    By Order of the Board of Trustees of The Montgomery Funds II

                    ------------------------------------------------------------
                    Johanne Castro
                    Assistant Secretary

February [__], 2003

         YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

                       COMBINED PROXY STATEMENT/PROSPECTUS
                               FEBRUARY [__], 2003

                              THE MONTGOMERY FUNDS
                             THE MONTGOMERY FUNDS II
                        101 CALIFORNIA STREET, 35TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94111
                                 1-800-572-FUND

                             WELLS FARGO FUNDS TRUST
                                525 MARKET STREET
                         SAN FRANCISCO, CALIFORNIA 94105
                                 1-800-222-8222

WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

          This document is a combined proxy statement and prospectus. It contains the information that shareholders of the Target Funds should know before voting on the proposals before them, and should be retained for future reference. It is both the proxy statement of the eleven Target Funds listed below and a prospectus for the ten Acquiring Funds, and we refer to this document as the Proxy/Prospectus.

HOW WILL THE REORGANIZATION WORK?

          The reorganization of each Target Fund, which we refer to as the Reorganization, will involve three steps:

     . the transfer of the assets and liabilities of the Target Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

     . the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the Target Fund as of the effective date of the Reorganization in full redemption of all shares of the Target Fund; and

     .    the liquidation and termination of the Target Funds.

          As a result of the Reorganization, shareholders of each Target Fund will hold shares of the same or a comparable class of the corresponding Acquiring Fund, as described in the chart below. The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the Target Fund that you held immediately before the Reorganization. Any Target Fund whose shareholders do not approve the Reorganization will not participate in the Reorganization. Any such Target Fund will continue its operations beyond the date of the Reorganization of the other Target Funds, and the affected Montgomery Funds' Board of Trustees will consider what further action is appropriate, including the possible liquidation of the Target Fund.

          The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-----------------------------------------------------------------------------------------------------------------------
                       TARGET FUNDS                                               ACQUIRING FUNDS
-----------------------------------------------------------------------------------------------------------------------
Montgomery Global Tech, Telecom and Media Fund               WF Specialized Technology Fund
          Class R                                                     Class A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Government Money Market Fund                      WF Government Money Market Fund
         Class R                                                      Service Class
-----------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                       WF Large Company Growth Fund
         Class P/Class R                                              Class A
-----------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                         WF International Equity Fund
         Class P/Class R                                              Class A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Fund                                      WF Montgomery Mid Cap Growth Fund
         Class R                                                      Class A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund                       WF Montgomery Emerging Markets Focus Fund (New Fund)
         Class A                                                      Class A
         Class B                                                      Class B
         Class C                                                      Class C
         Class R                                                      Institutional Class
-----------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                             WF Montgomery Emerging Markets Focus Fund (New Fund)
         Class A/Class R                                              Class A
         Class B                                                      Class B
         Class C                                                      Class C
-----------------------------------------------------------------------------------------------------------------------
Montgomery Institutional Series: Emerging Markets Portfolio  WF Montgomery Institutional Emerging Markets Fund (New
                                                             Fund), Select Class
-----------------------------------------------------------------------------------------------------------------------
 Montgomery Short Duration Government Bond Fund              WF Montgomery Short Duration Government Bond Fund (New
                                                             Fund)
         Class A                                                      Class A
         Class B                                                      Class B
         Class C                                                      Class C
         Class R                                                      Institutional Class
-----------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                    WF Montgomery Small Cap Fund (New Fund)
         Class P/Class R                                              Class A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                            WF Montgomery Total Return Bond Fund (New Fund)
         Class A                                                      Class A
         Class B                                                      Class B
         Class C                                                      Class C
         Class R                                                      Institutional Class
         Class I                                                      Select Class
-----------------------------------------------------------------------------------------------------------------------

          ADDITIONAL INFORMATION ABOUT THE FUNDS IS AVAILABLE IN THE:

     .    Prospectuses for the Target Funds and for the Acquiring Funds;

     . Annual and Semi-Annual Reports to shareholders of the Target Funds and of the Acquiring Funds; and

     . Statements of Additional Information, or SAIs, for the Target Funds and for the Acquiring Funds.

          These documents are on file with the Securities and Exchange Commission, which we refer to as the SEC.

          The effective prospectuses of the Target Funds and the Acquiring Funds, and Management's Discussion of Fund Performance included in the Target Funds' and the Acquiring Funds' most recent Annual Report, are incorporated by reference and are legally deemed to be part of this Proxy/Prospectus. The SAI to this Proxy/Prospectus dated February [___], 2003 also is incorporated by reference and is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the Target Funds and the Acquiring Funds that describes the technical details of how the Reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below. Finally, there is an Interim Agreement between Wells Capital and each of the Target Funds covering investment advisory services for the interim period, which also has been filed with the SEC and is available by any of the methods described below.

          A prospectus for the Acquiring Fund(s) whose shares you would own after the Reorganization accompanies this Proxy/Prospectus. Each Target Fund was previously advised by Montgomery Asset Management, LLC, which we refer to as MAM. The Boards of Trustees of the Montgomery Funds recently approved an Interim Agreement with Wells Capital Management Incorporated, a wholly-owned subsidiary of Wells Fargo & Company, which we refer to as Wells Capital. Wells Capital will only advise the Montgomery Funds during the interim period between the closing of the Acquisition and the closing of the Reorganization. Each Acquiring Fund is or will be advised by Wells Fargo Funds Management, LLC, an indirect wholly-owned subsidiary of Wells Fargo & Company, which we refer to as Funds Management. Thus, if the Reorganization is approved, Montgomery Fund shareholders will own shares in an Acquiring Fund that is advised by Funds Management. Each Acquiring Fund is or will be sub-advised by Wells Capital or another sub-adviser supervised and paid by Funds Management. The prospectus and the most recent annual report to shareholders of the Target Funds, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders.

     . Management's Discussion of Fund Performance for each of the existing Acquiring Funds contained in the most recent Annual Report is included in Exhibit C.

          Copies of all of these documents are available upon request without charge by writing to or calling:

          Wells Fargo Funds                  Montgomery Funds
          P.O. Box 8266                      101 California Street, 35th Floor
          Boston, MA 02266-8266              San Francisco, CA 94111
          1-800-222-8222                     1-800-572-FUND

          You also may view or obtain these documents from the SEC:

          In Person:      At the SEC's Public Reference Room in Washington, D.C.

          By Phone:       1-800-SEC-0330

          By Mail:        Public Reference Section
                          Securities and Exchange Commission
                          450 5th Street, N.W.
                          Washington, DC 20549-6009
                          (duplicating fee required)

          By Email:       publicinfo@sec.gov
                          (duplicating fee required)

          By Internet:    www.sec.gov
                          (Wells Fargo Funds Trust for information on the Acquiring Funds)

                          (The Montgomery Funds II for information on the Montgomery Emerging Markets Focus Fund and the Montgomery Institutional Series: Emerging Markets Portfolio)

            (The Montgomery Funds for information on the remaining Target Funds)

OTHER IMPORTANT THINGS TO NOTE:

     . An investment in the Wells Fargo Funds is not a deposit in Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

     .    You may lose money by investing in the Funds.

                                TABLE OF CONTENTS

                                                                                                     PAGE

Introduction.......................................................................................... 14

Proposal 1:  Approval of Reorganization of Target Funds............................................... 14

        Reasons for the Reorganization................................................................ 14

        Summary....................................................................................... 16

        Comparison of Current Fees.................................................................... 16

        Comparison of Investment Objectives, Principal Investment Strategies and Policies............. 18

        Comparison of Investment Advisors and Investment Advisory Fees................................ 32

        Comparison of Other Principal Service Providers............................................... 34

        Comparison of Business Structure.............................................................. 35

        Terms of the Reorganization................................................................... 36

        Board Consideration of the Reorganization..................................................... 37

        Performance................................................................................... 41

        Material U.S. Federal Income Tax Consequences and Federal Income Tax Opinions................. 43

Proposal 2:  Approval of an Interim Advisory Agreement................................................ 45

        Summary....................................................................................... 45

        Terms of the Interim Agreement and the Prior Agreement........................................ 47

        Approval by the Boards of Trustees of the Montgomery Funds.................................... 48

Information on Voting................................................................................. 48

Existing and Pro Forma Capitalization................................................................. 49

Outstanding Shares.................................................................................... 54

Interest Of Certain Persons In The Transactions....................................................... 55

Exhibit A  Fee Tables.................................................................................A-1

Exhibit B  Comparison of Investment Objectives and Strategies.........................................B-1

Exhibit C  Management's Discussion of Fund Performance for Each of the Wells
Fargo Funds...........................................................................................C-1

Exhibit D  Additional Information Regarding Wells Capital.............................................D-1

                                  INTRODUCTION

          On January [15], 2003, Wells Fargo & Company, the parent company of Funds Management, and Wells Capital, purchased certain parts of the institutional and retail investment management business of MAM, the previous investment adviser to the Montgomery Funds. We refer to this purchase as the Acquisition. As part of the Acquisition, MAM agreed to use commercially reasonable efforts to obtain the Montgomery Funds' Boards' approval of the Agreement and Plan of Reorganization with the Wells Fargo Funds and of the interim advisory agreement with Wells Capital (the "Interim Agreement"). MAM also agreed to use commercially reasonable efforts to help prepare these proxy solicitation materials, process them through the SEC and obtain the necessary shareholder approvals. Under the Acquisition Agreement, MAM is entitled to compensation from Wells Fargo & Company and its affiliates, but not from the Montgomery Funds, which is payable following shareholder approval and the consummation of the Reorganization. The parties to the Acquisition Agreement have elected to keep the amount of the compensation confidential.

          In connection with the Acquisition, the Boards of the Montgomery Funds approved the reorganization of each of the Target Funds into certain existing or newly-created Wells Fargo Funds, and approved an Interim Agreement with Wells Capital to provide advisory services to each of the affected Montgomery Funds from January [15], 2003 until the closing of the Reorganization. The Montgomery Funds called this special shareholders' meeting to allow the shareholders of each Target Fund to vote on two proposals. The first proposal is the proposed reorganization of eleven of the Montgomery Funds into ten Wells Fargo Funds. We refer to the proposed reorganizations as the Reorganization. The second proposal is the approval of the Interim Agreement between each Montgomery Fund and Wells Capital.

           PROPOSAL 1: APPROVAL OF REORGANIZATION OF THE TARGET FUNDS

          On December 16, 2002, the Montgomery Funds' Boards unanimously voted to approve the Reorganization, subject to approval by shareholders of each Target Fund. In the Reorganization, each Target Fund will transfer its assets to its corresponding Acquiring Fund, which will assume the liabilities of the Target Fund. Upon this transfer of assets and assumption of liabilities, the Acquiring Fund will issue shares to the Target Fund, which shares will be distributed to shareholders in liquidation of the Target Fund. Any shares you own of a Target Fund at the time of the Reorganization will be cancelled and you will receive shares in the same or a comparable class of the corresponding Acquiring Fund having a value equal to the value of your shares of the Target Fund. The Reorganization is expected to be a tax-free transaction for U.S. federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about June [__], 2003.

          REASONS FOR THE REORGANIZATION

          The Reorganization arises out of Commerzbank AG's decision to sell most of MAM's U.S. investment management business. Commerzbank AG is MAM's parent company. Management of the Montgomery Funds reviewed the product offerings of the Montgomery Funds and the asset size of the Funds to determine whether the Funds remained economically viable and whether shareholders of certain Montgomery Funds would be better served if the Funds were reorganized into a larger fund family with better distribution capabilities. Subsequently, the Boards of the Montgomery Funds approved the proposed Reorganization of the Target Funds into series of the Wells Fargo Funds. The Boards concluded that participation in the proposed Reorganization is in the best interests of each Target Fund and its shareholders. In reaching that conclusion, the Boards considered, among other things:

          1. The enhanced viability of the combined Funds due to larger asset size and access to multiple channels of distribution for the Wells Fargo Funds.

          2. The broader product array of the more than 70 retail mutual funds in the Wells Fargo Funds family, and the expanded range of investment options and exchange opportunities available to shareholders.

          3. The service capabilities of the Wells Fargo Funds, including 24-hour phone service, automated services, and greater assistance to better service your needs as a shareholder.

          4. The compatibility of the investment objectives and principal investment strategies of the Acquiring Funds with those of the Target Funds.

          5. The comparative performance of the Acquiring Funds into which the Target Funds will be reorganized.

          6. The net and gross operating expense ratios of the Acquiring Funds as compared to their corresponding Target Funds.

          7. The expected tax-free nature of the Reorganization for U.S. federal income tax purposes.

          8. The potential for greater operating efficiencies of the Wells Fargo Funds into which the Target Funds will be reorganized.

          9. The decision by Commerzbank AG and MAM to sell much of MAM's U.S. investment management business, and the decision by Wells Capital to employ most of MAM's key investment management professionals who manage certain Target Funds.

          10. The undertaking by Funds Management to pay all expenses connected with the Reorganization so that shareholders of the Target Funds will not bear these expenses.

          The Montgomery Funds' Boards also concluded that the economic interests of the shareholders of the Target Funds would not be diluted as a result of the proposed Reorganization, since the number of Acquiring Fund shares to be issued to Target Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of the factors considered by the Montgomery Funds' Boards in approving the Reorganization, see pages [___].

                                     SUMMARY

          The following summary highlights differences between each Target Fund and its corresponding Acquiring Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed Acquiring Fund prospectus(es).

          COMPARISON OF CURRENT FEES AND PRO FORMA FEES

          The following chart shows current expense ratios for each Target Fund and Acquiring Fund, both before (gross) and after (net) expense waivers and reimbursements. It also shows the pro forma expense ratios, which show the anticipated effects, if any, of the Reorganization on both gross and net operating expense ratios. In most cases, the Acquiring Fund will have gross operating expense ratios lower than or equal to the corresponding Class of the Target Fund. In most cases (excepting certain classes which are shown in bold and italics below), the Acquiring Fund also will have net operating expense ratios lower than or equal to those of the corresponding Class of the Target Fund. If the gross operating expense ratio of a Class is lower than the committed net operating expense ratio, the Class will operate at the lower gross operating expense ratio.

------------------------------------------------------------------------------------------------------------------------------------
                             GROSS OPERATING                                     GROSS OPERATING
                             EXPENSE RATIO/                                      EXPENSE RATIO/         PRO FORMA GROSS OPERATING
                             COMMITTED NET                                       COMMITTED NET          EXPENSE RATIO/ COMMITTED
TARGET FUND/                 OPERATING             ACQUIRING FUND/               OPERATING EXPENSE      NET OPERATING EXPENSE
SHARE CLASS                  EXPENSE RATIO         SHARE CLASS                   RATIO                  RATIO
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY GLOBAL TECH, TELECOM                    WF SPECIALIZED                                      WF SPECIALIZED
 AND MEDIA FUND                                     TECHNOLOGY FUND                                     TECHNOLOGY FUND
     Class R                     1.94% / 1.90%          Class A                     2.42% / 1.75%             2.44% / 1.75%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY GOVERNMENT MONEY MARKET                 WF GOVERNMENT MONEY                                 WF GOVERNMENT MONEY
 FUND                                               MARKET FUND                                         MARKET FUND
     Class R                     0.53% / 0.60%          Service Class               0.55% / 0.50%             0.55% / 0.50%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY GROWTH FUND                             WF LARGE COMPANY                                    WF LARGE COMPANY
                                                    GROWTH FUND                                         GROWTH FUND
     Class P                     1.79% / 1.75%          Class A                     1.45% / 1.20%             1.58% / 1.20%
     Class R                     1.55% / 1.50%          Class A                     1.45% / 1.20%             1.58% / 1.20%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY INTERNATIONAL GROWTH                    WF INTERNATIONAL EQUITY                             WF INTERNATIONAL
 FUND                                               FUND                                                EQUITY FUND
     Class P                     3.73% / 1.93%          Class A                     1.95% / 1.50%             2.15% / 1.50%
     Class R                     3.45% / 1.65%          Class A                     1.95% / 1.50%             2.15% / 1.50%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY MID CAP FUND                            WF MID CAP GROWTH                                   WF MONTGOMERY MID
                                                    FUND                                                CAP GROWTH FUND
     Class R                     3.10% / 1.50%          Class A                     2.33% / 1.45%             1.71% / 1.45%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS                  WF MONTGOMERY EMERGING
 FUND                                               MARKETS FOCUS FUND
     Class A                     5.27% / 2.20%          Class A                     2.58% / 1.90%
     Class B                     5.38% / 2.31%          Class B                     6.86% / 2.65%
     Class C                     6.51% / 3.44%          Class C                     5.50% / 2.65%
     Class R                     4.66% / 1.60%          Institutional Class         2.18% / 1.60%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FUND                   WF MONTGOMERY
                                                    EMERGING MARKETS
                                                    FOCUS FUND
     Class A                     2.95% / 2.08%          Class A                     2.58% / 1.90%
     Class B                     3.50% / 2.80%          Class B                     6.86% / 2.65%
     Class C                     3.40% / 2.53%          Class C                     5.50% / 2.65%
     Class R                     2.82% / 1.95%          Class A                     2.58% / 1.90%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             GROSS OPERATING                                     GROSS OPERATING
                             EXPENSE RATIO/                                      EXPENSE RATIO/         PRO FORMA GROSS OPERATING
                             COMMITTED NET                                       COMMITTED NET          EXPENSE RATIO/ COMMITTED
TARGET FUND/                 OPERATING             ACQUIRING FUND/               OPERATING EXPENSE      NET OPERATING EXPENSE
SHARE CLASS                  EXPENSE RATIO         SHARE CLASS                   RATIO                  RATIO
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY INSTITUTIONAL SERIES:                   WF MONTGOMERY
 EMERGING MARKETS PORTFOLIO                         INSTITUTIONAL EMERGING
                                                    MARKETS FUND
     Institutional Class         4.80% / 1.30%          Select Class                1.67% / 1.25%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY SHORT DURATION                           WF MONTGOMERY SHORT
 GOVERNMENT BOND FUND                                DURATION GOVERNMENT BOND
                                                     FUND
     Class A                     1.78% / 1.12%          Class A                     1.35% / 0.90%
     Class B                     2.00% / 1.65%          Class B                     8.11% / 1.65%
     Class C                     2.00% / 1.65%          Class C                     3.22% / 1.65%
     Class R                     1.53% / 0.60%          Institutional Class         0.88% / 0.60%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY SMALL CAP FUND                           WF MONTGOMERY SMALL
                                                     CAP FUND
     Class P                     1.73% / 1.63%          Class A                     1.75% / 1.40%
     Class R                     1.51% / 1.40%          Class A                     1.75% / 1.40%
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND FUND                   WF MONTGOMERY TOTAL
                                                     RETURN BOND FUND
     Class A                     1.95% / 0.96%          Class A                     1.41% / 1.00%
     Class B                     2.46% / 1.71%          Class B                     2.14% / 1.75%
     Class C                     2.46% / 1.71%          Class C                     2.72% / 1.75%
     Class R                     1.42% / 0.71%          Institutional Class         1.16% / 0.70%
     Class I                     1.71% / 0.47%          Select Class                0.83% / 0.42%
---------------------------- ---------------------- ---------------------------- ---------------------- ----------------------------

          Funds Management is contractually obligated to maintain a specific net operating expense ratio for each class of each Wells Fargo Fund without any expenses excluded from the net operating expense ratio ceiling. Thus, the net operating expenses of each Acquiring Fund listed above cannot exceed the percentage listed. Funds Management is obligated to maintain the net operating expense ratio of the WF Montgomery Mid Cap Growth Fund, WF Montgomery Small Cap Fund, WF Large Company Growth Fund, WF Montgomery Emerging Markets Focus Fund, WF Montgomery Institutional Emerging Markets Fund, WF International Equity Fund and the WF Specialized Technology Fund shown above through at least January 31, 2004, and to maintain the net operating expense ratio of the WF Government Money Market Fund shown above through at least July 31, 2004. Finally, Funds Management is contractually obligated to maintain the net operating expense ratio of the WF Montgomery Total Return Bond Fund and the WF Montgomery Short Duration Government Bond Fund through at least September 30, 2004. Upon the expiration of the applicable mandatory waiver period, the net operating expense ratios of each Acquiring Fund may be increased only with the approval of the Board of Trustees of the Wells Fargo Funds.

          MAM as the prior investment adviser, and Wells Capital as the interim adviser, are contractually obligated to maintain a net operating expense ratio (subject to certain expense exclusions) for each Montgomery Fund through June 30, 2003. Because the contract for the Montgomery Funds excludes certain expenses, the actual net operating expense ratio of each Montgomery Fund is less certain than its corresponding Wells Fargo Fund and could vary depending on the amount of excluded expenses incurred by a Montgomery Fund in a specific fiscal year. The net operating expense ratios for the Montgomery Funds listed in the chart above are based on the actual expenses charged in the last fiscal year. The contract is extendable on June 30, 2003, and the net operating expense ratio of each Montgomery Fund may be raised thereafter only with the approval of the Boards of the Montgomery Funds. See Exhibit A for a breakdown of the specific fees charged to each Acquiring Fund and Target Fund, and more information about expenses.

          COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND POLICIES

          Each Target Fund and its corresponding Acquiring Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund.

          The Montgomery Funds have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. The Wells Fargo Funds have investment objectives that are classified as non-fundamental, which means that the Wells Fargo Funds' Board of Trustees can change them without shareholder approval. Thus, the Reorganization will result in a change in the Target Fund shareholders' right to vote to approve changes to the investment objectives of the Fund(s) in which they own shares.

          The Montgomery Funds and the Wells Fargo Funds have similar overall investment policies. However, the Montgomery Funds have classified more of their investment policies as fundamental policies, which can be changed only with shareholder approval, than the Wells Fargo Funds. Investment policies can restrict a fund's ability to respond to new developments and changing trends and prevent a portfolio manager from purchasing a security that is consistent with a fund's investment objective and principal strategies and otherwise an appropriate investment. Generally, the Wells Fargo Funds have adopted fewer fundamental investment policies because their policies were developed with a view to avoiding restrictions that unnecessarily hamper a portfolio manager's discretion, and to conforming such policies to the flexibility currently permitted under federal and state law. Generally, the Wells Fargo Funds have a combination of fundamental and non-fundamental investment policies that are substantially similar to the Montgomery Funds' fundamental policies. Many of the policies that are classified as fundamental by the Montgomery Funds and as non-fundamental by the Wells Fargo Funds involve limitations independently imposed under the 1940 Act, the commodities laws or other federal securities laws. Thus, although Target Fund shareholders have the right to vote to approve changes to more fundamental policies than Wells Fargo Funds' shareholders, this voting right is not significant to the Funds' day-to-day operations because many of the policies are followed by the Acquiring Funds and required under applicable law.

          Unlike other Acquiring Funds involved in the Reorganization, the WF Large Company Growth Fund is a Gateway Fund that does not invest directly in portfolio securities. Rather, it invests in a corresponding Portfolio of Wells Fargo Master Trust that has the same investment objectives and strategies as those of the WF Large Company Growth Fund.

          The following charts compare the investment objective(s) and principal investment strategies of each Target Fund and the corresponding Acquiring Fund, and describe the key differences between the Funds. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found at Exhibit B. You also can find additional information about a specific Fund's investment objective(s), principal investment strategies and investment policies in its prospectus and SAI. The Wells Fargo Funds Board of Trustees has approved a change in the name of the WF Mid Cap Growth Fund to the WF Montgomery Mid Cap Growth Fund if the Reorganization is approved.

----------------------------------------------------------------------------------------------------------------------------------
     FUND NAMES        OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY GLOBAL      Seeks long-term capital   The Fund invests at least 80% of     .    The Montgomery Global Tech,
TECH, TELECOM AND      appreciation.             its net assets by in stocks of            Telecom and Media Fund primarily
MEDIA FUND                                       companies of any size worldwide           invests in three related industries:
                                                 that are involved in technology,          technology, telecom and media,
                                                 telecommunications, media,                whereas the WF Specialized Technology
                                                 broadcasting, publishing, computer        Fund concentrates solely in the
                                                 systems and the Internet. The Fund        technology sector.  Because most of
                                                 typically invests in at least             the Montgomery Fund's
                                                 three countries including the             telecommunication and media holdings,
                                                 U.S., with no more than 40% of its        however, involve companies engaged in
                                                 assets in any one foreign                 the manufacture or development of
                                                 country.                                  telecommunication equipment, they
-------------------------------------------------------------------------------------      fall within the WF Specialized Technology
WF SPECIALIZED         Seeks long-term capital   The Fund invests principally in           Fund's definition of technology companies
TECHNOLOGY FUND        appreciation by           equity securities of technology           and would be permissible investments
                       investing in domestic     companies worldwide.  The Fund            under the Fund's 80% investment policy.
                       and foreign equity        invests at least 80% of its assets   .    Both Funds may invest in foreign
                       securities of             in securities of technology               securities, but the WF Specialized
                       technology companies.     companies, which it defines as            Technology Fund may invest only 50% of
                                                 those with revenues primarily             its total assets in foreign securities
                                                 generated by technology                   and no more than 25% of its total assets
                                                 products and services, such as            in any one foreign country, except
                                                 computer, software and                    Japan. In contrast, the Montgomery
                                                 communications equipment and              Global Tech, Telecom and Media Fund does
                                                 services, semi-conductor,                 not have a mandatory ceiling on the
                                                 healthcare, biotechnology and             amount of assets it may invest in
                                                 defense and aerospace. Because            foreign securities, but it may invest no
                                                 the Fund retains the                      more than 40% of its total assets in any
                                                 flexibility to invest in a                one foreign country.
                                                 relatively small number of           .    The WF Specialized Technology Fund is
                                                 stocks, it is also considered             subject to express capitalization
                                                 to be non-diversified. The Fund           requirements for the companies in which
                                                 may invest up to 50% of its               it invests, whereas the Montgomery
                                                 total assets in foreign                   Global Tech, Telecom and Media Fund is
                                                 securities, but no more than              not so limited.
                                                 25% in any one foreign country,      .    The Montgomery Global Tech, Telecom and
                                                 except Japan. The Fund invests            Media Fund is a diversified fund, which
                                                 primarily in issuers with an              means it is more limited in the amount
                                                 average market capitalization             it may invest in any one issuer than is
                                                 of $500 million or more,                  the WF Specialized Technology Fund.
                                                 although it may invest up to
                                                 15% of its total assets in
                                                 equity securities of companies
                                                 with market capitalizations
                                                 below $100 million.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     FUND NAMES        OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
------------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY GOVERNMENT  Seeks current income      The Fund's portfolio consists        .    There are no material differences
MONEY MARKET FUND      consistent with           entirely of high-quality,                 between the two Funds because they have
                       liquidity and capital     short-term money market                   substantially similar investment
                       preservation.             instruments, as required by               objectives, principal strategies and
                                                 Rule 2a-7 under the 1940 Act.             investment policies and invest in
                                                 The Fund invests at least 80%             substantially similar instruments.
                                                 of its net assets in short-term
                                                 U.S. Government securities,
                                                 which may include bills, notes
                                                 and bonds issued by government
                                                 agencies, repurchase agreements
                                                 collateralized by U.S.
                                                 Government securities, and
                                                 in similar money market
                                                 funds.
-------------------------------------------------------------------------------------
WF GOVERNMENT MONEY    Seeks high current        The Fund's portfolio consists
MARKET FUND            income, while preserving  entirely of high-quality,
                       capital and liquidity.    short-term money market
                                                 instruments, as required by
                                                 Rule 2a-7 under the 1940 Act.
                                                 The Fund invests at least 80%
                                                 of its net assets in U.S.
                                                 Government obligations,
                                                 including repurchase agreements
                                                 collateralized by U.S.
                                                 Government obligations.
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAMES       OBJECTIVES                PRINCIPAL STRATEGIES              KEY DIFFERENCES
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY GROWTH FUND Seeks long-term capital   The Fund invests primarily in        .    The two Funds have different
                       appreciation.             U.S. growth companies with                selection criteria in that the
                                                 market capitalizations of at              Montgomery Growth Fund invests
                                                 least $1 billion at the time of           primarily in companies with market
                                                 purchase.  The Fund favors                capitalizations of at least $1
                                                 companies that are well                   billion at the time of purchase,
                                                 managed, that have a visible              whereas the WF Large Company Growth
                                                 three-year growth plan, that              Fund invests primarily in companies
                                                 are reasonably valued relative            with market capitalizations of $3
                                                 to their peers and that                   billion or more. This difference
                                                 demonstrate evidence of                   provides the Montgomery Growth Fund
                                                 business momentum as a catalyst           with more flexibility in the size
                                                 for growth and share-price                of companies in which the Fund
                                                 appreciation.  The Fund seeks             invests.  As a practical matter,
                                                 to be fully invested and well             however, since 1999 the Montgomery
                                                 diversified with high-quality             Growth Fund has typically held
                                                 holdings across a broad range             mostly growth-oriented securities
                                                 of sectors.                               of  large companies.
------------------------------------------------------------------------------------- .    The WF Large Company Growth
WF LARGE COMPANY       Seeks long-term capital   The Fund is a gateway fund that           Fund may invest up to 20% of its
GROWTH FUND            appreciation by           invests substantially all of              assets in foreign securities,
                       investing primarily in    its assets in a diversified               whereas the Montgomery Growth Fund
                       large, high-quality       core portfolio of securities of           may invest only up to 5% of its
                       domestic companies that   large companies that are                  assets in foreign securities.  In
                       the adviser believes has  attractively valued, with                 practice, however, the WF Large
                       superior growth           fundamental characteristics               Company Growth Fund typically
                       potential.                above the market average and              invests less than 5% of its assets
                                                 that support earnings                     in foreign securities.
                                                 growth capability. The
                                                 Fund invests at least 80%
                                                 of its net assets in companies
                                                 with market
                                                 capitalizations of $3
                                                 billion or more.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAMES       OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY             Seeks long-term capital   The Fund invests in a                .    The Funds have slightly
INTERNATIONAL GROWTH   appreciation.             diversified portfolio of                  different investment objectives in
FUND                                             medium- and large-cap companies           that the Montgomery International
                                                 in developed markets outside              Growth Fund seeks long-term capital
                                                 the United States.  The Fund              appreciation, whereas the WF
                                                 invests primarily in companies            International Equity Fund seeks
                                                 whose market capitalizations              total return (which includes both
                                                 exceed $1 billion at the time             income and appreciation), with an
                                                 of purchase.  The Fund                    emphasis on long-term capital
                                                 currently concentrates its                appreciation.
                                                 investments in the stock             .    The Funds utilize slightly different
                                                 markets of western Europe and             stock selection criteria in that the
                                                 developed Asian markets, such             Montgomery International Growth Fund
                                                 as Japan and Hong Kong.  The              normally invests in medium- and
                                                 Fund typically invests in at              large-sized companies whose market
                                                 least three countries outside             capitalizations exceed $1 billion at the
                                                 the U.S., with no more than 40%           time of purchase, whereas the WF
                                                 of its assets concentrated in             International Equity Fund generally
                                                 any one country.                          maintains a portfolio with an average
-------------------------------------------------------------------------------------      market capitalization of $10 billion or
WF INTERNATIONAL       Seeks total return, with  The Fund invests in a                     more, although the Fund may invest in
EQUITY FUND            an emphasis on capital    diversified portfolio of equity           companies with market capitalizations as
                       appreciation, over the    securities of companies based             low as $250 million.
                       long term.                in developed foreign countries,      .    The WF International Equity Fund may
                                                 and in emerging markets.                  concentrate a higher percentage of its
                                                 The Fund invests at least                 total assets in any one country (50%) as
                                                 80% of its net assets in                  compared with the Montgomery
                                                 equity securities of                      International Growth Fund (40%), but the
                                                 companies based outside                   WF International Equity Fund is required
                                                 the U.S. The Fund                         to invest in more countries (five) as
                                                 ordinarily invests in a                   compared with the Montgomery
                                                 minimum of five countries                 International Growth Fund (three).
                                                 other than the U.S., and             .    The WF International Equity Fund may
                                                 may invest up to 50% of                   invest a higher percentage of its assets
                                                 its total assets in any                   in emerging markets (25%) as compared
                                                 one country, and up to 25%                with the Montgomery International Growth
                                                 of its total assets in                    Fund (only 5%).
                                                 emerging markets.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAMES       OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY MID CAP     Seeks long-term           The Fund invests in a                .    There are no material differences
FUND                   capital appreciation.     diversified portfolio of                  between the Montgomery Mid Cap Fund and
                                                 growth-oriented equity                    the WF Montgomery Mid Cap Growth Fund
                                                 securities of U.S. mid cap                because both Funds follow substantially
                                                 companies whose market                    similar principal strategies and
                                                 capitalization is consistent              investment policies and restrictions.
                                                 with the Russell Midcap Index.
                                                 The Fund invests at least 80% of
                                                 its net assets in U.S. mid cap
                                                 securities.
-------------------------------------------------------------------------------------
WF MID CAP GROWTH      Seeks long-term           The Fund invests in a
FUND                   capital appreciation.     diversified portfolio of
                                                 growth-oriented equity
                                                 securities of U.S. mid cap
                                                 companies whose market
                                                 capitalization is within the
                                                 range of the Russell Midcap
                                                 Index.  The Fund invests at
                                                 least 80% of its net assets in
                                                 mid cap securities.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAMES       OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING    Seeks long-term           The Fund invests in a                .    The principal strategies and investment
MARKETS FOCUS FUND     capital appreciation.     concentrated portfolio of                 approach of the WF Montgomery Emerging
                                                 companies based or operating              Markets Focus Fund will be substantially
                                                 primarily in developing                   similar to those of the Montgomery
                                                 economies throughout the                  Emerging Markets Focus Fund, so there
                                                 world.  The Fund ordinarily               will be no material differences between
                                                 concentrates its investment in            those two Funds.
                                                 20 to 40 companies.  The Fund        .    The principal difference between the WF
                                                 invests at least 80% of its net           Montgomery Emerging Markets Focus Fund
                                                 assets in equity securities of            and the Montgomery Emerging Markets Fund
                                                 companies based or operating              is that the WF Montgomery Emerging
                                                 primarily in no fewer than                Markets Focus Fund may concentrate a
                                                 three but no more than 10                 larger percentage of its assets in a
                                                 developing countries.  The Fund           single emerging market (up to 50%) as
                                                 also may invest up to 50% of              compared with the Montgomery Emerging
                                                 its total assets in a single              Markets Fund (up to 35%), and it may
                                                 emerging market.                          concentrate its investments in a smaller
-------------------------------------------------------------------------------------      number of emerging market countries (at
MONTGOMERY EMERGING    Seeks total return,       The Fund invests in a                     least three compared to at least six for
MARKETS FUND           with an emphasis on       diversified portfolio of                  the Montgomery Emerging Markets Fund).
                       capital appreciation,     companies based or operating in      .    The WF Montgomery Emerging Markets Focus
                       over the long-term.       developing economies throughout           Fund, similar to the Montgomery Emerging
                                                 the world. The Fund invests               Markets Focus Fund, will tend to have
                                                 at least 80% of its net                   fewer holdings (20 to 40) than the
                                                 assets in the stocks of                   Montgomery Emerging Markets Fund (which
                                                 companies of any size, based              held about 90 holdings as of June 30,
                                                 in the world's developing                 2002).
                                                 countries. The Fund
                                                 typically holds investments
                                                 in at least six countries,
                                                 with no more than 35% of its
                                                 assets in any one country.
-------------------------------------------------------------------------------------
WF MONTGOMERY EMERGING Seeks long-term           The WF Montgomery Emerging
MARKETS FOCUS FUND     capital appreciation.     Markets Focus Fund will follow
(NEW FUND)                                       the Montgomery Emerging Markets
                                                 Focus Fund's principal
                                                 strategies and investment
                                                 approach.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAMES       OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY             Seeks long-term capital   The Fund invests in a                .    There are no material
INSTITUTIONAL SERIES:  appreciation.             diversified portfolio of                  differences between the two Funds
EMERGING MARKETS                                 companies based or operating in           because they have substantially
PORTFOLIO                                        developing economies throughout           similar investment objectives,
                                                 the world.  The Fund invests at           principal strategies and
                                                 least 80% of its net assets in            investment policies, and invest in
                                                 the stocks of companies of any            substantially similar
                                                 size, based in the world's                investments.
                                                 developing countries.  The Fund
                                                 typically holds investments in
                                                 at least six countries, which
                                                 may include certain countries
                                                 located in Latin America, Asia,
                                                 Europe, the Middle East and
                                                 Africa, with no more than 35% of
                                                 its assets in any one country.
-------------------------------------------------------------------------------------
WF MONTGOMERY          Seeks long-term capital   The Fund will follow the
INSTITUTIONAL EMERGING appreciation.             Montgomery Institutional Series:
MARKETS FUND                                     Emerging Markets Portfolio's
(NEW FUND)                                       principal strategies and
                                                 investment policies and
                                                 restrictions.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAMES       OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY SHORT       Seeks current income      The Fund invests at least 80% of     .    There are no material differences
DURATION GOVERNMENT    consistent with capital   its net assets in short-term              between the two Funds because they have
BOND FUND              preservation.             U.S. Government securities,               substantially similar investment
                                                 which may include Treasuries in           objectives, principal strategies and
                                                 addition to bonds and notes               investment policies, and invest in
                                                 issued by various government              substantially similar investments.
                                                 agencies.  The Fund may purchase
                                                 bonds of any maturity, but the
                                                 portfolio's dollar-weighted
                                                 average maturity is less than
                                                 three years.  The portfolio's
                                                 overall effective duration
                                                 ordinarily is less than that of
                                                 a three-year U.S. Treasury
                                                 note.
-------------------------------------------------------------------------------------
WF MONTGOMERY SHORT    Seeks current income      The Fund's principal strategies
DURATION GOVERNMENT    consistent with capital   are substantially similar to the
BOND FUND              preservation.             principal strategies of the
(NEW FUND)                                       Montgomery Short Duration
                                                 Government Bond Fund.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAMES       OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY SMALL CAP   Seeks long-term capital   The Fund invests in a                .    There are no material differences
FUND                   appreciation.             diversified portfolio of rapidly          between the two Funds because they have
                                                 growing U.S. small cap                    substantially similar investment
                                                 companies.  The Fund invests at           objectives, principal strategies and
                                                 least 80% of its net assets in            investment policies, and invest in
                                                 the stocks of U.S. companies,             substantially similar investments.
                                                 each having a market
                                                 capitalization of less than $2
                                                 billion at the time of
                                                 purchase.
-------------------------------------------------------------------------------------
WF MONTGOMERY SMALL    Seeks long-term capital   The Fund's principal strategies
CAP FUND               appreciation.             are substantially similar to the
(NEW FUND)                                       principal strategies of the
                                                 Montgomery Small Cap Fund.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAMES       OBJECTIVES                PRINCIPAL STRATEGIES                 KEY DIFFERENCES
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY TOTAL       Seeks total return        The Fund invests at least 80%        .    There are no material differences
RETURN BOND FUND       consisting of income and  of its net assets in a broad              between the two Funds because they have
                       capital appreciation.     range of investment-grade                 substantially similar investment
                                                 bonds, including U.S.                     objectives, principal strategies and
                                                 government securities,                    investment policies, and invest in
                                                 corporate bonds,                          substantially similar investments.
                                                 mortgage-related securities,
                                                 asset-backed securities and
                                                 money market securities.  The
                                                 Fund may invest in bonds of any
                                                 maturity, but generally the
                                                 portfolio's overall effective
                                                 duration ranges between four
                                                 and five-and-a-half years.
-------------------------------------------------------------------------------------
WF MONTGOMERY TOTAL    Seeks total return        The Fund's principal strategies
RETURN BOND FUND       consisting of income and  are substantially similar to
(NEW FUND)             capital appreciation.     the principal strategies of the
                                                 Montgomery Total Return Bond
                                                 Fund.
-----------------------------------------------------------------------------------------------------------------------------------

          COMMON AND SPECIFIC RISK CONSIDERATIONS

          Because of the similarities in investment objectives and policies, the Target Funds and the Acquiring Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds, and compares the principal risks associated with the Target Fund and its corresponding Acquiring Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular Target Fund or Acquiring Fund.

          Equity Securities. Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Funds that invest in mid cap and smaller companies, in foreign investments (including investments made through American Depository Receipts ("ADRs") and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility.

          Debt Securities. Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio investments, including U.S. Government or municipal obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

          Foreign Securities. A Fund's investments in foreign issuers, foreign companies and emerging markets also are subject to special risks associated with international investing, including those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently than U.S. markets. Emerging market securities typically present greater exposure to these same risks and can present additional risks, such as social unrest and political upheaval, which can make them more volatile than investments in more established foreign markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies thereby reducing their earnings potential. Direct investment in foreign securities involves exposure to other risks, including those related to fluctuations in foreign currency exchange rates, substantial withholding and other taxes, trade settlement, custodial and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. Indirect investments in foreign securities, through ADRs, involve exposure to all the foreign securities risks discussed above, except for the additional risks described for direct investments in foreign companies.

          Mortgage- and Asset-Backed Securities. Funds that invest in mortgage- and asset-backed securities are subject to additional risks besides interest rate and credit risk. Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on a portfolio. Asset-backed securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.

          MONTGOMERY GLOBAL TECH, TELECOM AND MEDIA FUND / WF SPECIALIZED TECHNOLOGY FUND

          Both the Montgomery Global Tech, Telecom and Media Fund and the WF Specialized Technology Fund are primarily subject to the risks associated with equity securities and foreign securities, as described above. Also, because both Funds concentrate their investments in the technology and related sectors, they are both subject to greater risk than more diversified funds because of the impact (positive or negative) that developments affecting the technology industry could have on their respective portfolios.

          The Montgomery Global Tech, Telecom and Media Fund concentrates its investments in three related industries, while the WF Specialized Technology Fund concentrates its investments in technology companies, which it defines as those companies with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, healthcare, biotechnology and defense and aerospace. However, the two Funds invest in similar investments and most of the Montgomery Global Tech, Telecom and Media Fund's holdings would be consistent with the WF Specialized Technology Fund's definition of technology companies. As of June 30, 2002, the Montgomery Global Tech, Telecom and Media Fund held some positions in traditional media companies (approximately 10%) that, although not consistent with the WF Specialized Technology Fund's 80% investment policy to invest in technology companies, could be held by the WF Specialized Technology Fund.

          In addition, the WF Specialized Technology Fund is subject to an express limitation on the amount it may invest in foreign securities (50%), whereas the Montgomery Global Tech, Telecom and Media Fund is not subject to any similar limitation. Thus, to the extent that the Montgomery Global Tech, Telecom and Media Fund utilized this flexibility to invest a significantly larger percentage of its assets in foreign securities, it could be subject to increased risk from foreign securities than the WF Specialized Technology Fund. As of September 30, 2002, foreign securities comprised approximately 30% of the Montgomery Global Tech, Telecom and Media Fund's portfolio, as compared with 21% of the WF Specialized Technology Fund's portfolio.

          Finally, the WF Specialized Technology Fund, as a non-diversified fund, reserves the right to invest in a small number of issuers and securities. If the WF Specialized Technology Fund chooses to exercise this right, it would be subject to relatively greater risk than the Montgomery Global Tech, Telecom and Media Fund because of the impact (positive or negative) that any one issuer could have on the Fund's portfolio. Historically, however, the WF Specialized Technology Fund has not exercised its right to invest in relatively small number of issuers. As of September 30, 2002, none of the WF Specialized Technology Fund's holdings exceeded 10% of its total assets.

          MONTGOMERY GOVERNMENT MONEY MARKET FUND / WF GOVERNMENT MONEY MARKET FUND

          Both Funds are subject to the same principal risks. Both Funds seek to preserve the value of shareholders' investments by maintaining a stable net asset value of $1.00 per share, however, there is no guarantee that either Fund will be able to do so. Both Funds also are subject to the risks associated with debt securities. Last, because both Funds maintain portfolios with short maturities, each is subject to less interest rate risk than funds with portfolios with securities of longer maturities.

          MONTGOMERY GROWTH FUND / WF LARGE COMPANY GROWTH FUND

          Both the Montgomery Growth Fund and the WF Large Company Growth Fund are primarily subject to equity market risk, as described above. Because the Montgomery Growth Fund may invest in companies with market capitalizations of $1 billion or more, as compared with the $3 billion minimum capitalization level for the WF Large Company Growth Fund, it has more flexibility to invest in smaller companies than the WF Large Company Growth Fund. As a practical matter, however, both Funds invest in growth-oriented stocks of large companies. As of September 30, 2002, the average capitalization of the portfolio of the Montgomery Growth Fund was $52.2 billion, as compared with $32 billion for the WF Large Company Growth Fund. To the extent that the WF Large Company Growth Fund exercises its right to invest a larger percentage of its assets in securities of foreign companies (up to 20% of total assets) than the Montgomery Growth Fund (up to 5% of total assets), it may be subject to additional risks associated with foreign securities, described above. Historically, however, the WF Large Company Growth Fund generally invests its assets in securities of large U.S. companies. As of September 30, 2002, foreign securities comprised 2.8% of the WF Large Company Growth Fund's portfolio, as compared with 0% of the Montgomery Growth Fund's portfolio.

          MONTGOMERY INTERNATIONAL GROWTH FUND / WF INTERNATIONAL EQUITY FUND

          The principal risks associated with investing in the Montgomery International Growth Fund and the WF International Equity Fund are the risks associated with investments in equity securities and in foreign securities, as described above. Both Funds are diversified portfolios. Generally, the Montgomery International Growth Fund has greater flexibility to invest in companies with smaller capitalization levels than the WF International Equity Fund. To the extent that the Montgomery International Growth Fund invests a greater percentage of its assets in small- or medium-sized companies (capitalizations of $1 billion or more), it would be subject to greater risks than the WF International Equity Fund, which invests primarily in large companies (average capitalization of $10 billion or more). Securities of small- or medium-sized companies could trade less frequently and in more limited volume than those of larger more mature companies. As of September 30, 2002, however, the portfolio weighted average capitalization of the WF International Equity Fund portfolio was approximately $23.6 billion, as compared with $17.6 billion for the Montgomery International Growth Fund.

          The WF International Equity Fund may invest up to 25% of its total assets in emerging markets securities, whereas the Montgomery International Growth Fund may invest no more than 5% of its total assets in such securities. To the extent that that the WF International Equity Fund invests a higher percentage of its assets in emerging market securities, it could be subject to greater volatility and greater risk emanating from such securities, including political and regulatory risks.

          Finally, although the Montgomery International Growth Fund has a lower minimum number of countries in which it must invest (three) as compared to the WF International Equity Fund (five), it has a lower ceiling (40%) it may invest in any one country, as compared with the WF International Equity Fund (50%). Although there are slight differences in these policies, historically the Montgomery International Growth Fund and the WF International Equity Funds have broadly diversified their investments across many countries. As of September 30, 2002, each Fund held investments in over 20 countries. To the extent, however, that either Fund concentrates its investments in a smaller number of countries or in one particular country, it would be subject to increased risk because of the impact (positive or negative) that developments in a particular country or market could have on its portfolio.

          MONTGOMERY MID CAP FUND / WF MID CAP GROWTH FUND

          Prior to the Reorganization, the WF Mid Cap Growth Fund adopted the Montgomery Mid Cap Fund's principal strategies and investment approach, and is now managed by the portfolio managers of the Montgomery Mid Cap Fund. If the Reorganization is approved, the name of the WF Mid Cap Growth Fund will be changed to the WF Montgomery Mid Cap Growth Fund. Thus, both Funds invest in similar securities and have similar risks. Specifically, the principal risks of investing in the Montgomery Mid Cap Fund and the WF Montgomery Mid Cap Growth Fund are the risks associated with equity securities, as described above. In addition, both Funds are subject to the risks associated with investing in mid cap securities. Investments in mid cap companies may be more volatile and less liquid than securities of larger companies, in part, because the issuers may be more vulnerable to adverse business or economic conditions. Mid cap companies also may have more limited product lines, markets and financial resources, and more aggressive capital structures than larger companies, and may be involved in rapidly growing or changing industries and/or new technologies.

          MONTGOMERY EMERGING MARKETS FOCUS FUND & MONTGOMERY EMERGING MARKETS FUND/ WF MONTGOMERY EMERGING MARKETS FOCUS FUND

          All of these Funds are primarily subject to equity market risk, foreign security risk and, especially, emerging markets risk, as described above. The risks of investing in emerging markets are considerable. The WF Montgomery Emerging Markets Focus Fund will follow substantially similar investment policies and restrictions as the Montgomery Emerging Markets Focus Fund, and hence there will be no material difference in the risks associated with these two Funds. The WF Montgomery Emerging Markets Focus Fund may focus more assets in fewer emerging countries (3-10) as compared with the Montgomery Emerging Markets Fund that invests in a minimum of six emerging markets countries. For example, as of June 30, 2002, Montgomery Emerging Markets Fund held investments in 22 countries, as compared with the Montgomery Emerging Markets Focus Fund that held investments in 7 countries.

          The WF Emerging Markets Focus Fund may concentrate a higher percentage of its total assets (50%) in a single emerging market, as compared with the Montgomery Emerging Markets Fund (up to 35% of its total assets). Accordingly, the WF Montgomery Emerging Markets Focus Fund would be subject to increased risk to the extent that it invests the maximum percentage of its total assets (50%) in a single emerging market because of the impact (positive or negative) that developments affecting that one market could have on the Fund's portfolio.

          Finally, because the WF Montgomery Emerging Markets Focus Fund typically concentrates its investments in a smaller number of emerging countries and a smaller number of companies than the

Montgomery Emerging Markets Fund, such narrow concentration may make the Fund's net asset value extremely volatile. If economic downturns or other events occur that adversely affect one or more of the countries or companies in which the Fund invests, such events' impact on the Fund will be more magnified than with a more diversified Fund like the Montgomery Emerging Markets Fund.

          MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO/ WF MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

          Because the WF Montgomery Institutional Emerging Markets Fund will follow substantially identical investment policies and restrictions as the Montgomery Institutional Series: Emerging Markets Portfolio, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with equity securities, foreign securities and emerging markets securities, as described above.

          MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND/ WF MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND

          Because the WF Montgomery Short Duration Government Bond Fund will follow substantially similar investment policies and restriction as the Montgomery Short Duration Government Bond Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with debt securities, as described above. Because both Funds may invest in mortgage- and asset-backed securities, both Funds also are subject to mortgage- and asset-backed securities risk. Finally, because both Funds invest in short duration bonds, they will be subject to less interest rate risk than funds investing in longer duration instruments.

          MONTGOMERY SMALL CAP FUND / WF MONTGOMERY SMALL CAP FUND

          Because the WF Montgomery Small Cap Fund will follow substantially similar investment policies and restrictions as the Montgomery Small Cap Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds invest in similar securities and have similar risks. Specifically, both Funds are primarily subject to equity market risk, as described above. In addition, both Funds are subject to the risks associated with investing in smaller companies. Investments in smaller companies may be more volatile and less liquid than investments in larger companies. Smaller companies generally have higher failure rates and lower trading volumes than larger companies.

          MONTGOMERY TOTAL RETURN BOND FUND / WF MONTGOMERY TOTAL RETURN BOND
          FUND

          Because the WF Montgomery Total Return Bond Fund will follow substantially similar investment policies and restrictions as the Montgomery Total Return Bond Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with debt securities, as described above. Because both Funds may invest in mortgage- and asset-backed securities, both Funds also are subject to the mortgage- and asset-backed securities risks, as described above.

COMPARISON OF SHAREHOLDER SERVICES AND PROCEDURES

          The Montgomery Funds and Wells Fargo Funds have similar shareholder services and procedures. The Wells Fargo Funds offer three retail classes: Class A, Class B and Class C shares. Also, the Wells Fargo Funds offer Institutional Class, Service Class and Select Class shares of certain Funds. The Montgomery Funds offer four retail classes: Class A, Class B, Class C and Class R. In addition, the Montgomery Funds offer Class P and Class I shares (Institutional Class shares).

          The Wells Fargo Funds family generally charges a front-end sales load on Class A and Class C shares (except Class C shares of the new WF Montgomery Short Duration Government Bond Fund), a contingent deferred sales load on Class B and C shares, and no load on Service, Select and Institutional Class shares. The WF Montgomery Emerging Markets Focus Fund also will charge a redemption fee of 2.00% if shares are redeemed or exchanged within three months of purchase. The Montgomery Funds family generally charges a front-end sales load on Class A shares, a contingent deferred sales charge on Class B and Class C shares, and no load on Class P, Class R and Institutional Class shares. Class R and Class P shareholders in the Montgomery U.S. Equity Funds and the International Global Equity Funds are charged a 2% redemption fee if shares are redeemed or exchanged within three months after purchase. Thus, all the Montgomery Funds involved in the Reorganization charge this redemption fee on Class P and Class R shares except the Montgomery Total Return Bond Fund, Montgomery Short Duration Government Bond Fund and the Montgomery Government Money Market Fund.

          The Wells Fargo Funds family will permit former shareholders of Class P and Class R of Montgomery Funds participating in the Reorganization who purchased their shares directly from the Montgomery Funds to purchase Class A shares of any fund in the Wells Fargo Funds family, and unnamed shares of the WealthBuilder Portfolios of the Wells Fargo Funds family, at NAV without charging the customary sales load. Both the Wells Fargo Funds and Montgomery Funds waive front-end sales loads for certain investors, including certain employees, officers and trustees of the Funds and various entities affiliated with the Funds. The fee tables in Exhibit A include comparative information about maximum sales charges on purchases and maximum deferred sales charges on redemptions for the Funds. For more detailed information on sales charges, including volume purchase sales charge breakpoints and waivers, and reductions of deferred sales charges over time, see the Funds' prospectuses. Shareholders of the Target Funds will receive shares of the same or comparable class of the Acquiring Fund. The Reorganization will not trigger any sales charges for shareholders.

          The Wells Fargo Funds also has adopted a multi-class plan, a distribution plan and shareholder servicing plan for its Funds. Class A shares generally are not charged a distribution fee, but are charged a shareholder servicing fee of 0.25%. Class B and Class C shares are charged a distribution fee of 0.75% and a shareholder servicing fee of 0.25%. Generally, Institutional Class shares are not charged distribution fees or shareholder servicing fees, except that the Institutional shares of certain funds, including small cap style funds are charged a 0.10% shareholder servicing fee. The Government Money Market Service Class shares are not charged a distribution fee or shareholder servicing fee. Select Class shares are not charged a distribution fee or a shareholder servicing fee.

          The Montgomery Funds also have adopted distribution plans and shareholder servicing plans for their Funds. Class A shares are charged a distribution fee of 0.25% but are not charged a shareholder servicing fee. Class B and Class C are charged a 0.75% distribution fee, and 0.25% shareholder servicing fee. Class P shares are charged a distribution fee of 0.25% and shareholder servicing fee of 0.25%. Class R shares and Class I shares generally are not charged either a distribution fee or shareholder servicing fee, however the Montgomery Total Return Bond Fund Class I shares are charged a shareholder servicing fee of 0.25%. Because shareholders of each Target Fund will receive shares in the same or a comparable class of the Acquiring Fund, the Reorganization generally will not change whether shareholders of the Target Fund are charged a distribution fee or shareholder servicing fee, except that Class R shares of a Montgomery Fund converted into Class A shares of a Wells Fargo Fund will pay a new 0.25% shareholder servicing fee. However, even with the addition of a new servicing fee, in each instance, shareholders holding Class R shares of a Target Fund that will be converted into Class A shares of an Acquiring Fund, will either pay the same or lower overall fees as a result of the Reorganization.

          The Target Funds and Acquiring Funds have substantially similar policies with respect to redemption procedures and the pricing of fund shares. The Wells Fargo Funds and Montgomery Funds generally permit exchanges between like share classes of their Funds. For both the Target Funds and the Acquiring Funds, an exchange of fund shares generally is taxable for federal income tax purposes. Both the Target Funds and the Acquiring Funds permit systematic withdrawals from their respective funds. [If you have a systematic withdrawal plan in effect for your Target Fund holdings, it will automatically be carried over to the Acquiring Fund.]

          The Wells Fargo Funds and Montgomery Funds distribute capital gains, if any, to shareholders at least annually. The chart below summarizes when distributions of net investment income are declared and paid for the Target and the Acquiring Funds.

-------------------------------------------------------------------------------------------------------------
NAME OF FUND                                                      FREQUENCY DECLARED         FREQUENCY PAID
-------------------------------------------------------------------------------------------------------------
Montgomery Global Tech, Telecom and Media Fund                    Annually                   Annually
WF Specialized Technology Fund                                    Annually                   Annually
-------------------------------------------------------------------------------------------------------------
Montgomery Government Money Market Fund                           Daily                      Monthly
WF Government Money Market Fund                                   Daily                      Monthly
Montgomery Growth Fund                                            Annually                   Annually
WF Large Company Growth Fund                                      Annually                   Annually
Montgomery International Growth Fund                              Annually                   Annually
WF International Equity Fund                                      Annually                   Annually
-------------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Fund                                           Annually                   Annually
WF Montgomery Mid Cap Growth Fund                                 Annually                   Annually
-------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund                            Annually                   Annually
WF Montgomery Emerging Markets Focus Fund                         Annually                   Annually
-------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                  Annually                   Annually
WF Montgomery Emerging Markets Focus Fund                         Annually                   Annually
-------------------------------------------------------------------------------------------------------------
Montgomery Institutional Series: Emerging Markets Portfolio       Annually                   Annually
WF Montgomery Institutional Emerging Markets Fund                 Annually                   Annually
-------------------------------------------------------------------------------------------------------------
Montgomery Short Duration Government Bond                         Daily                      Monthly
WF Montgomery Short Duration Government Bond                      Daily                      Monthly
-------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                         Annually                   Annually
WF Montgomery Small Cap Fund                                      Annually                   Annually
-------------------------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                                 Daily                      Monthly
WF Montgomery Total Return Bond Fund                              Daily                      Monthly
-------------------------------------------------------------------------------------------------------------

Both the Wells Fargo Funds retail classes and Service Class and the Target Funds retail classes and Class P shares offer a choice between automatically reinvesting distributions in additional shares and receiving them by check. Shareholders of Institutional Classes of Target Funds should contact their Institution or prospectus for distribution options.

          The Target Funds' prospectuses and SAIs and the Acquiring Funds' prospectuses and SAIs contain more detailed discussions of shareholder services and procedures.

COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES

          Montgomery Asset Management, LLC, which we refer to as MAM, a subsidiary of Commerzbank AG, served as the investment adviser for each Target Fund until January [15], 2003. As of September 30, 2002, MAM managed approximately [$5.7] billion in assets, including [$1.6] billion on behalf of investors in the Montgomery Funds. On December 16, 2002, the Boards approved an Interim Agreement with Wells Capital Management Incorporated, which we refer to as Wells Capital, an indirect wholly-owned subsidiary of Wells Fargo & Company. Under the Interim Agreement, Wells Capital has acted as the adviser to each of the Target Funds with MAM providing some administrative and support services pursuant to a separate services agreement between Wells Capital and MAM.

          Funds Management currently serves, and after the Reorganization will continue to serve, as investment adviser to each of the Acquiring Funds either directly or indirectly. Funds Management is responsible for implementing the investment policies and guidelines for the Wells Fargo Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Wells Fargo Funds. Thus, by approving the Reorganization, shareholders of the Target Funds are, in effect, approving the existing advisory agreement between Funds Management and each Acquiring Fund.

          Funds Management assumed investment advisory responsibilities for the existing Acquiring Funds on March 1, 2001, and will assume investment advisory responsibilities for the WF Montgomery Emerging Markets Focus Fund, WF Montgomery Institutional Emerging Markets Fund, WF Montgomery Short Duration Government Bond Fund, WF Montgomery Small Cap Fund and the WF Montgomery Total Return Bond Fund when those Funds commence operations at the close of the Reorganization. Prior to March 1, 2001, Wells Fargo Bank, N.A., which we refer to as Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, served as the investment adviser to all of the Wells Fargo Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities from Wells Fargo Bank. To accomplish this purpose, the mutual fund activities and personnel of Wells Fargo Bank were spun-off to Funds Management. Funds Management, through the former personnel of Wells Fargo Bank has substantial experience managing mutual funds. Funds Management and Wells Fargo Bank are affiliates. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of September 30, 2002, Funds Management and its affiliates provided advisory services for over $171 billion in assets.

          The following chart highlights the annual contractual rate of investment advisory fees paid by each Target Fund and Acquiring Fund as a percentage of average daily net assets. In the last fiscal year, however, the only Montgomery Funds that reached breakpoint levels were the Montgomery Government Money Market Fund which paid an advisory fee of 0.30%, and the Montgomery Institutional Series: Emerging Markets Portfolio, which paid an advisory rate of 1.19%.

       --------------------------------------------------------------------------------------------------------------
                                FUND                                                ADVISORY FEE (CONTRACTUAL)
       --------------------------------------------------------------------------------------------------------------
       Montgomery Global Tech, Telecom and Media Fund                        $0-200 million                     1.25%
                                                                             greater than $200 million          1.00%
       WF Specialized Technology Fund                                                                           1.05%
       --------------------------------------------------------------------------------------------------------------
       Montgomery Government Money Market Fund                               $0-250 million                     0.40%
                                                                             $250-500 million                   0.30%
                                                                             greater than $500 million          0.20%
       WF Government Money Market Fund                                                                          0.35%
       --------------------------------------------------------------------------------------------------------------
       Montgomery Growth Fund                                                $0-500 million                     1.00%
                                                                             $500 million - 1 billion           0.90%
                                                                             greater than $1 billion            0.85%
       WF Large Company Growth Fund                                                                             0.75%
       --------------------------------------------------------------------------------------------------------------
       Montgomery International Growth Fund                                  $0-500 million                     1.10%
                                                                             $500 million - $1 billion          1.00%
                                                                             greater than $1 billion            0.90%
       WF International Equity Fund                                                                             1.00%
       --------------------------------------------------------------------------------------------------------------
       Montgomery Mid Cap Fund                                               $0-200 million                     1.40%
                                                                             greater than $200 million          1.25%
       WF Montgomery Mid Cap Growth Fund                                                                        0.75%
       --------------------------------------------------------------------------------------------------------------
       Montgomery Emerging Markets Focus Fund                                $0-250 million                     1.10%
                                                                             $250-500 million                   1.00%
                                                                             greater than $500 million          0.90%
       WF Montgomery Emerging Markets Focus Fund                                                                1.10%
       --------------------------------------------------------------------------------------------------------------

       --------------------------------------------------------------------------------------------------------------
                                FUND                                                ADVISORY FEE (CONTRACTUAL)
       Montgomery Emerging Markets Fund                                      $0-250 million                     1.25%
                                                                             greater than $250 million          1.00%
       WF Montgomery Emerging Markets Focus Fund                                                                1.10%
       --------------------------------------------------------------------------------------------------------------
       Montgomery Institutional Series: Emerging Markets Portfolio           $0-50 million                      1.25%
                                                                             $50 - 100 million                  1.00%
                                                                             greater than $100 million          0.90%
       WF Montgomery Institutional Emerging Markets Fund                                                        1.10%
       --------------------------------------------------------------------------------------------------------------
       Montgomery Short Duration Government Bond                             $0 - 500 million                   0.50%
                                                                             greater than $500 million          0.40%
       WF Montgomery Short Duration Government Bond Fund                                                        0.50%
       --------------------------------------------------------------------------------------------------------------
       Montgomery Small Cap Fund                                             $0 - 250 million                   1.00%
                                                                             greater than $250 million          0.80%
       WF Montgomery Small Cap Fund                                                                             0.90%
       --------------------------------------------------------------------------------------------------------------
       Montgomery Total Return Bond Fund                                     $0 - 500 million                   0.30%
                                                                             greater than $500 million          0.25%
       WF Montgomery Total Return Bond Fund                                                                     0.50%
       --------------------------------------------------------------------------------------------------------------

          Wells Capital, a wholly-owned subsidiary of Wells Fargo Bank, N.A. an indirect wholly-owned subsidiary of Wells Fargo & Company, directly provides or will provide sub-advisory services to each of the Acquiring Funds, except the WF Large Company Growth Fund and the WF Specialized Technology Fund. As of September 30, 2002, Wells Capital provided advisory services for over $106 billion in assets.

          Peregrine Capital Management, Inc. ("Peregrine"), a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A., indirectly provides sub-advisory services to the WF Large Company Growth Fund. Because the WF Large Company Growth Fund is a Gateway Fund, Peregrine provides its sub-advisory services to that Fund indirectly by providing sub-advisory services to the master portfolio in which the WF Large Company Growth Fund invests. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans, foundations and endowments. As of September 30, 2002, Peregrine provided advisory services for over $8.5 billion in assets.

          Dresdner RCM Global Inventors LLC ("Dresdner"), an indirect wholly-owned subsidiary of Dresdner Bank A.G., directly provides sub-advisory services to the WF Specialized Technology Fund, and is responsible for the day-to-day investment management activities of the Fund. As of September 30, 2002, Dresdner and its affiliates managed over $42 billion in assets.

OTHER PRINCIPAL SERVICE PROVIDERS

          The following is a list of principal service providers for the Target Funds and the Acquiring Funds:

---------------------------------------------------------------------------------------------------------------------
                                                   SERVICE PROVIDERS
---------------------------------------------------------------------------------------------------------------------
SERVICE                                    THE MONTGOMERY FUNDS                       WELLS FARGO FUNDS
---------------------------------------------------------------------------------------------------------------------
Previous Investment Adviser       Montgomery Asset Management, LLC        N/A
                                  101 California St., 35th Floor
                                  San Francisco, CA 94111
---------------------------------------------------------------------------------------------------------------------
Current Investment Adviser        Wells Capital Management                Wells Fargo Funds Management, LLC
                                  Incorporated                            525 Market Street
                                  525 Market Street                       San Francisco, CA 94105
                                  San Francisco, CA 94105
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                   SERVICE PROVIDERS
---------------------------------------------------------------------------------------------------------------------
SERVICE                                    THE MONTGOMERY FUNDS                       WELLS FARGO FUNDS
---------------------------------------------------------------------------------------------------------------------
Sub-Advisers                      N/A                                     Wells Capital Management Incorporated
                                                                          525 Market Street
                                                                          San Francisco, CA 94105
                                                                          (Sub-Adviser to each Acquiring Fund
                                                                          except the Large Company Growth Fund and
                                                                          the Specialized Technology Fund)

                                                                          Peregrine Capital Management, Inc.
                                                                          LaSalle Plaza, 1800 LaSalle Avenue
                                                                          Suite 1850
                                                                          Minneapolis, MN  55402
                                                                          (Sub-Adviser to the Large Company Growth
                                                                          Fund)

                                                                          Dresdner RCM Global Investors LLC
                                                                          4 Embarcadero Center
                                                                          San Francisco, CA  94111
                                                                          (Sub-Adviser to the Specialized
                                                                          Technology Fund)
---------------------------------------------------------------------------------------------------------------------
Distributor                       Funds Distributor, Inc.                 Stephens Inc.
                                  60 State Street                         111 Center Street
                                  Boston, MA  02109                       Little Rock, AR 72201
---------------------------------------------------------------------------------------------------------------------
Administrator                     Montgomery Asset Management, LLC        Wells Fargo Funds Management, LLC
---------------------------------------------------------------------------------------------------------------------
Custodian                         J.P. Morgan Chase Bank                  Wells Fargo Bank Minnesota, N.A.
---------------------------------------------------------------------------------------------------------------------
Fund Accountant                   J.P. Morgan Investor Services Co.       Forum Accounting Services, LLC/
                                                                          PFPC, Inc.*
---------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend       DST Systems, Inc.                       Boston Financial Data Services, Inc.
Disbursing Agent
---------------------------------------------------------------------------------------------------------------------
Independent Auditors              PricewaterhouseCoopers LLP              KPMG LLP
---------------------------------------------------------------------------------------------------------------------

* Beginning January 1, 2003, the Wells Fargo Funds began to transition fund accounting duties for all of its funds to PFPC. The conversion is expected to be completed by the end of the first quarter 2003.

COMPARISON OF BUSINESS STRUCTURES

          Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each Fund's governing documents create additional operating rules and restrictions that the Funds must follow. The Montgomery Funds is organized as a Massachusetts business trust whose operations are governed by its Amended and Restated Declaration of Trust and By-laws and applicable Massachusetts law. Both the Montgomery Funds II and Wells Fargo Funds are organized as Delaware business trusts and are governed by their Amended and Restated Declarations of Trust and By-laws (if applicable) and applicable Delaware law. The difference between operating as a series of a Massachusetts business trust or a Delaware statutory trust (as they are called now in Delaware) will not significantly affect the operation of any Montgomery Fund or change the responsibilities, powers or the fiduciary duty owed to shareholders by a trust's board of trustees and officers.

          Under Massachusetts and Delaware law, business trusts (or statutory trusts as they are now called under Delaware law) are operated by their board of trustees and officers appointed by the board. The composition of the Board of Trustees for The Montgomery Funds and The Montgomery Funds II is identical. The Wells Fargo Funds have different Trustees and Officers than the Montgomery Funds. For more information about the current Trustees and Officers of the Montgomery Funds and the Wells Fargo Funds, you should consult the Funds' current Statement of Additional Information.

          Under Delaware and Massachusetts law, shareholders have the right to vote on matters as specified in the Declaration of Trust. The Montgomery Funds' and Wells Fargo Funds' Declarations of Trust require shareholder approval of a matter only if required under the federal securities laws or if each respective Board decides to submit the matter to shareholders. Both the Montgomery Funds and Wells Fargo Funds' Declarations of Trust also permit the Board of Trustees to amend them without shareholder approval unless the federal securities laws expressly require it. Thus, under the organizational documents of the Wells Fargo Funds, shareholders of the Target Funds will not suffer any material dilution in the voting rights that they currently have as shareholders of the Montgomery Funds.

TERMS OF THE REORGANIZATION

          At the effective time of the Reorganization, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding Target Fund shown in the table below in exchange for shares of the corresponding class of the Acquiring Fund.

-----------------------------------------------------------------------------------------------------------
                    TARGET FUNDS                                         ACQUIRING FUNDS
-----------------------------------------------------------------------------------------------------------
Montgomery Global Tech, Telecom and Media Fund         WF Specialized Technology Fund
         Class R                                                Class A
-----------------------------------------------------------------------------------------------------------
Montgomery Government Money Market Fund                WF Government Money Market Fund
         Class R                                                Service Class
-----------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                 WF Large Company Growth Fund
         Class P/Class R                                        Class A
-----------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                   WF International Equity Fund
         Class P/Class R                                        Class A
-----------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Fund                                WF Montgomery Mid Cap Growth Fund
         Class R                                                Class A
-----------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund                 WF Montgomery Emerging Markets Focus Fund
         Class A                                                Class A
         Class B                                                Class B
         Class C                                                Class C
         Class R                                                Institutional Class
-----------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                       WF Montgomery Emerging Markets Focus Fund
         Class A/Class R                                        Class A
         Class B                                                Class B
         Class C                                                Class C
-----------------------------------------------------------------------------------------------------------
Montgomery Institutional Series: Emerging Markets      WF Montgomery Institutional Emerging Markets Fund
Portfolio                                                       Select Class
-----------------------------------------------------------------------------------------------------------
Montgomery Short Duration Government Bond Fund         WF Montgomery Short Duration Government Bond Fund
         Class A                                                Class A
         Class B                                                Class B
         Class C                                                Class C
         Class R                                                Institutional Class
-----------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                              WF Montgomery Small Cap Fund
         Class P/Class R                                        Class A
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                    TARGET FUNDS                                         ACQUIRING FUNDS
-----------------------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                      WF Montgomery Total Return Bond Fund
         Class A                                                Class A
         Class B                                                Class B
         Class C                                                Class C
         Class R                                                Institutional Class
         Class I                                                Select Class
-----------------------------------------------------------------------------------------------------------

          Each Acquiring Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Target Fund by the net asset value of one share of the Acquiring Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of each of the Target Fund's assets and the net asset value of a share of each of the Acquiring Funds. We refer to the Agreement and Plan of Reorganization as the Reorganization Plan. To determine the valuation of the assets transferred by each Target Fund and the number of shares of each Acquiring Fund to be transferred, the parties will use the standard valuation methods used by the Acquiring Funds in determining daily net asset values, which are identical to the methods used by the Target Funds. The valuation will be done immediately prior to the closing of the Reorganization, which is expected to occur on or about June [___], 2003, and will be done at the time of day the Target Funds and Acquiring Funds ordinarily calculate their net asset values.

          Each Target Fund will distribute the Acquiring Fund shares it receives in the Reorganization to its shareholders. Shareholders of record of each Target Fund will be credited with shares of the corresponding Acquiring Fund having a value equal to the Target Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the Target Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

          A majority of the appropriate Board of Trustees may terminate the Reorganization Plan on behalf of a Target Fund or Acquiring Fund under certain circumstances. The Montgomery Funds' Boards also reserved the right to terminate the Reorganization Plan and liquidate the Montgomery Funds during the interim period if the Montgomery Funds are not allocated sufficient resources, or if the Boards otherwise determine that such termination is in the best interests of shareholders of the Montgomery Funds. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization Plan. An important condition to closing is that the Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes. As such, the Reorganization will not be taxable for such purposes to the Target Funds, the Acquiring Funds or the Target Funds' shareholders. Another condition is that each Target Fund make or declare distributions to its shareholders generally to the extent of its previously undistributed income and realized capital gains prior to the closing of the Reorganization. Other material conditions include the receipt of legal opinions regarding the Target Funds and Acquiring Funds and the Reorganization. Last, the closing is conditioned upon both the Target Funds and Acquiring Funds receiving the necessary documents to transfer assets and liabilities in exchange for shares of the Acquiring Funds.

BOARD CONSIDERATION OF THE REORGANIZATION

COMMON CONSIDERATIONS

          The Montgomery Funds' Boards of Trustees considered the proposed Reorganization of the Target Funds into the Acquiring Funds at meetings in November and December 2002. Funds Management made a presentation to the Montgomery Funds' Boards of Trustees first at a meeting held on November 1, 2002. Funds Management provided materials on the proposed Reorganization to the Boards of Trustees. Those materials included information on the investment objectives and the strategies of the Acquiring Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Target Fund shareholders from the proposed Reorganization. After discussing and considering these materials, the Boards determined that they needed more information, and also hired a consultant to review the proposed Reorganization. At a special meeting on December 16, 2002, the Montgomery Funds' Boards of Trustees considered the proposed Reorganization of the Target Funds into the Acquiring Funds, evaluated the recommendations of the consultant hired to evaluate the proposed Reorganization and unanimously approved the Reorganization Plan. The Boards further determined that the Reorganization of the Target Funds into the Acquiring Funds would be in the best interests of each Target Fund and its shareholders, and that the interests of existing shareholders of each Target Fund would not be diluted as a result of the Reorganization.

          In determining whether to approve the Reorganization Plan and to recommend approval of the Reorganization to shareholders of the Target Funds, the Boards of Trustees (including the Independent Trustees) made inquiries into a number of matters and considered the following factors, among others:

          (i) The terms of the purchase agreement between MAM and Commerzbank AG and Wells Fargo & Company whereby Wells Fargo & Company agreed to pay MAM for certain investment management assets, including advisory agreements with certain Target Fund and MAM's agreement to use commercially reasonable efforts to obtain Board and shareholder approval of the Reorganization;

          (ii) MAM's agreement to provide continuing administrative and operational services to the Montgomery Funds during the interim period until the closing of the Reorganization;

          (iii) the anticipated effect of the Reorganization on per-share expenses, both before and after waivers, of the Target Funds;

          (iv) the expense ratios and available information regarding the fees and expenses of the Wells Fargo Funds;

          (v) the anticipated benefits of economies of scale for the Target Funds and benefits to their shareholders of promoting more efficient operations and enabling greater diversification of investments;

          (vi) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests;

          (vii) the past changes in asset levels and the past performance of the Target Funds, and the potential benefits to Target Funds' shareholders emanating from the Target Funds' access to the larger distribution network and capability of the Wells Fargo Funds;

          (viii) the future prospects of the Target Funds if the proposed Reorganization was not effected, including the possibility and effects of liquidating the Target Funds;

          (ix) the compatibility of the investment objectives, policies and restrictions of the Target Funds and their corresponding Wells Fargo Fund;

          (x) the service features and investment options available to shareholders of the Montgomery Funds and the Wells Fargo Funds;

          (xi) the reputation, financial strength and resources of the Wells Fargo Funds and Funds Management's expressed plans for the Montgomery Funds after the proposed Reorganization;

          (xii) The decision by Commerzbank AG to sell much of MAM's U.S. investment management business, and the decision by Wells Capital to employ most of the key investment management professionals who previously managed the Target Funds;

          (xiii) Commerzbank AG's decision to concentrate its investment advisory activities in Europe, as opposed to the United States;

          (xiv) that the expense of the Reorganization would not be borne by Montgomery Funds' shareholders;

          (xv)    the U.S. federal tax consequences of the Reorganization;

          (xvi)   other indirect tax consequences of the Reorganization; and

          (xvi)   the possible alternatives to the Reorganization.

          In reaching the decision to approve the Reorganization and to recommend that shareholders vote in favor of the Reorganization, the Montgomery Funds' Boards of Trustees, including the Independent Trustees, unanimously concluded that participation of the Target Funds in the Reorganization is in the best interests of the shareholders of each Target Fund and would not result in dilution of such shareholder's interests. Their conclusion was based on a number of factors, including the following common considerations:

          .    GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS.

          Investors in Wells Fargo Funds enjoy a wide array of investment options and strategies. At the closing of the Reorganization, Wells Fargo Funds is expected to have over 70 retail funds, including equity funds, international and emerging markets funds, asset allocation funds, tax-free funds, income funds and money market funds. The Montgomery Funds did not have the same range of choices within each category of funds that the Wells Fargo Funds offer. This broad range of investment options will permit an investor in Wells Fargo Funds to diversify his or her investments and to participate in investment styles currently prevalent in the market, including a new High Yield Bond Fund and a planned Inflation Protected Bond Fund. Shareholders are free, with a few exceptions, to make exchanges of the same class of shares between Wells Fargo Funds without additional charge. Thus, if the Reorganization is approved, Target Fund shareholders will have increased investment options and greater flexibility to change investments through exchanges. Such exchanges generally will be taxable to you.

          .    WELLS FARGO FUNDS SHAREHOLDER SERVICE CAPABILITIES

          With over [$80] billion in assets under management, as of September 30, 2002, Wells Fargo Funds is the 25th largest fund company in the United States. In addition, the scale and financial resources of Funds Management allows Wells Fargo Funds to provide increased sales and service capabilities to fund shareholders and their financial intermediaries. Investors in Wells Fargo Funds have access to a top-rated telephone service operation (for both shareholders and their financial intermediaries), automated services, and internet services. Further, Funds Management provides convenient branch locations and access to other financial products and services. These shareholder services will be available to Target Fund shareholders if the Reorganization is approved.

          .    IMPROVED OPERATING EFFICIENCIES

          Wells Fargo Funds have the potential to operate more efficiently than the Montgomery Funds by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs (such as legal, compliance and board of trustee expenses) as a percentage of fund assets.

          .    PORTFOLIO MANAGEMENT

          Wells Fargo Funds has greater depth in its investment management personnel located at Funds Management and the various sub-advisers that run the day-to-day operation of the Wells Fargo Funds. Also, Wells Capital has hired the small cap, mid cap, emerging markets and fixed income portfolio management teams that manage certain of the Montgomery Funds, and those portfolio managers will continue to manage the applicable Montgomery Funds as employees of Wells Capital, rather than as employees of MAM. In light of these personnel changes, MAM no longer has sufficient resources to provide high quality advisory services to the Target Funds.

          .    ENHANCED VIABILITY

          The Target Funds will be more viable as part of Wells Fargo Funds due to the larger asset size and the multiple channels of distribution available to Wells Fargo Funds. Shares of the Wells Fargo Funds are sold through 28 organizations affiliated with Wells Fargo & Company and through at least 350 third-party organizations. As a result of these relationships, sales of new shares of Wells Fargo Funds are significantly higher than sales of new shares of the Montgomery Funds. The multiple distribution channels available to the Wells Fargo Funds should enhance the market presence and facilitate operating efficiencies.

          .    COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

          As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Acquiring Fund and corresponding Target Fund have compatible investment objectives and strategies. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund, although it will be necessary for the WF Montgomery Emerging Markets Focus Fund to sell some positions to move the Fund to a more focused style by holding investments in fewer countries. It also is not expected to significantly alter the risk/potential return profile of any shareholder's investment except as described in the comparison section. Further, the continuation of the portfolio management teams for the Montgomery Mid Cap Fund, Montgomery Small Cap Fund, Montgomery Emerging Markets Fund and Montgomery Institutional Series: Emerging Markets Portfolio and Emerging Markets Focus Fund, the Montgomery Total Return Bond Fund and the Montgomery Short Duration Government Bond Fund as the management teams of the corresponding Wells Fargo Funds will maintain a consistent investment style between those Montgomery Funds and their corresponding Wells Fargo Funds.

          .    COMPARATIVE PERFORMANCE

          Also, in each Reorganization, the Acquiring Fund has comparable or better performance than the corresponding Target Fund. In the Reorganizations involving the Montgomery Institutional Series: Emerging Markets Portfolio, Montgomery Short Duration Government Bond Fund, Montgomery Small Cap Fund and the Montgomery Total Return Bond Fund, the Acquiring Fund will assume the financial history, including the performance history of the predecessor Montgomery Fund at the closing of the Reorganization. You should consult the chart on page 42 for the specific performance comparison of your Fund.

          .    GROSS AND NET OPERATING EXPENSES OF THE FUNDS

          The Boards also considered the net and gross operating expense ratios for each Target Fund and corresponding Acquiring Fund. For most Reorganizations, except Class B of the Montgomery Emerging Markets Focus Fund, Class C of the Montgomery Emerging Markets Fund and Class A, Class B and Class C of the Total Return Bond Fund, the Acquiring Fund has the same or a lower net operating expense ratio than the Target Fund. Thus, with these very limited exceptions shareholders will pay the same or lower fees as a result of the Reorganization.

          .    TAX-FREE CONVERSION OF THE TARGET FUND SHARES

          The Boards also considered the tax-free conversion of the Target Fund shares. If you were to redeem your investment in the Target Funds and invest the proceeds in another Fund or other investment product, you generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. By contrast, it is intended that: (1) you will not recognize a taxable gain or a loss on the transfer of your investment to the corresponding Acquiring Fund; (2) you will have the same basis in your Acquiring Fund shares as you had in your Target Fund shares for U.S. federal income tax purposes; and
(3) assuming that you hold your Target Fund shares as a capital asset that you will have the same holding period for your Acquiring Fund shares as you had for your Target Fund shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.

          .    EXPENSES OF THE REORGANIZATION

          Funds Management has agreed to pay all of the expenses of the Reorganization, so shareholders of the Target Funds and Acquiring Funds will not bear these costs.

PERFORMANCE

          The following table shows the average annual total returns of the Class shares (as indicated in the table) of the Target Funds and Acquiring Funds for 1, 3, 5 and 10 years, as applicable. The table also shows, if relevant, the current or current tax-equivalent yield for the Target Funds and the Acquiring Funds. For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Acquiring Funds' prospectuses accompanying this proxy statement/prospectus or your Target Fund prospectus. Of course, past performance does not predict future results. All returns reflect the effect of fee waivers. Without these fee waivers, the average annual total returns for the Funds would have been lower. Total returns presented do not include the impact of sales charges. Performance information is not included for the WF Montgomery Emerging Markets Focus Fund, WF Montgomery Institutional Emerging Markets Fund, WF Montgomery Short Duration Government Bond Fund, WF Montgomery Small Cap Fund and the WF Montgomery Total Return Bond Fund because these Wells Fargo Funds are new Funds with no assets that will assume the financial history of their corresponding Target Fund at the closing of the Reorganization.

-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                            1        3          5           10       SEC
As of SEPTEMBER 30, 2002                                              YEAR    YEARS      YEARS        YEARS    YIELD
-----------------------------------------------------------------------------------------------------------------------
Montgomery Global Tech, Telecom and Media Fund (Class R)             (29.86)  (29.34)     (8.52)        N/A      N/A
WF Specialized Technology Fund (Class A)                             (26.16)     N/A        N/A         N/A      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Government Money Market Fund (Class R)                      1.62     4.10       4.46        4.41     1.39
WF Government Money Market Fund (Service Class)                        1.68     4.05       4.40        4.39     1.37
-----------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund (Class R)                                     (24.27)  (17.84)    (10.57)        N/A      N/A
WF Large Company Growth Fund (Class A)                               (22.55)  (14.86)     (0.40)       8.45      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund (Class R)                       (19.22)  (20.69)    (10.04)        N/A      N/A
WF International Equity Fund (Class A)                               (19.47)  (16.26)     (4.67)        N/A      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Fund (Class R)                                    (21.46)   (6.27)     (5.36)        N/A      N/A
WF Montgomery Mid Cap Growth Fund (Class A)/1/                       (18.43)     N/A        N/A         N/A      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund (Class R)                      10.65     0.63        N/A         N/A      N/A
WF Montgomery Emerging Markets Focus Fund (Institutional Class)/2/      N/A      N/A        N/A         N/A      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund (Class R)                             5.30    (9.29)    (14.44)      (1.74)     N/A
WF Montgomery Emerging Markets Focus Fund (Institutional Class)/2/      N/A      N/A        N/A         N/A      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Institutional Series: Emerging Markets Portfolio            5.74    (7.80)    (12.13)        N/A      N/A
(Single Class)
WF Montgomery Institutional Emerging Markets Fund (Select Class)/3/     N/A      N/A        N/A         N/A      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Short Duration Government Bond  Fund (Class R)              5.81     7.34       6.64         N/A     3.47
WF Montgomery Short Duration Government Bond Fund (Institutional
Class)/3/                                                               N/A      N/A        N/A         N/A      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund (Class R)                                  (19.43)  (12.67)     (8.37)       5.49      N/A
WF Montgomery Small Cap Fund (Class A)/3/                               N/A      N/A        N/A         N/A      N/A
-----------------------------------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund (Class R)                            8.68     9.64       8.03         N/A     4.44
WF Montgomery Total Return Bond Fund (Institutional Class)/3/           N/A      N/A        N/A         N/A      N/A
-----------------------------------------------------------------------------------------------------------------------

----------
/1/ The Wells Fargo Funds' Board of Trustees approved changes to the investment policies and restrictions of the WF Mid Cap Growth Fund to make the Fund more closely parallel the investment style of the Montgomery Mid Cap Fund, and also named the Montgomery Mid Cap Fund's portfolio management team as the portfolio managers of the WF Mid Cap Growth Fund. The Montgomery Mid Cap Fund will be the accounting survivor of this Reorganization, and as such the WF Montgomery Mid Cap Growth Fund will assume the performance history of the Montgomery Mid Cap Fund at the closing of the Reorganization. The Wells Fargo Funds' Board of Trustees also approved changing the name of the WF Mid Cap Growth Fund to the WF Montgomery Mid Cap Growth Fund if the Reorganization is approved.

/2/ The WF Montgomery Emerging Markets Focus Fund will commence operations at the closing of the Reorganization. Because the WF Montgomery Emerging Markets Focus Fund will be substantially identical to the Montgomery Emerging Markets Focus Fund, the Montgomery Emerging Markets Focus Fund will be the accounting survivor of the Reorganization of the Montgomery Emerging Markets Fund and the Montgomery Emerging Markets Focus Fund into the WF Montgomery Emerging Markets Focus Fund. As such, the WF Montgomery Emerging Markets Focus Fund will assume the performance history of the Montgomery Emerging Markets Focus Fund at the closing of the Reorganization.

/3/ In each of these Reorganizations, the Montgomery Fund will be reorganized into a new Wells Fargo Fund created specifically to receive the assets and assume the liabilities of its corresponding Montgomery Fund. The corresponding Wells Fargo Fund will commence operations at the closing of the Reorganization. In each Reorganization, the Montgomery Fund will be the accounting survivor of the Reorganization and the corresponding Wells Fargo Fund will assume the performance history of the Montgomery Fund at the closing of the Reorganization.

MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AND FEDERAL INCOME TAX OPINIONS

          The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

          Neither the Montgomery Funds nor Wells Fargo Funds has requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to that discussed below and there is a risk that such positions could be sustained. You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganization to you, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

          The obligation of the Montgomery Funds and Wells Fargo Funds to consummate the Reorganization is conditioned upon their receipt of an opinion of Morrison & Foerster LLP substantially to the effect that the Reorganization with respect to each Acquiring Fund and its corresponding Target Fund will be treated as a "reorganization" under Section 368(a) of the Internal Revenue Code and that each such Acquiring Fund and Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Internal Revenue Code, with respect to the Reorganization. Provided that the Reorganization so qualifies and each Acquiring Fund and its corresponding Target Fund are so treated, for U.S. federal income tax purposes, generally:

          . Neither an Acquiring Fund or its corresponding Target Fund will recognize any gain or loss as a result of the Reorganization.

          . A Target Fund shareholder will not recognize any gain or loss as a result of the receipt of Acquiring Fund shares in exchange for such shareholder's Target Fund shares pursuant to the Reorganization.

          . A Target Fund shareholder's aggregate tax basis in the Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Target Fund shares held immediately before the Reorganization.

          . A Target Fund shareholder's holding period for Acquiring Fund shares received pursuant to the Reorganization will include the period during which the shareholder held Target Fund shares.

          The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Montgomery Funds and Wells Fargo Funds, including representations in a certificate to be delivered by the management of each of the Montgomery Funds and Wells Fargo Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion. The Wells Fargo Funds' certificate will include a representation to the effect that each Acquiring Fund will retain at least 34% of the corresponding Target Fund's assets and generally not dispose of these retained assets for a specified period of time determined by the historic turnover ratios of the Acquired Fund and Target Fund. This limitation may cause a portfolio security of a Target Fund to be retained for a much longer period of time as a result of the Reorganization, and, as a consequence, detrimentally impact the performance of the corresponding Acquiring Fund.

          An Acquiring Fund's ability to use any capital loss carryforwards and, potentially, any unrealized capital losses, once realized in the hands of the Acquiring Fund, of the corresponding Target Fund may be subject to an annual limitation, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward. The limitation generally equals the product of the net asset value of the Target Fund immediately prior to the Reorganization and the "long-term tax-exempt rate," published by the Internal Revenue Service, in effect at such time. As of the date of this Proxy/Prospectus, the long-term tax-exempt rate is [4.65%]. However, no assurance can be given as to what long-term tax exempt rate will be in effect at the time of the Reorganization. While the ability of an Acquiring Fund to absorb the corresponding Target Fund's losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from the Reorganization, it is expected that substantially all of a Target Fund's losses will become permanently unavailable where the limitation applies.

          In general, the limitation will only apply to a Target Fund where the net asset value of the corresponding Acquiring Fund's assets exceeds the net asset value of the Target Fund's assets immediately before the Reorganization. No limitation will apply where only one Target Fund is reorganized into a newly formed Acquiring Fund. Accordingly, it is expected that the limitation will apply to any losses of the Montgomery Growth Fund, Montgomery International Growth Fund and Montgomery Government Money Market Fund. It is also expected that the limitation will apply to any losses of the Montgomery Emerging Markets Focus Fund. In addition, a Target Fund's losses that remain available to the corresponding Acquiring Fund will inure to the benefit of both the Target Fund and Acquiring Fund shareholders following the Reorganization. Therefore, a Target Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.

          As of June 30, 2002, for U.S. federal income tax purposes, the Montgomery Growth Fund had capital loss carryforwards of approximately $32,228,264 and net unrealized losses of approximately $19,823,896, the Montgomery International Growth Fund had capital loss carryforwards of approximately $27,410,491 and net unrealized capital losses of approximately $2,168,450, the Montgomery Government Money Market Fund had unrealized capital losses of approximately $11,325 and no unrealized capital losses and the Montgomery Emerging Markets Focus Fund had capital loss carryforwards of approximately $6,738,152 and no unrealized capital losses.

          Although Target Fund shareholders will benefit from any capital loss carryforwards and unrealized capital losses of the corresponding Acquiring Fund, the Acquiring Fund's ability to use its own capital loss carryforwards and, potentially, any unrealized capital losses, once realized, may be subject to an annual limitation as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward. The limitation generally equals the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the long-term tax-exempt rate in effect at such time. While the ability of an Acquiring Fund to absorb its losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, it is expected that substantially all of its losses will become permanently unavailable where the limitation applies. In general, the limitation will only apply to a pre-existing Acquiring Fund where the net asset value of the Target Fund exceeds the net asset value of the Acquiring Fund's assets immediately before the Reorganization. Accordingly, it is expected that the limitation will apply to any losses of the WF Montgomery Mid Cap Growth Fund and WF Specialized Technology Fund. As of September 30, 2002, for U.S. federal income tax purposes, the WF Montgomery Mid Cap Growth Fund had capital loss carryforwards of approximately $4,429,592 and net unrealized losses of approximately $1,599,415 and the WF Specialized Technology Fund has capital loss carryforwards of approximately $117,300,809 and unrealized capital losses of approximately $10,468,285.

          Since its formation, each of the Acquiring Funds and Target Funds believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Acquiring Funds and Target Funds believes that it has been, and expects to continue to be, relieved of federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders. Prior to the Reorganization, each Target Fund generally is required to make or declare one or more distributions of its previously undistributed net investment income and realized capital gains, including capital gains on securities disposed of in connection with the Reorganization. A Target Fund shareholder must include any such distributions in such shareholder's taxable income.

FEES AND EXPENSES OF THE REORGANIZATION

          All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Funds Management and/or Commerzbank AG.

PROPOSAL 2:       APPROVAL OF AN INTERIM AGREEMENT

          SUMMARY

          At the meeting, shareholders also will be asked to consider and vote on an Interim Agreement between Wells Capital and each Montgomery Fund covering the interim period from January [15], 2003 to the closing date of the Reorganization. This proposal is being submitted to shareholders because of certain provisions of the federal securities laws discussed further below.

          Commerzbank AG, the parent company of MAM, decided to concentrate its investment advisory business exclusively in Europe and as a result, decided to sell MAM, its U.S. investment advisory subsidiary. Wells Fargo & Company agreed to purchase some of MAM's investment advisory business, in a transaction that refer to as the Acquisition. The assets purchased in the Acquisition included, among others, the advisory agreements for the Montgomery Funds. Pursuant to the Acquisition Agreement, at the closing of the Acquisition, certain MAM investment advisory personnel, including the portfolio managers of the Montgomery Mid Cap Fund, Montgomery Small Cap Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund and the Montgomery emerging markets investment team became employees of Wells Capital. Also, as part of the Acquisition, MAM agreed to use commercially reasonable efforts to obtain the Montgomery Funds' Boards approval of the Reorganization Agreement with the Wells Fargo Funds and of the Interim Agreement with Wells Capital. MAM also agreed to use commercially reasonable efforts to help prepare these proxy solicitation materials, process them through the SEC and obtain the necessary shareholder approvals. Under the Acquisition Agreement, MAM is entitled to compensation from Wells Fargo & Company and its affiliates, but not from the Montgomery Funds, which is payable following shareholder approval and the consummation of the Reorganization. The parties to the Acquisition Agreement have elected to keep the amount of the compensation confidential.

          Under the federal securities laws, the purchase by Wells Fargo of MAM's advisory agreements with the Montgomery Funds terminated those agreements. Generally, an advisory agreement must be approved by shareholders. However, there is an SEC rule that permits a fund board to approve an interim agreement, provided that certain conditions are met. One of these conditions is that all fees must be paid into an escrow account to be paid to the interim adviser only if shareholders approve a contract within 150 days of the termination of the previous agreement.

          In anticipation of the termination of the advisory agreement between MAM and the Montgomery Funds and the personnel changes at MAM and Wells Capital, the Boards of the Montgomery Funds approved an Interim Agreement with Wells Capital to ensure continuity of investment advisory services to the Montgomery Funds during the interim period. The Boards approved the Interim Agreement with Wells Capital, rather than MAM, because most of MAM's investment personnel became employees of Wells Capital, resigned or were reassigned, and thus MAM was not in a position to continue to provide high quality investment advisory services to the Montgomery Funds. Also, Wells Capital represented to the Montgomery Funds' Boards that it had the resources to dedicate experienced advisory personnel (including the former MAM employees) to manage the Target Funds previously managed by MAM.

          The substantive terms, including the fee provisions, of the Interim Agreement are identical to the terms of an Amended and Restated Investment Management Agreement between MAM and The Montgomery Funds and The Montgomery Funds II, respectively, that was in effect immediately before the Transaction that was dated July 31, 1997, as amended and restated on August 30, 2002. On October 31, 2001, the Amended and Restated Investment Management Agreement with respect to the Total Return Bond Fund was restated in a Portfolio Management Agreement. We refer to the investment management agreement in effect between MAM and each Montgomery Fund as the Prior Agreement. The Boards of Trustees of the Montgomery Funds most recently reapproved the Prior Agreement at a meeting held in July of 2002. The only differences between the Interim Agreement and the Prior Agreement are those differences mandated by the SEC rule permitting interim advisory agreements, the dates of the agreements, and the identity of the investment adviser. The rule-mandated differences between the agreements relate to the term of the agreements, escrow provisions and a provision in the Interim Agreement permitting the Boards of Trustees or shareholders of a Montgomery Fund to terminate the Interim Agreement on ten days' notice. Thus, unless otherwise specified, a description of the Prior Agreement also describes the Interim Agreement. The material provisions of the Prior Agreement are described below in the section entitled "Terms of the Interim Agreement and the Prior Agreement."

          At the closing of the Reorganization, shareholders of each Montgomery Fund will become shareholders of an existing Wells Fargo Fund that has an existing advisory agreement with Funds Management and a sub-advisory agreement with Wells Capital or another sub-adviser that has been approved by its shareholders. Thus, each Montgomery Fund needs an Interim Agreement only from January [15], 2003 through the closing date of the Reorganization. Accordingly, shareholders of each Montgomery Fund are being asked to approve an Interim Agreement between the Montgomery Fund and Wells Capital.

          Approval of the Interim Agreement will not result in any increase in the fees that would be paid by any Montgomery Fund during this interim period. If shareholders approve the Interim Agreement, Wells Capital will receive the same fees that MAM would have received for providing the same services to each Montgomery Fund until the closing of the Reorganization. If shareholders of any Montgomery Fund do not approve the Interim Agreement, Wells Capital may receive only its costs in providing advisory services to the Montgomery Funds during the period between January [15], 2003 and the closing of the Reorganization. If shareholders of any Montgomery Fund do not approve the Reorganization, the Interim Agreement will terminate with respect to that Fund, and the Board of

Trustees of the affected Montgomery Fund will consider what further action is appropriate, including the possible liquidation of the Fund.

          TERMS OF THE INTERIM AGREEMENT AND THE PRIOR AGREEMENT

          The Prior Agreement provided that in exchange for providing investment advisory services, MAM was entitled to receive fees based on the average daily assets of the respective Montgomery Fund.

       -----------------------------------------------------------------------------------------------
                                                                  NET ASSETS UNDER
                                                                  MANAGEMENT AS OF
       NAME OF FUND                                               JUNE 30, 2002          MANAGEMENT FEE
       -----------------------------------------------------------------------------------------------
       Emerging Markets Focus Fund                                   $  23,020,221                1.10%
       -----------------------------------------------------------------------------------------------
       Emerging Markets Fund                                         $ 135,083,306                1.25%
       -----------------------------------------------------------------------------------------------
       Global Tech, Telecom & Media Fund                             $  82,513,669                1.25%
       -----------------------------------------------------------------------------------------------
       Government Money Market Fund                                  $ 239,690,963                0.30%
       -----------------------------------------------------------------------------------------------
       Growth Fund                                                   $ 163,014,542                1.00%
       -----------------------------------------------------------------------------------------------
       Institutional Series: Emerging Markets Portfolio              $  66,510,546                1.19%
       -----------------------------------------------------------------------------------------------
       International Growth Fund                                     $  34,636,698                1.10%
       -----------------------------------------------------------------------------------------------
       Mid Cap Fund                                                  $  98,525,841                1.40%
       -----------------------------------------------------------------------------------------------
       Short Duration Government Bond Fund                           $ 455,681,826                0.50%
       -----------------------------------------------------------------------------------------------
       Small Cap Fund                                                $  47,685,163                1.00%
       -----------------------------------------------------------------------------------------------
       Total Return Bond Fund                                        $  39,272,699                0.30%
       -----------------------------------------------------------------------------------------------

          As stated before, under the Interim Agreement, the contractual investment advisory fees are the same as those under the Prior Agreement and listed in the chart above. In the past, MAM was contractually obligated to maintain a net operating expense ratio with certain expense exclusions for certain Montgomery Funds. During the interim period, Wells Capital is bound by the same contractual provisions.

          MAM also serves as administrator to the Montgomery Funds and in such capacity received the following fees from each Montgomery Fund for the last fiscal year in the amounts specified in the chart below.

       ----------------------------------------------------------------------
                                                                 AGGREGATE
       NAME OF FUND                                              AMOUNT PAID
       -----------------------------------------------------------------------
       Emerging Markets Focus Fund                                  $    7,366
       -----------------------------------------------------------------------
       Emerging Markets Fund                                        $  103,520
       -----------------------------------------------------------------------
       Global Tech, Telecom and Media Fund                          $   84,624
       -----------------------------------------------------------------------
       Government Money Market Fund                                 $  270,093
       -----------------------------------------------------------------------
       Growth Fund                                                  $  147,889
       -----------------------------------------------------------------------
       Institutional Series: Emerging Markets Portfolio             $   32,853
       -----------------------------------------------------------------------
       International Growth Fund                                    $   31,206
       -----------------------------------------------------------------------
       Mid Cap Fund                                                 $   87,341
       -----------------------------------------------------------------------
       Short Duration Government Bond Fund                          $  183,626
       -----------------------------------------------------------------------
       Small Cap Fund                                               $   44,244
       -----------------------------------------------------------------------
       Total Return Bond Fund                                       $   75,793
       -----------------------------------------------------------------------

From its administrative fee, MAM paid certain fees to J.P. Morgan Investor Services, Co. for serving as the sub-administrator to the Montgomery Funds.

          Other than the payments referenced above, the Montgomery Funds did not make any additional payments to MAM or any other entity affiliated with MAM.

          In the past fiscal year, the Montgomery Funds did not make any payment to Wells Capital or any other entity affiliated with Wells Capital. For more information on Wells Capital, including its officers, directors and significant shareholders, see Exhibit D.

          APPROVAL BY THE BOARDS OF TRUSTEES OF THE MONTGOMERY FUNDS

          As described above, the Prior Agreement between MAM and the Montgomery Funds terminated on January [15], 2003. In anticipation of that termination, and the personnel changes at MAM, and to ensure continuity of the investment management services provided to the Montgomery Funds, on December 16, 2002 the Montgomery Funds' Boards of Trustees unanimously approved the Interim Agreement between Wells Capital and each Montgomery Fund.

          In considering whether to approve the Interim Agreement and whether to submit the agreement to shareholders for approval, the Montgomery Funds' Boards of Trustees considered the following factors: (1) Wells Capital's representations that it would provide investment management services to the Montgomery Funds of a scope and quality at least equal to the scope and quality of services provided under the Prior Agreement; (2) the substantially identical terms and conditions contained in the Interim Agreement as compared to the Prior Agreement; (3) the assurances provided to the Boards of Trustees that the Montgomery Funds would receive the same level and scope of investment management services that they received under the Prior Agreement; (4) the representations by Wells Capital that the portfolio management teams of the Montgomery Small Cap Fund, Montgomery Mid Cap Fund, Montgomery Emerging Markets Fund, Montgomery Institutional Series: Emerging Markets Portfolio and Montgomery Emerging Markets Focus Fund, Montgomery Total Return Bond Fund and Montgomery Short Duration Government Bond Fund would continue to provide management services to those affected Funds during the interim period as employees of Wells Capital, and that Wells Capital had the resources to manage the other Montgomery Funds during the interim period; (5) the representations that MAM would continue to provide critical operational and administrative services to the Montgomery Funds during the interim period; and (6) the assurances that a transition plan was in effect to ensure that the Montgomery Funds and their shareholders continued to receive adequate support and services during the interim period.

INFORMATION ON VOTING

          This Proxy/Prospectus is being provided in connection with the solicitation of proxies by the Boards to solicit your vote for two proposals at a meeting of shareholders of the Target Funds, which we refer to as the Meeting. The Meeting will be held in the at 101 California Street, 35th Floor, San Francisco, California, 94111 on April 25, 2003 at 10:00 a.m. (Pacific Time).

          You may vote in one of three ways:

          . complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States)

          . vote on the Internet at www.proxyvote.com (follow the instructions provided)

          .    call the toll-free number printed on your proxy ballot

Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy card.

          You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a later dated proxy or a written notice of revocation to the appropriate Target Fund. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

          Only shareholders of record on January 27, 2003 are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on January 27, 2003 is entitled to one vote. For each Target Fund, the presence in person or by proxy of shareholders entitled to cast 40% of the votes eligible to be cast at the Meeting will constitute a quorum for the conduct of all business. When a quorum is present, approval of each proposal will require the affirmative vote of the lesser of (1) 67% or more of the shares of a Fund present or represented by proxy at the Meeting, if holders of more than 50% of the Fund's outstanding shares are present or represented by proxy, or (2) more than 50% of the Target Fund's outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is more for more than 60 days from the date set for the original meeting (in which case the Boards of Trustees will set a new record date), the Montgomery Funds will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.

          All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares) will be counted towards establishing a quorum. Approval of each proposal will occur only if a sufficient number of votes at the Meeting are cast FOR that proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against" and are disregarded in determining whether a proposal has received enough votes. Broker non-votes do not represent a vote "for" or "against" and are disregarded in determining whether a proposal has received sufficient votes.

          The Boards know of no matters other than those described in this Proxy/Prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Boards' intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

          In addition to the solicitation of proxies by mail or expedited delivery service, the Wells Fargo Funds' Trustees, and employees and agents of Funds Management, Wells Fargo & Company and Wells Fargo Bank, N.A. and their affiliates may solicit proxies by telephone. The Funds have engaged the proxy solicitation firm of D.F. King, Inc. which, for its solicitation services, will receive a fee from Funds Management estimated at [______] and reimbursement of out-of-pocket expenses estimated at [______]. Funds Management also will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The Target Funds and the Acquiring Funds will not pay any of the costs associated with the preparation of this proxy statement or the solicitation of proxies.

EXISTING AND PRO FORMA CAPITALIZATION

          The following table sets forth as of the date specified in the chart below, (i) the capitalization of the Target Funds, (ii) the capitalization of the Acquiring Funds, and (iii) the pro forma capitalization of the Acquiring Funds, adjusted to give effect to the proposed acquisition of assets at net asset value. Pro forma capitalization information is not included for the Reorganizations involving the Montgomery Short Duration Government Bond Fund, the Montgomery Institutional Series: Emerging Markets Portfolio and the Montgomery Total Return Bond Fund because each class of those Montgomery Funds are being reorganized into corresponding

Classes of Wells Fargo Funds that currently have no assets. Pro forma capitalization information is provided for the Montgomery Small Cap Fund/WF Montgomery Small Cap Fund because two classes of the Montgomery Small Cap Fund will be reorganized into Class A of the WF Montgomery Small Cap Fund. There are no assets invested in the other classes of the WF Montgomery Small Cap Fund.

---------------------------------------------------------------------------------------------------------------
MONTGOMERY GLOBAL TECH, TELECOM AND                                                             NET ASSET
MEDIA FUND/WF SPECIALIZED TECHNOLOGY                          TOTAL              SHARES         VALUE PER
FUND                                                          NET ASSETS         OUTSTANDING    SHARE
---------------------------------------------------------------------------------------------------------------
Montgomery Global Tech, Telecom and Media Fund                $  64,741,016
     Class R                                                  $  64,741,016       10,811,899      $  5.99
--------------------------------------------------------------------------------------------------------------
WF Specialized Technology Fund                                $  38,803,179
     Class A                                                  $  13,559,090        6,088,765      $  2.23
     Class B                                                  $  20,949,091        9,554,449      $  2.19
     Class C                                                  $   4,294,998        1,959,775      $  2.19
--------------------------------------------------------------------------------------------------------------
Pro Forma WF Specialized Technology Fund (as of September
 30, 2002)                                                    $ 103,544,195
     Class A                                                  $  78,300,106       35,120,611      $  2.23
     Class B                                                  $  20,949,091        9,554,449      $  2.19
     Class C                                                  $   4,294,998        1,959,775      $  2.19
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
MONTGOMERY GOVERNMENT MONEY                                                                     NET ASSET
MARKET FUND/WF GOVERNMENT MONEY                               TOTAL              SHARES         VALUE PER
MARKET FUND                                                   NET ASSETS         OUTSTANDING    SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery Government Money Market Fund                       $   195,810,874
    Class R                                                   $   195,810,874      195,755,734     $ 1.00
-------------------------------------------------------------------------------------------------------------
WF Government Money Market Fund                               $ 4,819,781,057
    Class A                                                       193,540,900      193,522,716     $ 1.00
    Service Class                                             $ 4,626,240,157    4,625,848,622     $ 1.00
-------------------------------------------------------------------------------------------------------------
Pro Forma WF Government Money Market Fund (as of
 September 30, 2002)                                          $ 5,015,591,931
    Class A                                                       193,540,900      193,522,716     $ 1.00
    Service Class                                             $ 4,822,051,031    4,821,604,356     $ 1.00
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                               NET ASSET
MONTGOMERY GROWTH FUND/WF LARGE                               TOTAL              SHARES        VALUE PER
COMPANY GROWTH FUND                                           NET ASSETS         OUTSTANDING   SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                        $    129,644,050
     Class P                                                  $         38,083        4,598       $  8.28
     Class R                                                  $    129,605,967   15,695,608       $  8.26
--------------------------------------------------------------------------------------------------------------
WF Large Company Growth Fund                                  $  1,425,983,217
     Class A                                                  $    141,774,169    4,106,666       $ 34.52
     Class B                                                  $    218,625,206    6,892,116       $ 31.72
     Class C                                                  $     27,092,416      852,944       $ 31.76
     Institutional Class                                      $  1,038,491,426   31,805,366       $ 32.65
--------------------------------------------------------------------------------------------------------------
Pro Forma WF Large Company Growth Fund (as of September
 30, 2002)                                                    $  1,555,627,267
     Class A                                                  $    271,418,219    7,862,287       $ 34.52
     Class B                                                       218,625,206    6,892,116       $ 31.72
     Class C                                                        27,092,416      852,944       $ 31.76
     Institutional Class                                         1,038,491,426   31,805,366       $ 32.65
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                               NET ASSET
MONTGOMERY INTERNATIONAL GROWTH                               TOTAL              SHARES        VALUE PER
FUND/WF INTERNATIONAL EQUITY FUND                             NET ASSETS         OUTSTANDING   SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                          $     26,029,712
     Class P                                                  $     23,903,074    2,947,170       $  8.11
     Class R                                                  $      2,126,638      263,458       $  8.07
--------------------------------------------------------------------------------------------------------------
WF International Equity Fund                                  $    426,459,648
     Class A                                                  $     22,805,758    2,696,891       $  8.46
     Class B                                                  $     29,106,526    3,552,412       $  8.19
     Class C                                                  $      2,167,071      264,860       $  8.18
     Institutional Class                                      $    372,380,293   44,034,152       $  8.46
--------------------------------------------------------------------------------------------------------------
Pro Forma WF International Equity Fund (as of September
 30, 2002)                                                    $    452,489,360
     Class A                                                  $     48,835,470    5,773,689       $  8.46
     Class B                                                  $     29,106,526    3,552,412       $  8.19
     Class C                                                  $      2,167,071      264,860       $  8.18
     Institutional Class                                      $    372,380,293   44,034,152       $  8.46
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                               NET ASSET
MONTGOMERY MID CAP FUND/                                      TOTAL              SHARES        VALUE PER
WF MONTGOMERY MID CAP GROWTH FUND                             NET ASSETS         OUTSTANDING   SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Fund
     Class R                                                  $     79,040,385    9,779,634       $  8.08
--------------------------------------------------------------------------------------------------------------
WF Mid Cap Growth Fund                                        $      7,717,755
     Class A                                                  $      3,613,050      994,418       $  3.63
     Class B                                                  $      3,662,389    1,022,486       $  3.58
     Class C                                                  $        442,316      123,465       $  3.58
--------------------------------------------------------------------------------------------------------------
Pro Forma WF Montgomery Mid Cap Growth Fund (as of
 September 30, 2002)                                          $     86,758,140
     Class A                                                  $     82,653,435   22,768,629       $  3.63
     Class B                                                  $      3,662,389    1,022,486       $  3.58
     Class C                                                  $        442,316      123,465       $  3.58
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS
FUND/MONTGOMERY EMERGING MARKETS                                                               NET ASSET
FUND/WF MONTGOMERY EMERGING                                   TOTAL              SHARES        VALUE PER
MARKETS FOCUS FUND                                            NET ASSETS         OUTSTANDING   SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund                        $     23,020,221
     Class A                                                  $         22,616        1,560       $ 14.50
     Class B                                                  $         11,385          784       $ 14.52
     Class C                                                  $         12,629          872       $ 14.48
     Class R                                                  $     22,973,591    1,594,138       $ 14.41
--------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                              $    135,083,306
     Class A                                                  $        437,633       52,095       $  8.40
     Class B                                                  $             12            1       $  8.70
     Class C                                                  $         23,526        2,727       $  8.63
     Class R                                                  $    134,622,135   15,588,356       $  8.64
--------------------------------------------------------------------------------------------------------------
Pro Forma WF Montgomery Emerging Markets Focus Fund (Fund
 A and Fund B) (as of June 30, 2002)                          $    158,103,527
     Class A                                                  $    135,082,384    9,317,674       $ 14.50
     Class B                                                  $         11,397          785       $ 14.52
     Class C                                                  $         36,155        2,496       $ 14.48
     Institutional Class                                      $     22,973,591    1,594,138       $ 14.41
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                NET ASSET
MONTGOMERY SMALL CAP FUND/WF                                  TOTAL              SHARES         VALUE PER
MONTGOMERY SMALL CAP FUND                                     NET ASSETS         OUTSTANDING    SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                     $     38,268,578
     Class P                                                  $        786,966      112,938       $  6.97
     Class R                                                  $     37,481,612    5,227,191       $  7.17
--------------------------------------------------------------------------------------------------------------
WF Montgomery Small Cap Fund                                  $             -0-
     Class A                                                                -0-          -0-           -0-
     Class B                                                                -0-          -0-           -0-
     Class C                                                                -0-          -0-           -0-
     Institutional Class                                                    -0-          -0-           -0-
--------------------------------------------------------------------------------------------------------------
WF Montgomery Small Cap Fund (Pro forma as of
 September 30, 2002)                                          $     38,268,578
     Class A                                                  $     38,268,578    5,336,979       $  7.17
     Class B                                                                 0            0       $     0
     Class C                                                                 0            0       $     0
     Institutional Class                                                     0            0       $     0
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
MONTGOMERY INSTITUTIONAL SERIES
EMERGING MARKETS PORTFOLIO/                                                                     NET ASSET
WF MONTGOMERY INSTITUTIONAL EMERGING                          TOTAL              SHARES         VALUE PER
MARKETS FUND (AS OF November 29, 2002)                        NET ASSETS         OUTSTANDING    SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery Institutional Series:  Emerging Markets            $64,674,438
Portfolio
     Single Class                                             $64,674,438         1,974,189       $ 32.76
--------------------------------------------------------------------------------------------------------------
WF Montgomery Institutional Emerging Markets Fund
     Select Class                                                      -0-               -0-      $     0
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
MONTGOMERY SHORT DURATION
GOVERNMENT BOND FUND/WF MONTGOMERY                                                              NET ASSET
SHORT DURATION GOVERNMENT BOND FUND                           TOTAL              SHARES         VALUE PER
(AS OF November 29, 2002)                                     NET ASSETS         OUTSTANDING    SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery Short Duration Government Bond Fund                $544,952,312
     Class A                                                  $  9,600,016          930,234       $ 10.32
     Class B                                                  $    274,472           26,570       $ 10.33
     Class C                                                  $    936,985           90,617       $ 10.34
     Class R                                                  $534,140,839       51,657,721       $ 10.34
--------------------------------------------------------------------------------------------------------------
WF Montgomery Short Duration Government Bond Fund             $          0
     Class A                                                            -0-              -0-      $    -0-
     Class B                                                            -0-              -0-      $    -0-
     Class C                                                            -0-              -0-      $    -0-
     Institutional Class                                                -0-              -0-      $    -0-
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND FUND/                                                              NET ASSET
WF TOTAL RETURN BOND FUND                                     TOTAL              SHARES         VALUE PER
(AS OF November 29, 2002)                                     NET ASSETS         OUTSTANDING    SHARE
--------------------------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                             $66,648,784
     Class A                                                  $   885,023            71,200       $ 12.43
     Class B                                                  $    89,591             7,202       $ 12.44
     Class C                                                  $    35,952             2,906       $ 12.37
     Class R                                                  $40,139,906         3,282,086       $ 12.23
     Class I                                                  $25,498,312         2,084,899       $ 12.23
--------------------------------------------------------------------------------------------------------------
WF Montgomery Total Return Bond Fund                          $        -0-
     Class A                                                           -0-               -0-      $    -0-
     Class B                                                           -0-               -0-      $    -0-
     Class C                                                           -0-               -0-      $    -0-
     Institutional Class                                               -0-               -0-      $    -0-
     Select Class                                                      -0-               -0-      $    -0-
--------------------------------------------------------------------------------------------------------------

OUTSTANDING SHARES

          As of January 27, 2003, each Target Fund and its corresponding Acquiring Fund had the following numbers of shares outstanding:

-------------------------------------------------------------------------------------------------------------------
                                       NUMBER OF
                                        SHARES                                                NUMBER OF SHARES
          TARGET FUNDS                OUTSTANDING             ACQUIRING FUNDS                   OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
Montgomery Global Tech, Telecom                        WF Specialized Technology Fund
and Media Fund
-------------------------------------------------------------------------------------------------------------------
Montgomery Government Money                            WF Government Money Market Fund
Market Fund
-------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                 WF Large Company Growth Fund
-------------------------------------------------------------------------------------------------------------------
Montgomery International Growth                        WF International Equity Fund
Fund
-------------------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Fund                                WF Montgomery Mid Cap Growth
                                                       Fund
-------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus                      WF Montgomery Emerging Markets                  -0-
Fund                                                   Focus Fund
-------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                       WF Montgomery Emerging Markets                  -0-
                                                       Focus Fund
-------------------------------------------------------------------------------------------------------------------
Montgomery Institutional Series:                       WF Montgomery Institutional                     -0-
Emerging Markets Portfolio                             Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                       NUMBER OF
                                        SHARES                                                NUMBER OF SHARES
          TARGET FUNDS                OUTSTANDING             ACQUIRING FUNDS                   OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
Montgomery Short Duration                              WF Montgomery Short Duration                    -0-
Government Bond Fund                                   Government Bond Fund
-------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                              WF Montgomery Small Cap Fund                    -0-
-------------------------------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                      WF Montgomery Total Return                      -0-
                                                       Bond Fund
-------------------------------------------------------------------------------------------------------------------

     INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS

          To the knowledge of the Montgomery Funds and the Wells Fargo Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any Class of any Target or Acquiring Fund:
                            AS OF [DECEMBER 31, 2002]

-------------------------------------------------------------------------------
                                                                        % OF
                             CLASS OF SHARES       % OF       % OF      FUND
                             TYPE OF               CLASS      FUND      POST
FUND      NAME & ADDRESS     OWNERSHIP                                  CLOSING
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

          To the knowledge of the Montgomery Funds and the Wells Fargo Funds, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Target Fund or Acquiring Fund:

                            AS OF [DECEMBER 31, 2002]

-------------------------------------------------------------------------------
                                                                  % OF FUND
                             TYPE OF               % OF           POST-
FUND      NAME & ADDRESS     OWNERSHIP             FUND           CLOSING
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

          As of January 27, 2003, the officers and Trustees of Wells Fargo Funds as a group owned less than 1% of each Target Fund and each Acquiring Fund.

ANNUAL MEETINGS AND SHAREHOLDER MEETINGS

          Montgomery Funds normally will not hold meetings of shareholders except as required under the 1940 Act and the laws applicable to Massachusetts and Delaware. Wells Fargo Funds does not presently hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act. Any shareholder proposal for a shareholder meeting must be presented to the Montgomery Funds or the Wells Fargo Funds within a reasonable time before proxy materials for the next meeting are sent to shareholders. Because the Montgomery Funds and Wells Fargo Funds do not hold regular shareholder meetings, no anticipated date of the next meeting can be provided.

                             EXHIBIT A - FEE TABLES

                                                                             MONTGOMERY
                                                                            GLOBAL TECH,
                                                                             TELECOM &         WF SPEC.       WF SPEC. TECH FUND
CLASS R/CLASS A                                                              MEDIA FUND       TECH FUND            PRO FORMA
---------------                                                             ------------      ---------       ------------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................           None          5.75%/1/                 5.75%/1/
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................           None           None/2/                  None/2/
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the
          redemption)
         Redemption Fee                                                            2.00%/3/        None                     None
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................          1.25%          1.05%                    1.05%
         Distribution (Rule 12b-1) fee...................................          0.00%          0.00%                    0.00%
         Other expenses..................................................          0.69%          1.37%/4/                 1.39%/4/
         Total Annual Fund Operating Expenses (Gross)....................          1.94%          2.42%                    2.44%
         Fee Waiver......................................................          0.04%          0.67%                    0.69%
         Net Annual Fund Operating Expenses..............................          1.90%/5/       1.75%/6/                 1.75%/6/

----------
/1/  Sales charges are reduced and/or eliminated for purchases over $50,000.

/2/ Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.

/3/ Redemption fee is deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund. $10.00 will be deducted from redemption proceeds sent by wire or overnight carrier.

/4/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/5/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.90%. The contract has a one year term extendable at the end of the fiscal year.

/6/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same whether or not you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                    MONTGOMERY
                                   GLOBAL TECH,
                                    TELECOM &     WF SPEC.    WF SPEC. TECH FUND
                                    MEDIA FUND   TECH FUND         PRO FORMA
                                   ------------  ---------    ------------------
One Year........................   $        193  $      743        $      743
Three Year......................   $        605  $    1,226        $    1,230
Five Year.......................   $      1,043  $    1,734        $    1,742
Ten Year........................   $      2,261  $    3,125        $    3,142

                                                                                MONTGOMERY      WF GOVT MM
CLASS R/SERVICE CLASS                                                          GOVT MM FUND        FUND
---------------------                                                          ------------     ----------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................              None           None
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................              None           None
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the
          redemption)
Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee..................................................             0.30%          0.35%
         Distribution (Rule 12b-1) fee...................................             0.00%          0.00%
         Other expenses..................................................             0.23%          0.20%/1/
         Total Annual Fund Operating Expenses (Gross)....................             0.53%/2/       0.55%
         Fee Waivers.....................................................               --           0.05%
         Net Annual Fund Operating Expenses..............................               --           0.50%/3/

----------
/1/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/2/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.60%. The contract has a one year term extendable at the end of the fiscal year. In the last fiscal year, MAM voluntarily waived fees to bring the net operating expense ratio for the last fiscal year to 0.49%.

/3/ Funds Management has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees. The Reorganization will not affect the fees presented of the WF Government Money Market Fund.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, whether or not you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

CLASS R/SERVICE CLASS
                                    MONTGOMERY GOVT       WF GOVT MM
                                        MM FUND              FUND
                                    ---------------       ----------
One Year................                 $   54             $   51
Three Year..............                 $  170             $  171
Five Year...............                 $  296             $  302
Ten Year................                 $  665             $  684

                                                                                                        WF LARGE
                                                                                        WF LARGE        COMPANY
                                                                       MONTGOMERY        COMPANY      GROWTH FUND
CLASS P/CLASS A                                                       GROWTH FUND      GROWTH FUND     PRO FORMA
---------------                                                       -----------      -----------    -----------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases ...................         None            5.75%/1/       5.75%/1/
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) .......................         None            None/2/        None/2/
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
          Redemption Fee ............................................        2.00%/3/         None           None
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee .............................................        1.00%           0.75%          0.75%
         Distribution (Rule 12b-1) fee ..............................        0.25%           0.00%          0.00%
         Other expenses .............................................        0.54%           0.70%/4/       0.83%/4/
         Total Annual Fund Operating Expenses (Gross) ...............        1.79%           1.45%          1.58%
         Waivers ....................................................        0.04%           0.25%          0.38%
         Net Annual Fund Operating Expenses .........................        1.75%/5/        1.20%/6/       1.20%


                                                                                                        WF LARGE
                                                                                        WF LARGE        COMPANY
                                                                       MONTGOMERY        COMPANY      GROWTH FUND
CLASS R/CLASS A                                                       GROWTH FUND      GROWTH FUND     PRO FORMA
---------------                                                       -----------      -----------    -----------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................    None             5.75%/1/       5.75%/1/
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................    None             None/2/        None/2/
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
         Redemption Fee..................................................    2.00%/3/         None           None
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................    1.00%            0.75%          0.75%
         Distribution (Rule 12b-1) fee...................................    0.00%            0.00%          0.00%
         Other expenses..................................................    0.55%            0.70%/4/       0.83%/4/
         Total Annual Fund Operating Expenses (Gross)....................    1.55%            1.45%          1.58%
         Waivers.........................................................    0.05%            0.25%          0.38%
         Net Annual Fund Operating Expenses..............................    1.50%/5/         1.20%/6/       1.20%

----------
/1/  Sales charge is reduced and/or eliminated for purchases of over $50,000.

/2/ Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.

/3/ Redemption fee is deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund. $10.00 will be deducted from redemption proceeds sent by wire or overnight carrier.

/4/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/5/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.50%. The contract has a one year term extendable at the end of the fiscal year.

/6/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same whether or not you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                                  WF LARGE
                                                                                    WF LARGE       COMPANY
                                                                       MONTGOMERY    COMPANY     GROWTH FUND
CLASS P/CLASS A                                                       GROWTH FUND  GROWTH FUND    PRO FORMA
---------------                                                       -----------  -----------   -----------
One Year.............................................                     $   178      $   690       $   690
Three Year...........................................                     $   559      $   984       $ 1,010
Five Year............................................                     $   966      $ 1,299       $ 1,352
Ten Year.............................................                     $ 2,102      $ 2,190       $ 2,315

                                                                                                  WF LARGE
                                                                                    WF LARGE       COMPANY
                                                                       MONTGOMERY    COMPANY     GROWTH FUND
CLASS R/CLASS A                                                       GROWTH FUND  GROWTH FUND    PRO FORMA
---------------                                                       -----------  -----------   -----------
One Year.............................................                     $   153      $   690       $   690
Three Year...........................................                     $   485      $   984       $ 1,010
Five Year............................................                     $   840      $ 1,299       $ 1,352
Ten Year.............................................                     $ 1,841      $ 2,190       $ 2,315

          These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

                                                                         MONTGOMERY                            WF INTERNATIONAL
                                                                        INTERNATIONAL    WF INTERNATIONAL        EQUITY FUND
CLASS P/CLASS A                                                          GROWTH FUND       EQUITY FUND            PRO FORMA
---------------                                                         -------------    ----------------      ----------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases ....................           None                5.75%/1/              5.75%/1/
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ........................           None                None/2/               None/2/
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
         Redemption Fee                                                          2.00%/3/            None                  None
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee...............................................           1.10%               1.00%                 1.00%
         Distribution (Rule 12b-1) fee................................           0.25%               0.00%                 0.00%
         Other expenses...............................................           2.38%               0.95%/4/              1.15%/4/
         Total Annual Fund Operating Expenses (Gross).................           3.73%               1.95%                 2.15%
         Waivers......................................................           1.80%               0.45%                 0.65%
         Net Annual Fund Operating Expenses...........................           1.93%/5/            1.50%/6/              1.50%/6/

CLASS R/CLASS A                                                          MONTGOMERY                            WF INTERNATIONAL
---------------                                                         INTERNATIONAL    WF INTERNATIONAL        EQUITY FUND
                                                                         GROWTH FUND       EQUITY FUND            PRO FORMA
                                                                        -------------    ----------------      ----------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases ....................           None                5.75%/1/              5.75%/1/
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ........................           None                None/2/               None/2/
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
         Redemption Fee                                                          2.00%/3/            None                 None
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee...............................................           1.10%               1.00%                 1.00%
         Distribution (Rule 12b-1) fee................................           0.00%               0.00%                 0.00%
         Other expenses...............................................           2.35%               0.95%/4/              1.15%/4/
         Total Annual Fund Operating Expenses (Gross).................           3.45%               1.95%                 2.15%
         Waivers......................................................           1.80%               0.45%                 0.65%
         Net Annual Fund Operating Expenses...........................           1.65%/5/            1.50%/6/              1.50%/6/

----------
/1/  Sales charge is reduced and/or eliminated for purchases of over $50,000.

/2/ Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.

/3/ Redemption fee is deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund. $10.00 will be deducted from redemption proceeds sent by wire or overnight carrier.

/4/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/5/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.65% for Class P and Class R shares. The contract has a one year term extendable at the end of the fiscal year.

/6/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same whether or not you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                    MONTGOMERY                          WF INTERNATIONAL
                                                                   INTERNATIONAL    WF INTERNATIONAL       EQUITY FUND
CLASS P/CLASS A                                                     GROWTH FUND       EQUITY FUND           PRO FORMA
---------------                                                    -------------    ----------------    ----------------
         One Year.............................................     $         196    $            719    $            719
         Three Year...........................................     $         975    $          1,111    $          1,150
         Five Year............................................     $       1,773    $          1,527    $          1,607
         Ten Year.............................................     $       3,860    $          2,685    $          2,867

                                                                    MONTGOMERY                          WF INTERNATIONAL
                                                                   INTERNATIONAL    WF INTERNATIONAL       EQUITY FUND
CLASS R/CLASS A                                                     GROWTH FUND       EQUITY FUND           PRO FORMA
---------------                                                    -------------    ----------------    ----------------
         One Year.............................................     $         168    $            719    $            719
         Three Year...........................................     $         892    $          1,111    $          1,150
         Five Year............................................     $       1,639    $          1,527    $          1,607
         Ten Year.............................................     $       3,610    $          2,685    $          2,867

                                                                                                                WF MONT. MID
                                                                          MONTGOMERY       WF MID CAP            CAP GROWTH
CLASS R/CLASS A                                                          MID CAP FUND     GROWTH FUND          FUND PRO FORMA
---------------                                                         -------------    -------------        -----------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases ....................           None             5.75%/1/                 5.75%/1/
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ........................           None             None/2/                  None/2/
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
         Redemption Fee...............................................           2.00%/3/         None                     None
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee...............................................           1.40%            0.75%                    0.75%
         Distribution (Rule 12b-1) fee................................           0.00%            0.00%                    0.00%
         Other expenses...............................................           1.70%            1.58%/4/                 0.96%/4/
         Total Annual Fund Operating Expenses (Gross).................           3.10%            2.33%                    1.71%
         Waivers......................................................           1.60%            0.88%                    0.26%
         Net Annual Fund Operating Expenses...........................           1.50%/5/         1.45%/6/                 1.45%/6/

----------
/1/  Sales charge is reduced and/or eliminated for purchases of over $50,000.

/2/ Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.

/3/ Redemption fee is deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund. $10.00 will be deducted from redemption proceeds sent by wire or overnight carrier.

/4/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/5/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.50%. The contract has a one year term extendable at the end of the fiscal year.

/6/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same whether or not you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                                     WF MONT. MID
                                                                    MONTGOMERY      WF MID CAP        CAP GROWTH
CLASS R/CLASS A                                                    MID CAP FUND     GROWTH FUND     FUND PRO FORMA
---------------                                                    -------------    -----------    ----------------
         One Year.............................................     $         153    $       714    $            714
         Three Year...........................................     $         807    $     1,181    $          1,059
         Five Year............................................     $       1,486    $     1,673    $          1,427
         Ten Year.............................................     $       3,299    $     3,024    $          2,458

                                                                                   MONTGOMERY             WF MONT.
                                                                                    EMERGING              EMERGING
                                                                                    MARKETS               MARKETS
      CLASS A                                                                      FOCUS FUND            FOCUS FUND
      -------                                                                   ----------------      ----------------
      Shareholder Fees (fees paid directly from your investment):
               Maximum Sales Charge (Load) on Purchases .......................             5.75%/1/              5.75%/1/
               (as a percentage of offering price)
               Maximum Deferred Sales Charge (Load) ...........................             None/2/               None/2/
               (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
               Redemption Fee                                                               None                  2.00%/3/
      Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
               Management fee..................................................             1.10%                 1.10%
               Distribution (Rule 12b-1) fee...................................             0.25%                 0.00%
               Other expenses..................................................             3.92%                 1.48%/4/
               Total Annual Fund Operating Expenses (Gross)....................             5.27%                 2.58%
               Waivers.........................................................             3.07%                 0.68%
               Net Annual Fund Operating Expenses..............................             2.20%/5/              1.90%/6/

                                                                                   MONTGOMERY             WF MONT.
                                                                                    EMERGING              EMERGING
                                                                                    MARKETS               MARKETS
      CLASS B                                                                      FOCUS FUND            FOCUS FUND
      -------                                                                   ----------------      ----------------
      Shareholder Fees (fees paid directly from your investment):
               Maximum Sales Charge (Load) on Purchases .......................             None                  None
               (as a percentage of offering price)
               Maximum Deferred Sales Charge (Load) ...........................             5.00%/7/              5.00%/7/
               (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
               Redemption Fee                                                               None                  2.00%/3/
      Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
               Management fee..................................................             1.10%                 1.10%
               Distribution (Rule 12b-1) fee...................................             0.75%                 0.75%
               Other expenses..................................................             3.53%                 5.01%/4/
               Total Annual Fund Operating Expenses (Gross)....................             5.38%                 6.86%
               Waivers.........................................................             3.07%                 4.21%
               Net Annual Fund Operating Expenses..............................             2.31%/5/              2.65%/6/

----------
/1/  Sales charge is reduced and/or eliminated for purchases over $50,000.

/2/ Both Funds may charge a 1.00% contingent deferred sales charge to certain purchases of $1,000,000 or more made at NAV, if they are redeemed within one year of purchase.

/3/ Redemption fee is deducted from net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund.

/4/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/5/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.80% for Class A shares and 2.05% for Class B shares. The contract has a one year term extendable at the end of the fiscal year.

/6/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

/7/ Deferred sales charges are reduced after one year, and eliminated after six years.

                                                                             MONTGOMERY              WF MONT.
                                                                              EMERGING               EMERGING
                                                                              MARKETS                MARKETS
CLASS C                                                                      FOCUS FUND             FOCUS FUND
-------                                                                   -----------------      ----------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................              None                 1.00%
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................              1.00%/1/             1.00%/1/
         (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
         Redemption Fee                                                                None                 2.00%/2/
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................             1.10%                 1.10%
         Distribution (Rule 12b-1) fee...................................             0.75%                 0.75%
         Other expenses..................................................             4.66%                 3.65%/3/
         Total Annual Fund Operating Expenses (Gross)....................             6.51%                 5.50%
         Waivers.........................................................             3.07%                 2.85%
         Net Annual Fund Operating Expenses..............................             3.44%/4/              2.65%/5/

                                                                             MONTGOMERY             WF MONT.
                                                                              EMERGING              EMERGING
                                                                              MARKETS               MARKETS
CLASS R/INSTITUTIONAL CLASS                                                  FOCUS FUND            FOCUS FUND
---------------------------                                               ----------------      ----------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................             None                  None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................             None                  None
         (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
         Redemption Fee                                                               2.00%/2/              2.00%/2/
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................             1.10%                 1.10%
         Distribution (Rule 12b-1) fee...................................             0.00%                 0.00%
         Other expenses..................................................             3.56%                 1.08%/3/
         Total Annual Fund Operating Expenses (Gross)....................             4.66%                 2.18%
         Waivers.........................................................             3.06%                 0.58%
         Net Annual Fund Operating Expenses..............................             1.60%/4/              1.60%/5/

----------
/1/  Deferred sales charge is eliminated after one year.

/2/ Redemption fee is deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund.

/3/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/4/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 2.05% for Class C shares and 1.60% for Class R shares. The contract has a one year term extendable at the end of the fiscal year. The contract has a one year term extendable at the end of the fiscal year.

/5/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                   MONTGOMERY EMERGING     WF MONT. EMERGING
CLASS A                            MARKETS FOCUS FUND     MARKETS FOCUS FUND
-------                            -------------------    ------------------
         One Year...............         $  785                    $  757
         Three Year.............         $1,804                    $1,270
         Five Year..............         $2,817                    $1,890
         Ten Year...............         $5,325                    $3,274

                                   MONTGOMERY EMERGING     WF MONT. EMERGING
CLASS B                            MARKETS FOCUS FUND     MARKETS FOCUS FUND
-------                            -------------------    ------------------
         One Year...............         $  734                    $  768
         Three Year.............         $1,635                    $1,946
         Five Year..............         $2,527                    $3,174
         Ten Year...............         $5,101                    $4,986

                                   MONTGOMERY EMERGING     WF MONT. EMERGING
CLASS C                            MARKETS FOCUS FUND     MARKETS FOCUS FUND
-------                            -------------------    ------------------
         One Year...............         $  347                    $  465
         Three Year.............         $1,649                    $1,474
         Five Year..............         $2,912                    $2,572
         Ten Year...............         $5,908                    $5,270

                                   MONTGOMERY EMERGING     WF MONT. EMERGING
CLASS R/INSTITUTIONAL CLASS        MARKETS FOCUS FUND     MARKETS FOCUS FUND
---------------------------        -------------------    ------------------
         One Year...............         $  162                    $  163
         Three Year.............         $1,129                    $  626
         Five Year..............         $2,102                    $1,116
         Ten Year...............         $4,566                    $2,468

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                   MONTGOMERY EMERGING     WF MONT. EMERGING
CLASS A                            MARKETS FOCUS FUND     MARKETS FOCUS FUND
-------                            -------------------    ------------------
         One Year...............         $  785                    $  757
         Three Year.............         $1,804                    $1,270
         Five Year..............         $2,817                    $1,809
         Ten Year...............         $5,325                    $3,274

                                   MONTGOMERY EMERGING     WF MONT. EMERGING
CLASS B                            MARKETS FOCUS FUND     MARKETS FOCUS FUND
-------                            -------------------    ------------------
         One Year...............         $  234                    $  268
         Three Year.............         $1,335                    $1,646
         Five Year..............         $2,427                    $2,974
         Ten Year...............         $5,101                    $4,986

                                   MONTGOMERY EMERGING     WF MONT. EMERGING
CLASS C                            MARKETS FOCUS FUND     MARKETS FOCUS FUND
-------                            -------------------    ------------------
         One Year...............         $  347                    $  365
         Three Year.............         $1,649                    $1,474
         Five Year..............         $2,912                    $2,572
         Ten Year...............         $5,908                    $5,270

                                   MONTGOMERY EMERGING     WF MONT. EMERGING
CLASS R/INSTITUTIONAL CLASS        MARKETS FOCUS FUND     MARKETS FOCUS FUND
---------------------------        -------------------    ------------------
         One Year...............         $  162                    $  163
         Three Year.............         $1,129                    $  626
         Five Year..............         $2,102                    $1,116
         Ten Year...............         $4,566                    $2,468

                                                                            MONTGOMERY EMERGING      WF MONT. EMERGING
                                                                                  MARKETS                 MARKETS
CLASS A                                                                            FUND                 FOCUS FUND
-------                                                                     -------------------      -----------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................                  5.75%/1/               5.75%/1/
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................                  None/2/                None/2/
         (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Redemption Fee                                                                             None                   2.00%/3/
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................                  1.25%                  1.10%
         Distribution (Rule 12b-1) fee...................................                  0.25%                  0.00%
         Other expenses..................................................                  1.45%                  1.48%/4/
         Total Annual Fund Operating Expenses (Gross)....................                  2.95%                  2.58%
         Waivers.........................................................                  0.87%                  0.68%
         Net Annual Fund Operating Expenses..............................                  2.08%/5/               1.90%/6/

                                                                                                     WF MONT. EMERGING
                                                                            MONTGOMERY EMERGING           MARKETS
CLASS B                                                                         MARKETS FUND             FOCUS FUND
-------                                                                     -------------------      -----------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................                  None                   None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................                  5.00%/7/               5.00%/7/
         (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
         Redemption Fee                                                                    None                   2.00%/3/
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................                  1.25%                  1.10%
         Distribution (Rule 12b-1) fee...................................                  0.75%                  0.75%
         Other expenses..................................................                  1.50%/8/               5.01%/4/
         Total Annual Fund Operating Expenses (Gross)....................                  3.50%                  6.86%
         Waivers.........................................................                  0.70%                  4.21%
         Net Annual Fund Operating Expenses..............................                  2.80%/5/               2.65%/6/

----------
/1/  Sales charge is reduced and/or eliminated for purchases over $50,000.

/2/ Both Funds may charge a 1.00% contingent deferred sales charge on certain purchases of $1,000,000 or more made at NAV, if they are redeemed within one year of purchase.

/3/ Redemption fee is deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund.

/4/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/5/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.80% for Class A shares and 2.05% for Class B shares. The contract has a one year term extendable at the end of the fiscal year.

/6/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

/7/ Deferred sales charges are reduced after one year, and eliminated after six years.

/8/ Due to relatively low amount of assets invested in Class B shares, estimated amounts of other expenses for the current fiscal year are more representative of expected operating expenses for Class B shares than expenses allocated to that share class in the past fiscal year.

                                                                                     MONTGOMERY            WF MONT. EMERGING
                                                                                      EMERGING                  MARKETS
      CLASS C                                                                       MARKETS FUND               FOCUS FUND
      -------                                                                     ----------------         -----------------
      Shareholder Fees (fees paid directly from your investment):
               Maximum Sales Charge (Load) on Purchases .......................               None                      1.00%
               (as a percentage of offering price)
               Maximum Deferred Sales Charge (Load) ...........................               1.00%/1/                  1.00%/1/
               (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
      Redemption Fee                                                                          None                      2.00%/2/
      Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
               Management fee..................................................               1.25%                     1.10%
               Distribution (Rule 12b-1) fee...................................               0.75%                     0.75%
               Other expenses..................................................               1.40%                     3.65%/3/
               Total Annual Fund Operating Expenses (Gross)....................               3.40%                     5.50%
               Waivers.........................................................               0.87%                     2.85%
               Net Annual Fund Operating Expenses..............................               2.53%/4/                  2.65%/5/

                                                                                       MONTGOMERY          WF MONT. EMERGING
                                                                                        EMERGING                MARKETS
      CLASS R/CLASS A                                                                 MARKETS FUND             FOCUS FUND
      ---------------                                                                 ------------         -----------------
      Shareholder Fees (fees paid directly from your investment):
               Maximum Sales Charge (Load) on Purchases .......................               None                      5.75%/5/
               (as a percentage of offering price)
               Maximum Deferred Sales Charge (Load) ...........................               None                      None
               (as a percentage of the lower of the NAV on the date of
                original purchase or the NAV on the date of the redemption)
               Redemption Fee                                                                 2.00%/2/                  2.00%/2/
      Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
               Management fee..................................................               1.25%                     1.10%
               Distribution (Rule 12b-1) fee...................................               0.00%                     0.00%
               Other expenses..................................................               1.57%                     1.48%/3/
               Total Annual Fund Operating Expenses (Gross)....................               2.82%                     2.58%
               Waivers.........................................................               0.87%                     0.68%
               Net Annual Fund Operating Expenses..............................               1.95%/4/                  1.90%/5/

----------
/1/  Deferred sales charge is eliminated after one year.

/2/ Redemption fee is deducted from net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund.

/3/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/4/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 2.05% for Class C shares and 1.90% for Class R shares. The contract has a one year term extendable at the end of the fiscal year.

/5/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

/6/  Sales charge is reduced and/or eliminated for purchases over $50,000.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                    MONTGOMERY EMERGING       WF MONT. EMERGING
     CLASS A                           MARKETS FUND          MARKETS FOCUS FUND
     -------                        -------------------      ------------------
         One Year...............          $  774                    $  757
         Three Year.............          $1,358                    $1,270
         Five Year..............          $1,966                    $1,890
         Ten Year...............          $3,600                    $3,274

                                    MONTGOMERY EMERGING       WF MONT. EMERGING
     CLASS B                           MARKETS FUND          MARKETS FOCUS FUND
     -------                        -------------------      ------------------
         One Year...............          $  783                    $  768
         Three Year.............          $1,309                    $1,946
         Five Year..............          $1,857                    $3,174
         Ten Year...............          $3,605                    $4,986

                                    MONTGOMERY EMERGING       WF MONT. EMERGING
     CLASS C                           MARKETS FUND          MARKETS FOCUS FUND
     -------                        -------------------      ------------------
         One Year...............          $  256                    $  465
         Three Year.............          $  964                    $1,474
         Five Year..............          $1,695                    $2,572
         Ten Year...............          $3,627                    $5,270

                                    MONTGOMERY EMERGING       WF MONT. EMERGING
     CLASS R/CLASS A                   MARKETS FUND          MARKETS FOCUS FUND
     ---------------                -------------------      ------------------
         One Year...............          $  198                    $  757
         Three Year.............          $  792                    $1,270
         Five Year..............          $1,412                    $1,890
         Ten Year...............          $3,085                    $3,274

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                    MONTGOMERY EMERGING       WF MONT. EMERGING
     CLASS A                           MARKETS FUND          MARKETS FOCUS FUND
     -------                        -------------------      ------------------
         One Year...............          $  774                    $  757
         Three Year.............          $1,358                    $1,270
         Five Year..............          $1,966                    $1,809
         Ten Year...............          $3,600                    $3,274

                                    MONTGOMERY EMERGING       WF MONT. EMERGING
     CLASS B                           MARKETS FUND          MARKETS FOCUS FUND
     -------                        -------------------      ------------------
         One Year...............          $  283                    $  268
         Three Year.............          $1,009                    $1,646
         Five Year..............          $1,757                    $2,974
         Ten Year...............          $3,605                    $4,986

                                    MONTGOMERY EMERGING       WF MONT. EMERGING
     CLASS C                           MARKETS FUND          MARKETS FOCUS FUND
     -------                        -------------------      ------------------
         One Year...............          $  256                    $  365
         Three Year.............          $  964                    $1,474
         Five Year..............          $1,695                    $2,572
         Ten Year...............          $3,627                    $5,270

                                    MONTGOMERY EMERGING       WF MONT. EMERGING
     CLASS R/CLASS A                   MARKETS FUND          MARKETS FOCUS FUND
     ---------------                -------------------      ------------------
         One Year...............          $  198                    $  757
         Three Year.............          $  792                    $1,270
         Five Year..............          $1,412                    $1,890
         Ten Year...............          $3,085                    $3,274

                                                                                                      WF MONTGOMERY
                                                                          MONTGOMERY EMERGING     INSTITUTIONAL EMERGING
                                                                               MARKETS                MARKETS FUND
                                                                              PORTFOLIO              (SELECT CLASS)
                                                                          -------------------     ----------------------
Shareholder Fees (fees paid directly from your investment):
         Investment Expense Reimbursement Fee                                            0.75%/1/                   None
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................                1.19%                      1.10%
         Distribution (Rule 12b-1) fee...................................                0.00%                      0.00%
         Other expenses..................................................                3.61%                      0.57%/2/
         Total Annual Fund Operating Expenses (Gross)....................                4.80%                      1.67%
         Waivers.........................................................                3.50%                      0.42%
         Net Annual Fund Operating Expenses..............................                1.30%/3/                   1.25%/4/

--------------
/1/ The investment expense reimbursement fee is paid to the Portfolio to offset certain costs, such as brokers' commissions, incurred by the Portfolio in investing in cash received from shareholders. This fee is paid directly to the Portfolio.

/2/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/3/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.25%. The contract has a one year term extendable at the end of the fiscal year.

/4/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same whether or not you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                                                WF MONTGOMERY
                                                                            INSTITUTIONAL EMERGING
                                                      MONTGOMERY EMERGING       MARKETS FUND
                                                       MARKETS PORTFOLIO        (SELECT CLASS)
                                                      -------------------   ----------------------
         One Year...........................                $  132                    $  127
         Three Year.........................                $1,130                    $  486
         Five Year..........................                $2,131                    $  868
         Ten Year...........................                $4,653                    $1,941

                                                                           MONTGOMERY SHORT        WF MONTGOMERY SHORT
                                                                          DURATION GOVT BOND            DURATION
CLASS A                                                                          FUND                GOVT BOND FUND
-------                                                                   ------------------       -------------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................               3.00%/1/                  3.00%/1/
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................               None/2/                   None/2/
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................               0.50%                     0.50%
         Distribution (Rule 12b-1) fee...................................               0.25%                     0.00%
         Other expenses..................................................               1.03%                     0.85%/3/
         Total Annual Fund Operating Expenses (Gross)....................               1.78%                     1.35%
         Waivers.........................................................               0.66%                     0.45%
         Net Annual Fund Operating Expenses..............................               1.12%/4/                  0.90%/5/

                                                                           MONTGOMERY SHORT        WF MONTGOMERY SHORT
                                                                               DURATION                  DURATION
CLASS B                                                                     GOVT BOND FUND            GOVT BOND FUND
-------                                                                   ------------------       -------------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................               None                       None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................               5.00%/6/                  5.00%/6/
         (as a percentage of the lower of the NAV on the date of
         original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................               0.50%                     0.50%
         Distribution (Rule 12b-1) fee...................................               0.75%                     0.75%
         Other expenses..................................................               0.75%/7/                  6.86%/3/
         Total Annual Fund Operating Expenses (Gross)....................               2.00%                     8.11%
         Waivers.........................................................               0.35%                     6.46%
         Net Annual Fund Operating Expenses..............................               1.65%/4/                  1.65%/5/

----------
/1/ Both Funds reduce and/or eliminate sales charges for purchases of $50,000 or more.

/2/ The Montgomery Short Duration Government Bond Fund may charge a 0.75% contingent deferred sales charge to certain purchases of $250,000 or more made at NAV, if they are redeemed within 18 months of purchase. The WF Montgomery Short Duration Government Bond Fund may charge a 0.50% CDSC to certain purchases of $1,000,000 or more made at NAV if they are redeemed within one year of purchase.

/3/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/4/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.65% for Class A shares and 0.90% for Class B shares. The contract has a one-year term extendable at the end of each fiscal year.

/5/ Funds Management has committed through September 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

/6/ Deferred sales charges are reduced after one year and eliminated after six years.

/7/ Due to relatively low amounts of assets invested in Class B shares, estimated amounts of other expenses for the current fiscal year are more representative of expected operating expenses for that share class than expenses allocated to that share class in the past fiscal year.

                                                                            MONTGOMERY           WF MONTGOMERY SHORT
                                                                          SHORT DURATION               DURATION
CLASS C                                                                   GOVT BOND FUND            GOVT BOND FUND
-------                                                                   --------------         -------------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................           None                        None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................           1.00%/1/                    1.00%/1/
         (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................           0.50%                       0.50%
         Distribution (Rule 12b-1) fee...................................           0.75%                       0.75%
         Other expenses..................................................           0.75%/2/                    1.97%/3/
         Total Annual Fund Operating Expenses (Gross)....................           2.00%                       3.22%
         Waivers.........................................................           0.35%                       1.57%
         Net Annual Fund Operating Expenses..............................           1.65%/4/                    1.65%/5/

                                                                            MONTGOMERY           WF MONTGOMERY SHORT
                                                                          SHORT DURATION               DURATION
CLASS R/INSTITUTIONAL CLASS                                               GOVT BOND FUND            GOVT BOND FUND
---------------------------                                               --------------         -------------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .......................           None                        None
         (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) ...........................           None                        None
         (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee..................................................           0.50%                       0.50%
         Distribution (Rule 12b-1) fee...................................           0.00%                       0.00%
         Other expenses..................................................           1.03%                       0.38%
         Total Annual Fund Operating Expenses (Gross)....................           1.53%                       0.88%
         Waivers.........................................................           0.66%                       0.28%
         Net Annual Fund Operating Expenses..............................           0.87%/6/                    0.60%/5/

----------
/1/  Deferred sales charge is eliminated after one year.

/2/ Due to relatively low amounts of assets invested in Class C shares, estimated amounts of other expenses for the current fiscal year are more representative of expected operating expenses for that share class than expenses allocated to that share class in the past fiscal year.

/3/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/4/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.90% for Class C shares. The contract has a one year term extendable at the end of the fiscal year.

/5/ Funds Management has committed through September 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

/6/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.60% for Class R shares. The contract has a one year term extendable at the end of the fiscal year. Montgomery Asset Management enters into certain transactions that are expected to increase the net income yield of the Fund (such as reverse repurchase transactions). These transactions also generate interest charges, however, which are reflected in the expense ratio above. The interest charges generated for the period presented were 0.27%. The operating expense ratio excluding these interest charges is 0.60%.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                  MONTGOMERY SHORT   WF MONTGOMERY SHORT
                                      DURATION            DURATION
CLASS A                            GOVT BOND FUND      GOVT BOND FUND
-------                           ----------------   --------------------
     One Year .............        $           411     $           389
     Three Year ...........        $           781     $           672
     Five Year ............        $         1,176     $           975
     Ten Year .............        $         2,279     $         1,837

                                  MONTGOMERY SHORT   WF MONTGOMERY SHORT
                                      DURATION            DURATION
CLASS B                            GOVT BOND FUND      GOVT BOND FUND
-------                           ----------------   --------------------
     One Year .............        $           668     $           668
     Three Year ...........        $           894     $         2,092
     Five Year ............        $         1,145     $         3,518
     Ten Year .............        $         2,243     $         5,115

                                  MONTGOMERY SHORT   WF MONTGOMERY SHORT
                                      DURATION            DURATION
CLASS C                            GOVT BOND FUND      GOVT BOND FUND
-------                           ----------------   --------------------
     One Year .............        $           168     $           268
     Three Year ...........        $           594     $           845
     Five Year ............        $         1,045     $         1,547
     Ten Year .............        $         2,299     $         3,414

                                  MONTGOMERY SHORT   WF MONTGOMERY SHORT
                                      DURATION            DURATION
CLASS R/INSTITUTIONAL CLASS        GOVT BOND FUND      GOVT BOND FUND
---------------------------       ----------------   --------------------
     One Year .............        $            89     $            61
     Three Year ...........        $           419     $           253
     Five Year ............        $           772     $           460
     Ten Year .............        $         1,767     $         1,059

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                  MONTGOMERY SHORT   WF MONTGOMERY SHORT
                                      DURATION            DURATION
CLASS A                            GOVT BOND FUND      GOVT BOND FUND
-------                           ----------------   --------------------
     One Year .............        $           411     $           389
     Three Year ...........        $           781     $           672
     Five Year ............        $         1,176     $           875
     Ten Year .............        $         2,279     $         1,837

                                  MONTGOMERY SHORT   WF MONTGOMERY SHORT
                                      DURATION            DURATION
CLASS B                            GOVT BOND FUND      GOVT BOND FUND
-------                           ----------------   --------------------
     One Year .............        $           168     $           168
     Three Year ...........        $           594     $         1,792
     Five Year ............        $         1,045     $         3,318
     Ten Year .............        $         2,243     $         5,115

                                  MONTGOMERY SHORT   WF MONTGOMERY SHORT
                                      DURATION            DURATION
CLASS C                            GOVT BOND FUND      GOVT BOND FUND
-------                           ----------------   --------------------
     One Year .............        $           168     $           168
     Three Year ...........        $           594     $           845
     Five Year ............        $         1,045     $         1,547
     Ten Year .............        $         2,299     $         3,414

                                  MONTGOMERY SHORT   WF MONTGOMERY SHORT
                                      DURATION            DURATION
CLASS R/INSTITUTIONAL CLASS        GOVT BOND FUND      GOVT BOND FUND
---------------------------       ----------------   --------------------
     One Year .............        $            89     $            61
     Three Year ...........        $           419     $           253
     Five Year ............        $           772     $           460
     Ten Year .............        $         1,767     $         1,059

 CLASS R/CLASS A
 ---------------

                                                                               MONTGOMERY        WF MONTGOMERY
                                                                             SMALL CAP FUND      SMALL CAP FUND
                                                                             --------------      --------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .........................         None              5.75%/1/
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) .............................         None              None/2/
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
          Redemption Fee ..................................................         2.00%/3/          None
Annual Fund Operating Expenses  (expenses that are deducted
 from fund assets, as a percentage of average net assets)
         Management fee ...................................................         1.00%             0.90%
         Distribution (Rule 12b-1) fee ....................................         0.00%             0.00%
         Other expenses ...................................................         0.51%             0.85%/4/
         Total Annual Fund Operating Expenses (Gross) .....................         1.51%             1.75%
         Waivers ..........................................................         0.11%             0.35%
         Net Annual Fund Operating Expenses ...............................         1.40%/5/          1.40%/6/

 CLASS P/CLASS A
 ---------------

                                                                               MONTGOMERY        WF MONTGOMERY
                                                                             SMALL CAP FUND      SMALL CAP FUND
                                                                             --------------      --------------
Shareholder Fees (fees paid directly from your investment):
         Maximum Sales Charge (Load) on Purchases .........................         None              5.75%/1/
          (as a percentage of offering price)
         Maximum Deferred Sales Charge (Load) .............................         None              None/2/
          (as a percentage of the lower of the NAV on the date of
          original purchase or the NAV on the date of the redemption)
         Redemption Fee ...................................................         2.00%/3/          None
Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
         Management fee ...................................................         1.00%             0.90%
         Distribution (Rule 12b-1) fee ....................................         0.25%             0.00%
         Other expenses ...................................................         0.48%             0.85%/4/
         Total Annual Fund Operating Expenses (Gross) .....................         1.73%             1.75%
         Waivers ..........................................................         0.10%             0.35%
         Net Annual Fund Operating Expenses ...............................         1.63%/5/          1.40%/6/

----------
/1/  Sales charges are reduced and/or eliminated for purchases over $50,000.

/2/ Class A shares that are purchased at net asset value in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase.

/3/ Redemption fee is deducted from the net proceeds of shares redeemed (or exchanged) within three months after purchase. This fee is retained by the Fund. $10.00 will be deducted from redemption proceeds sent by wire or overnight carrier.

/4/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/5/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 1.40%. The contract has a one year term extendable at the end of the fiscal year.

/6/ Funds Management has committed through January 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same whether or not you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                              MONTGOMERY       WF MONTGOMERY
CLASS R/CLASS A             SMALL CAP FUND    SMALL CAP FUND
---------------             --------------    --------------
     One Year ...........   $           143   $           709
     Three Year .........   $           466   $         1,062
     Five Year ..........   $           813   $         1,439
     Ten Year ...........   $         1,792   $         2,492

                              MONTGOMERY       WF MONTGOMERY
CLASS P/CLASS A             SMALL CAP FUND    SMALL CAP FUND
---------------             --------------    --------------
     One Year ...........   $           166   $           709
     Three Year .........   $           535   $         1,062
     Five Year ..........   $           929   $         1,439
     Ten Year ...........   $         2,033   $         2,492

                                                                             MONTGOMERY        WF MONTGOMERY
                                                                            TOTAL RETURN       TOTAL RETURN
CLASS A                                                                      BOND FUND           BOND FUND
-------                                                                     ------------       -------------
Shareholder Fees (fees paid directly from your investment):
      Maximum Sales Charge (Load) on Purchases ..........................           4.50%/1/            4.50%/1/
       (as a percentage of offering price)
      Maximum Deferred Sales Charge (Load) ..............................           None/2/             None/2/
       (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
      Management fee.....................................................           0.30%               0.50%
      Distribution (Rule 12b-1) fee......................................           0.25%               0.00%
      Other expenses.....................................................           1.40%               0.91%/3/
      Total Annual Fund Operating Expenses (Gross).......................           1.95%               1.41%
      Waivers............................................................           0.99%               0.41%
      Net Annual Fund Operating Expenses.................................           0.96%/4/            1.00%/5/

                                                                             MONTGOMERY        WF MONTGOMERY
                                                                            TOTAL RETURN       TOTAL RETURN
CLASS B                                                                      BOND FUND           BOND FUND
-------                                                                     ------------       -------------
Shareholder Fees (fees paid directly from your investment):
      Maximum Sales Charge (Load) on Purchases ..........................           None                None
       (as a percentage of offering price)
      Maximum Deferred Sales Charge (Load) ..............................           5.00%/6/            5.00%/6/
       (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 From fund assets, as a percentage of average net assets)
      Management fee.....................................................           0.30%               0.50%
      Distribution (Rule 12b-1) fee......................................           0.75%               0.75%
      Other expenses.....................................................           1.41%/7/            0.89%/3/
      Total Annual Fund Operating Expenses (Gross).......................           2.46%               2.14%
      Waivers............................................................           0.75%               0.39%
      Net Annual Fund Operating Expenses.................................           1.71%/4/            1.75%/5/

----------
/1/ Both the Montgomery Total Return Bond Fund and the WF Total Return Bond Fund reduce and/or eliminate sales charges for purchases of $50,000 or more.

/2/ Both the Montgomery Total Return Bond Fund and the WF Total Return Bond Fund may charge a 1.00% contingent deferred sales charge to certain purchases of $1 million or more made at NAV if they are redeemed within one year of purchase.

/3/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/4/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.65% for Class A shares and 0.90% for Class B shares. The contract has a one year term extendable at the end of the fiscal year.

/5/ Funds Management has committed through September 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

/6/ Deferred sales charges are reduced after one year and eliminated after six years.

/7/ Due to the relatively low amount of assets invested in Class B shares, estimated amounts of others expenses for the current fiscal year are more representative of expected operating expenses for that share class than expenses allocated to that share class in the past fiscal year.

                                                                             MONTGOMERY        WF MONTGOMERY
                                                                            TOTAL RETURN       TOTAL RETURN
CLASS C                                                                      BOND FUND           BOND FUND
-------                                                                     ------------       -------------
Shareholder Fees (fees paid directly from your investment):
      Maximum Sales Charge (Load) on Purchases ..........................           None                1.00%
       (as a percentage of offering price)
      Maximum Deferred Sales Charge (Load) ..............................           1.00%/1/            1.00%/1/
       (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
      Management fee.....................................................           0.30%               0.50%
      Distribution (Rule 12b-1) fee......................................           0.75%               0.75%
      Other expenses.....................................................           1.41%/2/            1.47%/3/
      Total Annual Fund Operating Expenses (Gross).......................           2.46%               2.72%
      Waivers............................................................           0.75%               0.97%
      Net Annual Fund Operating Expenses.................................           1.71%/4/            1.75%/5/

                                                                             MONTGOMERY        WF MONTGOMERY
                                                                            TOTAL RETURN       TOTAL RETURN
CLASS R/INSTITUTIONAL CLASS                                                  BOND FUND           BOND FUND
---------------------------                                                 ------------       -------------
Shareholder Fees (fees paid directly from your investment):
      Maximum Sales Charge (Load) on Purchases ..........................           None                None
       (as a percentage of offering price)
      Maximum Deferred Sales Charge (Load) ..............................           None                None
       (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
      Management fee.....................................................           0.30%               0.50%
      Distribution (Rule 12b-1) fee......................................           0.00%               0.00%
      Other expenses.....................................................           1.12%               0.66%/3/
      Total Annual Fund Operating Expenses (Gross).......................           1.42%               1.16%
      Waivers............................................................           0.71%               0.46%
      Net Annual Fund Operating Expenses.................................           0.71%/4/            0.70%/5/

----------
/1/  Deferred sales charge is eliminated after one year.

/2/ Due to the relatively low amount of assets invested in Class C shares, estimated amounts of others expenses for the current fiscal year are more representative of expected operating expenses for that share class than expenses allocated to that share class in the past fiscal year.

/3/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/4/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.90% for Class C shares and 0.70% for Class R shares. The contract has a one year term extendable at the end of the fiscal year.

/5/ Funds Management has committed through September 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

                                                                             MONTGOMERY        WF MONTGOMERY
                                                                            TOTAL RETURN       TOTAL RETURN
CLASS I/SELECT CLASS                                                         BOND FUND           BOND FUND
--------------------                                                        ------------       -------------
Shareholder Fees (fees paid directly from your investment):
      Maximum Sales Charge (Load) on Purchases ..........................           None                None
       (as a percentage of offering price)
      Maximum Deferred Sales Charge (Load) ..............................           None                None
       (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)
Annual Fund Operating Expenses (expenses that are deducted
 from fund assets, as a percentage of average net assets)
      Management fee.....................................................           0.30%               0.50%
      Distribution (Rule 12b-1) fee......................................           0.00%               0.00%
      Other expenses.....................................................           1.41%               0.33%/1/
      Total Annual Fund Operating Expenses (Gross).......................           1.71%               0.83%
      Waivers............................................................           1.24%               0.41%
      Net Annual Fund Operating Expenses.................................           0.47%/2/            0.42%/3/

----------
/1/ Other expenses have been adjusted as necessary to reflect current fees and expenses.

/2/ Montgomery Asset Management has contractually agreed to waive fees and/or absorb expenses to limit the Fund's total operating expense ratio shown (excluding interest, tax expenses, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.42%. The contract has a one year term extendable at the end of the fiscal year.

/3/ Funds Management has committed through September 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS A                                                        BOND FUND         RETURN BOND FUND
-------                                                       ------------       ----------------
      One Year.............................................     $    544             $    671
      Three Year...........................................     $    943             $    958
      Five Year............................................     $  1,367             $  1,265
      Ten Year.............................................     $  2,546             $  2,135

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS B                                                        BOND FUND         RETURN BOND FUND
-------                                                       ------------       ----------------
      One Year.............................................     $    585             $    678
      Three Year...........................................     $    801             $    932
      Five Year............................................     $  1,044             $  1,313
      Ten Year.............................................     $  2,177             $  2,168

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS C                                                        BOND FUND         RETURN BOND FUND
-------                                                       ------------       ----------------
      One Year.............................................     $     97             $    376
      Three Year...........................................     $    511             $    845
      Five Year............................................     $    951             $  1,440
      Ten Year.............................................     $  2,174             $  3,050

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS R/INSTITUTIONAL CLASS                                    BOND FUND         RETURN BOND FUND
---------------------------                                   ------------       ----------------
      One Year.............................................     $     73             $     72
      Three Year...........................................     $    379             $    323
      Five Year............................................     $    709             $    594
      Ten Year.............................................     $  1,641             $  1,368

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS I/SELECT CLASS                                           BOND FUND         RETURN BOND FUND
--------------------                                          ------------       ----------------
      One Year.............................................     $     48             $     43
      Three Year...........................................     $    417             $    224
      Five Year............................................     $    811             $    420
      Ten Year.............................................     $  1,916             $    987

EXAMPLE OF EXPENSES:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you do not redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS A                                                        BOND FUND         RETURN BOND FUND
-------                                                       ------------       ----------------
      One Year.............................................     $    544             $    671
      Three Year...........................................     $    943             $    958
      Five Year............................................     $  1,367             $  1,265
      Ten Year.............................................     $  2,546             $  2,135

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS B                                                        BOND FUND         RETURN BOND FUND
-------                                                       ------------       ----------------
      One Year.............................................     $     85             $    178
      Three Year...........................................     $    501             $    632
      Five Year............................................     $    944             $  1,113
      Ten Year.............................................     $  2,177             $  2,168

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS C                                                        BOND FUND         RETURN BOND FUND
-------                                                       ------------       ----------------
      One Year.............................................     $     97             $    276
      Three Year...........................................     $    511             $    845
      Five Year............................................     $    951             $  1,440
      Ten Year.............................................     $  2,174             $  3,050

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS R/INSTITUTIONAL CLASS                                    BOND FUND         RETURN BOND FUND
---------------------------                                   ------------       ----------------
      One Year.............................................     $     73             $     72
      Three Year...........................................     $    379             $    323
      Five Year............................................     $    709             $    594
      Ten Year.............................................     $  1,641             $  1,368

                                                               MONTGOMERY
                                                              TOTAL RETURN        WF MONT. TOTAL
CLASS I/SELECT CLASS                                           BOND FUND         RETURN BOND FUND
--------------------                                          ------------       ----------------
      One Year.............................................     $     48             $     43
      Three Year...........................................     $    417             $    224
      Five Year............................................     $    811             $    420
      Ten Year.............................................     $  1,916             $    987

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO SPECIALIZED TECHNOLOGY FUND

Comparison of:                                        which will reorganize into
MONTGOMERY GLOBAL TECH, TELECOM AND MEDIA             WELLS FARGO SPECIALIZED
FUND                                                  TECHNOLOGY FUND
--------------------------------------------------------------------------------

Objectives:
--------------------------------------------------------------------------------
MONTGOMERY GLOBAL TECH, TELECOM      .  seeks long-term capital appreciation.
AND MEDIA FUND
--------------------------------------------------------------------------------
WF SPECIALIZED TECHNOLOGY FUND       .  seeks long-term capital appreciation by
                                        investing in domestic and foreign equity
                                        securities of technology companies.
--------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------
MONTGOMERY          The Montgomery Global Tech, Telecom and Media Fund invests
GLOBAL TECH,        in companies involved in the technology, telecommunications
TELECOM AND         and media industries in the United States and abroad. The
MEDIA FUND:         Fund seeks well-managed technology, telecommunications and media companies that it believes will be able to increase
                    their sales and corporate earnings on a sustained basis. The
                    Fund favors companies that it considers to be under- or
                    reasonably valued relative to their long-term prospects and favors companies that it believes has a competitive
                    advantage, offer innovative products or services and may
                    profit from such trends as digitalization of communication technologies and services. The Fund's assets may be
                    allocated among countries in an attempt to take advantage of market trends. Under normal conditions, the Fund invests at least 80% of its net assets in the stocks of companies of
                    any size worldwide that are involved in technology,
                    telecommunications, media, broadcasting, publishing,
                    computer systems and the Internet, among other industries.
                    The Fund defines a "technology, telecommunications or media company" as a company engaged in the development or sale of technology, telecommunications or media equipment or
                    services that derived at least 50% of revenue or earnings
                    from such activities, or devoted at least 50% of its assets to those activities. The Fund typically invests in at least three countries, which may include the United States, with no more than 40% of its assets in any one country other than the United States.
--------------------------------------------------------------------------------
WF SPECIALIZED      The WF Specialized Technology Fund invests principally in
TECHNOLOGY          equity securities of technology companies worldwide. The
FUND:               Fund defines technology companies as those with revenues
                    primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, healthcare, biotechnology and defense and aerospace. The Fund concentrates its investments in the technology sector, and because it retains the flexibility to invest in a relatively small number of stocks, it is also considered to be non-diversified. The adviser evaluates the fundamental value and prospects for growth of individual companies and focus on technology companies that it expects will have higher than average rates of growth and strong potential for capital appreciation. Under normal circumstances, the Fund invests:

                        . at least 80% of its net assets plus investment borrowings in securities of technology companies;

                        . up to 50% of total assets in foreign securities;

                        . up to 25% of total assets in any one foreign country, although investments in Japan may exceed this limitation;

                        . primarily in issuers with an average market capitalization of $500 million or more, although we may invest up to 15% of total assets in equity securities of issuers with market capitalizations below $100 million; and

                        . principally in equity securities including common stocks, and preferred stocks, and in warrants, convertible debts securities, ADRs (and similar investments), shares of other mutual funds, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

                        The Fund may hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.

--------------------------------------------------------------------------
                                                   PORTFOLIO MANAGERS
--------------------------------------------------------------------------
MONTGOMERY GLOBAL TECH, TELECOM AND MEDIA FUND    Stephen Parlett, CFA
--------------------------------------------------------------------------
WF SPECIALIZED TECHNOLOGY FUND                     Walter Price, CFA
                                                   Huachen Chen, CFA
--------------------------------------------------------------------------

WELLS FARGO GOVERNMENT MONEY MARKET FUND

Comparison of:                                    Which will reorganize into
MONTGOMERY GOVERNMENT MONEY MARKET FUND           WELLS FARGO GOVERNMENT MONEY
                                                  MARKET FUND

Objectives:
--------------------------------------------------------------------------------
MONTGOMERY GOVERNMENT MONEY          .  seeks current income consistent with
MARKET FUND:                            liquidity and capital preservation.
--------------------------------------------------------------------------------
WF GOVERNMENT MONEY                  .  seeks high current income, while
MARKET FUND:                            preserving capital and liquidity.
--------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------
MONTGOMERY GOVERNMENT   The Montgomery Government Money Market Fund invests in
MONEY MARKET FUND:      money market-eligible U.S. government securities, as
                        defined in Rule 2a-7 under 1940 Act. The Fund invests in
                        short-term U.S. government securities that it believes
                        offers attractive yields and are undervalued relative to
                        issues of similar credit quality and interest rate
                        sensitivity. The Fund invests in compliance with
                        industry-standard requirements for money market funds
                        for the quality, maturity and diversification of
                        investments. Under normal conditions, the Fund invests
                        at least 80% of its net assets in short-term U.S.
                        Government securities, which may include bills, notes
                        and bonds issued by government agencies such as the
                        Federal Home Loan Bank, Federal National Mortgage
                        Association and Student Loan Marketing Association, in
                        repurchasing agreements for U.S. Government securities
                        and in similar money market funds.
--------------------------------------------------------------------------------
WF GOVERNMENT MONEY     The WF Government Money Market Fund is an actively
MARKET FUND:            managed portfolio composed substantially of short-term
                        U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations. Under normal circumstances, the Fund invests:

                              .   100% of total assets in high-quality,
                                  short-term money market instruments; and

                              . at least 80% of net assets plus investment borrowings in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

--------------------------------------------------------------------------------
                                                PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY GOVERNMENT MONEY MARKET FUND          William Stevens
                                                  Marie Chandoha
--------------------------------------------------------------------------------
WF GOVERNMENT MONEY MARKET FUND                 David D. Sylvester
                                                   Laurie White
--------------------------------------------------------------------------------

WELLS FARGO LARGE COMPANY GROWTH FUND

Comparison of:                           which will reorganize into
MONTGOMERY GROWTH FUND                   WELLS FARGO LARGE COMPANY GROWTH FUND

Objectives:
--------------------------------------------------------------------------------
MONTGOMERY GROWTH FUND               .  seeks long-term capital appreciation.
--------------------------------------------------------------------------------
WF LARGE COMPANY GROWTH FUND         .  seeks long-term capital appreciation by
                                        investing primarily in large,
                                        high-quality domestic companies that the
                                        adviser believes has superior growth
                                        potential.
--------------------------------------------------------------------------------

Investment Strategies:

--------------------------------------------------------------------------------
MONTGOMERY GROWTH       The Montgomery Growth Fund invests in U.S. growth
FUND:                   companies. The Fund seeks to identify well-managed U.S.
                        companies that are expected to increase their sales and
                        corporate earnings on a sustained basis. The Fund seeks
                        companies that have a visible three-year growth plan,
                        that are reasonably valued relative to their peers, and
                        that demonstrate evidence of business momentum as a
                        catalyst for growth and share-price appreciation. The
                        Fund seeks to be fully invested and well diversified
                        with high-quality holdings across a broad range of
                        sectors. Under normal conditions, the Fund invests
                        primarily in stocks of U.S. companies with market
                        capitalizations of at least $1 billion at the time of
                        purchase.
--------------------------------------------------------------------------------
WF LARGE COMPANY        The WF Large Company Growth Fund is a gateway fund that
GROWTH FUND:            invests substantially all of its assets in a core
                        portfolio with a substantially similar investment objective and investment strategies. The Fund seeks issuers whose stocks it believes are attractively valued, with fundamental characteristics above the market average and that support earnings growth capability. The Fund also may invest in the securities of companies whose growth potential it believes is generally unrecognized or misperceived by the market.
                        Under normal circumstances, the Fund invests:

                              . at least 80% of its net assets plus investment borrowings in securities of companies with market capitalizations of $3 billion or more; and

                              . up to 20% of its total assets in foreign companies.

                        The Fund will not invest more than 10% of its total assets in the securities of a single issuer. In addition, the Fund may invest in additional core portfolios and other Wells Fargo Funds, or invest directly in a portfolio of securities.
--------------------------------------------------------------------------------
                                            PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY GROWTH FUND                        Andrew Pratt
--------------------------------------------------------------------------------
WF LARGE COMPANY GROWTH FUND                 John Dale, CFA
                                           Gary Nussbaum, CFA
--------------------------------------------------------------------------------

 WELLS FARGO INTERNATIONAL EQUITY FUND

Comparison of:                             which will reorganize into
.. MONTGOMERY INTERNATIONAL GROWTH FUND     WELLS FARGO INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Objectives:
--------------------------------------------------------------------------------
MONTGOMERY INTERNATIONAL GROWTH      .  seeks long-term capital appreciation.
FUND
--------------------------------------------------------------------------------
WF INTERNATIONAL EQUITY FUND         .  seeks total return, with an emphasis on
                                        capital appreciation, over the long
                                        term, by investing primarily in
                                        securities of non-U.S. companies.
--------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------

MONTGOMERY              The Montgomery International Growth Fund invests
INTERNATIONAL GROWTH    primarily in medium- and large-cap companies based in
FUND:                   developed markets outside the United States. The Fund
                        seeks investment in well-managed companies that they
                        believe will be able to increase their sales and
                        corporate earnings on a sustained basis, and that are
                        under- or reasonably valued relative to their long-term
                        prospects. The Fund favors companies that they believe
                        have a competitive advantage, offer innovative products
                        or services and may profit from such trends as
                        deregulation and privatization. The Fund's assets may be
                        allocated among countries in an attempt to take
                        advantage of market trends. Under normal conditions, the
                        Fund invests primarily in the common stocks of companies
                        based outside the United States with market
                        capitalizations that exceed $1 billion at the time of
                        purchase. The Fund currently concentrates its investment
                        in the stock markets of western Europe, particularly
                        France, Germany, Italy, the Netherlands and the United
                        Kingdom, as well as the developed markets in Asia, such
                        as Japan and Hong Kong. The Fund typically invests in at
                        least three countries outside the United States, with no
                        more than 40% of its assets in any one country.
--------------------------------------------------------------------------------

WF INTERNATIONAL        The WF International Equity Fund invests principally in
EQUITY FUND:            equity securities of companies based in developed
                        foreign countries and emerging markets. The Fund applies a fundamentals-driven, value-oriented analysis to identify companies that it believes have above-average potential for long-term growth and total return capabilities. Financial data examined includes both the company's historical performance results and its projected future earnings. The Fund also considers, among other criteria, a company's franchise, management, revenues and earnings growth, and prudent financial and accounting policies. Under normal circumstances, the Fund invests:

                              . at least 80% of its net assets plus investment borrowings in equity securities;

                              . at least 80% of total assets in equity securities of companies based outside the U.S.;

                              . in a minimum of five countries exclusive of the U.S.;

                              . up to 50% of total assets in any one country;

                              . up to 25% of total assets in emerging markets;

                              . in issuers with an average market capitalization of $10 billion or more, although the Fund may invest in equity securities of issuers with market capitalizations as low as $250 million; and

                              . in equity securities including common stocks and preferred stocks, and in warrants, convertible debt securities, ADRs (and similar investments) and shares of other mutual funds.

                              The Fund expects that the securities it holds will be traded on a stock exchange or other market in the country in which the issuer is based, but the securities also may be traded in other countries, including the U.S. The Fund also reserves the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.
--------------------------------------------------------------------------------
                                                 PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY INTERNATIONAL GROWTH FUND                Oscar Castro
--------------------------------------------------------------------------------
WF INTERNATIONAL EQUITY FUND                      Sabrina Yih, CFA
--------------------------------------------------------------------------------

 WELLS FARGO MID CAP GROWTH FUND

Comparison of:                        which will reorganize into
MONTGOMERY MID CAP FUND               WELLS FARGO MONTGOMERY MID CAP GROWTH FUND

Objectives:
--------------------------------------------------------------------------------
MONTGOMERY MID CAP FUND              .  seeks long-term capital appreciation.
--------------------------------------------------------------------------------
WF MONTGOMERY MID CAP GROWTH FUND    .  seeks long-term capital appreciation.
--------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------
MONTGOMERY MID CAP      The Montgomery Mid Cap Fund invests in U.S. mid-cap
FUND:                   companies. The Fund invests in mid-cap companies that
                        have the potential to gain market share within their
                        industries; to deliver consistently high profits to
                        shareholders; to increase their corporate earnings each
                        quarter; and to provide solutions for current or
                        impending problems in their respective industries or in
                        society overall. Under normal conditions, the Fund
                        invests at least 80% of its net assets in the stocks of
                        U.S. mid-cap companies that generally have a market
                        capitalization consistent with the Russell Midcap Index
                        (which as of November 30, 2002, had a weighted average
                        market capitalization of $4.6 billion and a median
                        market capitalization of $2.1 billion).
--------------------------------------------------------------------------------
WF MID CAP GROWTH       The WF Mid Cap Growth Fund manages a diversified
FUND                    portfolio of common stocks of U.S. companies that it
                        believes have above-average growth potential. The Fund focuses its investment strategy on identifying and investing in medium-sized companies that are relatively established but that it believes can continue to provide consistent growth potential. Generally, such stocks have a total stock market value (market capitalization) within the range of the Russell Midcap Index, which was $180 million to $12.45 billion as of November 30, 2002.
                        (This index has a weighted average market capitalization of $4.6 billion and a median market capitalization of $2.1 billion on November 30, 2002). Under normal circumstances, the Fund invests at least 80% of its assets in mid cap securities.

                        The Wells Fargo Funds' Board approved changing the name of the Fund to the WF Montgomery Mid Cap Growth Fund if the Reorganization is approved by shareholders of the Montgomery Mid Cap Fund.
--------------------------------------------------------------------------------
                                             PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY MID CAP                       Jerome "Cam" Philpott, CFA
FUND                                           Stuart Roberts
--------------------------------------------------------------------------------
WF MONTGOMERY MID                        Jerome "Cam" Philpott, CFA
CAP GROWTH FUND                                Stuart Roberts
--------------------------------------------------------------------------------

 WELLS FARGO EMERGING MARKETS FOCUS FUND

Comparison of:                              which will reorganize into
..  MONTGOMERY EMERGING MARKETS FUND
                                            WELLS FARGO MONTGOMERY EMERGING
                                            MARKETS FOCUS FUND
.. MONTGOMERY EMERGING MARKETS FOCUS FUND

--------------------------------------------------------------------------------
Objectives:
--------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FUND     .  seeks long-term capital appreciation.
--------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS
FOCUS FUND                           .  seeks long-term capital appreciation.
--------------------------------------------------------------------------------
WF EMERGING MARKETS FOCUS FUND       .  seeks long-term capital appreciation.
--------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------

MONTGOMERY EMERGING     The Montgomery Emerging Markets Fund invests in
MARKETS FUND            companies based or operating in developing economies
                        throughout the world. Under normal conditions, the Fund
                        invests at least 80% of its assets in the stocks of
                        companies of any size, based in the world's developing
                        economies. The Fund typically maintains investments in
                        at least six countries, with no more than 35% of its
                        assets in any one country, which may include Latin
                        America, Asia, Europe, the Middle East and Africa. The
                        Fund's strategy combines in-depth financial review with
                        on-site analysis of companies, countries and regions to
                        identify potential investments. The portfolio managers
                        and analysts frequently travel to the emerging markets
                        to gain firsthand insight into the economic, political
                        and social trends that affect investments in those
                        countries. The Fund allocates its assets among emerging
                        countries with stable or improving macroeconomic
                        environments and invests in companies within those
                        countries that the portfolio managers believe have high
                        capital appreciation potential without excessive risks.
                        (hereafter, the "Stock Selection Criteria"). The
                        portfolio managers strive to keep the Fund well
                        diversified across individual stocks, industries and
                        countries to reduce their overall risk.
--------------------------------------------------------------------------------
MONTGOMERY EMERGING     The Montgomery Emerging Markets Focus Fund invests in a
MARKETS FOCUS FUND:     concentrated portfolio of companies based or operating
                        primarily in developing economies throughout the world.
                        Under normal conditions, the Fund concentrates its
                        investment in 20 to 40 companies and invests at least
                        80% of its assets in equity securities of no fewer than
                        three but no more than 10 developing countries in Latin
                        America, Asia, Europe, the Middle East and Africa. The
                        Fund may invest up to 50% of its total assets in a
                        single emerging market. The Fund uses the same Stock
                        Selection Criteria as Montgomery Emerging Markets Fund
                        and Montgomery Emerging Markets Focus Fund. The
                        portfolio manager may sell stocks "short" in an effort
                        to partially hedge the Fund's other investments or to
                        garner returns from insights made from research.
--------------------------------------------------------------------------------
WF MONTGOMERY EMERGING  The Fund invests in a focused equity portfolio of
MARKETS FOCUS FUND:     companies tied economically to emerging market
                        countries. The adviser combines in-depth financial
                        review with on-site analysis of companies, countries and
                        regions to identify potential investments. The Fund
                        allocates its assets among emerging markets with stable
                        or improving macroeconomic environments and invest in
                        companies within those countries that the adviser
                        believes have high capital appreciation potential
                        without excessive risks. Under normal circumstances, the
                        Fund invests at least 80% of its assets in emerging
                        markets securities. The Fund concentrates its
                        investments in 20-40 companies and invests in a minimum
                        of three but no more than 10 emerging markets in Latin
                        America, Asia, Europe, Africa and the Middle East. The
                        Fund may invest up to 50% of its total assets in a
                        single emerging market.
--------------------------------------------------------------------------------
                                                          PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FUND                        Josephine Jimenez, CFA
                                                             Frank Chiang
--------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS FUND                  Josephine Jimenez, CFA
--------------------------------------------------------------------------------
WF MONTGOMERY EMERGING MARKETS FOCUS FUND               Josephine Jimenez, CFA
--------------------------------------------------------------------------------

 WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

Comparison of:                          which will reorganize into
MONTGOMERY INSTITUTIONAL SERIES:        WELLS FARGO MONTGOMERY INSTITUTIONAL
EMERGING MARKETS PORTFOLIO              EMERGING MARKETS FUND

--------------------------------------------------------------------------------
Objectives:
--------------------------------------------------------------------------------
MONTGOMERY INSTITUTIONAL SERIES:     .  seeks long-term capital appreciation.
EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
WF MONTGOMERY INSTITUTIONAL          .  seeks long-term capital appreciation.
EMERGING MARKETS FUND
--------------------------------------------------------------------------------
Investment Strategies:
--------------------------------------------------------------------------------

MONTGOMERY              The Fund invests in companies based or operating in
INSTITUTIONAL SERIES:   developing economies throughout the world. Under normal
EMERGING MARKETS        conditions, the Fund invests at least 80% of its assets
PORTFOLIO               in the stocks of companies of any size, based in the
                        world's developing economies. The Fund typically
                        maintains investments in at least six countries, with no
                        more than 35% of its assets in any one country, which
                        may include Latin America, Asia, Europe, the Middle East
                        and Africa. The Fund's strategy combines in-depth
                        financial review with on-site analysis of companies,
                        countries and regions to identify potential investments.
                        The portfolio managers and analysts frequently travel to
                        the emerging markets to gain firsthand insight into the
                        economic, political and social trends that affect
                        investments in those countries. The Fund allocates its
                        assets among emerging countries with stable or improving
                        macroeconomic environments and invests in companies
                        within those countries that the portfolio managers
                        believe have high capital appreciation potential without
                        excessive risks. (hereafter, the "Stock Selection
                        Criteria"). The portfolio managers strive to keep the
                        Fund well diversified across individual stocks,
                        industries and countries to reduce their overall risk.
--------------------------------------------------------------------------------
WF MONTGOMERY           The Fund invests in a diversified equity portfolio of
INSTITUTIONAL EMERGING  companies tied economically to emerging market
MARKETS FUND:           countries. The Fund allocates its assets among emerging
                        markets with stable or improving macroeconomic
                        environments and invest in companies within those
                        countries that the portfolio managers believe have high
                        capital appreciation potential without excessive risks.
                        Under normal circumstances, the Fund invests at least
                        80% of its assets in emerging market securities. The
                        Fund typically maintains investments in at least six
                        countries, with no more than 35% of its assets in any
                        one country, which may include Latin America, Asia,
                        Europe, the Middle East and Africa.
--------------------------------------------------------------------------------
                                                           PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY INSTITUTIONAL SERIES EMERGING                 Josephine Jimenez, CFA
MARKETS PORTFOLIO                                             Frank Chiang
--------------------------------------------------------------------------------
WF MONTGOMERY EMERGING MARKETS FOCUS FUND                Josephine Jimenez, CFA
                                                              Frank Chiang
--------------------------------------------------------------------------------

WELLS FARGO SHORT DURATION GOVERNMENT BOND FUND

Comparison of:                          Which will reorganize into
MONTGOMERY SHORT DURATION GOVERNMENT    WELLS FARGO MONTGOMERY SHORT DURATION
BOND FUND                               GOVERNMENT BOND FUND

Objectives:
--------------------------------------------------------------------------------
MONTGOMERY SHORT DURATION            .  seeks current income consistent with
GOVERNMENT BOND FUND:                   capital preservation.
--------------------------------------------------------------------------------
WF MONTGOMERY SHORT DURATION         .  seeks current income consistent with
GOVERNMENT BOND FUND:                   capital preservation.
--------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------

MONTGOMERY SHORT        The Montgomery Short Duration Government Bond Fund
DURATION GOVERNMENT     invests in short-term U.S. government securities. The
BOND FUND:              Fund may purchase bonds of any maturity, but the
                        portfolio's dollar-weighted average maturity is less
                        than three years. Generally, the portfolio's overall
                        effective duration is less than that of a three-year
                        U.S. Treasury note. The Fund invests in bonds that it
                        believes offers attractive yields and are undervalued
                        relative to issues of similar credit quality and
                        interest rate sensitivity. Under normal conditions, the
                        Fund invests at least 80% of its net assets in
                        short-term U.S. government securities, which may include
                        Treasuries in addition to bonds and notes issued by
                        government agencies such as the Federal Home Loan Bank,
                        the Government National Mortgage Association, the
                        Federal National Mortgage Association and the Student
                        Loan Marketing Association.
--------------------------------------------------------------------------------
WF MONTGOMERY           The WF Montgomery Short Duration Government Bond Fund
SHORT DURATION          seeks current income by managing a portfolio consisting
GOVERNMENT BOND FUND:   mostly of short-term U.S. Government obligations. The
                        Fund invests in debt securities that it believes offers attractive yields and are undervalued relative to issuers of similar credit quality and interest rate sensitivity. Generally, the Fund's overall effective duration is less than that of a 3-year Treasury note.
                        Under normal circumstances, the Fund invests:

                              . at least 80% of the Fund's assets in U.S. Government obligations;

                              . up to 20% of the Fund's assets in asset-backed securities, other than mortgage-backed securities.
--------------------------------------------------------------------------------
                                                       PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND           William Stevens
                                                         Marie Chandoha
--------------------------------------------------------------------------------
WF MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND        William Stevens
                                                         Marie Chandoha
--------------------------------------------------------------------------------

 WELLS FARGO MONTGOMERY SMALL CAP FUND

Comparison of:                          which will reorganize into
MONTGOMERY SMALL CAP FUND               WELLS FARGO MONTGOMERY SMALL CAP FUND

Objectives:
--------------------------------------------------------------------------------
MONTGOMERY SMALL CAP FUND            .  seeks long-term capital appreciation.
--------------------------------------------------------------------------------
WF MONTGOMERY SMALL CAP FUND         .  seeks long-term capital appreciation.
--------------------------------------------------------------------------------

Investment Strategies:
--------------------------------------------------------------------------------

MONTGOMERY SMALL CAP    The Montgomery Small Cap Fund invests in rapidly growing
FUND:                   U.S. small-cap companies. The Fund follows a stock
                        selection philosophy that identifies and invests in
                        growth companies that are at an early or transitional
                        stage of their development, before their potential is
                        discovered by the market. The Fund seeks companies that
                        can thrive even in adverse economic conditions and have
                        the potential to gain market share within their
                        industries; deliver consistently high profits to
                        shareholders; increase their corporate earnings each
                        quarter; and provide solutions for current or impending
                        problems in their respective industries or in society
                        overall. Under normal conditions, the Fund invests at
                        least 80% of its assets in the stocks of U.S. companies,
                        each having a market capitalization of less than $2
                        billion at the time of purchase.
--------------------------------------------------------------------------------

WF MONTGOMERY SMALL     The Fund is an actively managed diversified portfolio of
CAP FUND                common stocks of U.S. companies that the we believe have
                        above-average growth potential. The Fund invests
                        principally in small-sized companies that have a market
                        capitalization of less than $2 billion at the time of
                        purchase. The Fund focuses on identifying and investing
                        in rapidly growing small-sized companies that are in
                        early or transitional stage of development. Under normal
                        circumstances, the Fund invests at least 80% of its
                        assets in small cap securities.
--------------------------------------------------------------------------------
                                         PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY SMALL CAP                 Jerome "Cam" Philpott, CFA
FUND                                    Charles I. Reed, CFA
                                           Stuart Roberts
--------------------------------------------------------------------------------
WF MONTGOMERY SMALL                  Jerome "Cam" Philpott, CFA
CAP FUND                                Charles I. Reed, CFA
                                           Stuart Roberts
--------------------------------------------------------------------------------

 WELLS FARGO TOTAL RETURN BOND FUND

Comparison of:                          Which will reorganize into
MONTGOMERY TOTAL RETURN BOND FUND       WELLS FARGO MONTGOMERY TOTAL RETURN BOND
                                        FUND

Objectives:
--------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND         .  seeks total return consisting of income
FUND:                                   and capital appreciation.
--------------------------------------------------------------------------------
WF MONTGOMERY TOTAL RETURN BOND      .  seeks total return consisting of income
FUND:                                   and capital appreciation.
--------------------------------------------------------------------------------

Investment Strategies:

MONTGOMERY TOTAL        The Montgomery Total Return Bond Fund invests in
RETURN BOND FUND:       investment-grade bonds. From time to time, the Fund may
                        also invest in unrated bonds that the portfolio managers
                        believe are comparable to investment-grade bonds. The
                        Fund may include bonds of any maturity, but generally
                        the portfolio's overall effective duration ranges
                        between four and five-and-a-half years. The Fund invests
                        in bonds that it believes offers attractive yields and
                        are undervalued relative to issues of similar credit
                        quality and interest rate sensitivity. Under normal
                        conditions, the Fund invests at least 80% of its assets
                        in a broad range of investment-grade bonds, including
                        U.S. government securities, corporate bonds,
                        mortgage-related securities, asset-backed securities and
                        money market securities.
--------------------------------------------------------------------------------

WF MONTGOMERY TOTAL     The WF Montgomery Total Return Bond Fund invests in a
RETURN BOND FUND:       broad range of investment-grade debt securities,
                        including U.S. Government obligations, corporate bonds, asset-backed securities and money market instruments.
                        The Fund invests in debt securities that it believes offers attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. Under normal circumstances, the Fund expects to maintain an overall effective duration of between 4 and 5 1/2 years. Under normal circumstances, the Fund invests:

                        .   at least 80% of its assets in bonds;

                        . at least 80% of total assets in investment-grade debt securities;

                        . up to 25% of total assets in asset-backed securities; and

                        . up to 20% of total assets in dollar-denominated obligations of foreign issuers.
--------------------------------------------------------------------------------
                                                          PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND FUND                           William Stevens
                                                            Marie Chandoha
--------------------------------------------------------------------------------
WF MONTGOMERY TOTAL RETURN BOND FUND                        William Stevens
                                                            Marie Chandoha
--------------------------------------------------------------------------------

 EXHIBIT C - MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR EACH OF THE WELLS
                                   FARGO FUNDS

                                    EXHIBIT D

                 ADDITIONAL INFORMATION REGARDING WELLS CAPITAL

          Wells Capital Management Incorporated ("Wells Capital") was originally formed as an operating division of Wells Fargo Bank, N.A. in 1986, and was established as a wholly-owned investment adviser subsidiary in 1997. Wells Capital is located at 525 Market Street, 10th Floor, San Francisco, CA 94105.

          The owners and principal executive officers of Wells Capital are listed below. Unless otherwise indicated, the address for each is 525 Market Street, 10th Floor, San Francisco, CA 94150. No officers or trustees of the Montgomery Funds are officers, directors, employees, shareholders or general partners of Wells Capital. No officers or trustees of the Montgomery Funds have any material interest in Wells Capital, or in any material transaction in which Wells Capital or an affiliate is a party.

NAME AND ADDRESS         POSITION AT WELLS CAPITAL              PRINCIPAL OCCUPATION(S)
------------------       -------------------------              ---------------------------------
Robert W. Bissell        President                              Same as position at Wells Capital

J. Mari Casas            Executive Vice President,              Same as position at Wells Capital
                         Chief Information Officer

Kirk Hartman             Executive Vice President,              Same as position at Wells Capital
                         Director of Portfolio
                         Management

William L. Timoney       Executive Vice President,              Same as position at Wells Capital
                         Client Services

Amru A. Khan             Executive Vice President,              Same as position at Wells Capital
                         Sales and Marketing

David O'Keefe            Chief Financial Officer                Same as position at Wells Capital

Thomas M. O'Malley       Executive Vice President,              Same as position at Wells Capital
                         Short Duration/Liquidity
                         Management

James W. Paulsen         Executive Vice President,              Same as position at Wells Capital
                         Chief Investment Officer

Monica W. Poon           Chief Compliance Officer               Same as position at Wells Capital

David A. Hoyt            Executive Vice President               Group Head
                                                                Wholesale Marketing/Insurance
                                                                Services, Wells Fargo Bank,
                                                                N.A.

NAME AND ADDRESS                         RELATIONSHIP TO WELLS CAPITAL
-----------------------                  -----------------------------
Wells Fargo Bank, N.A.                   Direct Parent Company
420 Montgomery Street                    Controlling Owner
San Francisco, CA 94163

Wells Fargo & Company                    Ultimate Parent Company
420 Montgomery Street                    Controlling Owner
San Francisco, CA 94163

          Wells Capital serves as the sub-adviser to certain Funds in the Wells Fargo Funds family that have similar investment objectives and styles as certain Montgomery Funds. The chart below lists certain required information about similar funds advised by Wells Capital. Because Wells Capital does not provide the same range of services to these Funds as a sub-adviser that it will provide to the Montgomery Funds during the interim period, the chart below also lists the advisory fee for each of the Funds below, which is a more complete comparison of comparative costs given the broader range of services that Wells Capital will perform as the adviser of the Montgomery Funds. Wells Capital did not waive or otherwise reduce the compensation to which it was entitled for providing investment sub-advisory services to the Funds listed below.

-------------------------------------------------------------------------------------------------------------
                                      ASSET SIZE AS OF                      CURRENT SUB-ADVISORY
                                      NOVEMBER 30,       CURRENT ADVISORY   FEE BASED ON AVERAGE
NAME OF FUND                          2002               FEE                DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Government Money Market Fund          $  4,987,579,562        0.35%         0- 1 billion               0.05%
                                                                            greater than 1 billion     0.04%
-------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund   $    766,982,181        0.50%         0-400 million              0.15%
                                                                            400-800 million            0.125%
                                                                            greater than 800 million   0.10%
-------------------------------------------------------------------------------------------------------------
Limited Term Government Income Fund   $    245,209,002        0.50%         0-400 million              0.15%
                                                                            400-800 million            0.125%
                                                                            greater than 800 million   0.10%
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                   $      9,276,583        0.75%         0-200 million              0.25%
                                                                            greater than 200 million   0.20%
-------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                 $    197,674,967        0.90%         0-200 million              0.25%
                                                                            greater than 200 million   0.20%
-------------------------------------------------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                               February [__], 2003

                              THE MONTGOMERY FUNDS
                             THE MONTGOMERY FUNDS II
                              101 CALIFORNIA STREET
                         SAN FRANCISCO, CALIFORNIA 94111

               April 25, 2003 Special Meeting of the Shareholders
                                     of the

                        MONTGOMERY EMERGING MARKETS FUND
                 MONTGOMERY GLOBAL TECH, TELECOM AND MEDIA FUND
                     MONTGOMERY GOVERNMENT MONEY MARKET FUND
                             MONTGOMERY GROWTH FUND
                      MONTGOMERY INTERNATIONAL GROWTH FUND
                             MONTGOMERY MID CAP FUND
                 MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
                            MONTGOMERY SMALL CAP FUND
                          MONTGOMERY TOTAL RETURN FUND

                         Series of The Montgomery Funds

                                       and

                     MONTGOMERY EMERGING MARKETS FOCUS FUND
           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

                        Series of The Montgomery Funds II

         This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated February [__], 2003, which we refer to as the Proxy/Prospectus, for the Special Meeting of Shareholders of the eleven Montgomery Funds listed above, which we call the Target Funds to be held on Friday, April 25, 2003. The Proxy/Prospectus may be obtained without charge by calling 1-800-572-FUND or writing to The Montgomery Funds, 101 California Street, 25th Floor, San Francisco, California 94111 or calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

          Incorporation of Documents by Reference in Statement of Additional Information

         This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

         (1) The SAI for the Montgomery Institutional Series: Emerging Markets Portfolio, dated October 31, 2002.

         (2) The SAI for the Montgomery Emerging Markets Focus Fund, Montgomery Emerging Markets Fund, Montgomery Global Tech, Telecom and Media Fund, Montgomery Government Money Market, Montgomery Growth Fund, Montgomery International Growth Fund, Montgomery Mid Cap Fund, Montgomery Short Duration Government Bond Fund, Montgomery Small Cap Fund and Montgomery Total Return Bond Fund, dated October 31, 2002.

         (3) The SAI for the Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Mid Cap Growth Fund, and the Wells Fargo Specialized Technology Fund, dated as of February 1, 2002, as supplemented June 12, 2002, August 23, 2002 and September 6, 2002.

         (4) The SAI for the Wells Fargo Government Money Market Fund, dated as of August 1, 2002, as supplemented August 23, 2002, September 6, 2002, and September 10, 2002.

         (5) Report of Independent Auditor and audited report financial statements of the Montgomery Institutional Series: Emerging Markets Portfolio, dated as of June 30, 2002.

         (6) Report of Independent Auditors and audited annual report financial statements of the Montgomery Emerging Markets Focus Fund, Montgomery Emerging Markets Fund, Montgomery Global Tech, Telecom and Media Fund, Montgomery Government Money Market, Montgomery Growth Fund, Montgomery International Growth Fund, Montgomery Mid Cap Fund, Montgomery Short Duration Government Bond Fund, Montgomery Small Cap Fund and Montgomery Total Return Bond Fund, dated as of June 30, 2002.

         (7) Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Mid Cap Growth Fund, and the Wells Fargo Specialized Technology Fund, dated as of September 30, 2002.

         (8) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Government Money Market Fund, dated as of March 31, 2002.

         (9) Unaudited financial report statements of the Wells Fargo Government Money Market Fund, dated as of September 30, 2002.

                                TABLE OF CONTENTS

General Information.......................................................   B-4

Explanatory Note to Pro Forma Financial Statements .......................   B-6

Pro-Forma Financial Statements and Schedules..............................   B-7

Notes to Pro Forma Financial Statements*..................................  B-22

*THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE PRO FORMA FINANCIAL STATEMENTS AND SCHEDULES.

GENERAL INFORMATION

         This SAI relates to the reorganization of eleven Montgomery Funds listed below, which we refer to as the Target Funds, with ten funds of Wells Fargo Funds listed below, which we refer to as the Acquiring Funds.

--------------------------------------------------------------------------------------------------------------------
                        TARGET FUND                                              ACQUIRING FUND
--------------------------------------------------------------------------------------------------------------------
  Montgomery Global Tech, Telecom and Media Fund            WF Specialized Technology Fund
           Class R                                                   Class A
--------------------------------------------------------------------------------------------------------------------
  Montgomery Government Money Market Fund                   WF Government Money Market Fund
           Class R                                                   Service Class
--------------------------------------------------------------------------------------------------------------------
  Montgomery Growth Fund                                    WF Large Company Growth Fund
           Class P/Class R                                           Class A
--------------------------------------------------------------------------------------------------------------------
  Montgomery International Growth Fund                      WF International Equity Fund
           Class P/Class R                                           Class A
--------------------------------------------------------------------------------------------------------------------
  Montgomery Mid Cap Fund                                   WF Montgomery Mid Cap Growth Fund
           Class R                                                   Class A
--------------------------------------------------------------------------------------------------------------------
  Montgomery Emerging Markets Focus Fund                    WF Montgomery Emerging Markets Focus Fund (New Fund)
           Class A                                                   Class A
           Class B                                                   Class B
           Class C                                                   Class C
           Class R                                                   Institutional Class
--------------------------------------------------------------------------------------------------------------------
  Montgomery Emerging Markets Fund                          WF Montgomery Emerging Markets Focus Fund (New Fund)
           Class A/Class R                                           Class A
           Class B                                                   Class B
           Class C                                                   Class C
--------------------------------------------------------------------------------------------------------------------
  Montgomery Institutional Series: Emerging Markets         WF Montgomery Institutional Emerging Markets Fund (New
  Portfolio                                                 Fund), Select Class
--------------------------------------------------------------------------------------------------------------------
  Montgomery Short Duration Government Bond Fund            WF Montgomery Short Duration Government Bond Fund (New
                                                            Fund)
           Class A                                                   Class A
           Class B                                                   Class B
           Class C                                                   Class C
           Class R                                                   Institutional Class
--------------------------------------------------------------------------------------------------------------------
  Montgomery Small Cap Fund                                 WF Montgomery Small Cap Fund (New Fund)
           Class P/Class R                                           Class A
--------------------------------------------------------------------------------------------------------------------
  Montgomery Total Return Bond Fund                         WF Montgomery Total Return Bond Fund (New Fund)
           Class A                                                   Class A
           Class B                                                   Class B
           Class C                                                   Class C
           Class R                                                   Institutional Class
           Class I                                                   Select Class
--------------------------------------------------------------------------------------------------------------------

         The reorganization of each Target Fund will involve the following three steps:

    . the transfer of the assets and liabilities of the Target Fund to its corresponding Acquiring Fund in exchange for designated classes of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

    . the pro rata distribution of the Acquiring Fund shares to the shareholders of record of the Target Fund as of the effective date of the reorganization in full redemption of all shares of the Target Fund; and

    .    the liquidation and termination of the Target Funds.

         As a result of the Reorganization, shareholders of each Target Fund will become a shareholder of the corresponding Acquiring Fund having the same total value of shares as the shares of the Target Fund that they held immediately before the Reorganization. If a majority of the shares of one of the Target Funds does not approve the Reorganization, that Fund will not participate in the Reorganization. In such a case, the Target Fund will continue its operations beyond the date of the Reorganization and the Board of Trustees of the affected Montgomery Fund will consider what further action is appropriate, including the possible liquidation of the Fund.

         For further information about the transaction, see the Proxy/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

         EXPLANATORY NOTE

         Pro Forma financial statements for the Montgomery Government Money Market Fund/Wells Fargo Government Money Market Fund Reorganization are not included because as of December 1, 2002, the assets of the Montgomery Government Money Market Fund constituted less than 10% of the assets of the Wells Fargo Government Money Market Fund.

         The Montgomery Institutional Series: Emerging Markets Portfolio, Montgomery Short Duration Government Bond Fund, Montgomery Small Cap Fund and the Montgomery Total Return Bond Fund will be reorganized into the Wells Fargo Institutional Emerging Markets Fund, Wells Fargo Montgomery Short Duration Government Bond Fund, Wells Fargo Montgomery Small Cap Fund, and Wells Fargo Montgomery Total Return Bond Fund, respectively, four newly-created funds which currently have no assets or liabilities. Pro forma combining financial statements are not included in the Proxy/Prospectus because the only significant pro forma financial statement impact relates to the fees and expenses of the Funds, which are summarized in the Fee Tables contained in Exhibit A of Part A of the Proxy/Prospectus. Shareholders of these four Montgomery Funds should review the Fee Tables in Exhibit A of the Proxy/Prospectus to compare the fees and expenses of the Wells Fargo Montgomery Institutional Emerging Markets Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Montgomery Small Cap Fund, and/or the Wells Fargo Montgomery Total Return Bond Fund with those of their corresponding Montgomery Fund.

         The Montgomery Emerging Markets Fund and the Montgomery Emerging Markets Focus Fund will be reorganized into the Wells Fargo Montgomery Emerging Markets Focus Fund, a newly-created Fund which currently has no assets or liabilities. Pro forma combining financial statements as of June 30, 2002 are included to show the pro forma effect of combining the two Montgomery Funds into the new Wells Fargo Montgomery Emerging Markets Focus Fund.

WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2002  (UNAUDITED)

                                                                                                                    WF MONTGOMERY
                                                          MONTGOMERY          MONTGOMERY                          EMERGING MARKETS
                                                       EMERGING MARKETS    EMERGING MARKETS      PRO FORMA         FOCUS FUND PRO
                                                          FOCUS FUND            FUND            ADJUSTMENTS        FORMA COMBINED
                                                       ----------------    ----------------   --------------      ----------------
ASSETS
Investments:
     In securities, at market value (see cost below)   $     24,845,097    $    135,791,635                       $    160,636,732
Collateral for Securities Loaned                                176,575          17,507,250                             17,683,825
Foreign currency, at value                                      655,881             129,236                                785,117
Receivables:                                                                                                                     -
     Dividends, interest, other receivables                      30,830             294,766                                325,596
     Fund shares sold                                            15,888              20,373                                 36,261
     Investment securities sold                                 468,015           2,968,218                              3,436,233
Prepaid expenses and other assets                                14,149                 265                                 14,414
Total Assets                                                 26,206,435         156,711,743                -           182,918,178
LIABILITIES
Net unrealized depreciation of forward foreign-
 currency exchange contracts                                      7,492               4,445                                 11,937
Payables:                                                                                                                        -
     Collateral payable to broker                               176,575          17,507,250                             17,683,825
     Borrowing on line of credit                                      0           3,000,000                              3,000,000
     Investment securities purchased                          2,124,794             165,002                              2,289,796
     Fund shares redeemed                                       229,030             554,624                                783,654
     Due to other related parties                                   793              19,436                                 20,229
     Due to advisor and affiliates                               46,465              89,942                                136,407
     Other                                                      601,065             287,738                                888,803
Total Liabilities                                             3,186,214          21,628,437                -            24,814,651
TOTAL NET ASSETS                                       $     23,020,221    $    135,083,306   $            -      $    158,103,527

NET ASSETS CONSIST OF:
     Paid-in capital                                   $     28,179,833    $    472,596,915                       $    500,776,748
     Undistributed net investment income (loss)                (119,813)           (361,298)                              (481,111)
     Undistributed net realized gain (loss)                                                                                      -
      on investments and foreign currencies                  (6,738,153)       (342,897,744)                          (349,635,897)
     Net unrealized appreciation (depreciation)                                                                                  -
      of investments and foreign currencies                   1,698,354           5,745,433                              7,443,787
TOTAL NET ASSETS                                       $     23,020,221    $    135,083,306   $            -      $    158,103,527

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                   $         22,616    $        437,633   $  134,622,135      $    135,082,384
Shares outstanding - Class A                                      1,560              52,095        9,264,019(1)          9,317,674
Net asset value per share - Class A                    $          14.50    $           8.40                       $        $ 14.50
Maximum offering price per share - Class A (2)         $          15.38    $           8.91                       $        $ 15.38
Net assets - Class B                                   $         11,385    $             12                       $         11,397
Shares outstanding - Class B                                        784                   1                                    785
Net asset value and offering price per
 share - Class B                                       $          14.52    $           8.70                       $          14.52
Net assets - Class C                                   $         12,629    $         23,526                       $         36,155
Shares outstanding - Class C                                        872               2,727           (1,103)(1)             2,496
Net asset value and offering price per
 share - Class C                                       $          14.48              $ 8.63                       $        $ 14.48
Net assets - Class R                                   $     22,973,591    $    134,622,135   $ (134,622,135)     $     22,973,591
Shares outstanding - Class  R                                 1,594,138          15,588,356      (15,588,356)(1)  $      1,594,138
Net asset value and offering price per
 share - Class R                                       $          14.41    $           8.64                       $          14.41

INVESTMENTS AT COST                                    $     23,146,034    $    130,054,535                       $    153,200,569
-----------------------------------------------------------------------------------------------------------------------------------

(1) Share adjustments based on surviving Fund NAV.
(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more the offering price is reduced.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002 (UNAUDITED)


                                                                                                                    WF MONTGOMERY
                                                          MONTGOMERY          MONTGOMERY                          EMERGING MARKETS
                                                       EMERGING MARKETS    EMERGING MARKETS      PRO FORMA         FOCUS FUND PRO
                                                          FOCUS FUND            FUND            ADJUSTMENTS        FORMA COMBINED
                                                       ----------------    ----------------   --------------      ----------------
INVESTMENT INCOME
  Dividends                                            $        218,462    $      3,381,107                       $      3,599,569
  Interest                                                       33,170              33,204                                 66,374
  Security Lending Income                                           672              45,633                                 46,305
  Foreign taxes withheld                                         (7,369)           (173,652)                              (181,021)
Total Investment Income                                         244,935           3,286,292                -             3,531,227

EXPENSES
  Advisory fees                                                 116,076           2,854,433       (1,227,806)(1)         1,742,703
  Administration fees                                             7,366             103,520          126,755(1)            237,641
  Custody fees                                                   18,338             191,931          185,800(1)            396,069
  Shareholder servicing fees                                          0                   0          396,042               396,042
  Portfolio accounting fees                                       4,903              67,371          (25,244)(1)            47,030
  Transfer agency fees                                           26,483             521,089         (547,572)(1)                 -
  Distribution fees
     Class A                                                          9                 921             (930)(1)                 -
     Class B                                                         10                   0                0(1)                 10
     Class C                                                         34                  37                0(1)                 71
  Legal and audit fees                                           49,000             144,203         (143,203)(1)            50,000
  Registration fees                                              28,407              29,409          (27,816)(1)            30,000
  Directors' fees                                                 2,179              15,520          (11,973)(1)             5,726
  Shareholder reports                                            49,419              95,520          (94,939)(1)            50,000
  Other                                                         203,949             147,464         (151,413)(1)           200,000
Total Expenses                                                  506,173           4,171,418       (1,522,299)            3,155,292
Less:
      Waived fees and reimbursed expenses fees                 (324,058)         (1,282,152)       1,461,122(1)           (145,088)
Net expenses                                                    182,115           2,889,266          (61,177)            3,010,204
NET INVESTMENT INCOME (LOSS)                                     62,820             397,026           61,177               521,023

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments              (884,132)        (18,688,055)                           (19,572,187)
  Net realized gain (loss) on foreign currency
   transactions                                                (137,232)           (596,141)                              (733,373)
  Net change in unrealized appreciation
   or depreciation of investments                             1,400,013          13,580,154                             14,980,167
  Net change in unrealized appreciation or
   depreciation of foreign currency transactions                  7,709              18,262                                 25,971
  Net change in unrealized appreciation or
   depreciation of forward foreign currency
   exchange contracts                                            (7,953)             (4,445)                               (12,398)
Net Gain (Loss) on Investments                                  378,405          (5,690,225)                            (5,311,820)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                             $        441,225    $     (5,293,199)          61,177      $     (4,790,797)
-----------------------------------------------------------------------------------------------------------------------------------

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

 WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND
 PRO FORMA PORTFOLIO OF INVESTMENTS
 AS OF JUNE 30, 2002 (UNAUDITED) (NOTE 1)

                  SHARES                                SECURITY NAME                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                   WF                                                                                         WF
                               MONTGOMERY                                                                                 MONTGOMERY
                                EMERGING                                                                                   EMERGING
                 MONTGOMERY     MARKETS                                                                     MONTGOMERY     MARKETS
 MONTGOMERY       EMERGING     FOCUS FUND                                                     MONTGOMERY     EMERGING     FOCUS FUND
  EMERGING         MARKETS     PRO FORMA                                                       EMERGING       MARKETS     PRO FORMA
MARKETS FUND     FOCUS FUND     COMBINED                                                     MARKETS FUND   FOCUS FUND     COMBINED
                                            COMMON STOCK  - 94.88%
                                            ARGENTINA - 0.61%
       35,900                      35,900   Quilmes Industrial S.A., ADR                          351,102                   351,102
                                             (Beverages: Alcoholic)
       39,200                      39,200   Siderca S.A.I.C., ADR (Steel)                         619,752                   619,752
                                                                                            ---------------------------------------
                                                                                                  970,854            0      970,854
                                                                                            ---------------------------------------

                                            BRAZIL - 4.06%
       44,400        34,400        78,800   Aracruz Celulose S.A., Sponsored ADR                  888,000      688,000    1,576,000
                                             (Pulp & Paper)
   41,000,000    40,000,000    81,000,000   Companhia Siderurgica Nacional S.A.                   653,097      637,168    1,290,265
                                             (Steel)
      121,900        35,400       157,300   Petroleo Brasileiro S.A.                            2,308,549      670,407    2,978,956
                                             (Integrated Oil)
      130,800                     130,800   Tele Centro Oeste Celular Participacoes               579,444                   579,444
                                             S.A., ADR (Wireless Telecommunications)
                                                                                            ---------------------------------------
                                                                                                4,429,090    1,995,575    6,424,665
                                                                                            ---------------------------------------

                                            CHINA/HONG KONG - 8.02%
      183,100                     183,100   China Mobile Ltd., Sponsored ADR                    2,676,922                 2,676,922
                                             (Wireless Telecommunications)
      238,500                     238,500   China Mobile Ltd.+                                    706,345                   706,345
                                             (Wireless Telecommunications)
   10,578,000     3,816,000    14,394,000   China Petroleum & Chemical Corporation,             1,885,102      680,048    2,565,150
                                             Class H (Integrated Oil)
      610,000                     610,000   China Unicom Ltd.+                                    469,243                   469,243
                                             (Major Telecommunications)
      627,000                     627,000   CNOOC Ltd.                                            840,041                   840,041
                                             (Oil & Gas Production)
    3,561,000                   3,561,000   PetroChina Company Ltd., Class H+                     757,873                   757,873
                                             (Integrated Oil)
       86,700        27,200       113,900   UTStarcom, Inc.+                                    1,747,438      548,216    2,295,654
                                             (Telecommunications Equipment)
    6,591,000     8,200,000    14,791,000   Wah Sang Gas Holdings Ltd.+                         1,056,277    1,314,136    2,370,413
                                             (Oil & Gas Pipelines)
                                                                                            ---------------------------------------
                                                                                               10,139,241    2,542,400   12,681,641
                                                                                            ---------------------------------------

                                            CZECH REPUBLIC - 2.69%
       83,300                      83,300   Komercni Banka A.S.+                                4,257,815                 4,257,815
                                             (Regional Banks)
                                                                                            --------------------------------------

                                            HUNGARY - 1.87%
      376,500                     376,500   OTP Bank Rt.                                        2,957,283                 2,957,283
                                             (Regional Banks)
                                                                                            ---------------------------------------

                                            INDIA - 3.34%
      101,095                     101,095   Hindalco Industries Ltd.                            1,470,181                 1,470,181
                                             (Aluminum)
      233,000                     233,000   Hindustan Lever Ltd.+                                 922,034                   922,034
                                             (Household/Personal Care)
      233,000                     233,000   Mahanagar Telephone Nigam Ltd.                        678,828                   678,828
                                             (Specialty Telecommunications)
      323,975                     323,975   Reliance Industries Ltd.+                           1,786,968                 1,786,968
                                             (Chemicals: Major Diversified)
       85,000                      85,000   State Bank of India                                   418,389                   418,389
                                             (Regional Banks)
                                                                                            ---------------------------------------
                                                                                                5,276,400            0    5,276,400
                                                                                            ---------------------------------------

                                            INDONESIA - 1.52%
    1,937,000                   1,937,000   PT Ramayana Lestari Sentosa Tbk                       928,150                   928,150
                                             (Department Stores)
    3,409,000                   3,409,000   PT Telekomunikasi Indonesia                         1,467,204                 1,467,204
                                             (Specialty Telecommunications)
                                                                                            ---------------------------------------
                                                                                                2,395,354            0    2,395,354
                                                                                            ---------------------------------------

                                            ISRAEL - 0.97%
       64,000                      64,000   Check Point Software Technologies Ltd.+               867,520                   867,520
                                             (Internet Software Services)
       10,000                      10,000   Teva Pharmaceutical Industries Ltd.,                  667,850                   667,850
                                             Sponsored ADR (Pharmaceuticals: Other)
                                                                                            ---------------------------------------
                                                                                                1,535,370            0    1,535,370
                                                                                            ---------------------------------------

                                            KOREA - 13.10%
       29,159         3,420        32,579   Samsung Electronics Company Ltd.                    7,974,490      935,312    8,909,802
                                             (Electronic Equipment/Instruments)
                      6,200         6,200   Samsung Electronics Company Ltd., GDR                              851,260      851,260
                                             (Electronic Equipment/Instruments)
       71,210                      71,210   Hyundai Motor Company Ltd.                          2,139,852                 2,139,852
                                             (Motor Vehicles)
       53,114                      53,114   Kookmin Bank                                        2,578,435                 2,578,435
                                             (Major Banks)
       72,170                      72,170   Koram Bank+                                           644,911                   644,911
                                             (Regional Banks)
       46,070                      46,070   LG Chem Ltd.                                        1,665,873                 1,665,873
                                             (Chemicals: Specialty)
       53,400        17,800        71,200   LG Electronics, Inc.+                               2,130,673      710,225    2,840,898
                                             (Electronics/Appliances)
       14,530         7,880        22,410   POSCO                                               1,612,431      874,464    2,486,895
                                             (Steel)
       33,200        14,400        47,600   POSCO, ADR                                            905,364      392,688    1,298,052
                                             (Steel)
       80,100                      80,100   Shinhan Financial Group Company Ltd.                1,131,920                 1,131,920
                                             (Regional Banks)
        9,150         4,070        13,220   Shinsegae Company Ltd.                              1,551,621      690,174    2,241,795
                                             (Specialty Stores)
       16,450                      16,450   SK Telecom Company Ltd.                             3,685,183                 3,685,183
                                             (Wireless Telecommunications)
                                                                                            ---------------------------------------
                                                                                               18,046,263    2,667,551   20,713,814
                                                                                            ---------------------------------------

                                            MALAYSIA - 1.96%
      128,000                     128,000   Maxis Communications Berhad                           163,368                   163,368
                                             (Wireless Telecommunications)
    1,504,600                   1,504,600   Public Bank Berhad                                  1,369,978                 1,369,978
                                             (Regional Banks)
      215,000                     215,000   Resorts World Berhad                                  599,737                   599,737
                                             (Hotels/Resorts/Cruiselines)
      249,000                     249,000   Telekom Malaysia Berhad                               520,934                   520,934
                                             (Major Telecommunications)
      168,000                     168,000   Tenaga Nasional Berhad+                               442,105                   442,105
                                             (Electric Utilities)
                                                                                            ---------------------------------------
                                                                                                3,096,122            0    3,096,122
                                                                                            ---------------------------------------

                                            MEXICO - 8.14%
      479,100                     479,100   Alfa S.A., Series A+                                  806,824                   806,824
                                             (Industrial Conglomerates)
       86,600                      86,600   America Movil S.A. de C.V., Series L                1,160,440                 1,160,440
                                             (Wireless Telecommunications)
      185,600                     185,600   Apasco S.A. de C.V.                                 1,088,372                 1,088,372
                                             (Construction Materials)
       43,300        18,600        61,900   Fomento Economico Mexicano S.A. de C.V.,            1,698,226      729,492    2,427,718
                                             Sponsored ADR (Beverages: Alcoholic)
    3,306,700     1,376,000     4,682,700   Grupo Financiero BBVA Bancomer S.A.                 2,691,500    1,120,000    3,811,500
                                             de C.V., Series O+ (Regional Banks)
      416,000                     416,000   Grupo Mexico S.A., Series B                           583,801                   583,801
                                             (Other Metals/Minerals)
      224,400                     224,400   Organizacion Soriana S.A. de C.V.,                    556,726                   556,726
                                             Series B+ (Specialty Stores)
       75,880                      75,880   Telefonos de Mexico S.A. de C.V.,                   2,434,231                 2,434,231
                                             Series L, Sponsored ADR+
                                             (Major Telecommunications)
                                                                                            ---------------------------------------
                                                                                               11,020,120    1,849,492   12,869,612
                                                                                            ---------------------------------------

                                            PAKISTAN - 0.29%
    1,185,000                   1,185,000   Hub Power Company Ltd. (The)                          458,162                   458,162
                                             (Electric Utilities)
                                                                                            ---------------------------------------

                                            PERU - 1.02%
       62,900                      62,900   Compania de Minas Buenaventura S.A.,                1,610,240                 1,610,240
                                             ADR (Precious Metals)
            1                           1   Ferreyros Enrique S.A., ADR+                                -                         0
                                             (Trucks/Construction/Farm Machine)
                                                                                            ---------------------------------------
                                                                                                1,610,240            0    1,610,240
                                                                                            ---------------------------------------

                                            PHILIPPINES - 1.51%
    5,432,000                   5,432,000   Ayala Land, Inc.                                      604,455                   604,455
                                             (Real Estate Development)
      239,600                     239,600   Philippine Long Distance Telephone                  1,787,416                 1,787,416
                                             Company, Sponsored ADR (Specialty
                                             Telecommunications)
                                                                                            ---------------------------------------
                                                                                                2,391,871            0    2,391,871
                                                                                            ---------------------------------------

                                            POLAND - 0.32%
       22,380                      22,380   Bank Pekao S.A.                                        512,99                   512,990
                                             (Regional Banks)
                                                                                            ---------------------------------------

                                            RUSSIA - 6.41%
       55,200        32,100        87,300   Gazprom, Sponsored ADR, Series S                       910,80      529,650    1,440,450
                                             (Oil & Gas Pipelines)
       39,600                      39,600   Lukoil Holding Company Sponsored ADR                 2,574,00                 2,574,000
                                             (Integrated Oil)
       59,800                      59,800   Mobile Telesystems, ADR                              1,811,34                 1,811,342
                                             (Wireless Telecommunications)
       23,000         8,000        31,000   YUKOS, ADR                                           3,197,69    1,112,240    4,309,930
                                             (Integrated Oil)
                                                                                            ---------------------------------------
                                                                                                8,493,832    1,641,890   10,135,722
                                                                                            ---------------------------------------

                                            SOUTH AFRICA - 15.33%
       87,300        16,600       103,900   Anglo American Platinum Corporation Ltd.            3,403,696      647,209    4,050,905
                                             (Precious Metals)
      326,432                     326,432   Anglo American PLC                                  5,414,350                 5,414,350
                                             (Other Metals/Minerals)
      257,700        92,800       350,500   Gold Fields Ltd.                                    3,214,322    1,157,505    4,371,827
                                             (Precious Metals)
       44,700        41,700        86,400   Harmony Gold Mining Company Ltd.                      612,169      571,084    1,183,253
                                             (Precious Metals)
       54,930                      54,930   Impala Platinum Holdings Ltd.                       3,001,080                 3,001,080
                                             (Precious Metals)
       18,970                      18,970   Pepsi International Bottlers                            5,691                     5,691
                                             (Beverages: Non-Alcoholic)
       96,800                      96,800   Sappi Ltd.                                          1,353,690                 1,353,690
                                             (Pulp & Paper)
      400,336        59,200       459,536   Sasol Ltd.                                          4,231,661      625,760    4,857,421
                                             (Chemicals: Major Diversified)
                                                                                            ---------------------------------------
                                                                                               21,236,659    3,001,558   24,238,217
                                                                                            ---------------------------------------

                                            TAIWAN - 16.19%
      463,000                     463,000   Asustek Computer, Inc.+                             1,392,742                 1,392,742
                                             (Computer Processing Hardware)
      570,058                     570,058   Cathay Financial Holding Company Ltd.+                839,475                   839,475
                                             (Life/Health Insurance)
    3,439,000     1,668,000     5,107,000   China Steel Corporation                             1,770,452      858,713    2,629,165
                                             (Steel)
    1,520,000       765,000     2,285,000   Chinatrust Financial Holding Company Ltd.+          1,342,113      675,471    2,017,584
                                             (Regional Banks)
    1,589,250                   1,589,250   Compal Electronics, Inc.                            1,526,936                 1,526,936
                                             (Computer Processing Hardware)
    2,244,000       925,000     3,169,000   Formosa Chemicals & Fibre Corporation               2,041,832      841,664    2,883,496
                                             (Chemicals: Major Diversified)
      716,000                     716,000   Formosa Plastic Corporation                           859,371                   859,371
                                             (Chemicals: Specialty)
      459,600       185,000       644,600   Hon Hai Precision Industry Company Ltd.             1,877,743      755,837    2,633,580
                                             (Computer Peripherals)
      187,000                     187,000   Quanta Computer, Inc.                                 526,130                   526,130
                                             (Computer Processing Hardware)
      156,000                     156,000   Realtek Semiconductor Corporation                     557,977                   557,977
                                             (Semiconductors)
    3,049,017       555,280     3,604,297   Taiwan Semiconductor Manufacturing                  6,205,721    1,130,172    7,335,893
                                             Company Ltd.+ (Semiconductors)
    1,255,490                   1,255,490   United Microelectronics Corporation+                1,506,889                 1,506,889
                                             (Semiconductors)
    1,425,000                   1,425,000   Yuanta Core Pacific Securities Company+               882,894                   882,894
                                             (Investment Banks/Brokers)
                                                                                            ---------------------------------------
                                                                                               21,330,275    4,261,857   25,592,132
                                                                                            ---------------------------------------

                                            THAILAND - 1.02%
      480,100                     480,100   Bangkok Bank Public Company Ltd.+                     791,310                   791,310
                                             (Regional Banks)
       31,800                      31,800   Siam Cement Public Company Ltd. (The)                 823,311                   823,311
                                             (Construction Materials)
                                                                                            ----------------------------------------
                                                                                                1,614,621            0    1,614,621
                                                                                            ---------------------------------------

                                            TURKEY - 0.33%
  126,368,000                 126,368,000   Tupras-Turkie Petrol Rafinerileri A.S.                518,065                   518,065
                                             (Oil Refining/Marketing)
                                                                                            ---------------------------------------

                                            UNITED KINGDOM 0.00%
            1                           1   Liberty International PLC+                                  9                         9
                                             (Finance/Rental/Leasing)
                                                                                            ---------------------------------------

                                            TOTAL COMMON STOCKS (COST $140,484,756)           130,265,126   19,746,895  150,012,021
                                                                                            ---------------------------------------

                                            PREFERRED STOCK - 3.71%
                101,500,000   101,500,000   Banco do Brasil S.A.                                                            344,202
                                             (Major Banks)
  108,800,000                 108,800,000   Centrais Eletricas Brasileiras                      1,036,007                 1,036,007
                                             S.A., Series B+ (Electric Utilities)
       73,700                      73,700   Companhia de Bebidas das Americas, ADR              1,145,298                 1,145,298
                                             (Beverages: Alcoholic)
      211,400                     211,400   Companhia Paranaense de Energia-Copel,                856,170                   856,170
                                             Sponsored ADR (Electric Utilities)
       40,500                      40,500   Telecomunicacoes Brasileiras S.A.,                    918,540                   918,540
                                             Sponsored ADR (Major
                                             Telecommunications)
   53,200,000                  53,200,000   Telemar Norte Leste S.A., Series A                    941,593                   941,593
                                             (Major Telecommunications)
      256,000                     256,000   Usinas Siderurgicas de Minas Gerais                   628,899                   628,899
                                             S.A., Class A (Steel)
      487,888                     487,888   Vale do Rio Doce, Series B                                  2                         2
                                             (Other Metals/Minerals)
                                                                                            ---------------------------------------
                                            Total Preferred Stock                               5,526,509      344,202    5,870,711
                                             (Cost $7,961,813)

                                            SHORT-TERM INVESTMENTS - 3.01%
                  1,188,500     1,188,500   Bear Stearns Securities, Inc. 1.89%                              1,188,500    1,188,500
                                             dated 06/28/02, due 07/01/02
                  1,188,500     1,188,500   Countrywide Securities, Inc. 2.03%                               1,188,500    1,188,500
                                             dated 06/28/02, due 07/01/02
                  1,188,500     1,188,500   Greenwich Capital Securities, Inc.                               1,188,500    1,188,500
                                             2.03% dated 6/28/02, due 7/1/02
                  1,188,500     1,188,500   J.P. Morgan Securities, Inc. 2.0%                                1,188,500    1,188,500
                                             dated 6/28/02, due 7/1/02
                                                                                            ---------------------------------------
                                            Total Short-Term Investments                                -    4,754,000    4,754,000
                                             (Cost $4,754,000)
                                                                                            ---------------------------------------

                                            Total Investment in Securities        101.60%     135,791,635   24,845,097  160,636,732
                                             (Cost $153,200,569)
                                            Other Assets and Liabilities, Net      (1.60)%       (708,329)  (1,824,876)  (2,533,205)
                                                                                            ---------------------------------------
                                            Total Net Assets                      100.00%     135,083,306   23,020,221  158,103,527
                                                                                            =======================================

(1) It is expected that some security positions will be sold over time after the Reorganization to make the Wells Fargo Montgomery Emerging Markets Focus Fund's investments more focused among a smaller number of emerging markets countries.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF INTERNATIONAL EQUITY FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 2002  (UNAUDITED)

                                                                                                                    WELLS FARGO
                                                          WELLS FARGO        MONTGOMERY                        INTERNATIONAL EQUITY
                                                     INTERNATIONAL EQUITY   INTERNATIONAL      PRO FORMA          FUND PRO FORMA
                                                             FUND            GROWTH FUND      ADJUSTMENTS            COMBINED
                                                     --------------------  ----------------  --------------    --------------------
ASSETS
Investments:
     In securities, at market value (see cost below) $        419,464,141  $     25,921,813                    $        445,385,954
     Cash                                                          50,000            39,651                                  89,651
     Foreign currency                                                   0                 7                                       7
Collateral for Securities Loaned                                6,984,351                 0                               6,984,351
Receivables:
     Dividends, interest, other receivables                     1,259,930            55,706                               1,315,636
     Fund shares sold                                           6,584,158                 0                               6,584,158
     Investment securities sold                                   121,130                 0                                 121,130
     For options and short sales                                        0           300,507                                 300,507
Prepaid expenses and other assets                                  37,116           121,394                                 158,510
Total Assets                                                  434,500,826        26,439,078               -             460,939,904
LIABILITIES
Net unrealized depreciation of forward foreign-
 currency exchange contracts                                            0             2,386                                   2,386
Payables:
     Payable for securities loaned                              6,984,351                 0                               6,984,351
     Investment securities purchased                                    0            81,694                                  81,694
     Fund shares redeemed                                         371,107                 0                                 371,107
     Due to other related parties                                 121,716            66,368                                 188,084
     Due to advisor and affiliates                                327,176            49,913                                 377,089
     Other accrued liabilities and expenses                       236,828           209,005                                 445,833
Total Liabilities                                               8,041,178           409,366               -               8,450,544
TOTAL NET ASSETS                                     $        426,459,648  $     26,029,712  $            -    $        452,489,360

NET ASSETS CONSIST OF:
     Paid-in capital                                 $        645,281,468  $     67,781,795                    $        713,063,263
     Undistributed net investment income (loss)                   542,963           (28,307)                                514,656
     Undistributed net realized gain (loss)
      on investments and foreign currencies                   (84,090,356)      (36,348,076)                           (120,438,432)
     Net unrealized appreciation (depreciation)
      of investments and foreign currencies                  (135,274,427)       (5,375,700)                           (140,650,127)
TOTAL NET ASSETS                                     $        426,459,648  $     26,029,712  $            -    $        452,489,360

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                 $         22,805,758                NA  $   26,029,712    $         48,835,470
Shares outstanding - Class A                                    2,696,891                NA       3,076,798(1)            5,773,689
Net asset value per share - Class A                  $               8.46                NA                    $               8.46
Maximum offering price per share - Class A (2)       $               8.97                NA                    $               8.97
Net assets - Class B                                 $         29,106,526                NA                    $         29,106,526
Shares outstanding - Class B                                    3,552,412                NA                               3,552,412
Net asset value and offering price per
 share - Class B                                     $               8.19                NA                    $               8.19
Net assets - Class C                                 $          2,167,071                NA                    $          2,167,071
Shares outstanding - Class C                                      264,860                NA                                 264,860
Net asset value and offering price per
 share - Class C                                     $               8.18                NA                    $               8.18
Maximum offering price per share - Class C (3)       $               8.26                NA                    $               8.26
Net assets - Institutional Class                     $        372,380,293                NA                    $        372,380,293
Shares outstanding - Institutional Class                       44,034,152                NA                              44,034,152
Net asset value and offering price per
 share - Institutional Class                         $               8.46                NA                    $               8.46
Net assets - Class R                                                   NA  $     23,903,074  $  (23,903,074)                     NA
Shares outstanding - Class R                                           NA         2,947,170      (2,947,170)(1)                  NA
Net asset value and offering price per
 share - Class R                                                       NA  $           8.11                                      NA
Net assets - Class P                                                   NA  $      2,126,638  $   (2,126,638)                     NA
Shares outstanding - Class P                                           NA           263,458        (263,458)(1)                  NA
Net asset value and offering price per
 share - Class P                                                       NA  $           8.07                                      NA

INVESTMENTS AT COST                                  $        554,785,523  $     31,297,513                    $        586,083,036
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Share adjustments based on surviving Fund NAV.
(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more the offering price is reduced.
(3)  Maximum offering price is computed as 100/99 of net asset value.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF INTERNATIONAL EQUITY FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                                                    WELLS FARGO
                                                          WELLS FARGO        MONTGOMERY                        INTERNATIONAL EQUITY
                                                     INTERNATIONAL EQUITY   INTERNATIONAL      PRO FORMA          FUND PRO FORMA
                                                             FUND            GROWTH FUND      ADJUSTMENTS             COMBINED
                                                     --------------------  ----------------  --------------    --------------------
INVESTMENT INCOME
  Dividends (1)                                      $          4,500,346  $        547,850               -    $          5,048,196
  Interest                                                        243,942            24,647               -                 268,589
  Security Lending Income                                          79,797            27,175               -                 106,972
TOTAL INVESTMENT INCOME                                         4,824,085           599,672               -               5,423,757

EXPENSES
  Advisory fees                                                 2,792,423         1,002,218        (615,764)(2)           3,178,877
  Administration fees                                             418,863            25,413          32,556(2)              476,832
  Custody fees                                                    646,723            33,946        (362,781)(2)             317,888
  Shareholder servicing fees                                      184,582                 0          96,618(2)              281,200
  Portfolio accounting fees                                        63,907            15,297         (23,084)(2)              56,120
  Transfer agency fees
     Class A/Class R/Class P                                       88,767           193,639         147,847(2)              430,253
     Class B                                                      251,736                NA                                 251,736
     Class C                                                       15,511                NA                                  15,511
     Institutional Class                                           73,439                NA                                  73,439
  Distribution fees
     Class A/Class P                                                    0             7,362          (7,362)(2)                   -
     Class B                                                      300,810                NA                                 300,810
     Class C                                                       22,330                NA                                  22,330
  Legal and audit fees                                             34,987            45,407         (40,565)(2)              39,829
  Registration fees                                                10,671            19,397         (17,920)(2)              12,148
  Directors' fees                                                   5,726             5,059          (5,059)(2)               5,726
  Shareholder reports                                               8,003            36,629         (35,521)(2)               9,111
  Other                                                             4,912            33,699         (33,019)(2)               5,592
TOTAL EXPENSES                                                  4,923,390         1,418,066        (864,054)(2)           5,477,402
Less:
  Waived fees and reimbursed expenses fees                       (360,711)         (768,469)        229,709(2)             (899,471)
NET EXPENSES                                                    4,562,679           649,597        (634,345)              4,577,931
NET INVESTMENT INCOME (LOSS)                                      261,406           (49,925)        634,345                 845,826

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments             (26,630,138)      (11,196,656)                            (37,826,794)
  Net realized gain (loss) on foreign currency
   transactions                                                       429          (278,653)                               (278,224)
  Net change in unrealized appreciation
   or depreciation of investments                             (85,117,991)       42,827,236                             (42,290,755)
  Net change in unrealized appreciation or
   depreciation on foreign currency contracts                      17,712                 0                                  17,712
  Net change in unrealized appreciation or
   depreciation on forward foreign-currency
   exchange contracts                                                   0           (20,796)                                (20,796)
  Net change in unrealized appreciation or
   depreciation on foreign-currency transactions
   and other assets and liabilities                                     0            16,396                                  16,396
Net Gain (Loss) On Investments                               (111,729,988)       31,347,527               -             (80,382,461)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $       (111,468,582) $     31,297,602         634,345    $        (79,536,635)
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Net of foreign withholding taxes of $80,470
(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WELLS FARGO INTERNATIONAL EQUITY FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
AS OF SEPTEMBER 30, 2002 (UNAUDITED) (NOTE 1)

                SHARES                              SECURITY NAME                                    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                             WELLS FARG
                             INTERNATIONAL                                                                           WELLS FARGO
WELLS FARGO    MONTGOMERY    EQUITY FUND                                               WELLS FARGO    MONTGOMERY     INTERNATIONAL
INTERNATIONAL  INTERNATIONAL PRO FORMA                                                 INTERNATIONAL  INTERNATIONAL  EQUITY FUND PRO
EQUITY FUND    GROWTH FUND   COMBINED                                                  EQUITY FUND    GROWTH FUND    FORMA COMBINED
                                            COMMON STOCK - 94.73%
                                            AUSTRALIA - 4.15%
                                            Australia & New Zealand Banking
                   14,900       14,900       Group Ltd. (Major Banks)                                 $     142,814  $     142,814
                                            News Corporation Ltd. (The)
                   42,393       42,393       (Media Conglomerates)                                          202,359        202,359
                                            BHP Billiton Limited (Oil & Gas
   1,914,750                 1,914,750       Extraction)                               $   9,415,354                     9,415,354
                                            Foster's Group Limited (Food &
   1,643,600                 1,643,600       Kindred Products)                             4,116,926                     4,116,926
                                            News Corporation Limited
                                             (Printing, Publishing & Allied
   1,022,040                 1,022,040       Industries)                                   4,881,269                     4,881,269
                                                                                       -------------------------------------------
                                                                                          18,413,549        345,173     18,758,722
                                                                                       -------------------------------------------
                                            BELGIUM - 0.09%
                   17,490       17,490      Interbrew (Beverages: Alcoholic)                                414,251        414,251
                                                                                       -------------------------------------------
                                            BRAZIL - 0.68%
                                            Aracruz Celulose SA  ADR (Paper
     209,300                   209,300       & Allied Products)                            3,068,338                     3,068,338
                                                                                       -------------------------------------------
                                            CANADA - 2.62%
                                            Bombardier Incorporated
     146,666                   146,666       (Transportation Equipment)+                     403,137                       403,137
                                            Loblaw Companies Limited
     306,700       16,700      323,400       (Food Stores)                                10,881,893        592,570     11,474,463
                                                                                       -------------------------------------------
                                                                                          11,285,030        592,570     11,877,600
                                                                                       -------------------------------------------
                                            FINLAND -1.13%
     112,348       31,350      143,698      Nokia Oyj (Services)                           1,493,325        416,471      1,909,796
                                            Stora Enso Oyj (Paper & Allied
     329,400                   329,400       Products)                                     3,190,189                     3,190,189
                                                                                       -------------------------------------------
                                                                                           4,683,514        416,471      5,099,985
                                                                                       -------------------------------------------
                                            FRANCE - 8.88%
                                            Autoroutes du Sud de la France
                   13,000       13,000       (Other Transportation)                                         346,683        346,683
                                            Aventis S.A. (Pharmaceuticals:
     138,444        7,000      145,444       Major)                                        7,251,314        366,437      7,617,751
                    8,680        8,680      BNP Paribas S.A. (Major Banks)                                  282,745        282,745
      46,317                    46,317      Cap Gemini SA (Business Services)                741,519                       741,519
                                            Groupe Danone ADR (Food & Kindred
     197,271                   197,271       Products)                                     4,746,340                     4,746,340
                                            Lafarge SA (Business Services/
      48,550                    48,550       Computer Software)                            3,876,746                     3,876,746
                                            L'Oreal S.A. (Household/Personal
                    5,700        5,700       Care)                                                          410,982        410,982
                                            Sanofi-Synthelabo S.A.
      46,950        2,700       49,650       (Pharmaceuticals: Major)                      2,647,024        152,140      2,799,164
                                            Societe Television Francaise 1
                   13,290       13,290       (Broadcasting)                                                 282,089        282,089
                                            Suez Lyonnaise des Eaux
                                             (Electric, Gas & Sanitary
     187,400                   187,400       Services)                                     2,948,352                     2,948,352
                                            Television Francaise (TF1)
      94,898                    94,898       (Communications)                              2,015,395                     2,015,395
                                            Total Fina Elf (Oil & Gas
     102,660        4,500      107,160       Extraction)                                  13,513,635        592,028     14,105,663
                                                                                       -------------------------------------------
                                                                                          37,740,325      2,433,104     40,173,429
                                                                                       -------------------------------------------
                                            GERMANY - 4.00%
      46,900                    46,900      Allianz AG (Insurance Carriers)                4,036,990                     4,036,990
                                            Deutsche Bank AG (Foreign
      63,106                    63,106       Depository Institutions)                      2,887,476                     2,887,476
                                            Deutsche Telekom AG (Other
                   17,300       17,300       Telephone/Communication)                                       146,096        146,096
                                            E.ON AG (Electric, Gas & Sanitary
      98,400        8,800      107,200       Services)                                     4,638,528        414,597      5,053,125
                                            Muenchener Rueckversicherungs-
                                             Gesellschaft AG (Business
      22,410        2,580       24,990       Services)                                     2,285,537        262,981      2,548,518
      63,100        1,900       65,000      SAP AG (Services)                              2,806,135         84,448      2,890,583
                                            Schering AG (Pharmaceuticals:
                    8,400        8,400       Major)                                                         393,263        393,263
                                            Siemens AG (Electronic Equipment/
                    4,600        4,600       Instruments)                                                   154,249        154,249
                                                                                       -------------------------------------------
                                                                                          16,654,666      1,455,634     18,110,300
                                                                                       -------------------------------------------
                                            HONG KONG - 1.80%
                                            Cheung Kong Holdings Limited
     629,927                   629,927       (Real Estate)                                 3,973,610                     3,973,610
                                            China Mobile Limited
   1,700,348                 1,700,348       (Communications)+                             3,924,101                     3,924,101
                                            Hutchison Whampoa Ltd.
                   46,000       46,000       (Industrial Conglomerates)                                     266,585        266,585
                                                                                       -------------------------------------------
                                                                                           7,897,711        266,585      8,164,296
                                                                                       -------------------------------------------
                                            HUNGARY - 0.65%
     173,600                   173,600      Magyar Tavkozlesi Rt (Matav) ADR
                                              (Communications)                             2,690,800                     2,690,800
                   15,200       15,200      OTP Bank Rt., Sponsored GDR
                                              (Regional Banks)                                              248,976        248,976
                                                                                       -------------------------------------------
                                                                                           2,690,800        248,976      2,939,776
                                                                                       -------------------------------------------
                                            IRELAND - 1.37%
                                            Anglo Irish Bank Corporation PLC
                   77,500       77,500       (Regional Banks)                                               464,639        464,639
                                            Ryanair Holdings plc ADR
     157,958       10,700      168,658       (Transportation By Air)+                      5,353,196        362,302      5,715,498
                                                                                       -------------------------------------------
                                                                                           5,353,196        826,941      6,180,137
                                                                                       -------------------------------------------
                                            ITALY - 3.23%
                                            Banco Popolare di Verona e Novara
                   45,700       45,700       Scrl (Regional Banks)                                          522,245        522,245
     614,150       28,100      642,250      ENI SpA (Oil & Gas Extraction)                 8,424,238        386,063      8,810,301
                                            Gucci Group N.V.
                    1,800        1,800       (Apparel/Footwear)                                             151,474        151,474
                                            Riunione Adriatica di Sicurta SpA
                   47,600       47,600       (Multi-Line Insurance)                                         557,122        557,122
                                            San Paolo IMI SpA (Nondepository
     641,500                   641,500       Credit Institutions)                          3,607,245                     3,607,245
                                            Snam Rete Gas SpA (Oil & Gas
                   71,000       71,000       Pipelines)                                                     210,380        210,380
                                            Telecom Italia SpA (Major
                   34,600       34,600       Telecommunications)                                            244,689        244,689
                                            UniCredito Italiano SpA
                  136,100      136,100       (Major Banks)                                                  494,688        494,688
                                                                                       -------------------------------------------
                                                                                          12,031,483      2,566,661     14,598,144
                                                                                       -------------------------------------------
                                            JAPAN - 18.35%
                                            Aiful Corporation (Foreign
      34,180                    34,180       Depository Institutions)                      1,973,758                     1,973,758
                                            Canon Incorporated (Measuring,
                                             Analyzing, & Controlling
                                             Instruments; Photographic, Medical
     244,435                   244,435       & Optical Goods                               7,991,219                     7,991,219
                                            Canon, Inc. (Electronic Equipment/
                   12,000       12,000       Instruments)                                                   392,150        392,150
                                            Denso Corporation (Auto Parts:
                   10,000       10,000       O.E.M.)                                                        162,657        162,657
                    6,000        6,000      Fanuc Ltd. (Industrial Machinery)                               268,002        268,002
                                            Fuji Photo Film Company
                                             (Measuring, Analyzing, &
                                             Controlling Instruments:
                                             Photographic, Medical & Optical
     173,935                   173,935       Goods                                         5,186,330                     5,186,330
                                            Fujisawa Pharmaceutical Company
                                             Limited (Chemicals & Allied
     130,185                   130,185       Products)                                     2,673,422                     2,673,422
                                            Honda Motor Company Ltd. (Motor
                   13,900       13,900       Vehicles)                                                      562,665        562,665
                                            ITO EN Ltd. (Beverages: Non-
                   12,300       12,300       Alcoholic)                                                     438,312        438,312
                                            Konami Corporation (Electronic &
                                             Other Electrical Equipment &
                                             Components Except computer
     116,555                   116,555       Equipment)                                    2,996,690                     2,996,690
                                            Mitsubishi Tokyo Financial Group,
          58                        58       Inc. (Major Banks)                                             428,130        428,130
                                            Murata Manufacturing Company
                                             Limited (Electronic & Other
                                             Electrical Equipment & Components,
      21,845                    21,845       Except Computer Equipment                     1,112,526                     1,112,526
                                            Nintendo Company Limited
                                             (Miscellaneous Manufacturing
                   79,245       79,245       Industries)                                   9,230,275                     9,230,275
                                            Nomura Holdings Incorporated
                                             (Security & Commodity Brokers,
     396,660                   396,660       Dealers, Exchanges & Services)                5,213,207                     5,213,207
       1,476                     1,476      NTT DoCoMo Incorporated (Services)             2,521,833                     2,521,833
                                            Oriental Land Company Ltd.
                    5,200        5,200       (Movies/Entertainment)                                         332,178        332,178
                                            Ricoh Company Limited (Electronic
                                             & Other Electrical Equipment &
                                             Components, Except Computer
     141,305                   141,305       Equipment                                     2,454,904                     2,454,904
                                            Rinnai Corporation (Building
                                             Materials, Hardware, Garden Supply
      68,670                    68,670       & Mobile Home Dealers)                        1,610,422                     1,610,422
                    1,800        1,800      Rohm Company Ltd. (Semiconductors)                              211,200        211,200
                                            Secom Company Limited (Security
     110,970                   110,970       Systems Services)                             4,439,163                     4,439,163
                                            Sega Enterprises (Recreational
                   20,400       20,400       Products)                                                      381,066        381,066
                                            Seven-Eleven Japan Company Limited
     220,900       19,000      239,900       (Miscellaneous Retail)                        7,475,831        642,746      8,118,577
                                            Sharp Corporation (Electronic &
                                             Other Electrical Equipment &
                                             Components, Except Computer
     241,985                   241,985       Equipment                                     2,323,644                     2,323,644
                                            Sony Corporation (Capital
     126,245        8,400      134,645       Equipment)                                    5,299,094        352,443      5,651,537
                                            Takeda Chemical Industries
      69,480       10,000       79,480       (Chemicals & Allied Products)                 2,802,256        403,153      3,205,409
                                            Tostem Inax Holding Corporation
                                             (Building Materials, Hardware,
                                             Garden Supply & Mobile Home
      92,480                    92,480       Dealers)                                      1,348,381                     1,348,381
                                            Toyota Motor Corporation
     458,900                   458,900       (Transportation Equipment)                   11,798,559                    11,798,559
                                                                                       -------------------------------------------
                                                                                          78,451,514      4,574,702     83,026,216
                                                                                       -------------------------------------------
                                            KOREA, REPUBLIC OF - 2.20%
                                            Kookmin Bank ADR (Domestic
      90,300                    90,300       Depository Institutions)                      3,199,329                     3,199,329
                                            KT Corporation ADR
      27,650                    27,650       (Communications)                                613,277                       613,277
      75,540                    75,540      KT Corporation (Communications)                3,371,690                     3,371,690
                                            Samsung Electronics GDR
                                             (Electronic & Other Electrical
                                             Equipment & Components, Except
      42,200        2,200       44,400       Computer Equipment                            2,526,328        260,700      2,787,028
                                                                                       -------------------------------------------
                                                                                           9,710,624        260,700      9,971,324
                                                                                       -------------------------------------------
                                            LUXEMBOURG - 0.44%
                                            Arcelor (Primary Metal
     196,306                   196,306       Industries)+                                  1,990,433                     1,990,433
                                                                                       -------------------------------------------
                                            MEXICO - 4.15%
                                            America Movil SA de CV
   3,034,100                 3,034,100       (Communications)                              1,835,974                     1,835,974
                  310,000      310,000      Grupo Financiero (Regional Banks)                               220,063        220,063
                                            Grupo Televisa SA Series CPO
   2,426,400                 2,426,400       (Communications)+                             3,064,580                     3,064,580
                                            Telefonos de Mexico SA de CV
   3,248,800                 3,248,800       Series L (Communications)                     4,582,847                     4,582,847
                                            Wal-Mart de Mexico SA de CV
                                             Series V (General Merchandise
   3,755,400                 3,755,400       Stores)                                       9,086,098                     9,086,098
                                                                                       -------------------------------------------
                                                                                          18,569,499        220,063     18,789,562
                                                                                       -------------------------------------------
                                            NETHERLANDS - 5.78%
                                            ASML Holding NV (Electronic &
                                             Other Electrical Equipment &
                                             Components, Except Computer
     247,100                   247,100       Equiipment+                                   1,518,902                     1,518,902
                                            Heineken NV (Food & Kindred
      67,884                    67,884       Products)                                     2,663,999                     2,663,999
                                            Koninklijke (Royal) Philips
                                             Electronics NV NY Shares
                                             (Electronic & Other Electrical
                                             Equipment & Components, Except
     448,300        9,500      457,800       Computer Equipment)                           6,513,799        137,932      6,651,731
                                            Royal Dutch Petroleum Company
                                             (Petroleum Refining & Related
     235,900       10,700      246,600       Industries)                                   9,523,283        431,719      9,955,002
                                            TNT Post Group NV (Transportation
     319,600                   319,600       Services)                                     5,356,725                     5,356,725
                                                                                       -------------------------------------------
                                                                                          25,576,708        569,651     26,146,359
                                                                                       -------------------------------------------
                                            NORWAY - 0.09%
                                            Tandberg ASA (Telecommunication
                   39,400       39,400       Equipment)                                                     385,498        385,498
                                                                                       -------------------------------------------
                                            SINGAPORE - 1.50%
                                            DBS Group Holdings Limited
   1,077,900                 1,077,900       (Nondepository Credit Institutions)           6,792,825                     6,792,825
                                                                                       -------------------------------------------
                                            SPAIN - 1.80%
                                            Amadeus Global Travel Distribution
                                             S.A., Class A (Miscellaneous
                  129,800      129,800       Commercial Service)                                            543,583        543,583
                                            Banco Bilbao Vizcaya Argentaria
                   33,500       33,500       S.A. (Major Banks)                                             250,145        250,145
                                            Banco Popular Espanol S.A.
                   11,100       11,100       (Regional Banks)                                               427,356        427,356
                                            Banco Santander Central Hispano SA
     669,231                   669,231       (Foreign Depository Institutions)             3,419,269                     3,419,269
                   19,200       19,200      Iberdrola S.A. (Electric Utilities)                             248,426        248,426
     387,471       49,400      436,871      Telefonica SA (Communications)+                2,887,203        367,895      3,255,098
                                                                                       -------------------------------------------
                                                                                           6,306,472      1,837,405      8,143,877
                                                                                       -------------------------------------------
                                            SWEDEN - 0.07%
                                            Securitas AB, Class B
                   26,000       26,000       (Miscellaneous Commercial Service)                             322,268        322,268
                                                                                       -------------------------------------------
                                            SWITZERLAND - 9.56%
     153,979        9,109      163,088      Adecco SA (Business Services)                  5,210,256        307,645      5,517,901
                                            Credit Suisse Group (Foreign
     126,092                   126,092       Depository Institutions)                      2,473,533                     2,473,533
      70,486        2,496       72,982      Nestle SA (Food & Kindred Products)           15,406,044        544,520     15,950,564
                                            Novartis AG (Chemicals & Allied
     198,271       10,700      208,971       Products)                                     7,839,485        422,273      8,261,758
                                            Roche Holdings Corporation
                    5,000        5,000       (Pharmaceuticals: Major)                                       337,568        337,568
                                            STMicroelectronics NV (Electronic
                                             & Other Electrical Equipment &
                                             Components, Except Computer
     268,600                   268,600       Equipment)                                    3,612,691                     3,612,691
      55,230                    55,230      Swiss Reinsurance (Financial)                  3,105,989                     3,105,989
      87,622        8,395       96,017      UBS AG (Financial)                             3,645,911        348,654      3,994,565
                                                                                       -------------------------------------------
                                                                                          41,293,909      1,960,660     43,254,569
                                                                                       -------------------------------------------
                                            TAIWAN - 0.55%
                                            Ase Test Limited (Electronic &
                                             Other Electrical Equipment &
                                             Components, Except Computer
     704,700                   704,700       Equipment Computer Equipment)+                2,487,591                     2,487,591
                                                                                       -------------------------------------------
                                            UNITED KINGDOM - 21.64%
                                            Amvescap plc (Security & Commodity
                                             Brokers, Dealers, Exchanges &
     114,700                   114,700       Services)                                       542,944                       542,944
                                            ARM Holdings plc (Electronic &
                                             Other Electrical Equipment &
                                             Components, Except Computer
   1,030,299                 1,030,299       Equipment)                                    2,009,138                     2,009,138
                                            BAE Systems plc (Fabricated Metal
                                             Products, Except Machinery &
   1,095,576                 1,095,576       Transportation Equipment)                     3,308,023                     3,308,023
                                            Barclays plc (Foreign Depository
     923,355       71,000      994,355       Institutions)                                 5,394,514        411,642      5,806,156
     538,800                   538,800      Boots Company plc (Retail)                     4,478,137                     4,478,137
   1,107,393                 1,107,393      BP Amoco plc (Oil & Gas Extraction)            7,401,428                     7,401,428
                   98,600       98,600      BP PLC (Integrated Oil)                                         654,875        654,875
                                            British Sky Broadcasting Group plc
     250,407                   250,407       (Communications)+                             2,018,205                     2,018,205
                                            Burberry Group PLC
                   65,500       65,500       (Apparel/Footwear)                                             202,090        202,090
     984,200                   984,200      Capita Group plc (Health Services)             3,064,597                     3,064,597
                                            Centrica plc (Electric, Gas &
     850,703      120,100      970,803       Sanitary Services)                            2,217,463        311,149      2,528,612
                                            Compass Group plc (Eating &
   1,033,400       85,100    1,118,500       Drinking Places)                              4,306,646        353,758      4,660,404
                                            Diageo plc (Eating & Drinking
   1,043,300       26,400    1,069,700       Places)                                      12,945,268        325,812     13,271,080
                                            GlaxoSmithKline plc  ADR
      10,000                    10,000       (Chemicals & Allied Products)                   384,300                       384,300
                                            GlaxoSmithKline plc (Chemicals &
     325,117       36,381      361,498       Allied Products)                              6,288,827        694,052      6,982,879
   1,420,783      127,700    1,548,483      Granada plc (Communications)                   1,502,605        136,346      1,638,951
                                            HSBC Holdings plc (Nondepository
     468,565       52,400      520,965       Credit Institutions)+                         4,821,085        539,157      5,360,242
                                            Lloyds TSB Group plc (Foreign
     847,400                   847,400       Depository Institutions)                      6,256,751                     6,256,751
                                            Matalan PLC (Apparel/Footwear
                   40,000       40,000       Retail)                                                         96,250         96,250
                   11,100       11,100      Next PLC (Apparel/Footwear Retail)                              160,954        160,954
                                            Pearson plc (Printing, Publishing
     460,680                   460,680       & Allied Industries)                          3,691,207                     3,691,207
                                            Royal Bank of Scotland Group plc
     463,500       29,750      493,250       (Foreign Depository Institution)              8,746,933        554,938      9,301,871
                                            Shire Pharmaceuticals Group plc
     184,400                   184,400       (Chemicals & Allied Products)+                1,493,458                     1,493,458
                                            Tesco plc (Food & Kindred
     704,800      141,100      845,900       Products)                                     2,280,503        448,635      2,729,138
                                            Vodafone Airtouch plc
   3,439,229      530,299    3,969,528       (Communications)                              4,408,020        674,445      5,082,465
                                            William Morrison Supermarkets plc
     386,800                   386,800       (Food & Kindred Products)                     1,301,742                     1,301,742
     522,600                   522,600      WPP Group plc (Communications)                 3,505,202                     3,505,202
                                                                                       -------------------------------------------
                                                                                          92,366,996      5,564,103     97,931,099
                                                                                       -------------------------------------------
                                            TOTAL COMMON STOCK (COST
                                             $569,401,345)                               403,365,183     25,261,416    428,626,599
                                                                                       -------------------------------------------
                                            PREFERRED STOCK
                                            GERMANY - 0.13%
                    1,375                   Porsche AG (Motor Vehicles)                                     570,397        570,397
                                                                                       -------------------------------------------
                                            TOTAL PREFERRED STOCKS (COST
                                             $492,733)                                                      570,397        570,397
                                                                                       -------------------------------------------
                                            Short-Term Investment - 3.58%
$ 16,098,958                                Goldman Sachs & Company - 102%
                                             Collateralized by US Government
                                             Securities, 1.96%, 10/1/2002              $  16,098,958                 $  16,098,958
                                                                                       -------------------------------------------
               $   90,000                   Countrywide Home Loans                                           90,000        $90,000
                                                                                       -------------------------------------------
                                            TOTAL SHORT-TERM INVESTMENT
                                             (COST $16,188,958)                        $  16,098,958         90,000  $  16,188,958
                                                                                       -------------------------------------------
                                            Total Investments in Securities
                                             (Cost $586,083,036)               98.44%  $ 419,464,141  $  25,921,813  $ 445,385,954
                                                                                       -------------------------------------------
                                            Other Assets and Liabilities        1.56%  $   6,995,507        107,899  $   7,103,406
                                                                                       -------------------------------------------
                                            Total Net Assets                  100.00%  $ 426,459,648     26,029,712  $ 452,489,360
                                                                                       ===========================================

+    Non-income earning securities.
(1) It is not expected that any of these securities will have to be sold as a result of the Reorganization.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF Large Company Growth Fund
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2002  (Unaudited)

                                                                                                                 WELLS FARGO LARGE
                                                      WELLS FARGO LARGE                                            COMPANY GROWTH
                                                       COMPANY GROWTH         MONTGOMERY       PRO FORMA           FUND PRO FORMA
                                                            FUND             GROWTH FUND      ADJUSTMENTS             COMBINED
                                                     --------------------  ----------------  --------------    --------------------
ASSETS
Investments:
     In securities, at market value (see cost belo$)        1,425,652,671  $    130,324,157                    $      1,555,976,828
     Cash                                                               0               787                                     787
Receivables:
     Dividends, interest, other receivables                         5,407            88,494                                  93,901
     Fund shares sold                                           6,635,119               152                               6,635,271
     Investment securities sold                                         0           691,083                                 691,083
     Due from Advisor and Affiliates                               81,315                 0                                  81,315
Prepaid expenses and other assets                                       0           104,977                                 104,977
TOTAL ASSETS                                                1,432,374,512       131,209,650               -           1,563,584,162
LIABILITIES
Payables:
     Investment securities purchased                                    0           965,874                                 965,874
     Fund shares redeemed                                       4,679,955                 0                               4,679,955
     Due to other related parties                                 389,177             8,160                                 397,337
     Due to advisor and affiliates                                      0           161,585                                 161,585
     Other accrued liabilities                                  1,322,163           429,981                               1,752,144
TOTAL LIABILITIES                                               6,391,295         1,565,600               -               7,956,895
TOTAL NET ASSETS                                     $      1,425,983,217  $    129,644,050  $            -    $      1,555,627,267

Net assets consist of:
     Paid-in capital                                 $      2,277,508,429  $    234,627,246                    $      2,512,135,675
     Undistributed net investment income (loss)                (4,146,982)          (76,948)                             (4,223,930)
     Undistributed net realized gain (loss)
      on investments and foreign currencies                  (343,250,139)      (82,313,950)                           (425,564,089)
     Net unrealized appreciation (depreciation)
      of investments and foreign currencies                  (504,128,091)      (22,592,298)                           (526,720,389)
TOTAL NET ASSETS                                     $      1,425,983,217  $    129,644,050  $            -    $      1,555,627,267

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                 $        141,774,169                NA  $  129,644,050    $        271,418,219
Shares outstanding - Class A                                    4,106,666                NA       3,755,621(1)            7,862,287
Net asset value per share - Class A                  $              34.52                NA                    $              34.52
Maximum offering price per share - Class A (2)       $              36.63                NA                    $              36.63
Net assets - Class B                                 $        218,625,206                NA                    $        218,625,206
Shares outstanding - Class B                                    6,892,116                NA                               6,892,116
Net asset value and offering price per
 share - Class B                                     $              31.72                NA                    $              31.72
Net assets - Class C                                 $         27,092,416                NA                    $         27,092,416
Shares outstanding - Class C                                      852,944                NA                                 852,944
Net asset value and offering price per
 share - Class C                                     $              31.76                NA                    $              31.76
Maximum offering price per share - Class C (3)       $              32.08                NA                    $              32.08
Net assets - Institutional Class                     $      1,038,491,426                NA                    $      1,038,491,426
Shares outstanding - Institutional Class                       31,805,366                NA                              31,805,366
Net asset value and offering price per
 share - Institutional Class                         $              32.65                NA                    $              32.65
Net assets - Class P                                                   NA  $         38,083  $      (38,083)                     NA
Shares outstanding - Class P                                           NA             4,598          (4,598)(1)                  NA
Net asset value and offering price per
 share - Class P                                                       NA  $           8.28                                      NA
Net assets - Class R                                                   NA  $    129,605,967  $ (129,605,967)                     NA
Shares outstanding - Class R                                           NA        15,695,608     (15,695,608)(1)                  NA
Net asset value and offering price per
 share - Class R                                                       NA  $           8.26                                      NA

INVESTMENTS AT COST                                  $      1,929,780,762  $    152,916,455                    $      2,082,697,217
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Share adjustments based on surviving Fund NAV.
(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more the offering price is reduced.
(3)  Maximum offering price is computed as 100/99 of net asset value.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF Large Company Growth Fund
PRO FORMA STATEMENT OF OPERATIONSS
For the Year Ended September 30, 2002 (Unaudited)

                                                                                                                 WELLS FARGO LARGE
                                                      WELLS FARGO LARGE       MONTGOMERY                          COMPANY GROWTH
                                                       COMPANY GROWTH       COMPANY GROWTH    PRO FORMA           FUND PRO FORMA
                                                            FUND             GROWTH FUND      ADJUSTMENTS             COMBINED
                                                     --------------------  ----------------  --------------    --------------------
INVESTMENT INCOME
  Dividends                                          $          7,227,605  $      1,669,835               -    $          8,897,440
  Interest                                                        532,828           370,990               -                 903,818
  Security Lending Income                                         236,703            16,988               -                 253,691
  Net expenses allocated from Portfolios                      (14,019,023)                0      (1,462,084)(1)         (15,481,107)
Total Investment Income                                        (6,021,887)        2,057,813      (1,462,084)             (5,426,158)

EXPENSES
  Advisory fees                                                         0         1,875,206      (1,875,206)(1)                   -
  Administration fees                                           2,696,711           123,085                               2,819,796
  Custody fees                                                          0            12,787         (12,787)(1)                   -
  Shareholder servicing fees                                    1,416,551                 0         468,746 (1)           1,885,297
  Portfolio accounting fees                                        71,111            91,851         (11,800)(1)             151,162
  Transfer agency fees
     Class A/Class P/Class R                                      472,114           578,150         399,022 (1)           1,449,286
     Class B                                                    1,470,173                NA                               1,470,173
     Class C                                                       92,952                NA                                  92,952
     Institutional Class                                          779,766                NA                                 779,766
  Distribution fees
     Class A/Class P                                                    0               218            (218)(1)                   -
     Class B                                                    2,386,679                NA                               2,386,679
     Class C                                                      249,867                NA                                 249,867
  Legal and audit fees                                            100,454            56,856         (46,379)(1)             110,931
  Registration fees                                               196,091            22,121          (1,670)(1)             216,542
  Directors' fees                                                   5,726            20,675         (20,675)(1)               5,726
  Shareholder reports                                              15,368            96,128         (94,525)(1)              16,971
  Other                                                           431,827            84,262         (39,226)(1)             476,863
Total Expenses                                                 10,385,390         2,961,339      (1,234,718)             12,112,011
Less:
      Waived fees and reimbursed expenses fees                 (3,354,508)         (147,254)       (709,108)(1)          (4,210,870)
Net expenses                                                    7,030,882         2,814,085      (1,943,826)              7,901,141
Income from Legal Settlements                                           0         1,943,236               0               1,943,236
NET INVESTMENT INCOME (LOSS)                                  (13,052,769)        1,186,964         481,742             (11,384,063)

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments                       0       (49,204,639)                            (49,204,639)
  Net realized gain (loss) from securities
   transactions allocated from Portfolios                    (293,675,019)                0                            (293,675,019)
  Net change in unrealized appreciation
   or depreciation of investments                                       0        24,610,923                              24,610,923
   Net change in unrealized appreciation or
    depreciation of securities transactions
    allocated from Portfolio                                 (122,839,087)                0                            (122,839,087)
Net Gain (Loss) on Investments                               (416,514,106)      (24,593,716)              -            (441,107,822)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $       (429,566,875) $    (23,406,752)        481,742    $       (452,491,885)
-----------------------------------------------------------------------------------------------------------------------------------

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WELLS FARGO LARGE COMPANY GROWTH FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
AS OF SEPTEMBER 30, 2002 (UNAUDITED) (NOTE 1)

                   SHARES                             SECURITY NAME                                  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                 WELLS FARGO                                           WELLS                           WELLS FARGO
                                 LARGE                                                 FARGO                           LARGE
WELLS                            COMPANY                                               LARGE                           COMPANY
FARGO LARGE                      GROWTH FUND                                           COMPANY                         GROWTH FUND
COMPANY GROWTH   MONTGOMERY      PRO FORMA                                             GROWTH      MONTGOMERY          PRO FORMA
PORTFOLIO        GROWTH FUND     COMBINED                                              PORTFOLIO   GROWTH FUND         COMBINED

                                             COMMON STOCK
                                             AEROSPACE/DEFENSE - 0.21%
                      21,400         21,400  General Dynamics Corporation                           $   1,740,462  $    1,740,462
                      49,700         49,700  Raytheon Company                                           1,456,210       1,456,210
                                                                                       ------------------------------------------
                                                                                                        3,196,672       3,196,672
                                                                                       ------------------------------------------

                                             AIRLINES - 0.09%
                     110,200        110,200  Southwest Airlines Company                                 1,439,212       1,439,212
                                                                                       ------------------------------------------

                                             ALUMINUM - 0.08%
                      62,300         62,300  Alcoa, Inc.                                                1,202,390       1,202,390
                                                                                       ------------------------------------------

                                             APPAREL & ACCESSORY STORES -
                                              4.28%
     1,065,700        29,500      1,095,200  Kohl's Corporation +                        64,805,217     1,793,895      66,599,112
                                                                                       ------------------------------------------

                                             APPAREL/FOOTWEAR RETAIL - 0.15%
                     124,300        124,300  Gap, Inc. (The)                                            1,348,655       1,348,655
                      36,500         36,500  Talbots, Inc. (The)                                        1,022,000       1,022,000
                                                                                       ------------------------------------------
                                                                                                        2,370,655       2,370,655
                                                                                       ------------------------------------------

                                             BEVERAGES: ALCOHOLIC - 0.17%
                      52,900         52,900  Anheuser-Busch Companies, Inc.                             2,676,740       2,676,740
                                                                                       ------------------------------------------

                                             BEVERAGES: NON-ALCOHOLIC -
                                              0.28%
                      49,600         49,600  Coca-Cola Company (The)                                    2,378,816       2,378,816
                      54,000         54,000  PepsiCo, Inc.                                              1,995,300       1,995,300
                                                                                       ------------------------------------------
                                                                                                        4,374,116       4,374,116
                                                                                       ------------------------------------------

                                             BUILDING MATERIALS, HARDWARE,
                                              GARDEN SUPPLY & MOBILE HOME
                                              DEALERS - 11.28%
     1,001,100                    1,001,100  Fastenal Company                            31,614,738                    31,614,738
     2,864,617        53,700      2,918,317  Home Depot Incorporated                     74,766,504       1,401,570    76,168,074
     1,599,400        33,800      1,633,200  Lowe's Companies Incorporated               66,215,160       1,399,320    67,614,480
                                                                                      -------------------------------------------
                                                                                        172,596,402       2,800,890   175,397,292
                                                                                      -------------------------------------------

                                             BUSINESS SERVICES - 36.75%
       640,200        40,700        680,900  Automatic Data Processing                   22,259,754       1,415,139    23,674,893
                                              Incorporated
       583,700                      583,700  BISYS Group Incorporated +                   9,753,627                     9,753,627
     3,077,900                    3,077,900  Concord EFS Incorporated +                  48,877,052                    48,877,052
       655,400                      655,400  DST Systems Incorporated +                  19,314,638                    19,314,638
     1,596,500        25,500      1,622,000  eBay Incorporated +                         84,311,165       1,347,293    85,658,458
     3,665,800        33,900      3,699,700  First Data Corporation                     102,459,110         947,505   103,406,615
     2,093,468                    2,093,468  Fiserv Incorporated +                       58,784,581                    58,784,581
     3,152,300                    3,152,300  IMS Health Incorporated                     47,189,931                    47,189,931
     2,951,160        94,600      3,045,760  Microsoft Corporation +                    128,936,180       4,136,858   133,073,038
     1,333,300                    1,333,300  Sungard Data Systems                        25,932,685                    25,932,685
                                              Incorporated +
     1,088,500                    1,088,500  Veritas Software Corporation +              16,011,835                    16,011,835
                                                                                      -------------------------------------------
                                                                                        563,830,558       7,846,795   571,677,353
                                                                                      -------------------------------------------

                                             CHEMICALS & ALLIED PRODUCTS -
                                              11.12%
     1,577,200        48,600      1,625,800  Amgen Incorporated +                        65,769,240       2,026,377    67,795,617
     3,495,875       128,800      3,624,675  Pfizer Incorporated                        101,450,292       3,737,776   105,188,068
                                                                                      -------------------------------------------
                                                                                        167,219,532       5,764,153   172,983,685
                                                                                      -------------------------------------------

                                             CHEMICALS: MAJOR DIVERSIFIED -
                                              0.10%
                      49,400         49,400  Rohm & Haas Company                                        1,531,400       1,531,400
                                                                                      -------------------------------------------

                                             COMPUTER PROCESSING HARDWARE -
                                              0.23%
                      78,400         78,400  Dell Computer Corporation                                  1,842,792       1,842,792
                      29,100         29,100  International Business Machines                            1,699,149       1,699,149
                                              Corporation
                                                                                      -------------------------------------------
                                                                                                        3,541,941       3,541,941
                                                                                      -------------------------------------------

                                             DATA PROCESSING SERVICES - 0.05%
                      68,300         68,300  Jack Henry & Associates, Inc.                                848,286         848,286
                                                                                      -------------------------------------------

                                             DOMESTIC DEPOSITORY INSTITUTIONS
                                              - 2.16%
       869,400                      869,400  State Street Corporation                    33,593,616                   33,593,616
                                                                                      -------------------------------------------

                                             DRUG STORE CHAINS - 0.12%
                      59,900         59,900  Walgreen Company                                           1,842,524       1,842,524
                                                                                      -------------------------------------------

                                             ELECTRIC UTILITIES - 0.15%
                      28,800         28,800  FPL Group, Inc.                                            1,549,440       1,549,440
                      26,800         26,800  Southern Company (The)                                       771,304         771,304
                                                                                      -------------------------------------------
                                                                                                        2,320,744       2,320,744
                                                                                      -------------------------------------------

                                             ELECTRICAL PRODUCTS - 0.03%
                      11,500         11,500  Emerson Electric Company                                     505,310         505,310
                                                                                      -------------------------------------------

                                             ELECTRONIC & OTHER ELECTRICAL
                                              EQUIPMENT & COMPONENTS, EXCEPT
                                              COMPUTER EQUIPMENT - 9.93%
     6,565,700       114,600      6,680,300  Intel Corporation                           91,197,573     1,590,075      92,787,648
     4,651,100                    4,651,100  Nokia OYJ ADR                               61,627,075                    61,627,075
                                                                                      -------------------------------------------
                                                                                        152,824,648     1,590,075     154,414,723
                                                                                      -------------------------------------------

                                             ELECTRONIC PRODUCTION EQUIPMENT
                                              - 0.07%
                      92,100         92,100  Applied Materials, Inc.                                    1,064,216       1,064,216
                                                                                      -------------------------------------------

                                             ENGINEERING, ACCOUNTING,
                                              RESEARCH, MANAGEMENT & RELATED
                                              SERVICES - 5.18%
     3,313,610                    3,313,610  Paychex Incorporated                        80,586,995                    80,586,995
                                                                                      -------------------------------------------

                                             FINANCE/RENTAL/LEASING - 0.22%
                      35,400         35,400  Freddie Mac                                                1,978,860       1,978,860
                      75,100         75,100  MBNA Corporation                                           1,380,338       1,380,338
                                                                                      -------------------------------------------
                                                                                                        3,359,198       3,359,198
                                                                                      -------------------------------------------

                                             FINANCIAL CONGLOMERATES - 0.27%
                      48,000         48,000  American Express Company                                   1,496,640       1,496,640
                      92,766         92,766  Citigroup, Inc.                                            2,750,512       2,750,512
                                                                                      -------------------------------------------
                                                                                                        4,247,152       4,247,152
                                                                                      -------------------------------------------

                                             GENERAL MERCHANDISE STORES -  4.23%
     1,247,400        90,300      1,337,700  Wal-Mart Stores Incorporated                61,421,976     4,446,372      65,868,348
                                                                                      -------------------------------------------

                                             HOUSEHOLD/PERSONAL CARE - 0.35%
                      39,100         39,100  Avon Products, Inc.                                        1,802,510       1,802,510
                      45,700         45,700  Estee Lauder Companies, Inc.                               1,313,418       1,313,418
                                              (The), Class A
                      26,100         26,100  Procter & Gamble Company (The)                             2,332,818       2,332,818
                                                                                      -------------------------------------------
                                                                                                        5,448,746       5,448,746
                                                                                      -------------------------------------------

                                             INDUSTRIAL & COMMERCIAL
                                               MACHINERY
                                               & COMPUTER EQUIPMENT - 4.61%
     5,567,000       153,000      5,720,000  Cisco Systems Incorporated +                58,342,160     1,603,440      59,945,600
     2,579,700                    2,579,700  EMC Corporation +                           11,789,229                    11,789,229
                                                                                      -------------------------------------------
                                                                                         70,131,389     1,603,440      71,734,829
                                                                                      -------------------------------------------

                                             Industrial Conglomerates -  0.47%
                      17,800         17,800  3M Company                                                 1,957,466       1,957,466
                     174,600        174,600  General Electric Company                                   4,303,890       4,303,890
                      79,600         79,600  Tyco International Ltd.                                    1,122,360       1,122,360
                                                                                      -------------------------------------------
                                                                                                        7,383,716       7,383,716
                                                                                      -------------------------------------------

                                             Insurance Brokers/Services -  0.09%
                      32,400         32,400  Marsh & McLennan Companies, Inc.                           1,349,136       1,349,136
                                                                                      -------------------------------------------

                                             Insurance Carriers - 6.60%
     1,807,516        69,250      1,876,766  American International Group                98,871,125     3,787,975     102,659,100
                                             Incorporated
                                                                                      -------------------------------------------

                                             Integrated Oil - 0.29%
                      15,100         15,100  ChevronTexaco Corporation                                  1,045,675       1,045,675
                     107,300        107,300  Exxon Mobil Corporation                                    3,422,870       3,422,870
                                                                                      -------------------------------------------
                                                                                                        4,468,545       4,468,545
                                                                                      -------------------------------------------

                                             Investment Banks/Brokers - 0.08%
                      25,000         25,000  Lehman Brothers Holdings, Inc.                             1,226,250       1,226,250
                                                                                      -------------------------------------------

                                             Major Banks - 0.29%
                      48,400         48,400  Bank of America Corporation                                3,087,920       3,087,920
                      49,300         49,300  Bank of New York Company, Inc. (The)                       1,416,882       1,416,882
                      68,800              0  Wells Fargo & Company (Note 1)                             3,313,408               0(1)
                                                                                      -------------------------------------------
                                                                                                        7,818,210       4,504,802(1)
                                                                                      -------------------------------------------

                                             Major Telecommunications - 0.25%
                      98,900         98,900  AT&T Corporation                                           1,187,789       1,187,789
                      68,100         68,100  SBC Communications, Inc.                                   1,368,810       1,368,810
                      48,800         48,800  Verizon Communications, Inc.                               1,339,072       1,339,072
                                                                                      -------------------------------------------
                                                                                                        3,895,671       3,895,671
                                                                                      -------------------------------------------

                                             Managed Health Care - 0.14%
                      79,300         79,300  First Health Group Corporation                             2,156,960       2,156,960
                                                                                      -------------------------------------------

                                             Measuring, Analyzing, &
                                               Controlling Instruments;
                                               Photographic, Medical &
                                               Optical Goods - 8.82%
     3,203,800        53,300       3,257,100 Medtronic Incorporated                     134,944,056     2,244,996     137,189,052
                                                                                      -------------------------------------------

                                             Media Conglomerates - 0.22%
                      72,500         72,500  AOL Time Warner, Inc.                                        848,250         848,250
                      61,700         61,700  Viacom, Inc., Class B                                      2,501,935       2,501,935
                                                                                      -------------------------------------------
                                                                                                        3,350,185       3,350,185
                                                                                      -------------------------------------------

                                             Medical Specialties - 0.07%
                      33,100         33,100  Baxter International, Inc.                                 1,011,205       1,011,205
                                                                                      -------------------------------------------

                                             Miscellaneous Retail - 5.02%
     2,354,850        58,300      2,413,150  Costco Wholesale                            76,226,495     1,887,462      78,113,957
                                             Corporation+D213
                                                                                      -------------------------------------------

                                             Oil & Gas Production - 0.17%
                      34,910         34,910  Anadarko Petroleum Corporation                             1,554,891       1,554,891
                      31,900         31,900  EOG Resources, Inc.                                        1,147,124       1,147,124
                                                                                      -------------------------------------------
                                                                                                        2,702,015       2,702,015
                                                                                      -------------------------------------------

                                             Oilfield Services/Equipment - 0.09%
                      25,500         25,500  Baker Hughes, Inc.                                           740,265         740,265
                      17,400         17,400  Schlumberger Ltd.                                            669,204         669,204
                                                                                      -------------------------------------------
                                                                                                        1,409,469       1,409,469
                                                                                      -------------------------------------------

                                             Package Software - 0.05%
                      95,400         95,400  Oracle Corporation                                           750,321         750,321
                                                                                      -------------------------------------------

                                             Personal Services - 4.49%
     1,666,250                    1,666,250  Cintas Corporation                          69,849,200                    69,849,200
                                                                                      -------------------------------------------

                                             Pharmaceuticals: Major - 0.59%
                      47,600         47,600  Abbott Laboratories                                        1,923,040       1,923,040
                      58,000         58,000  Johnson & Johnson                                          3,136,640       3,136,640
                      39,900         39,900  Merck & Company, Inc.                                      1,823,829       1,823,829
                      42,300         42,300  Allergan, Inc.                                             2,301,120       2,301,120
                                                                                      -------------------------------------------
                                                                                                        9,184,629       9,184,629
                                                                                      -------------------------------------------

                                             Publishing: Newspapers - 0.09%
                      31,400         31,400  New York Times Company                                     1,427,130       1,427,130
                                                                                      -------------------------------------------

                                             Recreational Products - 0.05%
                      12,000         12,000  Electronic Arts, Inc.                                        792,240         792,240
                                                                                      -------------------------------------------

                                             Savings Banks - 0.19%
                      47,400         47,400  Golden West Financial                                      2,947,332       2,947,332
                                             Corporation

                                             Security & Commodity Brokers,
                                               Dealers, Exchanges &
                                               Services - 11.85%
     8,604,987                    8,604,987  Charles Schwab Corporation                  74,863,387                    74,863,387
     1,641,350        17,300      1,658,650  Goldman Sachs Group Incorporated           108,378,341     1,142,319     109,520,660
                                                                                      -------------------------------------------
                                                                                        183,241,728     1,142,319     184,384,047
                                                                                      -------------------------------------------

                                             Semiconductors - 0.07%
                      69,700         69,700  Texas Instruments, Inc.                                    1,029,469       1,029,469
                                                                                      -------------------------------------------

                                             Wholesale Trade-Nondurable Goods
                                              - 3.76%
       941,400                      941,400  Cardinal Health Incorporated                58,555,080                    58,555,080
                                                                                      -------------------------------------------

                                             Total Common Stock
                                             (Cost $2,469,215,845)                    1,988,698,017   127,780,157   2,113,164,766(1)
                                                                                      -------------------------------------------

                                             Warrants - 0.0%
         1,286                        1,286  Acclaim Entertainment                                0                             0
                                             Incorporated
         2,954                        2,954  Per-Se Technologies                                 59                            59
                                             Incorporated
                                                                                      -------------------------------------------

                                             Total Warrants (Cost $0)                            59                            59
                                                                                      -------------------------------------------

                                             Short-Term Investments Interest Maturity
    46,806,543                   50,119,951  Goldman Sachs & Company - Rate Date         46,806,543                    50,119,951(1)
                                              102% Collateralized by  1.96% 10/1/2002
                                              US Government Securities
                   1,250,000      1,250,000  Countrywide Home Loans                                     1,250,000       1,250,000
                   1,294,000      1,294,000  Merrill Lynch & Co.                                        1,294,000       1,294,000
                                                                                      -------------------------------------------
                                             Total Short-Term Investments
                                              - (Cost $52,663,951)                       46,806,543     2,544,000      52,663,951(1)
                                                                                      -------------------------------------------

                                             Total Investments in Securities
                                              (Cost $2,521,879,796)          139.23%  2,035,504,619   130,324,157   2,165,828,776
                                             Total Investments Attributable
                                              to Nonparticipating Gateway
                                              Funds                          (39.20)   (609,851,948)                 (609,851,948)
                                                                       ----------------------------------------------------------
                                             Total Investments for Proforma
                                              WF Large Company Growth Fund   100.02   1,425,652,671   130,324,157   1,555,976,828

                                             Other Assets and Liabilities,
                                              Net                             (0.02)        330,546      (680,107)       (349,561)
                                                                       ----------------------------------------------------------
                                             Total Net Assets                100.00%  1,425,983,217   129,644,050   1,555,627,267
                                                                       ==========================================================

 +   Non-income producing securities

(1) Wells Fargo & Company acquired certain assets of Montgomery Asset Management, LLC in a transaction expected to close on January 15, 2003. As part of this Acquisition, Wells Capital Management Incorporated, a wholly-owned subsidiary of Wells Fargo & Company, will become the interim adviser to the Montgomery Growth Fund. Once Wells Fargo & Company becomes the parent company to the adviser of the Montgomery Growth Fund, the federal securities laws will prohibit the Fund from acquiring any security issued by Wells Fargo & Company. In light of this prohibition, the Montgomery Growth Fund will sell all of its Wells Fargo & Company stock prior to the closing of the Acquisition. To reflect the sale of the Wells Fargo & Company stock position and its reduction to cash, the market value of the postion ($3,313,408) was debted from "Total Common Stock" and credited to "Total Short-Term Investments."

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF MONTGOMERY MID CAP GROWTH FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 2002  (UNAUDITED)

                                                                                                                    WELLS FARGO
                                                                                                                   MONTGOMERY MID
                                                                                                                  CAP GROWTH FUND
                                                        MONTGOMERY MID    WELLS FARGO MID       PRO FORMA            PRO FORMA
                                                           CAP FUND       CAP GROWTH FUND      ADJUSTMENTS            COMBINED
                                                       ----------------    ----------------   --------------      ----------------
ASSETS
Investments:
     In securities, at market value (see cost below)   $     77,797,971    $      7,420,156                       $     85,218,127
     Cash                                                           424              56,601                                 57,025
Collateral for Securities Loaned                                      0           2,244,000                              2,244,000
Receivables:
     Dividends, interest, other receivables                      14,574               2,384                                 16,958
     Fund shares sold                                               163               4,260                                  4,423
     Investment securities sold                               3,514,401             576,368                              4,090,769
     Due from Advisor and Affiliates                                  0               3,100                                  3,100
Prepaid expenses and other assets                               123,178                   0                                123,178
Total Assets                                                 81,450,711          10,306,869                -            91,757,580
LIABILITIES
Payables:
     Payable for securities loaned                                    0           2,244,000                              2,244,000
     Investment securities purchased                          2,022,225             207,326                              2,229,551
     Fund shares redeemed                                             0             114,145                                114,145
     Due to other related parties                                 8,922              11,902                                 20,824
     Due to advisor and affiliates                              161,872                   0                                161,872
     Other accrued liabilities and expenses                     217,307              11,741                                229,048
Total Liabilities                                             2,410,326           2,589,114                -             4,999,440
TOTAL NET ASSETS                                       $     79,040,385    $      7,717,755   $            -      $     86,758,140

Net assets consist of:
     Paid-in capital                                   $     95,922,560    $     16,892,310                       $    112,814,870
     Undistributed net investment income (loss)                (244,283)                  0                               (244,283)
     Undistributed net realized gain (loss)
       on investments and foreign currencies                (15,551,905)         (8,218,997)                           (23,770,902)
     Net unrealized appreciation (depreciation)
       of investments and foreign currencies                 (1,085,987)           (955,558)                            (2,041,545)
TOTAL NET ASSETS                                       $     79,040,385    $      7,717,755   $            -      $     86,758,140

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                                 NA    $      3,613,050   $   79,040,385      $     82,653,435
Shares outstanding - Class A                                         NA    $        994,418       21,774,211(1)         22,768,629
Net asset value per share - Class A                                  NA    $           3.63                       $           3.63
Maximum offering price per share - Class A (2)                       NA    $           3.85                       $           3.85
Net assets - Class B                                                 NA    $      3,662,389                       $      3,662,389
Shares outstanding - Class B                                         NA    $      1,022,486                       $      1,022,486
Net asset value and offering price per
  share - Class B                                                    NA    $           3.58                       $           3.58
Net assets - Class C                                                 NA    $        442,316                       $        442,316
Shares outstanding - Class C                                         NA    $        123,465                       $        123,465
Net asset value and offering price per
  share - Class C                                                    NA    $           3.58                       $           3.58
Maximum offering price per share - Class C (3)                       NA    $           3.62                       $           3.62
Net assets - Class R                                   $     79,040,385                  NA   $  (79,040,385)                   NA
Shares outstanding - Class R                                  9,779,634                  NA       (9,779,634)(1)                NA
Net asset value and offering price per
  share - Class R                                      $           8.08                  NA                                     NA

INVESTMENTS AT COST                                    $   78,883,958      $      8,375,714                       $     87,259,672
----------------------------------------------------------------------------------------------------------------------------------

(1) Share adjustments based on surviving Fund NAV.
(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more the offering price is reduced.
(3) Maximum offering price is computed as 100/99 of net asset value.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF MONTGOMERY MID CAP GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                                                    WELLS FARGO
                                                                                                                   MONTGOMERY MID
                                                                                                                  CAP GROWTH FUND
                                                        MONTGOMERY MID    WELLS FARGO MID       PRO FORMA            PRO FORMA
                                                           CAP FUND       CAP GROWTH FUND      ADJUSTMENTS            COMBINED
                                                       ----------------    ----------------   --------------      ----------------
INVESTMENT INCOME
  Dividends (1)                                        $        230,579    $         23,756                -      $        254,335
  Interest                                                      100,278               4,920                -               105,198
  Security Lending Income                                        60,356               6,985                -                67,341
Total Investment Income                                         391,213              35,661                -               426,874

EXPENSES
  Advisory fees                                               3,085,582              81,530       (2,265,972)(2)           901,140
  Administration fees                                            73,979              16,306           89,943(2)            180,228
  Custody fees                                                    9,704               2,174           12,152(2)             24,030
  Shareholder servicing fees                                          0              27,177          273,203(2)            300,380
  Portfolio accounting fees                                      51,786              95,801         (108,738)(2)            38,849
  Transfer agency fees
     Class A/Class R                                            227,510              26,565          191,173(2)            445,248
     Class B                                                         NA              39,125                                 39,125
     Class C                                                         NA              10,376                                 10,376
  Distribution fees
     Class A                                                         NA                   0                                      -
     Class B                                                         NA              39,837                                 39,837
     Class C                                                         NA               5,058                                  5,058
  Legal and audit fees                                           50,522              23,366          (23,888)(2)            50,000
  Registration fees                                              11,952              15,692           (7,644)(2)            20,000
  Directors' fees                                                12,879               5,726          (12,879)(2)             5,726
  Shareholder reports                                            50,473               9,807          (35,280)(2)            25,000
  Other                                                          35,533               6,475           (2,008)(2)            40,000
Total Expenses                                                3,609,920             405,015       (1,889,938)(2)         2,124,997
Less:
      Waived fees and reimbursed expenses fees               (1,971,237)           (207,839)       1,841,179(2)           (337,897)
Net expenses                                                  1,638,683             197,176          (48,759)            1,787,100
Income from Legal Settlements                                   297,452                   0                0               297,452
NET INVESTMENT INCOME (LOSS)                                   (950,018)           (161,515)          48,759            (1,062,774)

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments           (19,279,929)         (3,690,617)                           (22,970,546)
  Net realized gain (loss) on foreign currency                                                                                   -
     transactions                                                                         -                                      -
  Net change in unrealized appreciation                                                                                          -
     or depreciation of investments                         (46,116,485)          1,732,409                            (44,384,076)
   Net change in unrealized appreciation or depreciation                                                                         -
     of foreign currency transactions                                                     -                                      -
Net Gain (Loss) on Investments                              (65,396,414)         (1,958,208)               -           (67,354,622)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                             $    (66,346,432)   $     (2,119,723)          48,759      $    (68,417,396)
----------------------------------------------------------------------------------------------------------------------------------

(1) Net of foreign withholding taxes of $85.
(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF MONTGOMERY MID CAP GROWTH FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
AS OF SEPTEMBER 30, 2002 (UNAUDITED) (NOTE 1)

            SHARES                        SECURITY NAME                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY  WF MID     WELLS                                                                MONTGOMERY    WF MID       WELLS
MID CAP       CAP      FARGO                                                                 MID CAP       CAP         FARGO
FUND        GROWTH  MONTGOMERY                                                                 FUND       GROWTH     MONTGOMERY
             FUND     MID CAP                                                                              FUND       MID CAP
                      GROWTH                                                                                          GROWTH
                       FUND                                                                                            FUND
                     PRO FORMA                                                                                       PRO FORMA
                      COMBINED                                                                                       COMBINED
                                COMMON STOCK  - 94.74%
                                AEROSPACE/DEFENSE - 3.19%
    16,500              16,500  Northrop Grumman Corporation                                $ 2,046,660             $ 2,046,660
    24,700              24,700  Raytheon Company                                                723,710                 723,710
                                                                                            -----------------------------------
                                                                                              2,770,370               2,770,370
                                                                                            -----------------------------------

                                AIR FREIGHT/COURIERS - 1.55%
    48,000              48,000  Expeditors International of Washington, Inc.                  1,340,640               1,340,640
                                                                                            -----------------------------------

                                AMUSEMENT & RECREATION SERVICES - 1.23%
              1,550      1,550  Harrah's Entertainment Incorporated +                                       74,726       74,726
   116,800    8,450    125,250  Park Place Entertainment Corporation                            928,560     67,178      995,738
                                                                                            -----------------------------------
                                                                                                928,560    141,904    1,070,464
                                                                                            -----------------------------------

                                APPAREL & ACCESSORY STORES - 0.94%
              2,825      2,825  Chico's FAS Incorporated +                                                  45,002       45,002
    39,100              39,100  Abercrombie & Fitch Company, Class A                            769,097                 769,097
                                                                                            -----------------------------------
                                                                                                769,097     45,002      814,099
                                                                                            -----------------------------------

                                AUTO PARTS: O.E.M. - 2.77%
    57,700              57,700  Lear Corporation                                              2,403,205               2,403,205
                                                                                            -----------------------------------

                                BEVERAGES: ALCOHOLIC - 1.44%
    54,000              54,000  Constellation Brands, Inc., Class A                           1,247,400               1,247,400
                                                                                            -----------------------------------

                                BEVERAGES: NON-ALCOHOLIC - 0.78%
    29,100              29,100  Pepsi Bottling Group Inc.                                       680,940                 680,940
                                                                                            -----------------------------------

                                BROADCASTING - 1.94%
    47,000              47,000  Westwood One, Inc.                                            1,680,250               1,680,250
                                                                                            -----------------------------------

                                BUILDING PRODUCTS - 1.62%
    72,100              72,100  Masco Corporation                                             1,409,555               1,409,555
                                                                                            -----------------------------------

                                BUSINESS SERVICES - 8.64%
    52,000    1,600     53,600  Activision Incorporated +                                     1,245,400     38,288    1,283,688
              1,525      1,525  Affiliated Computer Services Incorporated Class A +                         64,889       64,889
              2,075      2,075  AMN Healthcare Services Incorporated +                                      38,388       38,388
             11,174     11,174  BEA Systems Incorporated +                                                  57,887       57,887
              5,805      5,805  Brocade Communications Systems Incorporated +                               43,712       43,712
              4,750      4,750  CheckFree Corporation +                                                     54,055       54,055
              3,175      3,175  Concord EFS Incorporated +                                                  50,419       50,419
                930        930  DST Systems Incorporated +                                                  27,407       27,407
    35,300    1,215     36,515  Electronic Arts Incorporated +                                2,330,506     80,141    2,410,647
              1,142      1,142  Fiserv Incorporated +                                                       32,067       32,067
              2,650      2,650  Internet Security Systems Incorporated +                                    32,648       32,648
              3,950      3,950  Interpublic Group of Companies Incorporated                                 62,608       62,608
    90,500    2,875     93,375  Lamar Advertising Company +                                   2,743,508     87,256    2,830,764
                925        925  Manpower Incorporated                                                       27,140       27,140
              4,975      4,975  Mercury Interactive Corporation +                                           85,370       85,370
              5,915      5,915  NetIQ Corporation +                                                         85,767       85,767
              2,150      2,150  Precise Software Solutions Limited +                                        19,694       19,694
              5,600      5,600  Quest Software Incorporated +                                               52,640       52,640
              3,009      3,009  Sungard Data Systems Incorporated +                                         58,524       58,524
              4,842      4,842  Ticketmaster Class B +                                                      73,840       73,840
              7,025      7,025  Veritas Software Corporation +                                             103,337      103,337
                                                                                            -----------------------------------
                                                                                              6,319,414  1,176,077    7,495,491
                                                                                            -----------------------------------

                                CASINOS/GAMBLING - 1.88%
    43,700              43,700  MGM Mirage                                                    1,630,010               1,630,010
                                                                                            -----------------------------------

                                CHEMICALS & ALLIED PRODUCTS - 4.78%
              1,900      1,900  Biogen Incorporated +                                                       55,613       55,613
                511        511  Cephalon Incorporated +                                                     20,859       20,859
              1,175      1,175  Gilead Sciences Incorporated +                                              39,398       39,398
    53,000    1,602     54,602  IDEC Pharmaceuticals Corporation +                            2,200,825     66,515    2,267,340
              1,433      1,433  Invitrogen Corporation +                                                    48,822       48,822
              3,375      3,375  IVAX Corporation +                                                          41,411       41,411
              7,578      7,578  King Pharmaceuticals Incorporated +                                        137,692      137,692
    57,900    5,365     63,265  MedImmune Incorporated +                                      1,211,557    111,968    1,323,525
              5,600      5,600  Millennium Pharmaceuticals Incorporated +                                   52,192       52,192
              3,050      3,050  Mylan Laboratories Incorporated                                             99,857       99,857
              1,100      1,100  Praxair Incorporated                                                        56,221       56,221
                                                                                            -----------------------------------
                                                                                              3,412,382    730,548    4,142,930
                                                                                            -----------------------------------

                                COMMUNICATIONS - 0.22%
              1,775      1,775  Entercom Communications Corporation +                                       84,082       84,082
              4,710      4,710  Univision Communications Incorporated Class A +                            107,388      107,388
                                                                                            -----------------------------------
                                                                                                           191,470      191,470
                                                                                            -----------------------------------

                                CONTAINERS/PACKAGING - 1.16%
    20,000              20,000  Ball Corporation                                              1,007,800               1,007,800
                                                                                            -----------------------------------

                                CONTRACT DRILLING - 2.14%
    56,800              56,800  Nabors Industries Ltd.                                        1,860,200               1,860,200
                                                                                            -----------------------------------

                                DOMESTIC DEPOSITORY INSTITUTIONS - 0.32%
              2,074      2,074  Charter One Financial Incorporated                                          61,632       61,632
              1,150      1,150  Commerce Bancorp Incorporated                                               47,737       47,737
              2,325      2,325  National Commerce Financial Corporation                                     58,241       58,241
              3,475      3,475  Sovereign Bancorp Incorporated                                              44,828       44,828
              3,025      3,025  Synovus Financial Corporation                                               62,375       62,375
                                                                                            -----------------------------------
                                                                                                           274,813      274,813
                                                                                            -----------------------------------
                                EATING & DRINKING PLACES - 0.14%
              2,600      2,600  Cheesecake Factory +                                                        77,558       77,558
              1,425      1,425  Wendy's International Incorporated                                          47,182       47,182
                                                                                            -----------------------------------
                                                                                                           124,740      124,740
                                                                                            -----------------------------------
                                EDUCATIONAL SERVICES - 0.07%
              1,250      1,250  Career Education Corporation +                                              60,010       60,010
                                                                                            -----------------------------------

                                ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                                 EXCEPT COMPUTER EQUIPMENT - 5.76%
              4,775      4,775  Altera Corporation +                                                        41,399       41,399
              2,400      2,400  American Power Conversion Corporation +                                     22,944       22,944
              7,900      7,900  ARM Holdings plc ADR +                                                      46,610       46,610
              1,600      1,600  Broadcom Corporation Class A +                                              17,088       17,088
              2,650      2,650  Fairchild Semiconductor Corporation Class A +                               25,096       25,096
              2,850      2,850  Integrated Circuit Systems Incorporated +                                   44,745       44,745
    94,600    3,525     98,125  Intersil Corporation Class A +                                1,229,327     45,684    1,275,011
     21600      800     22,400  L-3 Communications Holdings Incorporated +                    1,138,320     42,160    1,180,480
              4,350      4,350  Marvell Technology Group Limited +                                          68,947       68,947
              2,175      2,175  Maxim Integrated Products Incorporated +                                    53,853       53,853
    94,200    4,250     98,450  Microchip Technology Incorporated +                           1,923,564     86,913    2,010,477
              1,875      1,875  National Semiconductor Corporation +                                        22,388       22,388
              7,400      7,400  Network Appliance Incorporated +                                            54,242       54,242
              3,250      3,250  Novellus Systems Incorporated +                                             67,632       67,632
              2,350      2,350  RF Micro Devices Incorporated +                                             14,100       14,100
              3,075      3,075  Varian Semiconductor Equipment Associates Incorporated T                    50,553       50,553
                                                                                            -----------------------------------
                                                                                              4,291,211    704,354    4,995,565
                                                                                            -----------------------------------
                                ELECTRONIC PRODUCTION EQUIPMENT - 1.06%
    32,800              32,800  KLA-Tencor Corporation                                          916,760                 916,760
                                                                                            -----------------------------------

                                ELECTRONICS/APPLIANCE STORES - 2.37%
    83,000              83,000  Blockbuster, Inc., Class A                                    2,058,400               2,058,400
                                                                                            -----------------------------------
                                ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                                 SERVICES - 0.13%
              2,175      2,175  Affymetrix Incorporated +                                                   45,240       45,240
              3,425      3,425  Pharmaceutical Product Development Incorporated +                           66,240       66,240
                                                                                            -----------------------------------
                                                                                                           111,480      111,480
                                                                                            -----------------------------------
                                FINANCE/RENTAL/LEASING - 1.26%
    24,000              24,000  Capital One Financial Corporation                               838,080                 838,080
    13,200              13,200  IndyMac Bancorporation, Inc.                                    254,364                 254,364
                                                                                            -----------------------------------
                                                                                              1,092,444               1,092,444
                                                                                            -----------------------------------
                                FOOD STORES - 0.09%
              3,975      3,975  Starbucks Corporation +                                                     82,004       82,004
                                                                                            -----------------------------------

                                GENERAL MERCHANDISE STORES - 0.19%
              3,825      3,825  Family Dollar Stores Incorporated                                          102,816      102,816
              3,825      3,825  TJX Companies Incorporated                                                  65,025       65,025
                                                                                            -----------------------------------
                                                                                                           167,841      167,841
                                                                                            -----------------------------------

              4,425      4,425  HEALTH SERVICES - 0.59%                                                     75,225       75,225
                775        775  Express Scripts Incorporated +                                              42,253       42,253
              7,850      7,850  Health Management Associates Incorporated Class A +                        158,727      158,727
              2,215      2,215  Laboratory Corporation of America Holdings +                                74,823       74,823
              3,150      3,150  Universal Health Services Incorporated Class B +                           161,122      161,122
                                                                                            -----------------------------------
                                                                                                           512,150      512,150
                                                                                            -----------------------------------
                                HOLDING & OTHER INVESTMENT OFFICES - 0.09%
              1,050      1,050  S & P Mid-Cap 400 Depository Receipts                                       78,068       78,068
                                                                                            -----------------------------------

                                HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.48%
    31,300    2,935     34,235  Bed Bath & Beyond Incorporated +                              1,019,910     95,593    1,115,503
              4,125      4,125  Gamestop Corporation Class A +                                              84,356       84,356
              2,100      2,100  Pier 1 Imports Incorporated                                                 40,047       40,047
              2,000      2,000  Williams-Sonoma Incorporated +                                              47,260       47,260
                                                                                            -----------------------------------
                                                                                              1,019,910    267,256    1,287,166
                                                                                            -----------------------------------
                                HOMEBUILDING - 2.83%
    55,400              55,400  Centex Corporation                                            2,456,990               2,456,990
                                                                                            -----------------------------------

                                HOSPITAL/NURSING MANAGEMENT - 2.65%
    40,000              40,000  Community Health Systems, Inc., Class A                       1,065,200               1,065,200
    32,400              32,400  Triad Hospitals, Inc.                                         1,229,580               1,229,580
                                                                                            -----------------------------------
                                                                                              2,294,780               2,294,780
                                                                                            -----------------------------------
                                HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING
                                 PLACES - 0.06%
              1,550      1,550  Mandalay Resort Group +                                                     52,003       52,003
                                                                                            -----------------------------------
                                HOTELS/RESORTS/CRUISELINES - 1.09%
    39,900              39,900  Fairmont Hotels & Resorts, Inc.                                 949,620                 949,620
                                                                                            -----------------------------------

                                INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                                 EQUIPMENT - 0.48%
              1,500      1,500  CDW Computer Centers Incorporated +                                         63,540       63,540
              1,350      1,350  International Game Technology +                                             93,339       93,339
              2,420      2,420  Lam Research Corporation +                                                  21,538       21,538
              1,200      1,200  Lexmark International Incorporated +                                        56,400       56,400
              1,925      1,925  Smith International Incorporated +                                          56,422       56,422
              2,975      2,975  Varian Medical Systems Incorporated +                                      127,895      127,895
                                                                                            -----------------------------------
                                                                                                           419,134      419,134
                                                                                            -----------------------------------
                                INSURANCE CARRIERS - 0.17%
              4,171      4,171  AdvancePCS +                                                                93,972       93,972
              2,025      2,025  Principal Financial Group Incorporated +                                    53,015       53,015
                                                                                            -----------------------------------
                                                                                                           146,987      146,987
                                                                                            -----------------------------------
                                INTEGRATED OIL - 1.14%
    12,000              12,000  Murphy Oil Corporation                                          984,840                 984,840
                                                                                            -----------------------------------

                                INTERNET SOFTWARE SERVICES - 0.00%
     2,036               2,036  Microstrategy, Inc.                                                 214                     214
       299                 299  Microstrategy, Inc., Class A                                      2,423                   2,423
                                                                                            -----------------------------------
                                                                                                  2,637                   2,637
                                                                                            -----------------------------------
                                INVESTMENT MANAGERS - 0.90%
    28,800              28,800  Federated Investors, Inc., Class B                              777,312                 777,312
                                                                                            -----------------------------------

                                MANAGED HEALTH CARE - 3.99%
    71,000              71,000  First Health Group Corporation                                1,931,200               1,931,200
    71,400              71,400  Health Net, Inc.                                              1,531,530               1,531,530
                                                                                            -----------------------------------
                                                                                              3,462,730               3,462,730
                                                                                            -----------------------------------
                                MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.56%
              1,950      1,950  Biomet Incorporated                                                         51,929       51,929
              3,496      3,496  Boston Scientific Corporation +                                            110,333      110,333
              1,325      1,325  Danaher Corporation                                                         75,326       75,326
              1,650      1,650  FLIR Systems Incorporated +                                                 57,734       57,734
              1,200      1,200  Mettler-Toledo International Incorporated +                                 31,200       31,200
                750        750  Photon Dynamics Incorporated +                                              13,973       13,973
              3,980      3,980  St Jude Medical Incorporated +                                             142,085      142,085
                                                                                            -----------------------------------
                                                                                                           482,580      482,580
                                                                                            -----------------------------------
                                MEDICAL/DENTAL DISTRIBUTORS - 1.89%
    14,100              14,100  AmerisourceBergen Corporation                                 1,007,022               1,007,022
    25,100              25,100  Priority Healthcare Corporation, Class B                        630,889                 630,889
                                                                                            -----------------------------------
                                                                                              1,637,911               1,637,911
                                                                                            -----------------------------------
                                MISCELLANEOUS RETAIL - 0.06%
              2,250      2,250  Dollar Tree Stores Incorporated +                                           49,590       49,590
                                                                                            -----------------------------------

                                MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.04%
              2,100      2,100  Swift Transportation Company Incorporated +                                 32,760       32,760
                                                                                            -----------------------------------

                                OIL & GAS EXTRACTION - 1.97%
              1,100      1,100  Apache Corporation                                                          65,395       65,395
              3,015      3,015  BJ Services Company +                                                       78,390       78,390
              3,100      3,100  ENSCO International Incorporated                                            77,624       77,624
    62,600    4,600     67,200  Ocean Energy Incorporated                                     1,248,870     91,770    1,340,640
              4,075      4,075  Patterson-UTI Energy Incorporated +                                        103,953      103,953
              1,450      1,450  Tidewater Incorporated                                                      39,136       39,136
                                                                                            -----------------------------------
                                                                                              1,248,870    456,268    1,705,138
                                                                                            -----------------------------------
                                OIL & GAS PRODUCTION - 3.87%
    42,000              42,000  Devon Energy Corporation                                      2,026,500               2,026,500
    37,000              37,000  EOG Resources, Inc.                                           1,330,520               1,330,520
                                                                                            -----------------------------------
                                                                                              3,357,020               3,357,020
                                                                                            -----------------------------------
                                OTHER CONSUMER SERVICES - 7.48%
    38,450              38,450  Apollo Group, Inc., Class A                                   1,670,460               1,670,460
    37,500              37,500  Corinthian Colleges, Inc.                                     1,414,125               1,414,125
    24,500              24,500  Expedia, Inc., Class A                                        1,241,415               1,241,415
    49,800              49,800  Weight Watchers International, Inc.                           2,159,328               2,159,328
                                                                                            -----------------------------------
                                                                                              6,485,328               6,485,328
                                                                                            -----------------------------------
                                PERSONAL SERVICES - 0.07%
              1,400      1,400  Cintas Corporation                                                          58,688       58,688
                                                                                            -----------------------------------

                                PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.16%
              1,725      1,725  New York Times Company Class A                                              78,401       78,401
              1,275      1,275  Scholastic Corporation +                                                    56,967       56,967
                                                                                            -----------------------------------
                                                                                                           135,368      135,368
                                                                                            -----------------------------------
                                PROPERTY/CASUALTY INSURANCE - 0.83%
    25,200              25,200  St. Paul Companies, Inc. (The)                                  723,744                 723,744
                                                                                            -----------------------------------
                                RAILROADS - 1.60%
    24,000              24,000  Union Pacific Corporation                                     1,388,880               1,388,880
                                                                                            -----------------------------------
                                RECREATIONAL PRODUCTS - 2.00%
    82,300              82,300  Brunswick Corporation                                         1,731,592               1,731,592
                                                                                            -----------------------------------
                                REGIONAL BANKS - 0.87%
    17,800              17,800  TCF Financial Corporation                                       753,474                 753,474
                                                                                            -----------------------------------
                                RESTAURANTS - 1.35%
    45,100              45,100  Brinker International, Inc.                                   1,168,090               1,168,090
                                                                                            -----------------------------------

                                RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.14%
              2,825      2,825  Nike Incorporated Class B                                                  121,984      121,984
                                                                                            -----------------------------------

                                SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                                 SERVICES - 0.20%
              1,200      1,200  Lehman Brothers Holdings Incorporated                                       58,860       58,860
              2,541      2,541  Neuberger Berman Incorporated                                               68,480       68,480
              2,759      2,759  Waddell & Reed Financial Incorporated Class A                               48,724       48,724
                                                                                            -----------------------------------
                                                                                                           176,064      176,064
                                                                                            -----------------------------------
                                SEMICONDUCTORS - 0.80%
    63,000              63,000  Zoran Corporation                                               692,685                 692,685
                                                                                            -----------------------------------

                                SPECIALTY INSURANCE - 2.43%
    64,586              64,586  Radian Group, Inc.                                            2,109,379               2,109,379
                                                                                            -----------------------------------

                                SPECIALTY STORES - 4.08%
    48,200              48,200  Michaels Stores, Inc.                                         2,202,740               2,202,740
    25,800              25,800  Rent-A-Center, Inc.                                           1,340,955               1,340,955
                                                                                            -----------------------------------
                                                                                              3,543,695               3,543,695
                                                                                            -----------------------------------
                                TRANSPORTATION BY AIR - 0.08%
              5,425      5,425  Southwest Airlines Company                                                  70,851       70,851
                                                                                            -----------------------------------

                                WATER TRANSPORTATION - 0.08%
              4,550      4,550  Royal Caribbean Cruises Limited                                             72,436       72,436
                                                                                            -----------------------------------

                                WHOLESALE DISTRIBUTORS - 1.27%
    25,900              25,900  W.W. Grainger, Inc.                                           1,102,045               1,102,045
                                                                                            -----------------------------------

                                WHOLESALE TRADE-DURABLE GOODS - 0.09%
              2,450      2,450  Martin Marietta Materials Incorporated                                      79,797       79,797
                                                                                            -----------------------------------
                                WHOLESALE TRADE-NONDURABLE GOODS - 0.21%
              1,500      1,500  McKesson Corporation                                                        42,495       42,495
              5,550      5,550  Priority Healthcare Corporation +                                          139,860      139,860
                                                                                            -----------------------------------
                                                                                                           182,355      182,355
                                                                                            -----------------------------------
                                WIRELESS TELECOMMUNICATIONS - 1.48%
   169,100             169,100  Nextel Communications, Inc., Class A                          1,282,624               1,282,624
                                                                                            -----------------------------------

                                Total Common Stock (Cost $84,231,262)                        74,992,794  7,204,582   82,197,376
                                                                                            -----------------------------------

                                COMMON STOCK - CLOSED END FUND  - 0.10%
              1,060      1,060  Biotech HOLDRs Trust                                                        82,574       82,574
                                                                                            -----------------------------------

                                Total Common Stock - Closed End Fund ($90,410)                              82,574       82,574
                                                                                            -----------------------------------

                                FIXED INCOME SECURITIES
                863        863  Microstrategy, Inc.                                                 177                     177
                                                                                            -----------------------------------

                                Total Fixed Income Securities - (Cost $0)                           177                     177
                                                                                            -----------------------------------

                                SHORT-TERM INVESTMENTS - 3.39%            Interest  Maturity
                                                                            Rate      Date
            133,000    133,000  Goldman Sachs & Company - 102%
                                 Collateralized by US Government Securities  1.85% 10/1/2002               133,000      133,000
 2,805,000           2,805,000  Countrywide Home Loans                                        2,805,000               2,805,000
                                                                                            -----------------------------------

                                Total Short-Term Investments (Cost $ 2,938,000)               2,805,000    133,000    2,938,000
                                                                                            -----------------------------------

                                Total Investment in Securities
                                 (Cost $87,259,672)                  98.23%                  77,797,971  7,420,156   85,218,127
                                Other Assets and Liabilities, Net     1.77%                   1,242,414    297,599    1,540,013
                                                                                            -----------------------------------
                                Total Net Assets                    100.00%                  79,040,385  7,717,755   86,758,140
                                                                                            ===================================

+ Non-income earning securities.
(1) It is not expected that any of these securities will have to be sold as a result of the Reorganization.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF SPECIALIZED TECHNOLOGY FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 2002 (UNAUDITED)

                                                                            MONTGOMERY                             WELLS FARGO
                                                         WELLS FARGO       GLOBAL TECH,                            SPECIALIZED
                                                         SPECIALIZED     TELECOM & MEDIA      PRO FORMA           TECH FUND PRO
                                                          TECH FUND           FUND           ADJUSTMENTS          FORMA COMBINED
                                                        -------------    ---------------    -------------         ---------------
ASSETS
Investments:
     In securities, at market value (see cost below)    $  37,484,933    $    64,137,437                          $  101,622,370
     Cash                                                     971,632              7,343                                 978,975
     Foreign Currency                                               0                134                                     134
Collateral for Securities Loaned                            9,012,308                  0                               9,012,308
Receivables:
     Dividends, interest, other receivables                    16,844             12,026                                  28,870
     Fund shares sold                                          28,124                  0                                  28,124
     Investment securities sold                             1,708,476          1,551,905                               3,260,381
     For options and short sales                              493,346                  0                                 493,346
Prepaid expenses and other assets                                   0            173,390                                 173,390
Total Assets                                               49,715,663         65,882,235                -            115,597,898
LIABILITIES
Net unrealized depreciation of forward foreign-
currency exchange contracts                                         0              2,797                                   2,797
Payables:
     Payable for securities loaned                          9,012,308                  0                               9,012,308
     Investment securities purchased                          399,436            583,463                                 982,899
     Fund shares redeemed                                     229,349                  0                                 229,349
     Due to other related parties                              74,471             36,869                                 111,340
     Due to advisor and affiliates                             16,587            151,839                                 168,426
     Other Accrued liabilities and expenses                   107,259            366,251                                 473,510
     Put/Call options written, at fair value                  660,489                  0                                 660,489
     Securities sold short, at fair value                     412,585                  0                                 412,585
Total Liabilities                                          10,912,484          1,141,219                -             12,053,703
TOTAL NET ASSETS                                        $  38,803,179    $    64,741,016    $           -         $  103,544,195

Net assets consist of:
     Paid-in capital                                    $ 177,447,304    $   309,629,824                          $  487,077,128
     Undistributed net investment income (loss)                     0           (354,228)                               (354,228)
     Undistributed net realized gain (loss)
      on investments and foreign currencies              (132,028,296)      (222,821,640)                           (354,849,936)
     Net unrealized appreciation (depreciation)
      of investments and foreign currencies                (6,783,978)       (21,712,940)                            (28,496,918)
     Net unrealized appreciation (depreciation)
      of options and short sales                              168,149                  0                                 168,149
TOTAL NET ASSETS                                        $  38,803,179    $    64,741,016    $           -         $  103,544,195

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                    $  13,559,090                 NA    $  64,741,016         $   78,300,106
Shares outstanding - Class A                                6,088,765                 NA       29,031,846(1)          35,120,611
Net asset value per share - Class A                     $        2.23                 NA                          $         2.23
Maximum offering price per share - Class A (2)          $        2.36                 NA                          $         2.36
Net assets - Class B                                    $  20,949,091                 NA                          $   20,949,091
Shares outstanding - Class B                                9,554,449                 NA                          $    9,554,449
Net asset value and offering price per
 share - Class B                                        $        2.19                 NA                          $         2.19
Net assets - Class C                                    $   4,294,998                 NA                          $    4,294,998
Shares outstanding - Class C                                1,959,775                 NA                               1,959,775
Net asset value and offering price per
 share - Class C                                        $        2.19                 NA                          $         2.19
Maximum offering price per share - Class C (3)          $        2.21                 NA                          $         2.21
Net assets - Class R                                               NA    $    64,741,016    $ (64,741,016)                    NA
Shares outstanding - Class R                                       NA         10,811,899      (10,811,899)(1)                 NA
Net asset value and offering price per
 share - Class R                                                   NA    $          5.99                                      NA

INVESTMENTS AT COST                                     $  44,268,911    $    85,859,425                          $  130,128,336
---------------------------------------------------------------------------------------------------------------------------------

(1) Share adjustments based on surviving Fund NAV.
(2) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more the offering price is reduced.
(3) Maximum offering price is computed as 100/99 of net asset value.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WF SPECIALIZED TECHNOLOGY FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                            MONTGOMERY                             WELLS FARGO
                                                         WELLS FARGO       GLOBAL TECH,                            SPECIALIZED
                                                         SPECIALIZED     TELECOM & MEDIA      PRO FORMA           TECH FUND PRO
                                                          TECH FUND           FUND           ADJUSTMENTS          FORMA COMBINED
                                                        -------------    ---------------    -------------         --------------
INVESTMENT INCOME
  Dividends (1)                                         $      91,992    $       609,197                -         $      701,189
  Interest                                                    103,122            213,237                -                316,359
  Security Lending Income                                      66,667             53,931                -                120,598
Total Investment Income                                       261,781            876,365                -              1,138,146

EXPENSES
  Advisory fees                                               714,457          1,285,622         (207,598) (2)         1,792,481
  Administration fees                                         102,065             69,688           84,316  (2)           256,069
  Custody fees                                                 47,630             24,152           47,717  (2)           119,499
  Shareholder servicing fees                                  170,109                  0          256,672  (2)           426,781
  Portfolio accounting fees                                    63,828             38,223          (60,320) (2)            41,731
  Transfer agency fees
     Class A/Class R                                          173,571            400,124          389,150  (2)           962,845
     Class B                                                  328,484                 NA                                 328,484
     Class C                                                   46,584                 NA                                  46,584
  Distribution fees
     Class A                                                        -                 NA                                       -
     Class B                                                  272,456                 NA                                 272,456
     Class C                                                   57,712                 NA                                  57,712
  Legal and audit fees                                         43,217            101,421          (36,212) (2)           108,426
  Registration fees                                            26,906             11,610           (8,516) (2)            30,000
  Directors' fees                                               5,726             10,856          (10,856) (2)             5,726
  Shareholder reports                                          16,816             64,368          (38,995) (2)            42,189
  Other                                                        23,896             66,791          (30,735) (2)            59,952
Total Expenses                                              2,093,457          2,072,855          384,623  (2)         4,550,935
Less:
      Waived fees and reimbursed expenses fees               (571,169)          (116,219)        (545,911) (2)        (1,233,299)
Net expenses                                                1,522,288          1,956,636         (161,288)             3,317,636
Income from Legal Settlements                                       0            330,908                0                330,908
NET INVESTMENT INCOME (LOSS)                               (1,260,507)          (749,363)         161,288             (1,848,582)

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments         (13,312,484)       (52,892,354)                            (66,204,838)
  Net realized gain (loss) on foreign currency
   transactions                                                    29           (159,443)                               (159,414)
  Net realized gain (loss) on options                         281,040                  0                                 281,040
  Net realized gain (loss) on short sales                      69,567                  0                                  69,567
  Net change in unrealized appreciation
   or depreciation of investments                               9,100         67,729,934                              67,739,034
  Net change in unrealized appreciation or depreciation
   on options                                                 169,918                  0                                 169,918
  Net change in unrealized appreciation or depreciation
   on short sales                                              (1,769)                 0                                  (1,769)
  Net change in unrealized appreciation or depreciation
   on forward foreign-currency exchange contracts                   0            (10,394)                                (10,394)
  Net change in unrealized appreciation or depreciation
   on foreign-currency transactions and other assets
   and liabilities                                                  0             37,450                                  37,450
Net Gain (Loss) on Investments                            (12,784,599)        14,705,193                -              1,920,594
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              $ (14,045,106)   $    13,955,830          161,288         $       72,012
---------------------------------------------------------------------------------------------------------------------------------

(1) Net of foreign withholding taxes of $26,023
(2) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

WELLS FARGO FUNDS - SPECIALIZED TECHNOLOGY FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
AS OF SEPTEMBER 30, 2002 (UNAUDITED) (NOTE 1)

               SHARES/PAR                           SECURITY NAME                                      MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------------
                           WELLS FARGO                                                                    MONTGOMERY  WELLS FARGO
WF            MONTGOMERY   SPECIALIZED                                                          WF          GLOBAL    SPECIALIZED
SPECIALIZED  GLOBAL TECH,   TECH FUND                                                       SPECIALIZED      TECH,     TECH FUND
TECHNOLOGY    TELECOM &     PRO FORMA                                                       TECHNOLOGY    TELECOM &    PRO FORMA
FUND          MEDIA FUND    COMBINED                                                            FUND      MEDIA FUND   COMBINED

                                        COMMON STOCK

                                        BROADCASTING- 6.72%
                   74,400       74,400  Fox Entertainment Group, Inc.                                    $ 1,639,032  $ 1,639,032
                  490,700      490,700  Granada Compass PLC                                                  523,921      523,921
                   44,700       44,700  JC Decaux S.A.                                                       504,195      504,195
                  122,300      122,300  Liberty Media Corporation, Class A                                   878,114      878,114
                   12,400       12,400  New York Times Company                                               563,580      563,580
                   22,900       22,900  Societe Television Francaise 1                                       486,068      486,068
                   58,200       58,200  Viacom, Inc., Class B                                              2,360,010    2,360,010
                                                                                            -------------------------------------
                                                                                                           6,954,920    6,954,920
                                                                                            -------------------------------------
                                        BUSINESS SERVICES - 28.49%
     42,690                     42,690  Affiliated Computer Services Incorporated Class A +   1,816,460                 1,816,460
                  242,400      242,400  Amadeus Global Travel Distribution S.A., Class A                   1,015,134    1,015,134
                   87,400       87,400  AOL Time Warner, Inc.                                              1,022,580    1,022,580
     12,350                     12,350  BEA Systems Incorporated +                               63,973                    63,973
     29,600                     29,600  BISYS Group Incorporated +                              494,616                   494,616
     44,470                     44,470  Brocade Communications Systems Incorporated +           334,859                   334,859
     14,700                     14,700  Business Objects SA ADR +                               156,114                   156,114
      7,850                      7,850  Check Point Software Technologies Limited               107,859                   107,859
                   58,200       58,200  Clear Channel Communications, Inc.                                 2,022,450    2,022,450
     20,210                     20,210  Computer Sciences Corporation +                         561,636                   561,636
     31,850        53,300       85,150  Concord EFS Corporation                                 505,778      848,269    1,354,047
                   52,900       52,900  Convergys Corporation                                                795,087      795,087
     27,850        15,300       43,150  eBay, Inc.                                            1,470,759      808,375    2,279,134
      4,100                      4,100  Electronic Arts Incorporated +                          270,436                   270,436
                   26,700       26,700  Electronic Data Systems Corporation                                  373,266      373,266
      9,760                      9,760  First Data Corporation                                  272,792                   272,792
      8,000                      8,000  Infosys Technologies Limited ADR                        433,600                   433,600
     19,320                     19,320  Internet Security Systems Incorporated +                238,022                   238,022
     23,380                     23,380  Intuit Incorporated +                                 1,064,491                 1,064,491
     28,790                     28,790  Mercury Interactive Corporation +                       494,036                   494,036
     59,130        48,300      107,430  Microsoft Corporation                                 2,583,390    2,112,159    4,695,549
    265,350                    265,350  Misys plc                                               621,771                   621,771
      9,810                      9,810  NetIQ Corporation +                                     142,245                   142,245
     49,560                     49,560  Network Associates Incorporated +                       526,823                   526,823
                   63,700       63,700  Open Text Corporation                                              1,241,832    1,241,832
                  120,000      120,000  Oracle Corporation                                                   943,800      943,800
     46,740                     46,740  Overture Services Incorporated +                      1,101,662                 1,101,662
    115,470                    115,470  Red Hat Incorporated +                                  548,483                   548,483
      3,380                      3,380  SAP AG ADR                                               38,025                    38,025
      2,100                      2,100  Softbank Corporation                                     20,320                    20,320
     25,260        10,900       36,160  Symantec Corporation                                    850,504      366,622    1,217,126
      3,000                      3,000  Trend Micro Incorporated +                               78,857                    78,857
      5,890                      5,890  Unisys Corporation +                                     41,230                    41,230
     12,610        23,200       35,810  Veritas Software Corporation                            185,493      340,460      525,953
     36,750                     36,750  WebEx Communications Incorporated +                     411,233                   411,233
        112                        112  Yahoo Japan Corporation +                             1,389,190                 1,389,190
     37,820        44,500       82,320  Yahoo!, Inc                                             361,937      425,198      787,135
                                                                                            -------------------------------------
                                                                                             17,186,594   12,315,232   29,501,826
                                                                                            -------------------------------------
                                        CHEMICALS & Allied Products - 2.52%
     23,170                     23,170  Gilead Sciences Incorporated +                          776,890                   776,890
      2,480         6,100        8,580  Rohm Company Limited                                    291,106      715,732    1,006,838
     17,790                     17,790  iShares NASDAQ Biotechnology Index                      822,788                   822,788
                                                                                            -------------------------------------
                                                                                              1,890,784      715,732    2,606,516
                                                                                            -------------------------------------


                                        COMMUNICATIONS - 27.67%
                1,274,000    1,274,000  Advanced Info Service Public Company Ltd.                          1,000,832    1,000,832
                   41,200       41,200  AT&T Canada, Inc.                                                  1,321,078    1,321,078
                  206,600      206,600  AT&T Corporation                                                   2,481,266    2,481,266
                   74,800       74,800  AT&T Wireless Services, Inc.                                         308,176      308,176
                   35,100       35,100  BellSouth Corporation                                                644,436      644,436
                   53,400       53,400  Cosmote Mobile Communications.S.A.                                   438,823      438,823
                   70,000       70,000  Deutsche Telekom AG                                                  591,139      591,139
                   67,600       67,600  Echostar Communications Corporation, Class A                       1,173,536    1,173,536
     36,330                     36,330  Extreme Networks Incorporated +                         152,949                   152,949
     74,600                     74,600  Foundry Networks Incorporated +                         408,808                   408,808
                  115,400      115,400  KT Corporation, Sponsored ADR                                      2,559,572    2,559,572
                   25,990       25,990  KT Freetel                                                           644,064      644,064
                   21,000       21,000  Mobile Telesystems,  Sponsored ADR                                   634,200      634,200
                   86,300       86,300  Motorola, Inc.                                                       878,534      878,534
                   45,400       45,400  Nokia Oyj, Sponsored ADR                                             601,550      601,550
                  157,100      157,100  Orange S.A.                                                          710,668      710,668
                  203,800      203,800  Portugal Telecom, SGPS, S.A.                                         915,885      915,885
                   52,900       52,900  SBC Communications, Inc.                                           1,063,290    1,063,290
                  299,200      299,200  Sprint Corporation (PCS Group)                                       586,432      586,432
                  114,900      114,900  Tandberg ASA                                                       1,124,205    1,124,205
                   65,450       65,450  TDC A/S                                                            1,418,569    1,418,569
                  201,200      201,200  Telecom Corporation of New Zealand Ltd.                              465,057      465,057
                  184,100      184,100  Telecom Italia SpA                                                 1,301,943    1,301,943
                  159,035      159,035  Telefonica S.A.                                                    1,184,375    1,184,375
                   28,200       28,200  Telefonos de Mexico S.A. de C.V., Series L,
                                         Sponsored ADR                                                       793,830      793,830
                  584,700      584,700  Telenor A/S                                                        1,783,320    1,783,320
                   80,600       80,600  Time Warner Telecom, Inc., Class A                                    65,689       65,689
                   50,400       50,400  Verizon Communications, Inc.                                       1,382,976    1,382,976
                1,587,482    1,587,482  Vodafone Group PLC                                                 2,018,993    2,018,993
                                                                                            -------------------------------------
                                                                                                561,757   28,092,438   28,654,195
                                                                                            -------------------------------------

                                        ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                                         COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.14%
                   28,600       28,600  Applied Materials, Inc.                                              330,473      330,473
      6,430         6,430       12,860  Ase Test Limited +                                       22,698                    22,698
      3,460         3,460        6,920  ASM International NV ADR +                               31,313                    31,313
                   22,900       22,900  Best Buy Company, Inc.                                               510,899      510,899
     14,270                     14,270  CIENA Corporation +                                      42,382                    42,382
      6,250                      6,250  Hirose Electric Company Limited                         448,702                   448,702
     37,400                     37,400  Integrated Circuit Systems Incorporated +               587,180                   587,180
     20,390                     20,390  Integrated Device Technology Incorporated +             212,872                   212,872
                   54,100       54,100  Intel Corporation                                                    750,637      750,637
      8,980                      8,980  L-3 Communications Holdings Incorporated +              473,246                   473,246
      3,200                      3,200  Mabuchi Motor Company                                   282,569                   282,569
      5,090                      5,090  Marvell Technology Group Limited +                       80,677                    80,677
      7,155                      7,155  Microchip Technology Incorporated +                     146,320                   146,320
      2,320                      2,320  Micron Technology Incorporated +                         28,698                    28,698
     30,500                     30,500  Network Appliance Incorporated +                        223,565                   223,565
     60,690                     60,690  Nokia OYJ ADR                                           804,143                   804,143
                   47,200       47,200  Power Integrations, Inc.                                             572,772      572,772
      5,540                      5,540  QLogic Corporation +                                    144,262                   144,262
     26,980                     26,980  Qualcomm Incorporated +                                 745,188                   745,188
     28,080                     28,080  RF Micro Devices Incorporated +                         168,480                   168,480
      4,520                      4,520  STMicroelectronics NV NY Shares                          61,156                    61,156
      1,590        35,500       37,090  Texas Instruments Incorporated                           23,484      524,335      547,819
     79,490                     79,490  UTStarcom Incorporated +                              1,213,812                 1,213,812
                                                                                            -------------------------------------
                                                                                              5,740,747    2,689,116    8,429,863
                                                                                            -------------------------------------
                                        ENTERTAINMENT - .72%
                   39,800       39,800  Sega Enterprises                                                     743,452      743,452
                                                                                            -------------------------------------
                                        FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                                         TRANSPORTATION EQUIPMENT - 1.38%
      8,740                      8,740  Alliant Techsystems Incorporated +                      605,245                   605,245
     12,700                     12,700  Lockheed Martin Corporation                             821,309                   821,309
                                                                                            -------------------------------------
                                                                                              1,426,554            0    1,426,554
                                                                                            -------------------------------------
                                        INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                                         EQUIPMENT - 9.00%
                  115,800      115,800  BMC Software, Inc.                                                 1,513,506    1,513,506
      1,380                      1,380  CDW Computer Centers Incorporated +                      58,457                    58,457
     95,640        69,156      164,796  Cisco Systems Incorporated +                          1,002,307      724,755    1,727,062
     34,660        70,800      105,460  Dell Computer Corporation +                             815,203    1,664,154    2,479,357
     22,030                     22,030  EMC Corporation +                                       100,677                   100,677
     17,930                     17,930  Emulex Corporation +                                    201,892                   201,892
     45,160                     45,160  Hewlett-Packard Company                                 527,017                   527,017
      8,500        25,100       33,600  IBM Corporation                                         496,315    1,465,589    1,961,904
                   15,500       15,500  Lexmark International, Inc.                                          728,500      728,500
        720                        720  Logitech International SA +                              20,282                    20,282
                                                                                            -------------------------------------
                                                                                              3,222,150    6,096,504    9,318,654
                                                                                            -------------------------------------
                                        MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                                         PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - .66%
      6,000                      6,000  Canon Incorporated                                      196,156                   196,156
     16,650                     16,650  Raytheon Company                                        487,845                   487,845
                                                                                            -------------------------------------
                                                                                                684,001            0      684,001
                                                                                            -------------------------------------
                                        MISCELLANEOUS RETAIL - .38%
     24,800                     24,800  Amazon.Com Incorporated +                               395,064                   395,064
                                                                                            -------------------------------------
                                        TRANSPORTATION EQUIPMENT - .56%
      4,680                      4,680  Northrop Grumman Corporation (b)                        580,507                   580,507
                                                                                            -------------------------------------
                                        TRANSPORTATION SERVICES - .94%
     19,270                     19,270  Expedia Incorporated Class A +                          976,025                   976,025
                                                                                            -------------------------------------
                                        WHOLESALE TRADE-DURABLE GOODS - 1.94%
     42,000                     42,000  Insight Enterprises Incorporated +                      426,299                   426,299
      3,600                      3,600  Kyocera Corporation                                     241,004                   241,004
                    3,060        3,060  Samsung Electronics Company Ltd.                                     747,043      747,043
      4,920                      4,920  Samsung Electronics GDR                                 598,093                   598,093
                                                                                            -------------------------------------
                                                                                              1,265,396      747,043    2,012,439
                                                                                            -------------------------------------
                                        PURCHASED CALL OPTION - .12%
         35                         35  S&P 500 Index                                           124,600                   124,600
                                                                                            -------------------------------------

PAR          PAR           PAR          REPURCHASE AGREEMENTS - 8.90%
                                        Countrywide Home Loans - 102% Collateralized by US
             $ 5,783,000   $ 5,783,000  Government Securities                                              5,783,000    5,783,000
                                        Goldman Sachs & Company - 102% Collateralized by US
 $3,430,754                  3,430,754  Government Securities                                 3,430,754                 3,430,754
                                                                                            -------------------------------------
                                                                                              3,430,754    5,783,000    9,213,754
                                                                                            -------------------------------------


                                        Total Investments in Securities - 98.14%             37,484,933   64,137,437  101,622,370
                                        (Cost $130,128,336)
                                        Other Assets and Liabilities, net - 1.86%             1,318,246      603,579    1,921,825
                                                                                            -------------------------------------
                                        Total Net Assets - 100.00%                           38,803,179   64,741,016  103,544,195
                                                                                            =====================================

+ Non-income earning securities.

WELLS FARGO FUNDS - SPECIALIZED TECHNOLOGY FUND
PRO FORMA PORTFOLIO OF SECURITIES SOLD SHORT
AS OF SEPTEMBER 30, 2002 ( UNAUDITED)

                           WELLS FARGO                                                                   MONTGOMERY   WELLS FARGO
WF           MONTGOMERY    SPECIALIZED                                                      WF           GLOBAL       SPECIALIZED
SPECIALIZED  GLOBAL TECH,  TECH FUND                                                        SPECIALIZED  TECH,        TECH FUND
TECHNOLOGY   TELECOM &     PRO FORMA                                                        TECHNOLOGY   TELECOM &    PRO FORMA
FUND         MEDIA FUND    COMBINED                                                         FUND         MEDIA FUND   COMBINED

             SHARES/PAR                  SECURITY NAME                                                     MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------------
                  (21,500)     (21,500) Semiconductor HOLDRs Trust                          $  (412,585)              $  (412,585)
                                        (Proceeds $410,816)                                    ----------------------------------

(1) It is not expected that any of these securities will have to be sold as a result of the Reorganization.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-22]

                                WELLS FARGO FUNDS

               NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

1.)  Basis of Combination

         The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and the Statement of Operations reflect the accounts of the Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Mid Cap Growth Fund and the Wells Fargo Specialized Technology Fund, all series of Wells Fargo Funds Trust ("Wells Fargo Funds") as of September 30, 2002 for the fiscal year then ended, and the accounts of Wells Fargo Montgomery Emerging Markets Focus Fund, as of June 30, 2002 for the fiscal year then ended of the two Montgomery Funds being reorganized into the newly-created Wells Fargo Montgomery Emerging Markets Focus Fund. These pro forma statements have been derived from the annual or semi-annual reports of each Target Fund and its corresponding Acquiring Fund.

         In the consolidation, each Wells Fargo Fund will acquire all the net assets of the corresponding Montgomery Fund in a tax-free exchange as detailed in the chart below. The accounting survivor of each Reorganization is marked with an asterisk.

-----------------------------------------------------------------------------------------------------------------
WELLS FARGO FUNDS                  MONTGOMERY FUNDS                        LEGAL SURVIVOR
-----------------------------------------------------------------------------------------------------------------
N/A                                Emerging Markets Fund &                 WF Montgomery Emerging Markets Focus
                                   Emerging Markets Focus Fund*            Fund
-----------------------------------------------------------------------------------------------------------------
Large Company Growth Fund*         Growth Fund                             WF Large Company Growth Fund
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                Mid Cap Fund*                           WF Montgomery Mid Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------
Specialized Technology Fund*       Global Tech, Telecom and Media Fund     WF Specialized Technology Fund
-----------------------------------------------------------------------------------------------------------------

         Wells Fargo Funds Management, LLC has agreed to pay all expenses of the Reorganization so neither Wells Fargo Funds nor Montgomery Funds shareholders will bear any of these costs.

         Under generally accepted accounting principles, the historic cost of the investment securities will be carried forward to the surviving entity. The pro forma financial statements have been prepared utilizing proposed fee data and historical data of the Wells Fargo Funds.

         The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Wells Fargo Funds.

         Pro forma adjusted annual investment advisory fee rates used for each Wells Fargo Fund is listed in the chart below.

-----------------------------------------------------------------------------
FUND                                                                 FEE
-----------------------------------------------------------------------------
WF Emerging Markets Focus Fund (New Fund)                           1.10%
-----------------------------------------------------------------------------
WF International Equity Fund                                        1.00%
-----------------------------------------------------------------------------
WF Large Company Growth Fund                                        0.75%*
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FUND                                                                 FEE
-----------------------------------------------------------------------------
WF Montgomery Mid Cap Growth Fund                                   0.75%
-----------------------------------------------------------------------------
WF Specialized Technology Fund                                      1.05%
-----------------------------------------------------------------------------

         *Represents the investment advisory fee rate of the Master Portfolio in which this Fund invests.

         Pro forma adjusted custody fees were computed based on an annual rate of 0.02% of the average daily net assets of the WF Montgomery Mid Cap Growth Fund, at a rate of 0.07% of the average daily net assets of the Wells Fargo Specialized Technology Fund, at a rate of 0.10% of the average daily net assets for the Wells Fargo International Equity Fund, and at a rate of 0.25% of the average daily net assets of the Wells Fargo Emerging Markets Focus Fund.

         The Wells Fargo Large Company Growth Fund, as a Gateway feeder Fund, does not directly pay an advisory fee or custody fee as it invests substantially all of its net assets in other Wells Fargo Funds.

         Pro forma adjusted administration fees were computed based on the annual rate of 0.15% of average daily net assets of the Wells Fargo Funds.

         Pro forma adjusted transfer agency fees were calculated on a per shareholder account basis.

         Pro forma shareholder servicing fees were computed based on the annual rate of 0.25% of the average daily net assets of the Class A, Class B and Class C shares of the Wells Fargo Funds.

         Pro forma distribution fees were computed based on the annual rate of 0.75% of the average daily net assets of the Class B and Class C shares of each Wells Fargo Fund.

         The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

         The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.)  Portfolio Valuation

         Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses and SAIs.

3.)  Investment Objectives and Policies

         The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION.

         Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant's Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

         SECTION 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this
Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

         SECTION 2. MANDATORY INDEMNIFICATION. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

                  As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered

Person's willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust ("disabling conduct").

                  (c) No indemnification or advance shall be made under this
Article IX to the extent such indemnification or advance:

                      (i) would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

                      (ii) would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

                  (d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

                      (i) a final decision on the merits by a court or other body before whom the proceeding was brought; or

                      (ii) in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of,
                            Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

                  (e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

                  (f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

                  (g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. EXHIBITS.

         All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

EXHIBIT NUMBER             DESCRIPTION

       (1) Amended and Restated Declaration of Trust dated November 5, 2002, is incorporated by reference to Post-Effective Amendment No. 54 to the
                           Registration Statement, filed December 27, 2002.

       (2)                 Not applicable

       (3)                 Not Applicable.

       (4) Form of Agreement and Plan of Reorganization, filed herewith.

       (5)                 Not Applicable.

      (6)(a) Form of Interim Advisory Agreement between Wells Capital Management Incorporated and The Montgomery Funds, dated December 16, 2002, filed herewith.

      (6)(b) Form of Interim Advisory Agreement between Wells Capital Management Incorporated and The Montgomery Funds II, dated December 16, 2002, filed herewith.

      (6)(c) Investment Advisory Agreement between the Registrant and Wells Fargo Funds Management, LLC, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001, and updated Schedule A is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed on November 1, 2002.

EXHIBIT NUMBER             DESCRIPTION

      (6)(d) Sub-Advisory Agreement with Barclays Global Fund Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000, and the updated Appendix I is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002.

      (6)(e) Sub-Advisory Agreement with Dresdner RCM Global Investors LLC is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement, filed on November 1, 2001.

      (6)(f) Sub-Advisory Agreement with Galliard Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001, and updated Schedule A is incorporated by reference to Post-Effective Amendment No. 49 to the
                           Registration Statement, filed on November 1, 2002.

      (6)(g) Sub-Advisory Agreement with Peregrine Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001, and Schedule A is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed on February 8, 2002.

      (6)(h) Sub-Advisory Agreement with Schroder Investment Management North America, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001, and Schedule A is incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement, filed on October 1, 2002.

      (6)(i) Sub-Advisory Agreement with Smith Asset Management Group, L.P. is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed on November 1, 2002.

      (6)(j)               Sub-Advisory Agreement with Wells Capital
                           Management Incorporated, dated March 1, 2001 is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed on November 1, 2002.

       (7) Amended and Restated Distribution Agreement with Stephens Inc. and form of Selling Agreement, is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed on November 1, 2002.

EXHIBIT NUMBER             DESCRIPTION

       (8)                 Not Applicable.

      (9)(a) Custody Agreement between Registrant and Wells Fargo Bank Minnesota, N.A. dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000, and updated Appendix A is incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement, filed on October 1, 2002.

       (10) Distribution Plan adopted under Rule 12b-1 of the 1940 Act, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed on July 1, 2001, and updated Schedule A is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002.

       (11) Opinion and Consent of Counsel - Morrison & Foerster LLP, filed herewith.

       (12)                See Item 17(3) of this Part C.

     (13)(a) Fee and Expense Agreement between Registrant and Wells Fargo Funds Management, LLC dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001. Updated Schedule is filed herewith.

      13(b) Administration Agreement between Registrant and Wells Fargo Funds Management, LLC, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the
                           Registration Statement, filed on May 1, 2001.

      13(c) Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

      13(d) Accounting Services Agreement between Registrant and PFPC Inc., dated September 1, 2002, is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement, filed on December 27, 2002.

EXHIBIT NUMBER             DESCRIPTION

     (14)(a) Consent of Independent Auditors of Wells Fargo Funds Trust - KPMG LLP to the use of the reports, dated November 3, 2002, for the Wells Fargo International Equity Fund, Large Company Growth Fund, Mid Cap Growth Fund, and Specialized Technology Fund, dated May 3, 2002 for the Wells Fargo Government Money Market Fund. Filed herewith.

     (14)(b) Consent of Independent Auditors of The Montgomery Funds and The Montgomery Funds II --
                           PricewaterhouseCoopers LLP.  Filed herewith.

       (15)                Not Applicable.

       (16) Powers of Attorney, are incorporated by reference to the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File Nos. 333-49224; 811-09253).

       (17)                Form of Proxy Ballot, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 31st day of December, 2002.

                                              WELLS FARGO FUNDS TRUST


                                              By: /s/ Christopher Bellonzi
                                                  ----------------------------
                                              Christopher Bellonzi
                                              Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 31st day of December, 2002.


               SIGNATURES                               TITLE

------------------------------------     President and/or Principal Executive
Michael J. Hogan*                        Officer


------------------------------------     Treasurer and/or Principal Financial
Karla M. Rabusch*                        Officer

A Majority of the Trustees*

Robert C. Brown                          Trustee
Thomas S. Goho                           Trustee
Peter G. Gordon                          Trustee
W. Rodney Hughes                         Trustee
Richard M. Leach                         Trustee
J. Tucker Morse                          Trustee
Timothy J. Penny                         Trustee
Donald C. Willeke                        Trustee


*By: /s/ Christopher Bellonzi
     -------------------------------
       Christopher Bellonzi
       (Attorney-in-Fact)

                             WELLS FARGO FUNDS TRUST
                               N-14 EXHIBIT INDEX

Exhibit Number                        Description
--------------                        -----------

    4             Form of Agreement and Plan of Reorganization.

    6(a) Form of Interim Advisory Agreement between Wells Capital Management Incorporated and The Montgomery Funds, dated December 16, 2002

    6(b) Form of Interim Advisory Agreement between Wells Capital Management Incorporated and The Montgomery Funds II, dated December 16, 2002

    11            Opinion and Consent of Counsel - Morrison & Foerster LLP.

    13(a)         Updated Schedule to Fee Waiver Agreement, dated as of December
                  18, 2002.

    14(a)         Independent Auditors' Consent - KPMG LLP.

    14(b)         Independent Auditors' Consent - PricewaterhouseCoopers LLP

    17            Form of Proxy Ballot

                                                                       Exhibit 4

                                 DRAFT 12/10/02

                             WELLS FARGO FUNDS TRUST

                                       AND

                            THE MONTGOMERY FUNDS AND
                             THE MONTGOMERY FUNDS II


                                  AGREEMENT AND

                                     PLAN OF

                                 REORGANIZATION

                          Dated as of February 1, 2003

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this 1st day of February, 2003, by and between Wells Fargo Funds Trust ("Wells Fargo Funds"), a Delaware business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "Acquiring Fund"), The Montgomery Funds (the "MF Trust") and The Montgomery Funds II (the "MF Trust II"), business trusts organized respectively under the laws of the Commonwealth of Massachusetts and the State of Delaware (together the "Trusts" and each a "Trust"), each Trust acting for itself and on behalf of its series listed in the Acquired Funds column below (each an "Acquired Fund")

----------------------------------------------------------------------------------------------------
        Acquired Funds                                  Acquiring Funds
----------------------------------------------------------------------------------------------------
THE MF TRUST
----------------------------------------------------------------------------------------------------
Emerging Markets Fund                             Montgomery Emerging Markets Focus Fund
----------------------------------------------------------------------------------------------------
Global Tech, Telecom & Media Fund                 Specialized Technology Fund
----------------------------------------------------------------------------------------------------
Government Money Market Fund                      Government Money Market Fund
----------------------------------------------------------------------------------------------------
Growth Fund                                       Large Company Growth Fund
----------------------------------------------------------------------------------------------------
International Growth Fund                         International Equity Fund
----------------------------------------------------------------------------------------------------
Mid Cap Fund                                      Mid Cap Growth Fund
----------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund               Montgomery Short Duration Government Bond Fund
----------------------------------------------------------------------------------------------------
Small Cap Fund                                    Montgomery Small Cap Fund
----------------------------------------------------------------------------------------------------
Total Return Bond Fund                            Montgomery Total Return Bond Fund
----------------------------------------------------------------------------------------------------

THE MF TRUST II
----------------------------------------------------------------------------------------------------
Emerging Markets Focus Fund                       Montgomery Emerging Markets Focus Fund
----------------------------------------------------------------------------------------------------
Institutional Series: Emerging Markets Portfolio  Montgomery Institutional Emerging Markets Fund
----------------------------------------------------------------------------------------------------

         WHEREAS, Wells Fargo & Company ("Wells Fargo"), a Delaware corporation, and Wells Capital Management Incorporated, a California corporation, on the one hand, and Commerzbank AG ("Commerzbank"), a German banking institution, on the other hand, have entered into an Acquisition Agreement (the "Acquisition Agreement") dated as of November 21, 2002 which, among other things, provides for the merger of the Acquired Funds, which are currently being managed by Commerzbank's United States investment advisory subsidiary, Montgomery Asset Management, LLC ("MAM"), into the Wells Fargo Funds.

         WHEREAS, Wells Fargo Funds, MF Trust and MF Trust II are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

         WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Acquired Fund listed above opposite the Acquiring Fund ("Corresponding Acquired Fund") in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Corresponding Acquired Fund in connection with the liquidation and termination of the Corresponding Acquired Fund (each transaction between an Acquiring Fund and its Corresponding Acquired Fund, a "Reorganization"); and

         WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Acquired Fund be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to that Reorganization;

         NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

         1.     Definitions.

                  The following terms shall have the following meanings:

1933 Act............................   The Securities Act of 1933, as amended.

1934 Act............................   The Securities Exchange Act of 1934, as
                                       amended.

Active                                 Each Reorganization set forth in the
Reorganization......................   Active Reorganization Table on
                                       Schedule A.


Acquired Fund Class.................   The Acquired Fund share class set forth
                                       opposite an Acquiring Class in the
                                       Corresponding Classes Table on
                                       Schedule A.

Acquiring Fund Class................   The class of an Acquiring Fund's shares
                                       that Wells Fargo Funds will issue to the shareholders of the Corresponding
                                       Acquired Fund Class as set forth in the
                                       Corresponding Classes Table on Schedule
                                       A.

Acquired Fund Financial                The audited financial statements of
Statements..........................   each Acquired Fund for its most recently
                                       completed fiscal year and, if applicable, the unaudited financial statements of each Acquired Fund for its most recently completed semi-annual period.

Acquiring Fund Financial               The audited financial statements of each
Statements..........................   Acquiring Fund for its most recently
                                       completed fiscal year and, if applicable, the unaudited financial statements of each Acquiring Fund for its most recently completed semi-annual period.

Assets..............................   All property and assets of any kind and
                                       all interests, rights, privileges
                                       and powers of or attributable to an
                                       Acquired Fund, whether or not
                                       determinable at the appropriate Effective
                                       Time and wherever located.  Assets
                                       include all cash, cash equivalents,
                                       securities, claims (whether absolute or
                                       contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables
                                       (including dividend and interest
                                       receivables) owned by an Acquired Fund
                                       and any deferred or
                                       prepaid expense shown as an asset on the Acquired Fund's books.

Closing Date........................   June 6, 2003, or such other date as the
                                       parties may agree to in writing with
                                       respect to a Reorganization.

Effective Time......................   9:00 a.m. Eastern Time on the business
                                       day following the Closing Date of a
                                       Reorganization, or such other time and
                                       date as the parties may agree to in
                                       writing.

Fund................................   An Acquiring Fund or an Acquired Fund.

HSR Act.............................   The Hart-Scott-Rodino Antitrust
                                       Improvements Act of 1976, as amended.

Know, Known or Knowledge............   Known after reasonable inquiry.

Liabilities.........................   All liabilities of, allocated or
                                       attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

Material Agreements.................   The agreements set forth on Schedule B,
                                       as may be amended from time to time.

N-1A Registration Statement.........   The Registration Statement of Wells Fargo
                                       Funds on Form N-1A under the 1940
                                       Act that will register the shares of each Acquiring Fund to be issued in the Shell Reorganizations.

N-14 Registration Statement.........   The Registration Statement on Form N-14
                                       under the 1933 Act and the 1940 Act that will register the shares of each Acquiring Fund to be issued in the Active Reorganizations and will include the proxy materials necessary for the shareholders of the Corresponding
                                       Acquired Funds to approve the
                                       Reorganizations.

Reorganization Documents............   Such bills of sale, assignments, and
                                       other instruments of transfer as Wells
                                       Fargo Funds, MF Trust or MF Trust II
                                       deems desirable for an Acquired Fund
                                       to transfer to an Acquiring Fund all
                                       right and title to and interest in the
                                       Corresponding Acquired Fund's Assets and
                                       Liabilities and for the Acquiring
                                       Fund to assume the Corresponding Acquired
                                       Fund's Assets and Liabilities.

Schedule A..........................   Schedule A to this Plan.

Schedule B..........................   Schedule B to this Plan, as may be
                                       amended from time to time.

Shell Reorganizations...............   The Reorganizations set forth in the
                                       Shell Reorganization Table
                                       on Schedule A.

Valuation Time......................   The time on the Reorganization's Closing
                                       Date, the business day immediately
                                       preceding the Closing Date if the Closing
                                       Date is not a business day or such
                                       other time as the parties may agree to in writing, that Wells Fargo Funds determines the net asset value of the shares of the Acquiring Fund and the Trust determines the net value of the Assets of or attributable to the Corresponding Acquired Fund. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be at the time of day then set forth in the Acquiring Fund's and the Acquired
                                       Fund's Registration Statement on Form
                                       N-1A as the time of day at which net
                                       asset value is calculated.

         2.     Regulatory Filings and Shareholder Action.

                (a) Wells Fargo Funds shall promptly prepare and file the Form N-14 Registration Statement with the SEC. Wells Fargo Funds also shall promptly prepare and file an amendment to its Registration Statement with the SEC on Form N-1A to register the shares of the Acquiring Fund to be issued in the Shell Reorganizations. Wells Fargo Funds shall make any other required filings including, without limitation, filings with state securities regulatory authorities.

                (b) The Trusts shall assist Wells Fargo Funds in preparing the Form N-14 Registration Statement.

                (c) The parties shall seek orders of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

                (d) As soon as practicable after the effective date of the Form N-14 Registration Statement, each Acquired Fund shall hold a meeting of its shareholders to consider and approve this Plan, the Reorganization and such other matters as the Board of Trustees of the Acquired Fund may determine.

         3. Transfer of Acquired Fund Assets. Each Trust, on behalf of each of its series, and Wells Fargo Funds shall take the following steps with respect to each Reorganization:

                (a) On or prior to the Closing Date, the Trust shall endeavor to pay or make reasonable provision to pay out of the Acquired Fund's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are Known to the Trust and that are due and payable as of the Closing Date.

                (b) At the Effective Time, the Trust shall assign, transfer, deliver and convey all of the Acquired Fund's Assets to the Acquiring Fund. Wells Fargo Funds shall then accept the Acquired Fund's Assets and assume the Acquired Fund's Liabilities such that at and after the

Effective Time (i) all of the Acquired Fund's Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Acquired Fund's Liabilities at the Effective Time shall attach to the Acquiring Fund, and be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

                (c) The Trust shall assign, transfer, deliver and convey the Acquired Fund's Assets to the corresponding Acquiring Fund at the Reorganization's Effective Time on the following bases:

                    (1) In exchange for the transfer of the Assets, Wells Fargo Funds shall simultaneously issue and deliver to the Acquired Fund full and fractional shares of beneficial interest of each Acquiring Class. Wells Fargo Funds shall determine the number of shares of each Acquiring Class to issue by dividing the net value of the Assets attributable to the Corresponding Acquired Fund Class by the net asset value of one Acquiring Class share. Based on this calculation, Wells Fargo Funds shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the net value of the Assets of the Corresponding Acquired Fund Class.

                    (2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Assets to be conveyed, as of the Valuation Time substantially in accordance with Wells Fargo Funds current valuation procedures, a copy of which has been furnished to the Trust. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

                    (3) The Trust shall cause its custodian to transfer the Assets with good and marketable title to the custodian for the account of the Acquiring Fund. The Trust shall cause its custodian to transfer all cash in the form of immediately available funds payable to the order of the Wells Fargo Funds' custodian for the account of the Acquiring Fund. The Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's custodian at the Effective Time to the Wells Fargo Funds' custodian at the earliest practicable date thereafter.

                (d) Promptly after the Closing Date, the Trust will deliver to Wells Fargo Funds an unaudited Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

         4. Liquidation and Termination of Acquired Funds, Registration of Shares and Access to Records. Each Trust, on behalf of each of its Acquired Funds, and Wells Fargo Funds, shall take the following steps with respect to each Reorganization:

                (a) At or as soon as reasonably practical after the Effective Time, the Trust shall dissolve and liquidate the Acquired Fund in accordance with applicable law and its Declaration of Trust by transferring to shareholders of record of the Corresponding Acquired Fund Class full and fractional shares of beneficial interest of the corresponding Acquiring Class equal in value to the shares of the Corresponding Acquired Fund Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that the Trust declared with respect to the shareholder's Corresponding Acquired Fund shares before the Effective Time. Wells Fargo Funds shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; the Trust shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Acquired Fund Class. Wells Fargo Funds does not issue certificates, and shall not be responsible to issue certificates to shareholders of the Acquired Fund. The Trust shall wind up the affairs of the Acquired Fund and shall take all steps as are necessary and proper to terminate the Acquired Fund as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations.

                (b) If a former Acquired Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, Wells Fargo Funds shall require the shareholder to (i) furnish Wells Fargo Funds an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificated form, deliver to Wells Fargo Funds the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Wells Fargo Funds that such tax has been paid or does not apply.

                (c) At and after the Closing Date, the Trust shall provide Wells Fargo Funds and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Acquired Fund Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Prior to the Closing Date, the Trust shall direct each of its service providers that maintain records with respect to the Acquired Fund as required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act to continue to preserve and maintain such records as required by such Section and Rules, unless Wells Fargo Funds direct in writing that such records be delivered to Wells Fargo Funds or a service provider to the Wells Fargo Funds. As soon as practicable following the Reorganization with respect to the Acquired Fund, the Trust shall deliver all books and records with respect to the Acquired Fund in its possession to Wells Fargo Funds and Wells Fargo Funds shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with
Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

         5. Certain Representations, Warranties and Agreements of MF Trust and MF Trust II. Each Trust, on behalf of itself and each of its Acquired Funds, represents and warrants to, and agrees with, Wells Fargo Funds as follows (provided, however, that only MF Trust and its Acquired Funds represent, warrant and agree to Section 5(a) and only MF Trust II and its Acquired Funds represent, warrant and agree to Section 5(b)):

                (a) MF Trust is a business trust duly created, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Board of Trustees of MF Trust duly established and designated certain of the Acquired Funds as series of MF Trust and each class of such Acquired Funds as a class of those Acquired Funds. The MF Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                (b) MF Trust II is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of MF Trust II duly established and designated one of the Acquired Funds as a series of MF Trust II and each class of such Acquired Fund as a class of that Acquired Fund. MF Trust II is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                (c) The Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

                (d) The Board of Trustees of the Trust has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of the Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate the Trust's Declaration of Trust or By-Laws or any Material Agreement. Except for the approval of the Acquired Fund shareholders, the Trust does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

                (e) The Acquired Fund has qualified as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code (a "RIC") in respect of each taxable year since the commencement of its operations and will continue to so qualify until the Effective Time.

                (f) The Form N-14 Registration Statement when filed with the SEC, when distributed to shareholders and at the time of the Acquired Fund shareholder meeting for the Reorganization and at the Effective Time of the Reorganization, insofar as it relates to the Trust and the Acquired Fund: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

                (g) The Trust has duly authorized and validly issued all of the issued and outstanding shares of the Acquired Fund and all of the shares are validly outstanding, fully paid and non-assessable, and were offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquired Fund shares, nor are there any securities convertible into Acquired Fund shares, other than share class rights as described in the Acquired Fund's current prospectus.

                (h) The Trust is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. The Trust is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in its Form N-1A Registration Statement currently in effect. The value of the net assets of the Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of the Acquired Fund and all purchases and redemptions of Acquired Fund shares have been effected at the net asset value per share calculated in such a manner.

                (i) Except as otherwise provided herein, the Trust shall operate the business of the Acquired Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by the Acquired Fund's Board of Trustees prior to the date of this Plan, and any other dividends and distributions deemed advisable by mutual agreement of the Acquired Fund and Wells Fargo Funds in anticipation of the Reorganization. Notwithstanding the foregoing, the Trust shall: (i) complete prior to the Effective Time all measures necessary to ensure that the Reorganization qualifies as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all other appropriate actions necessary to ensure satisfaction of representations in certificates to be provided by Morrison & Foerster LLP in connection with their opinion described in Sections 7(g) and 8(g), regardless of whether any such measures or actions are in the ordinary course.

                (j) At the Effective Time, the Acquired Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

                (k) The Acquired Fund Financial Statements, copies of which have been previously delivered to Wells Fargo Funds, fairly present the financial position of the Acquired Fund as of the Acquired Fund's most recent fiscal year-end and the results of the Acquired Fund's operations and changes in the Acquired Fund's Known Assets and Known Liabilities, in the ordinary course for the periods indicated. The Acquired Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

                (l) To the Knowledge of the Trust, the Acquired Fund has no Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Acquired Fund Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of this Plan. Without limiting the generality of the previous sentence, the

Acquired Fund has no liabilities to MAM or any other service provider of the Acquired Fund for fees previously waived or deferred by MAM or any other such service provider.

                (m) The Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Acquired Fund or its Assets or businesses. The Acquired Fund does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquired Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. Neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

                (n) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Trust is not a party to or subject to any contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever that is material to its business. All contracts and agreements material to the Trust's business are listed on Schedule B.

                (o) The Trust has (i) timely filed all of its and its Acquired Fund's tax returns for all of their taxable years to and including the Acquired Fund's most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns; and (ii) made available to Wells Fargo Funds all of its and its Acquired Fund's previously filed tax returns. To the Knowledge of the Acquired Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns. The Trust will file all of its and its Acquired Fund's tax returns for all of their taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

                (p) Since the date of the Acquired Fund Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the Acquired Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

                (q) The Trust shall have terminated any deferred compensation plan established for the benefit of members of its Board of Trustees and shall have paid participating Trustees all amounts due to them under such plan.

                (r) The Trust acknowledges that, to facilitate the transactions contemplated by the Acquisition Agreement, it will, on behalf of each of its Acquired Funds, enter into an interim investment advisory agreement pursuant to Rule 15a-4 under the 1940 Act, with certain firms that currently serve as investment sub-advisers to the Wells Fargo Funds. The Trust acknowledges that the interim investment advisory agreement will be for the purpose of providing portfolio management services only, and that MAM will remain responsible for providing, either directly or through third-party service providers, all other services required by the Acquired Fund, including, but not limited to, trading, compliance, board reporting, fund administration, fund accounting, transfer agency, custodian, legal and audit services. The Trust further acknowledges that, in the event that the Reorganization is not consummated for any Acquired Fund, MAM shall assume responsibility for providing all services to, and for any further actions regarding any such Acquired Fund.

                6. Certain Representations, Warranties and Agreements of Wells Fargo Funds. Wells Fargo Funds, on behalf of itself and, as appropriate, each Acquiring Fund, represents and warrants to, and agrees with MF Trust and MF Trust II as follows:

                (a) Wells Fargo Funds is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of Wells Fargo Funds duly established and designated the Acquiring Fund as a series of Wells Fargo Funds and each Acquiring Class as a class of the Acquiring Fund. Wells Fargo Funds is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                (b) Wells Fargo Funds and the Acquiring Fund each has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

                (c) The Board of Trustees of Wells Fargo Funds has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Wells Fargo Funds have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust or By-Laws of Wells Fargo Funds or any Material Agreement. Wells Fargo Funds does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

                (d) The Acquiring Fund has qualified as a RIC in respect of each taxable year since the commencement of its operations and will continue to so qualify for its current taxable year.

                (e) The Form N-14 Registration Statement when filed with the SEC, when distributed to shareholders and at the time of the Acquired Fund shareholder meeting for the Reorganization and at the Effective Time of the Reorganization, insofar as they relate to the Wells Fargo Funds or the Acquiring Fund or Acquiring Classes: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

                (f) If the Reorganization is a Shell Reorganization, there shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than those issued to a seed capital investor (which shall be an affiliate of the Acquiring Fund) in order to commence the operations of the Acquiring Fund.

                (g) Wells Fargo Funds shall duly authorize the Acquiring Fund shares to be issued and delivered to the Acquired Fund as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

                (h) At the Effective Time, the Acquiring Fund will be in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement.

                (i) Wells Fargo Funds does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Wells Fargo Funds or the Acquiring Fund or their assets or businesses. There are no facts that Wells Fargo Funds currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Wells Fargo Funds or the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all customary performance disclosures have been made. Neither Wells Fargo Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

                (j) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Wells Fargo Funds is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund. All contracts and agreements material to the Acquiring Fund are listed on Schedule B.

         7. Conditions to an Acquired Fund's Obligations. The obligations of an Acquired Fund with respect to its Reorganization shall be subject to the following conditions precedent:

                (a) The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by the Declaration of Trust and applicable law. If the Acquired Fund's shareholders fail to approve the Reorganization, that failure shall release the Trust of its obligation under this Plan only with respect to that Reorganization and not any other Reorganization.

                (b) Wells Fargo Funds shall have duly executed and delivered the Acquiring Fund's Reorganization Documents to the Acquired Fund.

                (c) All representations and warranties of Wells Fargo Funds made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Effective Time.

                (d) Wells Fargo Funds shall have delivered to the Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer, in a form reasonably satisfactory to the Trust, stating that the representations and warranties of Wells Fargo Funds in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time and that it has approved the Acquired Fund's Assets as being consistent with its investment objectives, policies and restrictions and that the Acquired Fund's Assets may otherwise be lawfully acquired by the Acquiring Fund.

                (e) The Trust shall have received an opinion of Morrison & Foerster LLP, as counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, substantially to the effect that:

                    (1) Wells Fargo Funds is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

                    (2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Wells Fargo Funds, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

                    (3) this Plan has been duly authorized, executed and delivered by Wells Fargo Funds, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Wells Fargo Funds or any Material Agreement to which Wells Fargo Funds is a party or by which it is bound; and

                    (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Wells Fargo Funds of the Reorganization, or for the execution and delivery of Wells Fargo Funds' Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Wells Fargo Funds.

                (f) The Trust shall have received an opinion of Richards, Layton & Finger, P.A., addressed to the Trust and Wells Fargo Funds, in form and substance reasonably satisfactory to them and dated as of the Closing Date, substantially to the effect that, assuming due authorization, execution and delivery of this Plan by the Trust and Wells Fargo Funds, the Plan represents a legal, valid and binding contract of the Acquired Fund and the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable state law, and (iii) rely on certificates of officers or trustees of the Trust and Wells Fargo Funds.

                (g) The Trust shall have received an opinion of Morrison & Foerster LLP, upon which the Acquired Fund and its shareholders may rely, based upon representations reasonably acceptable to Morrison & Foerster LLP made in certificates provided by Wells Fargo Funds, the Trust, their affiliates and/or principal shareholders to Morrison & Foerster LLP, addressed to the Trust and Wells Fargo Funds in a form reasonably satisfactory to them, and dated as of the Closing Date, with respect to the tax matters specified in Subsection 8(g).

                (h) The Trust shall have received a memorandum addressed to the Trust and Wells Fargo Funds, in form and substance reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state's securities laws in connection with Wells Fargo Funds' issuance of Acquiring Fund shares.

                (i) The N-1A Registration Statement and the Form N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and the SEC shall not have instituted or, to the Knowledge of Wells Fargo Funds, contemplated instituting, any stop order suspending the effectiveness of the N-1A Registration Statement or the Form

N-14 Registration Statement.

                (j) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, the Reorganization.

                (k) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

                (l) Wells Fargo Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

                (m) The Trust shall have received from Wells Fargo Funds a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Acquired Fund.

                (n) If the Reorganization is an Active Reorganization, the Trust shall have received a letter dated as of the Effective Time of the N-14 Registration Statement from KPMG LLP addressed to the Trust and Wells Fargo Funds in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by the Trust and Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

                    (1) nothing came to their attention that caused them to believe that the relevant unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the relevant pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts.

                    (2) the data used in the calculation of any expense ratios of the Acquired Fund and the Acquiring Fund appearing in the Form N-14 Registration Statement agree with the underlying accounting records of the Acquired Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of the Trust or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters; and

                    (3) the information relating to the Acquiring Fund and the Acquired Fund appearing in the Form N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquiring Fund or the Acquired Fund, as appropriate, or from schedules prepared by officers of the Trust or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

The Trust also shall have received a letter dated as of the Closing Date that to KPMG's Knowledge the letter dated as of the Effective Time of the N-14 Registration Statement (the "Prior Letter") is true and correct, and no changes to the Prior Letter are necessary.

                (o) If the Reorganization is a Shell Reorganization, the Trust shall have received a letter dated as of the Closing Date from KPMG LLP addressed to the Trust and Wells Fargo Funds in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by the Trust and Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

                    (1) the data used in the calculation of any expense ratio of the Acquired Fund and the Acquiring Fund appearing in the N-14 Registration Statement agree with the underlying accounting records of the Acquired Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of the Trust or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters; and

                    (2) the information relating to the Acquiring Fund and the Acquired Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquiring Fund or the Acquired Fund, as appropriate, or from schedules prepared by officers of the Trust or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

                (p) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

                (q) The parties shall have received any necessary order of the SEC providing them with any necessary relief from the 1940 Act to permit the Reorganization.

                (r) The Wells Fargo Funds shall have received an order of the SEC relieving the Wells Fargo Funds from the provision of Section 15(f) of the 1940 Act that would otherwise required the Board of Trustees of the Wells Fargo Funds to consist at least 75% of members who are not "interested persons" as defined in the 1940 Act.

                (s) The Acquisition Agreement shall have been consummated.

                (t) As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Acquiring Fund, or sales loads of the Acquiring Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-1A Registration Statement respecting the Acquiring Fund and in the Form N-14 Registration Statement.

         8. Conditions to Wells Fargo Funds Obligations. The obligations of Wells Fargo Funds with respect to each Reorganization shall be subject to the following conditions precedent:

                (a) The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by its Declaration of Trust and applicable law.

                (b) The Trust shall have duly executed and delivered the Acquired Fund Reorganization Documents to Wells Fargo Funds.

                (c) All representations and warranties of the Trust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

                (d) The Trust shall have delivered to Wells Fargo Funds a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary, in a form reasonably satisfactory to Wells Fargo Funds, stating that the representations and warranties of the Trust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

                (e) Wells Fargo Funds shall have received an opinion of Paul, Hastings, Janofsky & Walker, as counsel to the Trust, in form and substance reasonably satisfactory to Wells Fargo Funds and dated as of the Closing Date, substantially to the effect that:

                    (1) The Trust is a business trust duly created, validly existing and in good standing under the laws of the applicable state and is an open-end, management investment company registered under the 1940 Act;

                    (2) this Plan has been duly authorized, executed and delivered by the Trust, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the Trust or any Material Agreement to which the Trust is a party or by which it is bound; and

                    (3) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust of the Reorganization, or the execution and delivery of the Trust Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquired Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of the Trust.

                (f) Wells Fargo Funds shall have received an opinion from Richard, Layton & Finger P.A., addressed to the Trust and Wells Fargo Funds in form and substance reasonably satisfactory to them and dated as of the Closing Date, with respect to the matters set forth in subsection 7(f).

                (g) Wells Fargo Funds shall have received an opinion of Morrison & Foerster LLP, upon which the Acquiring Fund and its shareholders may rely, based upon representations reasonably acceptable to Morrison & Foerster LLP made in certificates provided by Wells Fargo Funds, the Trust, their affiliates and/or principal shareholders to Morrison & Foerster LLP, addressed to Wells Fargo Funds and the Trust in a form reasonably satisfactory to them, and dated as of the Closing Date, substantially to the effect that the Reorganization with respect to each Acquiring Fund and the Acquired Fund will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and that each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

                (h) The N-1A Registration Statement and the Form N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-1A Registration Statement or the Form N-14 Registration Statement shall have been instituted or, to the Knowledge of Wells Fargo Funds, contemplated by the SEC.

                (i) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

                (j) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

                (k) The Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

                (l) The Trust shall have taken all steps required to terminate any agreements with its service providers and shall have discharged any and all payment obligations under such agreements.

                (m) Wells Fargo Funds shall have received the letters from KPMG LLP addressed to the Acquired Fund and Wells Fargo Funds as described in Subsection 7(n).

                (n) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, each Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Acquired Fund shareholders all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.

                (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

                (p) The parties shall have received any necessary order of the SEC providing them with any relief from the 1940 Act to permit the Reorganization.

                (q) Each Trust shall have delivered to Wells Fargo Funds, or shall have made provision for delivery as promptly as possible after the Effective Time of, a statement, accurate and complete in all material respects, of assets of each Acquired Fund of such Trust, showing the tax basis of such assets for federal income tax purposes by lot and the holding periods of such assets for such purposes, as of the Valuation Time.

                (r) The Acquisition Agreement shall have been consummated.

         9.     Tax Matters.

                (a) The parties hereby represent and warrant that each shall use its best efforts to cause each Reorganization to qualify, and will not (whether before or after consummation of the Reorganization) take any actions that could prevent a Reorganization from qualifying as a "reorganization" under the provisions of Section 368 of the Code.

                (b) Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of
Section 368(a) of the Code and each Acquiring Fund and the Corresponding Acquired Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

         10. Survival of Representations and Warranties. The representations and warranties of the parties hereto set forth in this Plan shall survive the completion of the transactions contemplated herein.

         11. Termination of Plan. A majority of a party's Board of Trustees may terminate this Plan with respect to any Acquiring Fund or the Acquired Fund, as appropriate if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to the party's Board of Trustees that the other party will not be able to satisfy such conditions precedent on the Closing Date; or (iii) the party's Board of Trustees determines that the consummation of the Reorganization is not in the best interests of its shareholders and gives notice to the other party. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Acquired Fund shall not affect the survival of the Plan with respect to any other Acquiring Fund or Acquired Fund.

         12. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

         13. Finders Fees. Each party represents and warrants that there are no brokers or finders entitled to receive any payments from either party in connection with the transactions provided for in this Plan.

         14. Amendments. The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan with respect to the Reorganization at any time before or after the Acquired Fund's shareholders approve the Reorganization. However, after the Acquired Fund's shareholders approve the Reorganization, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Acquired Fund's shareholders with respect to the Reorganization. This Section shall not preclude the parties from changing the Closing Date or the Effective Time of the Reorganization by mutual agreement.

         15. Waivers. At any time prior to the Closing Date, any party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

         16. Indemnification of Trustees. Wells Fargo Funds shall indemnify, defend and hold harmless each Trust, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the Trust, its officers, trustees, employees or agents, arising out of or based on (i) any material breach by Wells Fargo Funds of any of its representations, warranties or agreements set forth in this Agreement, or (ii) any untrue statement or alleged untrue statement of a material fact contained in any registration statement on Form N-1A for Wells Fargo Funds, or in the Form N-14 Registration Statement insofar as it relates to the Wells Fargo Funds or the Acquiring Fund or Acquiring Classes, that is used in connection with the Reorganization. Wells Fargo Funds also agrees that it will assume all liabilities and obligations of the Trust relating to any obligation of an Acquired Fund to indemnify, defend and hold harmless its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the Trust's Declaration of Trust and By-laws, as in effect as of the date of this Plan. Wells Fargo Funds also agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the Trust's Declaration of Trust and By-laws as in effect as of the date of this Plan shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against Wells Fargo Funds, its successors and assigns.

         17. Insurance. Wells Fargo Funds shall provide, for a period of five years from the Closing Date, errors and omissions insurance coverage for Trustees and officers of each Trust. Such insurance coverage may be provided through the purchase of a separate policy of "run-off" insurance coverage or by adding the Trustees and officers of each Trust to the errors and omissions insurance policy maintained by the Wells Fargo Funds.

         18. Cooperation and Further Assurances. Each party will cooperate with the others in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by another party in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of its obligations under this Plan and the consummation of the Reorganization as another party shall reasonably request.

         19. Updating of Form N-14 Registration Statement. If at any time prior to the Effective Time of a Reorganization a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in the Form N-14 Registration Statement, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

         20. Limitation on Liabilities. The obligations of MF Trust, MF Trust II and Wells Fargo Funds shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of MF Trust, MF Trust II or Wells Fargo Funds personally, but shall bind only the assets and property of the Acquiring Funds and the Acquired Funds. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the Acquiring Funds or the Acquired Funds, as appropriate.

         21. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

                For the Acquired Funds:

                _______________________
                Montgomery Asset Management, LLC
                101 California Street
                San Francisco, CA 94105

                With a copy to:

                Julie Allecta
                Paul, Hastings, Janofsky & Walker
                55 Second Street, 24th Floor
                San Francisco, CA 94105

                For Wells Fargo Funds:

                Michael J. Hogan, President
                Wells Fargo Funds Trust
                525 Market Street, 12th Floor
                San Francisco, CA 94105

                With a copy to:

                C. David Messman, Secretary
                Wells Fargo Funds Trust
                525 Market Street, 12th Floor
                San Francisco, CA 94105

         22. Expenses. Except as may be otherwise provided herein, each of the Acquiring Funds and the Acquired Funds shall be responsible for its respective expenses incurred in connection with its Reorganization and with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The parties hereto acknowledge that MAM, the investment adviser to the Acquired Funds, has agreed to reimburse each of the Acquired Funds for all expenses incurred by it in connection with the Reorganizations and with this Agreement. The parties hereto acknowledge that Wells Fargo Funds Management, LLC, the investment adviser to the Acquiring Funds, has agreed to reimburse each of the Acquiring Funds for all expenses incurred by it in connection with the Reorganization and with this Agreement. Notwithstanding the foregoing, the parties to the Acquisition Agreement may decide to otherwise allocate responsibility for such expenses between themselves.

         23. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. No party may assign or transfer any right or obligation under this Plan without the written consent of the other parties.

         IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

ATTEST:                                         WELLS FARGO FUNDS TRUST


---------------------------------               --------------------------------
Name:  C. David Messman                         Name:  Michael J. Hogan
Title: Secretary                                Title: President


ATTEST:                                         THE MONTGOMERY FUNDS


---------------------------------               --------------------------------
Name:                                           Name:
       --------------------------                      -------------------------
Title: Secretary                                Title: President

ATTEST:                                         THE MONTGOMERY FUNDS II


---------------------------------               --------------------------------
Name:                                           Name:
       --------------------------                      -------------------------
           Title: Secretary                                Title: President

                                   SCHEDULE A

I.       Corresponding Classes Table:

-------------------------------------------------------------------------------------------------------
  CORRESPONDING ACQUIRED FUND CLASSES                               ACQUIRING FUND CLASSES
-------------------------------------------------------------------------------------------------------
Global Tech, Telecom & Media Fund                        Specialized Technology Fund
         Class R                                                  Class A
-------------------------------------------------------------------------------------------------------
Government Money Market Fund                             Government Money Market Fund
         Class R                                                  Class S
-------------------------------------------------------------------------------------------------------
Growth Fund                                              Large Company Growth Fund
         Class P/Class R                                          Class A
-------------------------------------------------------------------------------------------------------
International Growth Fund                                International Equity Fund
         Class P/Class R                                          Class A
-------------------------------------------------------------------------------------------------------
Mid Cap Fund                                             Mid Cap Growth Fund
         Class R                                                  Class A
-------------------------------------------------------------------------------------------------------
Emerging Markets Focus Fund                              Montgomery Emerging Markets Focus Fund
         Class A                                                  Class A
         Class B                                                  Class B
         Class C                                                  Class C
         Class R                                                  Institutional Class
-------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                    Montgomery Emerging Markets Focus Fund
         Class A                                                  Class A
         Class B                                                  Class B
         Class C                                                  Class C
         Class R                                                  Class A
-------------------------------------------------------------------------------------------------------
Institutional Series: Emerging Markets Portfolio         Montgomery Institutional Emerging Markets Fund

         Single class                                             Select Class
-------------------------------------------------------------------------------------------------------
Short Duration Govt Bond Fund                            Montgomery Short Duration Govt Bond Fund
         Class A                                                  Class A
         Class B                                                  Class B
         Class C                                                  Class C
         Class R                                                  Institutional Class
-------------------------------------------------------------------------------------------------------
Small Cap Fund                                           Montgomery Small Cap Fund
         Class P/Class R                                          Class A
-------------------------------------------------------------------------------------------------------
Total Return Bond Fund                                   Montgomery Total Return Bond Fund
         Class A                                                  Class A
         Class B                                                  Class B
         Class C                                                  Class C
         Class R                                                  Institutional Class
         Class I                                                  Select Class
-------------------------------------------------------------------------------------------------------

II.      Active Reorganization Table:

--------------------------------------------------------------------------------------------------------
   CORRESPONDING ACQUIRED FUNDS                                       ACQUIRING FUNDS
--------------------------------------------------------------------------------------------------------
Global Tech, Telecom & Media Fund                        Specialized Technology Fund
--------------------------------------------------------------------------------------------------------
Government Money  Market Fund                            Government Money  Market Fund
--------------------------------------------------------------------------------------------------------
Growth Fund                                              Large Company Growth Fund
--------------------------------------------------------------------------------------------------------
International Growth Fund                                International Equity Fund
--------------------------------------------------------------------------------------------------------
Mid Cap Fund                                             Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------------

III.     Shell Reorganization Table:

--------------------------------------------------------------------------------------------------------
                ACQUIRED FUND                                      ACQUIRING FUND
--------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                    Montgomery Emerging Markets Focus Fund
Emerging Markets Focus Fund
--------------------------------------------------------------------------------------------------------
Institutional Series:  Emerging Markets Portfolio        Montgomery Institutional Emerging Markets Fund
--------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund                      Montgomery Short Duration Government Bond Fund
--------------------------------------------------------------------------------------------------------
Small Cap Fund                                           Montgomery Small Cap Fund
--------------------------------------------------------------------------------------------------------
Total Return Bond Fund                                   Montgomery Total Return Bond Fund
--------------------------------------------------------------------------------------------------------

                                   SCHEDULE B

                               MATERIAL AGREEMENTS

The following agreements shall be Material Agreements for the Trusts:

MF TRUST

Investment Management Agreement between MF Trust and Montgomery Asset Management, LLC dated July 31, 1997.

Distribution Agreement between Funds Distributor, Inc. (now BISYS) and MF Trust dated July 31, 1997.

Share Marketing Plan pursuant to Rule 12b-1 approved by the Board of MF Trust on October 30, 2001.

Shareholder Servicing Plan approved by the Board of MF Trust on October 30,
2001.

Multiple Class Plan originally approved by the Board of MF Trust on August 25, 1995.

Global Custody Agreement between The Chase Manhattan Bank and MF Trust dated August 1, 1999.

Agency Agreement between DST Systems, Inc. and MF Trust dated January 1, 1998.

Mutual Fund Services Agreement between Chase Global Funds Services Company and MF Trust dated May 3, 1999.

Administrative Services Agreement between Montgomery Asset Management, LLC and MF Trust dated July 31, 1997.

Securities Lending Agreement between The Chase Manhattan Bank and MF Trust dated January 4, 2001.

MF TRUST II

Investment Management Agreement between MF Trust II and Montgomery Asset Management, LLC dated July 31, 1997.

Distribution Agreement between Funds Distributor, Inc. (now BISYS) and MF Trust II dated July 31, 1997.

Share Marketing Plan pursuant to Rule 12b-1 approved by the Board of MF Trust II on October 30, 2001.

Shareholder Servicing Plan approved by the Board of MF Trust II on October 30, 2001.

Multiple Class Plan originally approved by the Board of MF Trust II on August 25, 1995.

Global Custody Agreement between The Chase Manhattan Bank and MF Trust II dated August 1, 1999.

Agency Agreement between DST Systems, Inc. and MF Trust II dated January 1,
1998.

Mutual Fund Services Agreement between Chase Global Funds Services Company and MF Trust II dated May 3, 1999.

Administrative Services Agreement between Montgomery Asset Management, LLC and MF Trust II dated July 31, 1997.

Securities Lending Agreement between The Chase Manhattan Bank and MF Trust II dated January 4, 2001.

The following agreements shall be Material Agreements for Wells Fargo Funds:

Investment Advisory Contract between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds, dated March 1, 2001, as amended December 16, 2002.

Sub-Advisory Contract between Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds, dated March 1, 2001, as amended December 16, 2002.

Amended and Restated Distribution Agreement between Stephens Inc. and Wells Fargo Funds, dated May 8, 2002, as amended December 16, 2002.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Funds Board on March 26, 1999, as amended December 16, 2002.

Rule 18f-3 Multi-Class Plan approved by the board of Wells Fargo Funds on March 26, 1999, as amended December 16, 2002.

Custody Agreement between Wells Fargo Bank Minnesota, N.A. and Wells Fargo Funds dated July 25, 2000, as amended December 16, 2002.

Fund Accounting Agreement between PFPC and Wells Fargo Funds dated as of September 1, 2002.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds dated March 1, 2001, as amended December 16, 2002.

Transfer Agency and Service Agreement between Boston Financial Data Services,
Inc.

and Wells Fargo Funds, dated November 8, 1999, as amended December 16, 2002.

Shareholder Servicing Agreement approved by the Board of Wells Fargo Funds on March 26, 1999, as amended December 16, 2002.

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds and Wells Fargo Funds Management, dated August 7, 2001, as amended December 16, 2002.

Joint Fidelity Bond Allocation Agreement between Wells Fargo Funds, Wells Fargo Variable Trust and Wells Fargo Core Trust approved by the Boards on August 19, 1999, as amended December 16, 2002.

Pooled Repurchase Account Agreement between Wells Fargo Funds, Wells Fargo Variable Trust and Wells Fargo Core Trust dated March 1, 2001, as amended December 16, 2002.

Securities Lending Agreement between Wells Fargo Funds, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A. dated March 1, 2001, as amended December 16, 2002.

                                                                    Exhibit 6(a)

  INTERIM ADVISORY AGREEMENT BETWEEN WELLS CAPITAL MANAGEMENT INCORPORATED AND
                 THE MONTGOMERY FUNDS, DATED DECEMBER 16, 2002

                                     INTERIM
                         INVESTMENT MANAGEMENT AGREEMENT
                          FOR CERTAIN MONTGOMERY FUNDS

         THIS INTERIM INVESTMENT MANAGEMENT AGREEMENT (the "Agreement") made as of the 16th day of December, 2002, by and between THE MONTGOMERY FUNDS (the "Trust"), a Massachusetts business trust, on behalf of each series of the Trust listed in Appendix A hereto (hereinafter referred to individually as a "Fund" and collectively as the "Funds") and Wells CAPITAL Management INCORPORATED, (the "Manager"), a California corporation.

                                   WITNESSETH:

         WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is engaged in the business of supplying investment advice, investment management and administrative services, as an independent contractor; and

         WHEREAS, the Trust desires to retain the Manager to render advice and services to the Funds pursuant to the terms and provisions of this Agreement, and the Manager is interested in furnishing said advice and services;

         WHEREAS, Montgomery Asset Management, LLC ("MAM") renders advice and services to the Funds under an Amended and Restated Investment Management Agreement dated August 30, 2002 ("Old Agreement");

         WHEREAS, the Old Agreement will terminate with respect to the Funds listed in Appendix A upon the closing (the "Closing Date") of a transaction whereby the Manager will acquire a substantial portion of the assets of MAM pursuant to a Purchase Agreement among Wells Fargo & Company (the Manager's parent company), Commerzbank AG (MAM's parent company) and MAM dated November 21, 2002 (the "Transaction");

         WHEREAS, in connection with the Transaction, it is expected that a proposal shall be submitted to shareholders of each Fund under which such Funds would be reorganized into the relevant series of Wells Fargo Funds Trust ("Wells Fargo Trust") (the "Reorganization") pursuant to the Agreement and Plan of Reorganization between the Trust and Wells Fargo Trust (the "Plan"); and

         WHEREAS, the Trust and the Manager enter into this Agreement pursuant to Rule 15a-4 under the 1940 Act;

         NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

         1. Appointment of Manager. The Trust hereby employs the Manager and the Manager hereby accepts such employment, to render investment advice and management services with respect to the assets of the Funds for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust's Board of Trustees.

         2.     Duties of Manager.

                (a) General Duties. The Manager shall act as investment manager to the Funds and shall supervise investments of the Funds on behalf of the Funds in accordance with the investment objectives, programs and restrictions of the Funds as provided in the Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws, or otherwise and such other limitations as the Trustees may impose from time to time in writing to the Manager. Without limiting the generality of the foregoing, the Manager shall: (i) furnish the Funds with advice and recommendations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities for the Funds, including the taking of such other steps as may be necessary to implement such advice and recommendations; (ii) furnish the Funds with reports, statements and other data on securities, economic conditions and other pertinent subjects which the Trust's Board of Trustees may reasonably request; (iii) manage the investments of the Funds, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) provide persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust and the Funds (such officers and employees, as well as certain trustees, may be trustees, directors, officers, partners, or employees of the Manager or its affiliates) but not including personnel to provide administrative services or distribution services to the Fund; and (v) render to the Trust's Board of Trustees such periodic and special reports with respect to each Fund's investment activities as the Board may reasonably request.

                (b) Brokerage. The Manager shall place orders for the purchase and sale of securities either directly with the issuer or with a broker or dealer selected by the Manager. In placing each Fund's securities trades, it is recognized that the Manager will give primary consideration to securing the most favorable price and efficient execution, so that each Fund's total cost or proceeds in each transaction will be the most favorable under all the circumstances. Within the framework of this policy, the Manager may consider the financial responsibility, research and investment information, and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Manager may be a party.

         It is also understood that it is desirable for the Funds that the Manager have access to investment and market research and securities and economic analyses provided by brokers and others. It is also understood that brokers providing such services may execute brokerage transactions at a higher cost to the Funds than might result from the allocation of brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the purchase and sale of securities for the Funds may be made with brokers who provide such research and analysis, subject to review by the Trust's Board of Trustees from time to time with respect to the extent and continuation of this practice to determine whether each Fund benefits, directly or indirectly, from such practice. It is understood by both parties that the Manager may select broker-dealers for the execution of the Funds' portfolio transactions who provide research and analysis as the Manager may lawfully and appropriately use in its investment management and advisory capacities, whether or not such research and analysis may also be useful to the Manager in connection with its services to other clients.

         On occasions when the Manager deems the purchase or sale of a security to be in the best interest of one or more of the Funds as well as of other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

                (c) Administrative Services. The Manager shall oversee the administration of the Funds' business and affairs although the provision of administrative services, to the extent not covered by subparagraphs (a) or (b) above, is not the obligation of the Manager under this Agreement. Notwithstanding any other provisions of this Agreement, the Manager shall be entitled to reimbursement from the Funds for all or a portion of the reasonable costs and expenses, including salary, associated with the provision by Manager of personnel to render administrative services to the Funds.

         3. Best Efforts and Judgment. The Manager shall use its best judgment and efforts in rendering the advice and services to the Funds as contemplated by this Agreement.

         4. Independent Contractor. The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Funds in any way, or in any way be deemed an agent for the Trust or for the Funds. It is expressly understood and agreed that the services to be rendered by the Manager to the Funds under the provisions of this Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

         5. Manager's Personnel. The Manager shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Manager shall be deemed to include persons employed or retained by the Manager to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Manager or the Trust's Board of Trustees may desire and reasonably request.

         6. Reports by Funds to Manager. Each Fund will from time to time furnish to the Manager detailed statements of its investments and assets, and information as to its investment objective and needs, and will make available to the Manager such financial reports, proxy statements, legal and other information relating to each Fund's investments as may be in its possession or available to it, together with such other information as the Manager may reasonably request.

         7.     Expenses.

                (a) With respect to the operation of each Fund, the Manager is responsible for (i) the compensation of any of the Trust's trustees, officers, and employees who are affiliates of the Manager (but not the compensation of employees performing services in connection with expenses which are the Fund's responsibility under Subparagraph 7(b) below), (ii) the expenses of printing and distributing the Funds' prospectuses, statements of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders), and (iii) providing office space and equipment reasonably necessary for the operation of the Funds.

                (b) Each Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 7(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; expenditures in connection with meetings of each Fund's shareholders and Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of obtaining and maintaining any required registration or notification for its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

                (c) To the extent the Manager incurs any costs by assuming expenses which are an obligation of a Fund as set forth herein, such Fund shall promptly reimburse the

Manager for such costs and expenses, except to the extent the Manager has otherwise agreed to bear such expenses. To the extent the services for which a Fund is obligated to pay are performed by the Manager, the Manager shall be entitled to recover from such Fund to the extent of the Manager's actual costs for providing such services.

         8.     Investment Advisory and Management Fee.

                (a) Each Fund shall pay to the Manager, and the Manager agrees to accept, as full compensation for all administrative and investment management and advisory services furnished or provided to such Fund pursuant to this Agreement, a management fee as set forth in the Fund and Fee Schedule attached hereto as Appendix A, as may be amended in writing from time to time by the Trust and the Manager.

                (b) The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated before the end of any month, the fee to the Manager shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

                (c) All fees payable to the Manager under this Section 8 shall be accrued daily and paid by each Fund to an interest-bearing escrow account with the Funds' custodian; provided that if the Agreement is approved by a majority of the outstanding voting securities of a Fund before the termination of this Agreement, all amounts paid by that Fund in the escrow account will be immediately payable to the Manager along with the interest attributable to such amounts upon such approval; provided further, that if a majority of the outstanding voting securities of a Fund do not approve the Agreement with respect to that Fund before the termination of this Agreement, the Manager shall, upon termination of this Agreement, be entitled only to the lesser of:
(i) the costs incurred in performing this Agreement with respect to such Fund plus interest earned on that amount while in escrow; or (ii) the total amount paid by such Fund to the escrow account plus interest earned on that amount.

                (d) Fee Reduction. The Manager may, but is not required to, reduce all or a portion of its fees and/or reimburse a Fund for other expenses in order to decrease the operating expenses of a Fund. Any such reduction, reimbursement, or payment (collectively "subsidies") shall be applicable only to such specific subsidy and shall not constitute an agreement to continue such subsidy in the future. Any such subsidy will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis. The Manager has agreed to limit each Fund's operating expenses as set forth in Appendix B for the term of this Agreement. To the extent such an expense limitation has been agreed to by the Manager and such limit has been disclosed to shareholders of a Fund in the Prospectus, the Manager may not change the limitation without first disclosing the change in an updated Prospectus.

         The Manager may seek reimbursement of any subsidies made by the Manager either voluntarily or pursuant to contract. The reimbursement of any subsidy must be approved by the Trust's Board of Trustees and must be sought no later than the end of the third fiscal year following the year to which the subsidy relates if the aggregate expenses for that period do not exceed any more restrictive limitation to which the Manager has agreed (subsidies available for reimbursement to the Manager are collectively referred to as the "Recoupment Balance") and the Board of Trustees approves the reimbursement. For example, subsidized Operating Expenses relating to the period July 1, 2002 through June 30, 2003 would no longer be eligible for reimbursement after July 1, 2006. The Manager agrees not to request or seek reimbursement of subsidized Operating Expenses that are no longer eligible for reimbursement. The Manager may not request or receive reimbursement of the Recoupment Balance before payment of the Fund's operating expenses for the current year and cannot cause the Fund to exceed any agreed upon expense limitation for that year in making such reimbursement.

                (e) The Manager may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement prior to the time such compensation or reimbursement has accrued as a liability of the Fund. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Manager hereunder.

         9. Fund Share Activities of Manager's Directors, Partners, Officers and Employees. The Manager agrees that neither it nor any of its directors, partners, officers or employees shall take any short position in the shares of the Funds. This prohibition shall not prevent the purchase of such shares by any of the officers and partners or bona fide employees of the Manager or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the 1940 Act.

         10. Conflicts with Trust's Governing Documents and Applicable Laws. Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust's Agreement and Declaration of Trust, By-Laws, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of the Trust of its responsibility for and control of the conduct of the affairs of the Trust and Funds.

         11.    Manager's Liabilities.

                (a) In the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Trust or the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Funds; provided, however, that this provision shall not be construed as a waiver or limitation of any rights which the Trust or the Funds may have under applicable federal securities laws.

                (b) The Funds shall indemnify and hold harmless the Manager, its shareholders, directors, officers and employees (any such person, an "Indemnified Party") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party's performance or non-performance of any duties under this Agreement; provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement; and provided, further, that this provision shall not be construed as a waiver or limitation of any rights which the Trust or the Funds may have under applicable federal securities laws.

                (c) No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or director or officer of the Manager, from liability in violation of Sections 17(h) and (i) of the 1940 Act.

         12. Non-Exclusivity. The Trust's employment of the Manager is not an exclusive arrangement, and the Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein. If this Agreement is terminated with respect to any Fund, this Agreement shall remain in full force and effect with respect to all other Funds listed on Appendix A hereto, as the same may be amended.

         13. Term. This Agreement shall become effective on the Closing Date and shall remain in effect for a period not to exceed one hundred and fifty
(150) days from the Closing Date, unless sooner terminated as provided herein; provided, however, that if the Agreement is approved by a vote of a majority of a Fund's outstanding voting securities, this Agreement shall remain in effect with respect to that Fund until the closing date of the Reorganization as identified in the Plan, unless sooner terminated as provided herein.

         14. Termination. This Agreement may be terminated by the Trust on behalf of any one or more of the Funds at any time without payment of any penalty, by the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund, upon ten (10) days' written notice to the Manager, and by the Manager upon sixty (60) days' written notice to a Fund.

         15. Termination by Assignment. This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the 1940 Act.

         16. Transfer, Assignment. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged without the affirmative vote or written consent of the holders of a majority of the outstanding voting securities of each Fund.

         17. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

         18. Definitions. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the 1940 Act.

         19. Notice of Declaration of Trust. The Manager agrees that the Trust's obligations under this Agreement shall be limited to the Funds and to their assets, and that the

Manager shall not seek satisfaction of any such obligation from the shareholders of the Funds nor from any trustee, officer, employee or agent of the Trust or the Funds.

         20. Captions. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

         21. Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of California without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the 1940 Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.

         22. Nonpublic Personal Information. Notwithstanding any provision herein to the contrary, the Manager agrees on behalf of itself and its directors, officers, and employees (1) to treat confidentially and as proprietary information of the Trust (a) all records and other information relative to the series of the Trust and their prior, present, or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P ("Regulation S-P"), promulgated under the Gramm-Leach-Bliley Act (the "Privacy Act"), and (2) not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by the privacy policies adopted by the Trust, Regulation S-P or the Privacy Act, except after prior notification to and approval in writing by the Trust. Such written approval shall not be unreasonably withheld by the Trust and may not be withheld where the Manager may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         23. Anti-Money Laundering Compliance. The Manager acknowledges that, in compliance with the Bank Secrecy Act, as amended, and the USA PATRIOT ACT (the "AML Laws"), the Funds have adopted an Anti-Money Laundering Policy. The Manager agrees to comply with the Funds' Anti-Money Laundering Policy and the AML Laws, as the same may apply to the Manager, now and in the future. The Manager further agrees to provide to the Funds and/or the Trust such reports, certifications and contractual assurances as may be requested by the Funds or the Trust. The Trust and the Funds may disclose information respecting the Manager to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file reports with such authorities as may be required by applicable law or regulation.

         24. Certifications; Disclosure Controls and Procedures. The Manager acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002, and the implementing regulations promulgated thereunder, the Funds are required to make certain certifications and have adopted disclosure controls and procedures. To the extent reasonably requested by the Trust or the Funds, the Manager agrees to use its best efforts to assist the Trust and the Funds in complying with the Sarbanes-Oxley Act and implementing the Funds' disclosure controls and procedures. The Manager agrees to inform the Trust and the Funds of any material development related to the Trust or the Funds that the Manager reasonably believes is relevant to the certification obligations of the Funds under the Sarbanes-Oxley Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers, all on the day and year first above written.

THE MONTGOMERY FUNDS                       WELLS CAPITAL MANAGEMENT INCORPORATED


By:                                        By:
       ------------------------                  -------------------------------
Name:                                      Name:

Title:                                     Title:

                                   APPENDIX A

                  FUND AND FEE SCHEDULE - THE MONTGOMERY FUNDS

Montgomery Growth Fund                 1.00% of the first $500 million of net assets; plus
                                       0.90% of the next $500 million of net assets; plus
                                       0.80% of net assets over $1 billion.

Montgomery Small Cap Fund              1.00% of first $250 million of net assets; plus
                                       0.80% of net assets over $250 million.

Montgomery Mid Cap Fund                1.40% of the first $200 million of net assets; plus
                                       1.25% of net assets over $200 million.

Montgomery Global                      1.25% of the first $250 million of net assets; plus
Tech, Telecom and Media Fund           1.00% of net assets over $250 million.

Montgomery International               1.10% of the first $500 million of net assets; plus
Growth Fund                            1.00% of next $500 million of net assets; plus
                                       0.90% of net assets over $1 billion.

Montgomery Emerging                    1.25% of the first $250 million of net assets; plus
Markets Fund                           1.00% of net assets over $250 million.

Montgomery Government                  0.40% of the first $250 million of net assets; plus
Money Market Fund                      0.30% of the next $250 million of net assets; plus
                                       0.20% of net assets over $500 million.

Montgomery Short Duration              0.50% of the first $500 million of net assets; plus
Government Bond Fund                   0.40% of net assets over $500 million.

Montgomery Total Return Bond Fund      0.30% of first $500 million of net assets; plus
                                       0.25% of net assets over $500 million

THE MONTGOMERY FUNDS                    WELLS CAPITAL MANAGEMENT INCORPORATED

By:                                     By:
      ---------------------------              ---------------------------------

Name:                                   Name:

Title:                                  Title:

Date:                                   Date:

                                   APPENDIX B

                      LIMITATION ON FUND OPERATING EXPENSES

The Manager hereby agrees to limit each Fund's Operating Expenses to the respective annual rate of total Operating Expenses specified for that Fund in the table below (the "Operating Expense Caps"). The term "Operating Expenses" with respect to a Fund is defined to include all expenses necessary or appropriate for the operation of the Fund including the Manager's investment advisory or management fee under Section 8 of the Interim Investment Management Agreement, and other expenses described in Section 7 of the Interim Investment Management Agreement, but does not include any Rule 12b-1 fees, front-end or contingent deferred loads, taxes, interest, short sale dividend expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

FUND                                              OPERATING EXPENSE CAPS
-----------------------------------------------   ------------------------------
Montgomery Growth Fund                            1.50% of net assets

Montgomery Global Tech, Telecom and Media Fund    1.90% of net assets

Montgomery International Growth Fund              1.65% of net assets

Montgomery Small Cap Fund                         1.40% of net assets

Montgomery Mid Cap Fund                           1.50% of net assets

Montgomery Emerging Markets Fund                  Class R - 1.90% of net assets
                                                  Class A - 1.80% of net assets
                                                  Class B - 2.05% of net assets
                                                  Class C - 2.05% of net assets

Montgomery Government Money Market Fund           Class R - 0.60% of net assets
                                                  Class A - 0.65% of net assets
                                                  Class B - 0.90% of net assets
                                                  Class C - 0.90% of net assets

Montgomery Short Duration Government Bond Fund    Class R - 0.60% of net assets
                                                  Class A - 0.65% of net assets
                                                  Class B - 0.90% of net assets
                                                  Class C - 0.90% of net assets

Montgomery Total Return Bond Fund                 Class R - 0.70% of net assets
                                                  Class A - 0.65% of net assets
                                                  Class B - 0.90% of net assets
                                                  Class C - 0.90% of net assets
                                                  Class I - 0.42% of net assets

THE MONTGOMERY FUNDS                      WELLS CAPITAL MANAGEMENT INCORPORATED

By:                                       By:
     ------------------------                    -------------------------------

Name:                                     Name:

Title:                                    Title:

Date:                                     Date:

                                                                    Exhibit 6(b)

  INTERIM ADVISORY AGREEMENT BETWEEN WELLS CAPITAL MANAGEMENT INCORPORATED AND
                            THE MONTGOMERY FUNDS II

                                     INTERIM
                         INVESTMENT MANAGEMENT AGREEMENT
                          FOR CERTAIN MONTGOMERY FUNDS

         THIS INTERIM INVESTMENT MANAGEMENT AGREEMENT (the "Agreement") made as of the 16th day of December, 2002, by and between THE MONTGOMERY FUNDS II (the "Trust"), a Delaware business trust, on behalf of each series of the Trust listed in Appendix A hereto (hereinafter referred to individually as a "Fund" and collectively as the "Funds") and Wells CAPITAL Management INCORPORATED (the "Manager"), a California corporation.

                                   WITNESSETH:

         WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is engaged in the business of supplying investment advice, investment management and administrative services, as an independent contractor; and

         WHEREAS, the Trust desires to retain the Manager to render advice and services to the Funds pursuant to the terms and provisions of this Agreement, and the Manager is interested in furnishing said advice and services;

         WHEREAS, Montgomery Asset Management, LLC ("MAM") renders advice and services to the Funds under an Amended and Restated Investment Management Agreement dated August 30, 2002 ("Old Agreement");

         WHEREAS, the Old Agreement will terminate with respect to the Funds listed in Appendix A upon the closing (the "Closing Date") of a transaction whereby the Manager will acquire a substantial portion of the assets of MAM pursuant to a Purchase Agreement among Wells Fargo & Company (the Manager's parent company), Commerzbank AG (MAM's parent company) and MAM dated November 21, 2002 (the "Transaction");

         WHEREAS, in connection with the Transaction, it is expected that a proposal shall be submitted to shareholders of each Fund under which such Funds would be reorganized into the relevant series of Wells Fargo Funds Trust ("Wells Fargo Trust") (the "Reorganization") pursuant to the Agreement and Plan of Reorganization between the Trust and Wells Fargo Trust (the "Plan"); and

         WHEREAS, the Trust and the Manager enter into this Agreement pursuant to Rule 15a-4 under the 1940 Act;

         NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

         1. Appointment of Manager. The Trust hereby employs the Manager and the Manager hereby accepts such employment, to render investment advice and management services with respect to the assets of the Funds for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust's Board of Trustees.

         2.     Duties of Manager.

                (a) General Duties. The Manager shall act as investment manager to the Funds and shall supervise investments of the Funds on behalf of the Funds in accordance with the investment objectives, programs and restrictions of the Funds as provided in the Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws, or otherwise and such other limitations as the Trustees may impose from time to time in writing to the Manager. Without limiting the generality of the foregoing, the Manager shall: (i) furnish the Funds with advice and recommendations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities for the Funds, including the taking of such other steps as may be necessary to implement such advice and recommendations; (ii) furnish the Funds with reports, statements and other data on securities, economic conditions and other pertinent subjects which the Trust's Board of Trustees may reasonably request; (iii) manage the investments of the Funds, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) provide persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust and the Funds (such officers and employees, as well as certain trustees, may be trustees, directors, officers, partners, or employees of the Manager or its affiliates) but not including personnel to provide administrative services or distribution services to the Fund; and (v) render to the Trust's Board of Trustees such periodic and special reports with respect to each Fund's investment activities as the Board may reasonably request.

                (b) Brokerage. The Manager shall place orders for the purchase and sale of securities either directly with the issuer or with a broker or dealer selected by the Manager. In placing each Fund's securities trades, it is recognized that the Manager will give primary consideration to securing the most favorable price and efficient execution, so that each Fund's total cost or proceeds in each transaction will be the most favorable under all the circumstances. Within the framework of this policy, the Manager may consider the financial responsibility, research and investment information, and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Manager may be a party.

         It is also understood that it is desirable for the Funds that the Manager have access to investment and market research and securities and economic analyses provided by brokers and others. It is also understood that brokers providing such services may execute brokerage transactions at a higher cost to the Funds than might result from the allocation of brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the purchase and sale of securities for the Funds may be made with brokers who provide such research and analysis, subject to review by the Trust's Board of Trustees from time to time with respect to the extent and continuation of this practice to determine whether each Fund benefits, directly or indirectly, from such practice. It is understood by both parties that the Manager may select broker-dealers for the execution of the Funds' portfolio transactions who provide research and analysis as the Manager may lawfully and appropriately use in its investment management and advisory capacities, whether or not such research and analysis may also be useful to the Manager in connection with its services to other clients.

         On occasions when the Manager deems the purchase or sale of a security to be in the best interest of one or more of the Funds as well as of other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

                (c) Administrative Services. The Manager shall oversee the administration of the Funds' business and affairs although the provision of administrative services, to the extent not covered by subparagraphs (a) or (b) above, is not the obligation of the Manager under this Agreement. Notwithstanding any other provisions of this Agreement, the Manager shall be entitled to reimbursement from the Funds for all or a portion of the reasonable costs and expenses, including salary, associated with the provision by Manager of personnel to render administrative services to the Funds.

         3. Best Efforts and Judgment. The Manager shall use its best judgment and efforts in rendering the advice and services to the Funds as contemplated by this Agreement.

         4. Independent Contractor. The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Funds in any way, or in any way be deemed an agent for the Trust or for the Funds. It is expressly understood and agreed that the services to be rendered by the Manager to the Funds under the provisions of this Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

         5. Manager's Personnel. The Manager shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Manager shall be deemed to include persons employed or retained by the Manager to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Manager or the Trust's Board of Trustees may desire and reasonably request.

         6. Reports by Funds to Manager. Each Fund will from time to time furnish to the Manager detailed statements of its investments and assets, and information as to its investment objective and needs, and will make available to the Manager such financial reports, proxy statements, legal and other information relating to each Fund's investments as may be in its possession or available to it, together with such other information as the Manager may reasonably request.

         7.     Expenses.

                (a) With respect to the operation of each Fund, the Manager is responsible for (i) the compensation of any of the Trust's trustees, officers, and employees who are affiliates of the Manager (but not the compensation of employees performing services in connection with expenses which are the Fund's responsibility under Subparagraph 7(b) below), (ii) the expenses of printing and distributing the Funds' prospectuses, statements of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders), and (iii) providing office space and equipment reasonably necessary for the operation of the Funds.

                (b) Each Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 7(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; expenditures in connection with meetings of each Fund's shareholders and Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of obtaining and maintaining any required registration or notification for its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

                (c) To the extent the Manager incurs any costs by assuming expenses which are an obligation of a Fund as set forth herein, such Fund shall promptly reimburse the

Manager for such costs and expenses, except to the extent the Manager has otherwise agreed to bear such expenses. To the extent the services for which a Fund is obligated to pay are performed by the Manager, the Manager shall be entitled to recover from such Fund to the extent of the Manager's actual costs for providing such services.

         8.     Investment Advisory and Management Fee.

                (a) Each Fund shall pay to the Manager, and the Manager agrees to accept, as full compensation for all administrative and investment management and advisory services furnished or provided to such Fund pursuant to this Agreement, a management fee as set forth in the Fund and Fee Schedule attached hereto as Appendix A, as may be amended in writing from time to time by the Trust and the Manager.

                (b) The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated before the end of any month, the fee to the Manager shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

                (c) All fees payable to the Manager under this Section 8 shall be accrued daily and paid by each Fund to an interest-bearing escrow account with the Funds' custodian; provided that if the Agreement is approved by a majority of the outstanding voting securities of a Fund before the termination of this Agreement, all amounts paid by that Fund in the escrow account will be immediately payable to the Manager along with the interest attributable to such amounts upon such approval; provided further, that if a majority of the outstanding voting securities of a Fund do not approve the Agreement with respect to that Fund before the termination of this Agreement, the Manager shall, upon termination of this Agreement, be entitled only to the lesser of:
(i) the costs incurred in performing this Agreement with respect to such Fund plus interest earned on that amount while in escrow; or (ii) the total amount paid by such Fund to the escrow account plus interest earned on that amount.

                (d) Fee Reduction. The Manager may, but is not required to, reduce all or a portion of its fees and/or reimburse a Fund for other expenses in order to decrease the operating expenses of a Fund. Any such reduction, reimbursement, or payment (collectively "subsidies") shall be applicable only to such specific subsidy and shall not constitute an agreement to continue such subsidy in the future. Any such subsidy will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis. The Manager has agreed to limit each Fund's operating expenses as set forth in Appendix B for the term of this Agreement. To the extent such an expense limitation has been agreed to by the Manager and such limit has been disclosed to shareholders of a Fund in the Prospectus, the Manager may not change the limitation without first disclosing the change in an updated Prospectus.

         The Manager may seek reimbursement of any subsidies made by the Manager either voluntarily or pursuant to contract. The reimbursement of any subsidy must be approved by the Trust's Board of Trustees and must be sought no later than the end of the third fiscal year following the year to which the subsidy relates if the aggregate expenses for that period do not exceed any more restrictive limitation to which the Manager has agreed (subsidies available for reimbursement to the Manager are collectively referred to as the "Recoupment Balance") and the Board of Trustees approves the reimbursement. For example, subsidized Operating Expenses relating to the period July 1, 2002 through June 30, 2003 would no longer be eligible for reimbursement after July 1, 2006. The Manager agrees not to request or seek reimbursement of subsidized Operating Expenses that are no longer eligible for reimbursement. The Manager may not request or receive reimbursement of the Recoupment Balance before payment of the Fund's operating expenses for the current year and cannot cause the Fund to exceed any agreed upon expense limitation for that year in making such reimbursement.

                (e) The Manager may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement prior to the time such compensation or reimbursement has accrued as a liability of the Fund. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Manager hereunder.

         9. Fund Share Activities of Manager's Directors, Partners, Officers and Employees. The Manager agrees that neither it nor any of its directors, partners, officers or employees shall take any short position in the shares of the Funds. This prohibition shall not prevent the purchase of such shares by any of the officers and partners or bona fide employees of the Manager or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the 1940 Act.

         10. Conflicts with Trust's Governing Documents and Applicable Laws. Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust's Agreement and Declaration of Trust, By-Laws, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of the Trust of its responsibility for and control of the conduct of the affairs of the Trust and Funds.

         11.    Manager's Liabilities.

                (a) In the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Trust or the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Funds; provided, however, that this provision shall not be construed as a waiver or limitation of any rights which the Trust or the Funds may have under applicable federal securities laws.

                (b) The Funds shall indemnify and hold harmless the Manager, its shareholders, directors, officers and employees (any such person, an "Indemnified Party") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party's performance or non-performance of any duties under this Agreement; provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement; and provided, further, that this provision shall not be construed as a waiver or limitation of any rights which the Trust or the Funds may have under applicable federal securities laws.

                (c) No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or director or officer of the Manager, from liability in violation of Sections 17(h) and (i) of the 1940 Act.

         12. Non-Exclusivity. The Trust's employment of the Manager is not an exclusive arrangement, and the Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein. If this Agreement is terminated with respect to any Fund, this Agreement shall remain in full force and effect with respect to all other Funds listed on Appendix A hereto, as the same may be amended.

         13. Term. This Agreement shall become effective on the Closing Date and shall remain in effect for a period not to exceed one hundred and fifty
(150) days from the Closing Date, unless sooner terminated as provided herein; provided, however, that if the Agreement is approved by a vote of a majority of a Fund's outstanding voting securities, this Agreement shall remain in effect with respect to that Fund until the closing date of the Reorganization as identified in the Plan, unless sooner terminated as provided herein.

         14. Termination. This Agreement may be terminated by the Trust on behalf of any one or more of the Funds at any time without payment of any penalty, by the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund, upon ten (10) days' written notice to the Manager, and by the Manager upon sixty (60) days' written notice to a Fund.

         15. Termination by Assignment. This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the 1940 Act.

         16. Transfer, Assignment. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged without the affirmative vote or written consent of the holders of a majority of the outstanding voting securities of each Fund.

         17. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

         18. Definitions. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the 1940 Act.

         19. Notice of Declaration of Trust. The Manager agrees that the Trust's obligations under this Agreement shall be limited to the Funds and to their assets, and that the

Manager shall not seek satisfaction of any such obligation from the shareholders of the Funds nor from any trustee, officer, employee or agent of the Trust or the Funds.

         20. Captions. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

         21. Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of California without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the 1940 Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.

         22. Nonpublic Personal Information. Notwithstanding any provision herein to the contrary, the Manager agrees on behalf of itself and its directors, officers, and employees (1) to treat confidentially and as proprietary information of the Trust (a) all records and other information relative to the series of the Trust and their prior, present, or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P ("Regulation S-P"), promulgated under the Gramm-Leach-Bliley Act (the "Privacy Act"), and (2) not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by the privacy policies adopted by the Trust, Regulation S-P or the Privacy Act, except after prior notification to and approval in writing by the Trust. Such written approval shall not be unreasonably withheld by the Trust and may not be withheld where the Manager may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         23. Anti-Money Laundering Compliance. The Manager acknowledges that, in compliance with the Bank Secrecy Act, as amended, and the USA PATRIOT ACT (the "AML Laws"), the Funds have adopted an Anti-Money Laundering Policy. The Manager agrees to comply with the Funds' Anti-Money Laundering Policy and the AML Laws, as the same may apply to the Manager, now and in the future. The Manager further agrees to provide to the Funds and/or the Trust such reports, certifications and contractual assurances as may be requested by the Funds or the Trust. The Trust and the Funds may disclose information respecting the Manager to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file reports with such authorities as may be required by applicable law or regulation.

         24. Certifications; Disclosure Controls and Procedures. The Manager acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002, and the implementing regulations promulgated thereunder, the Funds are required to make certain certifications and have adopted disclosure controls and procedures. To the extent reasonably requested by the Trust or the Funds, the Manager agrees to use its best efforts to assist the Trust and the Funds in complying with the Sarbanes-Oxley Act and implementing the Funds' disclosure controls and procedures. The Manager agrees to inform the Trust and the Funds of any material development related to the Trust or the Funds that the Manager reasonably believes is relevant to the certification obligations of the Funds under the Sarbanes-Oxley Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers, all on the day and year first above written.


THE MONTGOMERY FUNDS II                   WELLS CAPITAL MANAGEMENT INCORPORATED

By:                                       By:
      ------------------------                   -----------------------------

Name:                                     Name:

Title:                                    Title:

                                   APPENDIX A

                 FUND AND FEE SCHEDULE - THE MONTGOMERY FUNDS II

Montgomery Emerging Markets Focus Fund    1.10% of the first $250 million; plus
                                          1.00% of the next $250 million of net
                                          assets; plus 0.90% of the net assets
                                          over $500 million.

Montgomery Institutional Series:          1.25% of first $50 million of net
Emerging Markets Portfolio                assets; plus 1.00% of the next $50
                                          million of net assets; plus 0.90% of
                                          net assets over $100 million over
                                          $250 million.




THE MONTGOMERY FUNDS II                   WELLS CAPITAL MANAGEMENT INCORPORATED

By:                                       By:
      ------------------------                   -----------------------------

Name:                                     Name:

Title:                                    Title:

Date:                                     Date:

                                   APPENDIX B

                      LIMITATION ON FUND OPERATING EXPENSES

The Manager hereby agrees to limit each Fund's Operating Expenses to the respective annual rate of total Operating Expenses specified for that Fund in the table below (the "Operating Expense Caps"). The term "Operating Expenses" with respect to a Fund is defined to include all expenses necessary or appropriate for the operation of the Fund including the Manager's investment advisory or management fee under Section 8 of the Interim Investment Management Agreement, and other expenses described in Section 7 of the Interim Investment Management Agreement, but does not include any Rule 12b-1 fees, front-end or contingent deferred loads, taxes, interest, short sale dividend expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

FUND                                             OPERATING EXPENSE CAPS
-----------------------------------------        -----------------------------

Montgomery Emerging Markets Focus Fund           Class R - 1.60% of net assets
                                                 Class A - 1.80% of net assets
                                                 Class B - 2.05% of net assets
                                                 Class C - 2.05% of net assets

Montgomery Institutional Series: Emerging        1.25% of net assets
Markets Portfolio




THE MONTGOMERY FUNDS II                   WELLS CAPITAL MANAGEMENT INCORPORATED

By:                                       By:
      ------------------------                   -----------------------------

Name:                                     Name:

Title:                                    Title:

Date:                                     Date:

                                                                      Exhibit 11

                                December 31, 2002

Wells Fargo Funds Trust
c/o Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, California 94105

              Re:    Shares of Beneficial Interests of
                     Wells Fargo Funds Trust

Ladies/Gentlemen:

         We refer to the Registration Statement on Form N-14 (SEC File Nos. 333-____ and 811-09253) (the "Registration Statement"), to be filed on December 31, 2002, of Wells Fargo Funds Trust (the "Trust") relating to the registration of an indefinite number of shares of beneficial interest of the Trust (collectively, the "Shares") in connection with the reorganization of eleven Montgomery Funds into ten Funds of the Trust.

         We have been requested by the Trust to furnish this opinion as Exhibit 11 to the Registration Statement.

         We have examined documents relating to the organization of the Trust and its series and the authorization and issuance of Shares of its series.

         Based upon and subject to the foregoing, we are of the opinion that:

         The issuance and sale of the Shares by the Trust has been duly and validly authorized by all appropriate action of the Trust, and assuming delivery by sale or in accord with the Trust's dividend reinvestment plan in accordance with the description set forth in the Funds' current prospectuses under the Securities Act of 1933, as amended, the Shares will be legally issued, fully paid and nonassessable by the Trust.

         We consent to the inclusion of this opinion as an exhibit to the Registration Statement.

                                          Very truly yours,

                                          /s/ Morrison & Foerster LLP

                                          MORRISON & FOERSTER LLP

                                                                   Exhibit 13(a)

 APPENDIX TO FEE WAIVER AGREEMENT BETWEEN WELLS FARGO FUNDS MANAGEMENT, LLC AND
                             WELLS FARGO FUNDSTRUST

                                                         As of December 18, 2002

                             WELLS FARGO FUNDS TRUST
                         CAPPED OPERATING EXPENSE RATIOS

---------------------------------------------------------------------------------------------------------
                                            CAPPED OPERATING                 EXPIRATION/
NAME OF FUND/CLASS                          EXPENSE RATIO                    RENEWAL DATE
---------------------------------------------------------------------------------------------------------
Asset Allocation
         Class A                                        1.15%                January 31
         Class B                                        1.90%                January 31
         Class C                                        1.90%                January 31
         Institutional Class                            0.90%/1/             January 31
---------------------------------------------------------------------------------------------------------
California Limited Term Tax-Free
         Class A                                        0.85%                October 31
         Class C                                        1.60%                October 31
         Institutional Class                            0.60%                October 31
---------------------------------------------------------------------------------------------------------
California Tax-Free
         Class A                                        0.80%                October 31
         Class B                                        1.55%                October 31
         Class C                                        1.55%                October 31
         Institutional Class                            0.55%                October 31
---------------------------------------------------------------------------------------------------------
California Tax-Free Money Market
         Class A                                        0.65%                July 31
         Service Class                                  0.45%                July 31
---------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Trust                  0.20%                July 31
---------------------------------------------------------------------------------------------------------
Cash Investment Money Market
         Service Class/Admin.                           0.48%                July 31
         Institutional Class                            0.25%                July 31
---------------------------------------------------------------------------------------------------------
Colorado Tax-Free
         Class A                                        0.85%                October 31
         Class B                                        1.60%                October 31
         Institutional Class                            0.60%                October 31
---------------------------------------------------------------------------------------------------------
Diversified Bond
         Institutional Class                            0.70%                September 30
---------------------------------------------------------------------------------------------------------

----------
/1/ On August 6, 2002, the Board of Trustees approved a reduction to the capped operating expense ratio ("net OER") for this Class, effective February 1, 2003. The net OER for this Class is 0.95% through January 31, 2003.

---------------------------------------------------------------------------------------------------------
                                            CAPPED OPERATING                 EXPIRATION/
NAME OF FUND/CLASS                          EXPENSE RATIO                    RENEWAL DATE
---------------------------------------------------------------------------------------------------------
Diversified Equity
         Class A                                        1.25%                January 31
         Class B                                        2.00%                January 31
         Class C                                        2.00%                January 31
         Institutional Class                            1.00%                January 31
---------------------------------------------------------------------------------------------------------
Diversified Small Cap
         Institutional Class                            1.20%                January 31
---------------------------------------------------------------------------------------------------------
Equity Income
         Class A                                        1.10%                January 31
         Class B                                        1.85%                January 31
         Class C                                        1.85%                January 31
         Institutional Class                            0.85%                January 31
---------------------------------------------------------------------------------------------------------
Equity Index
         Class A                                        0.67%                January 31
         Class B                                        1.41%                January 31
         Class O                                        0.50%                January 31
---------------------------------------------------------------------------------------------------------
Equity Value
         Class A                                        1.10%                January 31
         Class B                                        1.85%                January 31
         Class C                                        1.85%                January 31
         Institutional Class                            0.85%                January 31
---------------------------------------------------------------------------------------------------------
Government Institutional Money Market                   0.20%                July 31
---------------------------------------------------------------------------------------------------------
Government Money Market/2/
         Class A                                        0.75%                July 31
         Service Class                                  0.50%                July 31
---------------------------------------------------------------------------------------------------------
Growth Balanced/3/
         Class A                                        1.20%                January 31
         Class B                                        1.95%                January 31
         Class C                                        1.95%                January 31
         Institutional Class                            0.95%                January 31
---------------------------------------------------------------------------------------------------------
Growth Equity
         Class A                                        1.50%                January 31
         Class B                                        2.25%                January 31
         Class C                                        2.25%                January 31
         Institutional Class                            1.25%                January 31
---------------------------------------------------------------------------------------------------------

----------
/2/ Funds Management has extended its waiver commitment for the Fund through July 31, 2004. Thereafter, the Expiration/Renewal Date is July 31.

/3/ On August 6, 2002, the Board of Trustees approved an increase to the net OER for all Classes of this Fund, effective February 1, 2003. The net OER for Class A is 1.15%, the net OER for Class B and Class C is 1.90%, and the net OER for the Institutional Class is 0.93%, through January 31, 2003.

---------------------------------------------------------------------------------------------------------
                                            CAPPED OPERATING                 EXPIRATION/
NAME OF FUND/CLASS                          EXPENSE RATIO                    RENEWAL DATE
---------------------------------------------------------------------------------------------------------
Growth/4/
         Class A                                        1.25%                January 31
         Class B                                        2.00%                January 31
         Institutional Class                            1.00%                January 31
---------------------------------------------------------------------------------------------------------
High Yield Bond
         Class A                                        1.15%                September 30
         Class B                                        1.90%                September 30
         Class C                                        1.90%                September 30
---------------------------------------------------------------------------------------------------------
Income
         Class A                                        1.00%                September 30
         Class B                                        1.75%                September 30
         Institutional Class                            0.75%                September 30
---------------------------------------------------------------------------------------------------------
Income Plus
         Class A                                        1.00%                September 30
         Class B                                        1.75%                September 30
         Class C                                        1.75%                September 30
---------------------------------------------------------------------------------------------------------
Index
         Institutional Class                            0.25%                January 31
---------------------------------------------------------------------------------------------------------
Index Allocation
         Class A                                        1.30%                January 31
         Class B                                        2.05%                January 31
         Class C                                        2.05%                January 31
---------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund/5/
         Class A                                        0.85%                September 30
         Class B                                        1.60%                September 30
         Class C                                        1.60%                September 30
         Institutional Class                            0.60%                September 30
---------------------------------------------------------------------------------------------------------
Intermediate Government Income
         Class A                                        0.95%                September 30
         Class B                                        1.70%                September 30
         Class C                                        1.70%                September 30
         Institutional Class                            0.70%                September 30
---------------------------------------------------------------------------------------------------------
International Equity/6/
         Class A                                        1.50%                January 31
         Class B                                        2.25%                January 31
         Class C                                        2.25%                January 31
         Institutional Class                            1.25%                January 31
---------------------------------------------------------------------------------------------------------

----------
/4/ On August 6, 2002, the Board of Trustees approved an increase to the net OER for Class A and Class B shares, effective February 1, 2003. The net OER for Class A is 1.12%, and the net OER for Class B is 1.87%, through January 31, 2003.

/5/ The Initial Commitment extends for one year from the effectiveness of the initial prospectus. Thereafter, the Expiration/Renewal Date is September 30.

---------------------------------------------------------------------------------------------------------
                                            CAPPED OPERATING                 EXPIRATION/
NAME OF FUND/CLASS                          EXPENSE RATIO                    RENEWAL DATE
---------------------------------------------------------------------------------------------------------
Large Cap Appreciation/7/
         Class A                                        1.25%                January 31
         Class B                                        2.00%                January 31
         Class C                                        2.00%                January 31
         Institutional Class                            1.00%                January 31
---------------------------------------------------------------------------------------------------------
Large Company Growth/8/
         Class A                                        1.20%                January 31
         Class B                                        1.95%                January 31
         Class C                                        1.95%                January 31
         Institutional Class                            0.95%                January 31
---------------------------------------------------------------------------------------------------------
Limited Term Government Income
         Class A                                        0.95%                September 30
         Class B                                        1.70%                September 30
         Institutional Class                            0.70%                September 30
---------------------------------------------------------------------------------------------------------
Liquidity Reserve Money Market
         Investor Class                                 1.00%                July 31
---------------------------------------------------------------------------------------------------------
Minnesota Money Market
         Class A                                        0.80%                July 31
---------------------------------------------------------------------------------------------------------
Minnesota Tax-Free
         Class A                                        0.85%                October 31
         Class B                                        1.60%                October 31
         Institutional Class                            0.60%                October 31
---------------------------------------------------------------------------------------------------------
Moderate Balanced
         Institutional Class                            0.90%/9/             January 31
---------------------------------------------------------------------------------------------------------
Money Market
         Class A                                        0.76%                July 31
         Class S/B                                      1.51%                July 31
---------------------------------------------------------------------------------------------------------
Money Market Trust                                      0.20%                July 31
---------------------------------------------------------------------------------------------------------

----------
/6/ Funds Management has extended its waiver commitment for the Fund through January 31, 2004. Thereafter, the Expiration/Renewal Date is January 31.

/7/ The Initial Commitment extends for one year from the effectiveness of the initial prospectus (September 1, 2002). Thereafter, the Expiration/Renewal Date is January 31. On August 6, 2002, the Board of Trustees approved a 0.05% increase to the net OER of each Class of this Fund, effective February 1, 2003. Through January 31, 2003, the net OER for each Class of the Fund is as follows: 1.20% for Class A; 1.95% for Class B and Class C; and 0.95% for the Institutional Class.

/8/ Funds Management has extended its waiver commitment for the Fund through January 31, 2004. Thereafter, the Expiration/Renewal Date is January 31. On August 6, 2002, the Board of Trustees approved an increase to the net OER for the Class B and Class C shares, and a reduction to the net OER of the Institutional Class, effective February 1, 2003. The net OER of Class B and Class C is 1.75%, and the net OER of the Institutional Class is 1.00%, through January 31, 2003.

/9/ On August 6, 2002, the Board of Trustees approved an increase to the net OER of this Class, effective February 1, 2003. Through January 31, 2003, the net OER of this Class is 0.88%.

---------------------------------------------------------------------------------------------------------
                                            CAPPED OPERATING                 EXPIRATION/
NAME OF FUND/CLASS                          EXPENSE RATIO                    RENEWAL DATE
---------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Focus Fund/10/
         Class A                                        1.90%                January 31
         Class B                                        2.65%                January 31
         Class C                                        2.65%                January 31
         Institutional Class                            1.60%                January 31
---------------------------------------------------------------------------------------------------------
Montgomery Institutional Emerging Markets Fund/11/
         Select Class                                   1.30%                January 31
---------------------------------------------------------------------------------------------------------
Montgomery Mid Cap Growth/12/
         Class A                                        1.45%                January 31
         Class B                                        2.20%                January 31
         Class C                                        2.20%                January 31
---------------------------------------------------------------------------------------------------------
Montgomery Short Duration Government Bond Fund/13/
         Class A                                        0.90%                September 30
         Class B                                        1.65%                September 30
         Class C                                        1.65%                September 30
         Institutional Class                            0.60%                September 30
---------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund
         Class A                                        1.40%                January 31
         Class B                                        2.15%                January 31
         Class C                                        2.15%                January 31
         Institutional Class                            1.20%                January 31
---------------------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund/14/
         Class A                                        0.95%                September 30
         Class B                                        1.70%                September 30
         Class C                                        1.70%                September 30
         Institutional Class                            0.70%                September 30
         Select Class                                   0.42%                September 30
---------------------------------------------------------------------------------------------------------

----------
/10/ The Initial Commitment extends for one year from the effectiveness of the initial prospectus. Thereafter, the Expiration/Renewal Date is January 31.

/11/ The Initial Commitment extends for one year from the effectiveness of the initial prospectus. Thereafter, the Expiration/Renewal Date is January 31.

/12/ Funds Management has extended its waiver commitments shown for the Fund through January 31, 2004. Thereafter, the Expiration/Renewal Date is January 31. On August 6, 2002, the Board of Trustees approved a 0.05% increase in the net OER of each Class of the Fund, effective February 1, 2003. Through January 31, 2003, the net OER of each Class of the Fund is as follows: 1.40% for Class A; and 2.15% for Class B and Class C.

/13/ The Initial Commitment extends for one year from the effectiveness of the initial prospectus. Thereafter, the Expiration/Renewal Date is September 30.

/14/ The Initial Commitment extends for one year from the effectiveness of the initial prospectus. Thereafter, the Expiration/Renewal Date is September 30.

---------------------------------------------------------------------------------------------------------
                                            CAPPED OPERATING                 EXPIRATION/
NAME OF FUND/CLASS                          EXPENSE RATIO                    RENEWAL DATE
---------------------------------------------------------------------------------------------------------
National Limited Term Tax-Free
         Institutional Class                            0.60%                October 31
---------------------------------------------------------------------------------------------------------
National Tax-Free
         Class A                                        0.85%                October 31
         Class B                                        1.60%                October 31
         Class C                                        1.60%                October 31
         Institutional Class                            0.60%                October 31
---------------------------------------------------------------------------------------------------------
National Tax-Free Institutional Money Market
         Service Class                                  0.45%                July 31
         Institutional Class                            0.30%                July 31
---------------------------------------------------------------------------------------------------------
National Tax-Free Money Market
         Class A                                        0.65%                July 31
---------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Trust                    0.20%                July 31
---------------------------------------------------------------------------------------------------------
Nebraska Tax-Free
         Institutional Class                            0.83%                October 31
---------------------------------------------------------------------------------------------------------
OTC Growth
         Class O                                        1.30%                January 31
---------------------------------------------------------------------------------------------------------
Outlook Today/15/
         Class A                                        1.30%                June 30
         Class B                                        1.80%                June 30
         Class C                                        1.80%                June 30
         Institutional Class                            1.00%                June 30
---------------------------------------------------------------------------------------------------------
Outlook 2010/15/
         Class A                                        1.30%                June 30
         Class B                                        1.80%                June 30
         Class C                                        1.80%                June 30
         Institutional Class                            1.00%                June 30
---------------------------------------------------------------------------------------------------------
Outlook 2020/15/
         Class A                                        1.30%                June 30
         Class B                                        1.80%                June 30
         Class C                                        1.80%                June 30
         Institutional Class                            1.00%                June 30
---------------------------------------------------------------------------------------------------------
Outlook 2030/15/
         Class A                                        1.30%                June 30
         Class B                                        1.80%                June 30
         Class C                                        1.80%                June 30
         Institutional Class                            1.00%                June 30
---------------------------------------------------------------------------------------------------------

----------
/15/ The Board approved extending the term of the Commitments of all of the Classes of each Outlook Fund until June 30, 2003. The Commitments shown represent the capped operating expense ratios of each Class since the shareholders approved new advisory arrangements in October 2001. The Capped Operating Expense Ratios of the Class B and Class C shares are expected to increase to 2.05% after June 30, 2003.

---------------------------------------------------------------------------------------------------------
                                            CAPPED OPERATING                 EXPIRATION/
NAME OF FUND/CLASS                          EXPENSE RATIO                    RENEWAL DATE
---------------------------------------------------------------------------------------------------------
Outlook 2040/15/
         Class A                                        1.30%                June 30
         Class B                                        1.80%                June 30
         Class C                                        1.80%                June 30
         Institutional Class                            1.00%                June 30
---------------------------------------------------------------------------------------------------------
Overland Express Sweep                                  1.25%                July 31
---------------------------------------------------------------------------------------------------------
Prime Investment Institutional
Money Market                                            0.20%                July 31
---------------------------------------------------------------------------------------------------------
Prime Investment Money Market
         Service Class                                  0.55%                July 31
---------------------------------------------------------------------------------------------------------
SIFE Specialized Financial Services/16/
         Class A                                        1.35%                January 31
         Class B                                        2.10%                January 31
         Class C                                        2.10%                January 31
---------------------------------------------------------------------------------------------------------
Small Cap Growth/17/
         Class A                                        1.45%                January 31
         Class B                                        2.20%                January 31
         Class C                                        2.20%                January 31
         Institutional Class                            1.20%                January 31
---------------------------------------------------------------------------------------------------------
Small Cap Opportunities
         Institutional Class                            1.20%/18/            January 31
---------------------------------------------------------------------------------------------------------
Small Company Growth
         Institutional Class                            1.20%/13/            January 31
---------------------------------------------------------------------------------------------------------
Small Company Value/19/
         Class A                                        1.45%                January 31
         Class B                                        2.20%                January 31
         Class C                                        2.20%                January 31
         Institutional Class                            1.20%                January 31
---------------------------------------------------------------------------------------------------------

----------
/16/ Initial Commitment extends for two years from the commencement of operations of the Fund (February 22, 2004). Thereafter, the
     Expiration/Renewal Date is January 31.

/17/ Funds Management has extended its waiver commitments shown for the Fund through January 31, 2004. Thereafter, the Expiration/Renewal Date is January 31. On August 6, 2002, the Board of Trustees approved a 0.05% increase to the net OER to the Class B and Class C shares, effective February 1, 2003. Through January 31, 2003, the net OER for Class B and Class C is 2.15%.

/18/ On August 6, 2002, the Board of Trustees approved a reduction to the net
     OER of the Institutional Class shares of the Small Cap Opportunities and Small Company Growth Funds, effective February 1, 2003. Through January 31, 2003, the net OER of the Institutional Class for each Fund is 1.25%.

/19/ On August 6, 2002, the Board of Trustees approved an increase to the net
     OER for the Class A and Class B shares, and a reduction to the net OER of the Institutional Class, effective February 1, 2003. The Board also authorized the Fund to issue Class C shares. Through January 31, 2003, the net OER of each Class is as follows: 1.40% for Class A; 2.15% for Class B; 2.20% for Class C; and 1.25% for the Institutional Class.

---------------------------------------------------------------------------------------------------------
                                            CAPPED OPERATING                 EXPIRATION/
NAME OF FUND/CLASS                          EXPENSE RATIO                    RENEWAL DATE
---------------------------------------------------------------------------------------------------------
Specialized Health Sciences
         Class A                                        1.65%                January 31
         Class B                                        2.40%                January 31
         Class C                                        2.40%                January 31
---------------------------------------------------------------------------------------------------------
Specialized Technology/20/
         Class A                                        1.75%                January 31
         Class B                                        2.50%                January 31
         Class C                                        2.50%                January 31
---------------------------------------------------------------------------------------------------------
Stable Income
         Class A                                        0.90%                September 30
         Class B                                        1.65%                September 30
         Institutional Class                            0.65%                September 30
---------------------------------------------------------------------------------------------------------
Strategic Growth Allocation
         Institutional Class                            1.00%                January 31
---------------------------------------------------------------------------------------------------------
Strategic Income
         Institutional Class                            0.85%/21/            January 31
---------------------------------------------------------------------------------------------------------
Tactical Maturity Bond
         Institutional Class                            0.60%                September 30
---------------------------------------------------------------------------------------------------------
Treasury Plus Institutional Money Market
         Service Class                                  0.46%                July 31
         Institutional Class                            0.21%                July 31
---------------------------------------------------------------------------------------------------------
Treasury Plus Money Market
         Class A                                        0.65%                July 31
---------------------------------------------------------------------------------------------------------
WealthBuilder Growth                                    1.25%                September 30
---------------------------------------------------------------------------------------------------------
WealthBuilder Growth and Income                         1.25%                September 30
---------------------------------------------------------------------------------------------------------
WealthBuilder Growth Balanced                           1.25%                September 30
---------------------------------------------------------------------------------------------------------
100% Treasury Money Market
         Class A                                        0.65%                July 31
         Service Class                                  0.46%                July 31
---------------------------------------------------------------------------------------------------------

----------
/20/ Funds Management has extended its waiver commitment for the Fund through January 31, 2004. Thereafter, the Expiration/Renewal Date is January 31.

/21/ On August 6, 2002, the Board of Trustees approved an increase to the net
     OER of this Class, effective February 1, 2003. The net OER of the Institutional Class is 0.80% through January 31, 2003.

Most Recent Annual Approval Date:  August 6, 2002.

The above schedule of capped operating expense ratios is agreed to as of December 18, 2002.


                                               WELLS FARGO FUNDS TRUST


                                               By:
                                                  ------------------------------
                                                  C. David Messman
                                                  Secretary


                                               WELLS FARGO FUNDS MANAGEMENT, LLC


                                               By:
                                                  ------------------------------
                                                  Karla M. Rabusch
                                                  Senior Vice President, Chief
                                                  Administrative Officer
                                                  and Chief Financial Officer

                                   SCHEDULE B

                                                         As of December 18, 2002

                             WELLS FARGO FUNDS TRUST
                 NOT SUBJECT TO CAPPED OPERATING EXPENSE RATIOS

        ----------------------------------------------------------------
                                              DATE OF REMOVAL FROM
        NAME OF FUND/CLASS                    SCHEDULE A
        ----------------------------------------------------------------

        ----------------------------------------------------------------

        ----------------------------------------------------------------

                                                                   Exhibit 14(a)


INDEPENDENT AUDITORS' CONSENT

The Board of Trustees
Wells Fargo Funds Trust:

We consent to the use of our reports dated November 8, 2002 for the Wells Fargo Mid Cap Growth Fund, Wells Fargo Large Company Growth Fund, Wells Fargo International Equity Fund and the Wells Fargo Specialized Technology Fund, and dated May 3, 2002 for the Wells Fargo Government Money Market Fund incorporated herein by reference, and the reference to our firm under the heading "Other Principal Service Providers" in Part A of the combined Proxy Statement/Prospectus being filed on Form N-14.


/s/ KPMG LLP
-------------------------------
KPMG LLP

San Francisco, California
December 27, 2002
Independent Auditors Consent

                                                                   Exhibit 14(b)


INDEPENDENT AUDITORS' CONSENT


The Board of Trustees
Wells Fargo Funds Trust:

We hereby consent to the incorporation by reference in this Registration Statement on Form N-14 of our report dated August 9, 2002 relating to the financial statements and financial highlights which appear in the June 30, 2002 report to shareholders of Montgomery Institutional Series: Emerging Markets Portfolio, and our reports dated August 16, 2002 relating to the financial statements and financial highlights which appear in the June 30, 2002 reports to shareholders of Montgomery Emerging Markets Focus Fund, Montgomery Emerging Markets Fund, Montgomery Global Tech, Telecom and Media Fund, Montgomery Government Money Market Fund, Montgomery Growth Fund, Montgomery International Growth Fund, Montgomery Mid Cap Fund, Montgomery Short Duration Government Bond Fund, Montgomery Small Cap Fund, and Montgomery Total Return Bond Fund. We also consent to the reference to us under the heading "Other Principal Service Providers" in this Registration Statement.

/s/ PricewaterhouseCoopers LLP
--------------------------------------------
PricewaterhouseCoopers LLP

San Francisco, California
December 27, 2002
Independent Auditors Consent

                                                                      Exhibit 17
         WELLS FARGO FUNDS TRUST
         525 MARKET STREET
         SAN FRANCISCO, CA 94105

By my signature below, I appoint [________________], officers of The Montgomery Funds and/or The Montgomery Funds II (the "Montgomery Funds"), as my proxies and attorneys to vote all Fund shares of the portfolio(s) identified below that I am entitled to vote at the Special Meeting(s) of Shareholders of Emerging Markets Focus Fund, Emerging Markets Fund, Global Tech, Telecom and Media Fund, Government Money Market Fund, Growth Fund, Institutional Series: Emerging Markets Portfolio, International Growth Fund, Mid Cap Fund, Short Duration Government Bond Fund, Small Cap Fund and the Total Return Bond Fund (The "Target Funds") of Montgomery Funds to be held at the offices of Montgomery Asset Management LLC, 101 California Street, San Francisco, California, 94111, on Friday, April [__], 2003, at 10:00 a.m. (Pacific time), and at any adjournments of the Meeting. The proxies shall have all the powers that I would possess if present. I hereby revoke any prior proxy, and ratify and confirm all that the proxies, or any of them, may lawfully do. I acknowledge receipt of the notice of special shareholders meeting and the combined proxy statement/prospectus, dated February [__], 2003.

         These proxies shall vote my shares according to my instructions given below with respect to the proposal. If I do not provide an instruction below, I understand that the proxies will vote my shares in favor of the proposal. The proxies will vote on any other matter that may arise in the meeting according to their best judgment.

         This Proxy is solicited by the Boards of Trustees of the Montgomery Funds in support of the proposal.

PLEASE VOTE BY CHECKING THE APPROPRIATE BOX:

         1. To approve an Agreement and Plan of Reorganization for each Target Fund, whereby each Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund of Wells Fargo Funds Trust.

                  [   ]  FOR          [   ]  AGAINST        [  ]  ABSTAIN

         2. To approve an Interim Advisory Agreement between Wells Capital Management Incorporated and each of the Target Funds.

                  [   ]  FOR          [   ]  AGAINST        [  ]  ABSTAIN

Name of Fund__________________________                  ------------------------
                                                        Signature of Shareholder

No. of Shares_________________________                  ------------------------
                                                        Signature of Shareholder

Control No.  _________________________

NOTE: Please make sure that you complete, sign and date your proxy card. Please sign exactly as your name(s) appear on your account. When signing as a fiduciary, please give your full title as such. Each joint owner should sign personally. Corporate proxies should be signed in full corporate name by an authorized officer.

For your convenience, you may vote by returning the proxy ballot in the enclosed postage paid envelope. You also may vote by Internet by going to www.proxyvote.com and following the instructions. Last, you may vote by calling toll-free 1-(800)-290-6424. To vote by Internet or telephone, you will need the control number printed above on this ballot card.